UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03990

Northwestern Mutual Series Fund, Inc.
(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,
Milwaukee Wisconsin 53202
(Address of principal executive offices) (Zip code)

Linda L. Wisniewski, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.
(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.           Reports to Stockholders.

(a):

ACTIVE/PASSIVE AGGRESSIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Active/Passive Aggressive Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 6/30/2025 (commencement of operations) to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Aggressive Portfolio	$0Footnote Reference*	0.27%
Footnote	Description
Footnote*	This expense information covers the period from 6/30/2025 to 6/30/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.

Portfolio Statistics

  Total Net Assets (000's)$25,003
  # of Portfolio Holdings (Derivatives not included, if applicable)24
  Portfolio Turnover Rate0%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

iShares Core S&P 500 ETF	10.2%
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	9.0%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	8.0%
iShares Core U.S. Aggregate Bond ETF	7.0%
SPDR Portfolio S&P 400 Mid Cap ETF	6.0%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	5.5%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	5.5%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	5.5%
iShares Core MSCI EAFE ETF	5.4%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	4.5%

Asset Type Weightings (% of net assets)

% Weighting
Domestic Equity
49.7%
Foreign Equity
26.7%
Fixed Income
19.0%
Commodities
2.5%
Short-Term Investments & Other Net Assets
2.1%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	2.1%
Commodities	2.5%
Fixed Income	19.0%
Foreign Equity	26.7%
Domestic Equity	49.7%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ACTIVE/PASSIVE AGGRESSIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

ACTIVE/PASSIVE ALL EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Active/Passive All Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 6/30/2025 (commencement of operations) to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive All Equity Portfolio	$0Footnote Reference*	0.27%
Footnote	Description
Footnote*	This expense information covers the period from 6/30/2025 to 6/30/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.

Portfolio Statistics

  Total Net Assets (000's)$25,003
  # of Portfolio Holdings (Derivatives not included, if applicable)21
  Portfolio Turnover Rate0%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

iShares Core S&P 500 ETF	13.7%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	9.5%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	8.3%
SPDR Portfolio S&P 400 Mid Cap ETF	7.5%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	6.3%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	6.3%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	6.3%
iShares Core MSCI EAFE ETF	6.2%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	5.5%
Invesco S&P 500 Equal Weight ETF	5.2%

Asset Type Weightings (% of net assets)

% Weighting
Domestic Equity
60.9%
Foreign Equity
35.0%
Commodities
2.0%
Short-Term Investments & Other Net Assets
2.1%
0
10
20
30
40
50
60
70

Value	Value
Short-Term Investments & Other Net Assets	2.1%
Commodities	2.0%
Foreign Equity	35.0%
Domestic Equity	60.9%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ACTIVE/PASSIVE ALL EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

ACTIVE/PASSIVE CONSERVATIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Active/Passive Conservative Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 6/30/2025 (commencement of operations) to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Conservative Portfolio	$0Footnote Reference*	0.27%
Footnote	Description
Footnote*	This expense information covers the period from 6/30/2025 to 6/30/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.

Portfolio Statistics

  Total Net Assets (000's)$25,003
  # of Portfolio Holdings (Derivatives not included, if applicable)23
  Portfolio Turnover Rate0%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

iShares Core U.S. Aggregate Bond ETF	26.2%
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	25.0%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	10.5%
SPDR Portfolio Long Term Treasury ETF	8.0%
iShares Core S&P 500 ETF	2.7%
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio	2.5%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	2.2%
SPDR Portfolio S&P 400 Mid Cap ETF	2.2%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	2.0%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	1.7%

Asset Type Weightings (% of net assets)

% Weighting
Fixed Income
72.2%
Domestic Equity
16.0%
Foreign Equity
8.3%
Commodities
1.5%
Short-Term Investments & Other Net Assets
2.0%
0
20
40
60
80

Value	Value
Short-Term Investments & Other Net Assets	2.0%
Commodities	1.5%
Foreign Equity	8.3%
Domestic Equity	16.0%
Fixed Income	72.2%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ACTIVE/PASSIVE CONSERVATIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

ASSET ALLOCATION PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Asset Allocation Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Portfolio	$8	0.15%

Portfolio Statistics

  Total Net Assets (000's)$281,740
  # of Portfolio Holdings (Derivatives not included, if applicable)27
  Portfolio Turnover Rate10%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	18.1%
iShares Core S&P 500 ETF	12.3%
iShares Core U.S. Aggregate Bond ETF	7.8%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	6.1%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	5.0%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4.2%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	4.1%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	4.0%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	4.0%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	3.4%

Asset Type Weightings (% of net assets)

% Weighting
Domestic Equity
42.1%
Fixed Income
33.8%
Foreign Equity
19.8%
Commodities
0.4%
Short-Term Investments & Other Net Assets
3.9%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	3.9%
Commodities	0.4%
Foreign Equity	19.8%
Fixed Income	33.8%
Domestic Equity	42.1%

Material Portfolio Changes

Effective 7/1/2025, the name of the Portfolio has been changed to the Active/Passive Moderate Portfolio.  This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ASSET ALLOCATION PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

BALANCED PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Balanced Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Portfolio	$6	0.11%

Portfolio Statistics

  Total Net Assets (000's)$1,934,842
  # of Portfolio Holdings (Derivatives not included, if applicable)27
  Portfolio Turnover Rate7%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	25.8%
iShares Core U.S. Aggregate Bond ETF	13.2%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	7.5%
iShares Core S&P 500 ETF	6.9%
SPDR Portfolio Long Term Treasury ETF	5.0%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	4.1%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	3.6%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	2.6%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	2.6%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	2.5%

Asset Type Weightings (% of net assets)

% Weighting
Fixed Income
53.0%
Domestic Equity
28.9%
Foreign Equity
14.2%
Commodities
0.3%
Short-Term Investments & Other Net Assets
3.6%
0
10
20
30
40
50
60

Value	Value
Short-Term Investments & Other Net Assets	3.6%
Commodities	0.3%
Foreign Equity	14.2%
Domestic Equity	28.9%
Fixed Income	53.0%

Material Portfolio Changes

Effective 7/1/2025, the name of the Portfolio has been changed to the Active/Passive Balanced Portfolio.  This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

BALANCED PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

DOMESTIC EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Domestic Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Domestic Equity Portfolio	$25	0.50%

Portfolio Statistics

  Total Net Assets (000's)$1,072,419
  # of Portfolio Holdings (Derivatives not included, if applicable)33
  Portfolio Turnover Rate20%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Teledyne Technologies, Inc.	3.5%
Cisco Systems, Inc.	3.5%
Analog Devices, Inc.	3.4%
The Walt Disney Co.	3.3%
Electronic Arts, Inc.	3.3%
The Charles Schwab Corp.	3.3%
Alphabet, Inc. - Class A	3.3%
Bank of America Corp.	3.2%
Fidelity National Information Services, Inc.	3.1%
The Travelers Cos., Inc.	3.1%

Sector Weightings (% of net assets)

% Weighting
Financials
18.4%
Information Technology
16.7%
Health Care
13.7%
Industrials
11.9%
Consumer Discretionary
8.5%
Consumer Staples
7.8%
Communication Services
6.6%
Energy
5.6%
Utilities
3.1%
Real Estate
2.8%
Materials
2.8%
Short-Term Investments & Other Net Assets
2.1%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	2.1%
Materials	2.8%
Real Estate	2.8%
Utilities	3.1%
Energy	5.6%
Communication Services	6.6%
Consumer Staples	7.8%
Consumer Discretionary	8.5%
Industrials	11.9%
Health Care	13.7%
Information Technology	16.7%
Financials	18.4%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

DOMESTIC EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

EMERGING MARKETS EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Emerging Markets Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Portfolio	$47	0.90%

Portfolio Statistics

  Total Net Assets (000's)$1,166,558
  # of Portfolio Holdings (Derivatives not included, if applicable)64
  Portfolio Turnover Rate18%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Taiwan Semiconductor Manufacturing Co., Ltd.	12.9%
Tencent Holdings, Ltd.	7.8%
Alibaba Group Holding, Ltd.	4.0%
Samsung Electronics Co., Ltd., Various	4.0%
HDFC Bank, Ltd.	3.2%
SK Hynix, Inc.	2.6%
Contemporary Amperex Technology Co., Ltd. - Class A	2.2%
ICICI Bank, Ltd.	2.0%
Grupo Mexico SAB de CV	1.8%
Midea Group Co., Ltd., Various	1.8%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.1%
Energy	0.6%
Utilities	1.7%
Health Care	2.1%
Real Estate	2.7%
Consumer Staples	3.5%
Materials	4.2%
Industrials	9.1%
Communication Services	11.0%
Consumer Discretionary	14.3%
Information Technology	24.7%
Financials	25.0%

Investments by Country of Risk (% of net assets)

Value	Value
Other	19.4%
Mexico	5.1%
South Korea	10.2%
Taiwan	16.8%
India	19.8%
China	27.6%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

EMERGING MARKETS EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

EQUITY INCOME PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Equity Income Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio	$29	0.57%

Portfolio Statistics

  Total Net Assets (000's)$741,845
  # of Portfolio Holdings (Derivatives not included, if applicable)119
  Portfolio Turnover Rate18%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Alphabet, Inc., Various	2.1%
MetLife, Inc.	2.1%
The Southern Co.	2.0%
QUALCOMM, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Co.	1.9%
The Boeing Co., Various	1.8%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%

Sector Weightings (% of net assets)

% Weighting
Financials
21.9%
Industrials
13.5%
Health Care
12.8%
Information Technology
9.9%
Consumer Staples
8.9%
Energy
8.6%
Communication Services
5.9%
Utilities
5.9%
Consumer Discretionary
4.3%
Real Estate
3.7%
Materials
3.1%
Short-Term Investments & Other Net Assets
1.5%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	1.5%
Materials	3.1%
Real Estate	3.7%
Consumer Discretionary	4.3%
Utilities	5.9%
Communication Services	5.9%
Energy	8.6%
Consumer Staples	8.9%
Information Technology	9.9%
Health Care	12.8%
Industrials	13.5%
Financials	21.9%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

EQUITY INCOME PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

FOCUSED APPRECIATION PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Focused Appreciation Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focused Appreciation Portfolio	$31	0.61%

Portfolio Statistics

  Total Net Assets (000's)$1,525,707
  # of Portfolio Holdings (Derivatives not included, if applicable)37
  Portfolio Turnover Rate1%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	9.2%
Meta Platforms, Inc. - Class A	8.6%
Netflix, Inc.	8.1%
Tesla, Inc.	6.5%
Amazon.com, Inc.	6.0%
Oracle Corp.	5.7%
Alphabet, Inc., Various	5.4%
Visa, Inc. - Class A	4.9%
The Boeing Co.	4.7%
Microsoft Corp.	4.6%

Sector Weightings (% of net assets)

% Weighting
Information Technology
29.2%
Communication Services
24.8%
Consumer Discretionary
16.2%
Health Care
10.6%
Financials
8.7%
Industrials
6.8%
Consumer Staples
2.5%
Short-Term Investments & Other Net Assets
1.2%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	1.2%
Consumer Staples	2.5%
Industrials	6.8%
Financials	8.7%
Health Care	10.6%
Consumer Discretionary	16.2%
Communication Services	24.8%
Information Technology	29.2%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

FOCUSED APPRECIATION PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

GOVERNMENT MONEY MARKET PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Government Money Market Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio	$17	0.33%

Portfolio Statistics

  Total Net Assets (000's)$507,587
  # of Portfolio Holdings (Derivatives not included, if applicable)105

What did the Portfolio invest in? (Derivatives not included, if applicable)

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-1.3%
Repurchase Agreements	39.0%
US Government & Agencies	62.3%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

GOVERNMENT MONEY MARKET PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Portfolio	$22	0.42%

Portfolio Statistics

  Total Net Assets (000's)$1,409,945
  # of Portfolio Holdings (Derivatives not included, if applicable)62
  Portfolio Turnover Rate5%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	14.1%
Microsoft Corp.	10.3%
Amazon.com, Inc.	7.8%
Apple, Inc.	6.9%
Meta Platforms, Inc. - Class A	5.4%
Alphabet, Inc., Various	4.9%
Visa, Inc. - Class A	3.5%
Carvana Co.	3.4%
Broadcom, Inc.	3.4%
Netflix, Inc.	3.3%

Sector Weightings (% of net assets)

% Weighting
Information Technology
43.6%
Consumer Discretionary
17.2%
Communication Services
15.2%
Financials
9.6%
Health Care
7.5%
Industrials
3.4%
Utilities
1.0%
Consumer Staples
0.9%
Materials
0.8%
Energy
0.2%
Short-Term Investments & Other Net Assets
0.6%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	0.6%
Energy	0.2%
Materials	0.8%
Consumer Staples	0.9%
Utilities	1.0%
Industrials	3.4%
Health Care	7.5%
Financials	9.6%
Communication Services	15.2%
Consumer Discretionary	17.2%
Information Technology	43.6%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

HIGH YIELD BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Portfolio	$23	0.46%

Portfolio Statistics

  Total Net Assets (000's)$703,673
  # of Portfolio Holdings (Derivatives not included, if applicable)539
  Portfolio Turnover Rate12%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

CCO Holdings LLC / CCO Holdings Capital Corp., Various	2.0%
Ford Motor Credit Co. LLC, Various	1.9%
HUB International, Ltd., Various	1.6%
TransDigm, Inc., Various	1.6%
Clarios Global LP / Clarios US Finance Co., Various	1.2%
Cloud Software Group, Inc., Various	1.1%
Medline Borrower LP, Various	1.1%
1011778 BC ULC / New Red Finance, Inc., Various	1.1%
Tenet Healthcare Corp., Various	1.1%
Ardonagh Group Finance, Ltd., 8.875%, 2/15/32	1.0%

Sector Weightings (% of net assets)

% Weighting
Consumer, Cyclical
19.4%
Consumer, Non-Cyclical
15.0%
Financial
12.2%
Industrial
12.1%
Technology
10.1%
Energy
9.7%
Communications
9.4%
Basic Materials
3.8%
Utilities
3.2%
Diversified
0.2%
Communication Services
0.0%
Short-Term Investments & Other Net Assets
4.9%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	4.9%
Communication Services	0.0%
Diversified	0.2%
Utilities	3.2%
Basic Materials	3.8%
Communications	9.4%
Energy	9.7%
Technology	10.1%
Industrial	12.1%
Financial	12.2%
Consumer, Non-Cyclical	15.0%
Consumer, Cyclical	19.4%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

HIGH YIELD BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

INDEX 400 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Index 400 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 400 Stock Portfolio	$12	0.24%

Portfolio Statistics

  Total Net Assets (000's)$1,407,814
  # of Portfolio Holdings (Derivatives not included, if applicable)401
  Portfolio Turnover Rate6%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Interactive Brokers Group, Inc. - Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex, Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc.	0.6%
US Foods Holding Corp.	0.6%

Sector Weightings (% of net assets)

% Weighting
Industrials
Financials
Consumer Discretionary
Information Technology
Health Care
Real Estate
Materials
Consumer Staples
Energy
Utilities
Communication Services
Short-Term Investments & Other Net Assets
22.1%
17.9%
13.1%
11.5%
8.4%
6.8%
5.8%
5.3%
3.7%
2.8%
1.2%
1.4%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	1.4%
Communication Services	1.2%
Utilities	2.8%
Energy	3.7%
Consumer Staples	5.3%
Materials	5.8%
Real Estate	6.8%
Health Care	8.4%
Information Technology	11.5%
Consumer Discretionary	13.1%
Financials	17.9%
Industrials	22.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INDEX 400 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

INDEX 500 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Index 500 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Stock Portfolio	$10	0.19%

Portfolio Statistics

  Total Net Assets (000's)$6,872,118
  # of Portfolio Holdings (Derivatives not included, if applicable)504
  Portfolio Turnover Rate1%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Various	3.5%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.4%
Berkshire Hathaway, Inc. - Class B	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%

Sector Weightings (% of net assets)

% Weighting
Information Technology
32.8%
Financials
13.9%
Consumer Discretionary
10.3%
Communication Services
9.7%
Health Care
9.2%
Industrials
8.5%
Consumer Staples
5.4%
Energy
3.0%
Utilities
2.4%
Real Estate
2.0%
Materials
1.9%
Short-Term Investments & Other Net Assets
0.9%
0
5
10
15
20
25
30
35

Value	Value
Short-Term Investments & Other Net Assets	0.9%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Energy	3.0%
Consumer Staples	5.4%
Industrials	8.5%
Health Care	9.2%
Communication Services	9.7%
Consumer Discretionary	10.3%
Financials	13.9%
Information Technology	32.8%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INDEX 500 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

INDEX 600 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Index 600 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 600 Stock Portfolio	$13	0.27%

Portfolio Statistics

  Total Net Assets (000's)$471,974
  # of Portfolio Holdings (Derivatives not included, if applicable)604
  Portfolio Turnover Rate7%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Mr. Cooper Group, Inc.	0.7%
Aerovironment, Inc.	0.6%
Brinker International, Inc.	0.6%
Qorvo, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
BorgWarner, Inc.	0.6%
Badger Meter, Inc.	0.5%
Armstrong World Industries, Inc.	0.5%
Dycom Industries, Inc.	0.5%

Sector Weightings (% of net assets)

% Weighting
Industrials
Financials
Consumer Discretionary
Information Technology
Health Care
Real Estate
Materials
Energy
Communication Services
Consumer Staples
Utilities
Short-Term Investments & Other Net Assets
19.1%
18.9%
13.2%
13.2%
10.5%
7.6%
4.9%
3.9%
3.0%
3.0%
2.3%
0.4%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	0.4%
Utilities	2.3%
Consumer Staples	3.0%
Communication Services	3.0%
Energy	3.9%
Materials	4.9%
Real Estate	7.6%
Health Care	10.5%
Information Technology	13.2%
Consumer Discretionary	13.2%
Financials	18.9%
Industrials	19.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INDEX 600 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

INFLATION PROTECTION PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Inflation Protection Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protection Portfolio	$23	0.46%

Portfolio Statistics

  Total Net Assets (000's)$415,020
  # of Portfolio Holdings (Derivatives not included, if applicable)159
  Portfolio Turnover Rate13%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

US Treasury Inflation Index Bond, Various	54.3%
Federal Home Loan Mortgage Corp., Various	5.7%
Government National Mortgage Association, Various	5.2%
Federal National Mortgage Association, Various	5.2%
Mainbeach Funding DAC	2.5%
Overwatch Alpha Funding LLC	2.5%
HQLA Funding LLC	2.5%
Government National Mortgage Association TBA, 4%, 7/15/54	1.0%
JPMorgan Chase & Co., Various	0.7%
Tennessee Valley Authority, Various	0.6%

Asset Type Weightings (% of net assets)

% Weighting
Governments
57.7%
Structured Products
24.2%
Corporate Bonds
9.1%
Municipal Bonds
0.4%
Short-Term Investments & Other Net Assets
8.6%
0
10
20
30
40
50
60

Value	Value
Short-Term Investments & Other Net Assets	8.6%
Municipal Bonds	0.4%
Corporate Bonds	9.1%
Structured Products	24.2%
Governments	57.7%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INFLATION PROTECTION PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

INTERNATIONAL EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Portfolio	$38	0.68%

Portfolio Statistics

  Total Net Assets (000's)$2,226,847
  # of Portfolio Holdings (Derivatives not included, if applicable)90
  Portfolio Turnover Rate8%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

BNP Paribas SA	3.3%
Banco Santander SA	3.3%
Johnson Controls International PLC	3.1%
Novartis AG	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.7%
GSK PLC	2.6%
Barclays PLC	2.5%
Sanofi SA	2.5%
Itau Unibanco Holding SA	2.4%
UBS Group AG	2.2%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.8%
Real Estate	1.3%
Energy	5.1%
Communication Services	5.7%
Consumer Staples	7.7%
Information Technology	7.9%
Materials	10.1%
Industrials	10.4%
Consumer Discretionary	11.3%
Health Care	14.3%
Financials	24.4%

Investments by Country of Risk (% of net assets)

Value	Value
Other	36.4%
Japan	6.1%
China	6.5%
France	6.9%
Germany	8.1%
United Kingdom	11.3%
United States	22.9%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INTERNATIONAL EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

INTERNATIONAL GROWTH PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Portfolio	$32	0.61%

Portfolio Statistics

  Total Net Assets (000's)$1,127,399
  # of Portfolio Holdings (Derivatives not included, if applicable)68
  Portfolio Turnover Rate13%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

SAP SE	6.7%
Safran SA	5.1%
ASML Holding NV	3.7%
CRH PLC	3.6%
Compass Group PLC	3.1%
Linde PLC	3.0%
Recruit Holdings Co., Ltd.	2.9%
GE Vernova, Inc.	2.8%
Atlas Copco AB - Class A	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.1%
Consumer Staples	0.3%
Energy	0.4%
Communication Services	1.7%
Health Care	3.7%
Materials	8.4%
Consumer Discretionary	8.6%
Financials	17.5%
Information Technology	22.5%
Industrials	34.8%

Investments by Country of Risk (% of net assets)

Value	Value
Other	20.0%
Sweden	7.5%
Germany	9.1%
Japan	11.2%
France	12.9%
United Kingdom	14.6%
United States	22.6%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INTERNATIONAL GROWTH PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

LARGE CAP BLEND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Large Cap Blend Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Blend Portfolio	$37	0.72%

Portfolio Statistics

  Total Net Assets (000's)$172,440
  # of Portfolio Holdings (Derivatives not included, if applicable)52
  Portfolio Turnover Rate19%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Microsoft Corp.	9.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. - Class A	4.0%
Wells Fargo & Co.	3.3%
Broadcom, Inc.	3.0%
Mastercard, Inc. - Class A	2.7%
American Express Co.	2.5%
Alphabet, Inc. - Class A	2.5%

Sector Weightings (% of net assets)

% Weighting
Information Technology
31.4%
Financials
15.6%
Consumer Discretionary
12.1%
Industrials
10.6%
Communication Services
8.0%
Health Care
7.8%
Energy
4.2%
Utilities
3.6%
Consumer Staples
3.2%
Materials
1.8%
Real Estate
0.6%
Short-Term Investments & Other Net Assets
1.1%
0
5
10
15
20
25
30
35

Value	Value
Short-Term Investments & Other Net Assets	1.1%
Real Estate	0.6%
Materials	1.8%
Consumer Staples	3.2%
Utilities	3.6%
Energy	4.2%
Health Care	7.8%
Communication Services	8.0%
Industrials	10.6%
Consumer Discretionary	12.1%
Financials	15.6%
Information Technology	31.4%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LARGE CAP BLEND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

LARGE CAP CORE STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Large Cap Core Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Stock Portfolio	$22	0.43%

Portfolio Statistics

  Total Net Assets (000's)$773,972
  # of Portfolio Holdings (Derivatives not included, if applicable)136
  Portfolio Turnover Rate42%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	8.0%
Microsoft Corp.	7.6%
Apple, Inc.	5.1%
Alphabet, Inc. - Class A	4.6%
Amazon.com, Inc.	4.4%
Wells Fargo & Co.	3.3%
Broadcom, Inc.	3.1%
Berkshire Hathaway, Inc. - Class B	2.2%
Mastercard, Inc. - Class A	1.7%
Exxon Mobil Corp.	1.7%

Sector Weightings (% of net assets)

% Weighting
Information Technology
32.6%
Financials
13.7%
Consumer Discretionary
11.3%
Health Care
10.1%
Communication Services
9.5%
Consumer Staples
5.6%
Industrials
5.3%
Energy
4.1%
Utilities
2.7%
Materials
2.0%
Real Estate
1.2%
Investment Companies
1.1%
Short-Term Investments & Other Net Assets
0.8%
0
5
10
15
20
25
30
35

Value	Value
Short-Term Investments & Other Net Assets	0.8%
Investment Companies	1.1%
Real Estate	1.2%
Materials	2.0%
Utilities	2.7%
Energy	4.1%
Industrials	5.3%
Consumer Staples	5.6%
Communication Services	9.5%
Health Care	10.1%
Consumer Discretionary	11.3%
Financials	13.7%
Information Technology	32.6%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LARGE CAP CORE STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

LARGE COMPANY VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Company Value Portfolio	$38	0.75%

Portfolio Statistics

  Total Net Assets (000's)$156,717
  # of Portfolio Holdings (Derivatives not included, if applicable)46
  Portfolio Turnover Rate56%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Johnson & Johnson	5.5%
Truist Financial Corp.	4.0%
JPMorgan Chase & Co.	3.8%
Kenvue, Inc.	3.6%
Duke Energy Corp.	3.5%
Norfolk Southern Corp.	3.3%
Enterprise Products Partners LP	3.2%
Becton Dickinson and Co.	3.1%
Unilever PLC, ADR	3.0%
BlackRock, Inc.	3.0%

Sector Weightings (% of net assets)

% Weighting
Financials
Health Care
Consumer Staples
Industrials
Information Technology
Energy
Utilities
Materials
Communication Services
Real Estate
Short-Term Investments & Other Net Assets
21.8%
19.9%
14.8%
11.3%
8.0%
6.6%
5.4%
4.9%
3.2%
1.8%
2.3%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	2.3%
Real Estate	1.8%
Communication Services	3.2%
Materials	4.9%
Utilities	5.4%
Energy	6.6%
Information Technology	8.0%
Industrials	11.3%
Consumer Staples	14.8%
Health Care	19.9%
Financials	21.8%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LARGE COMPANY VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Long-Term U.S. Government Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long-Term U.S. Government Bond Portfolio	$124	2.45%

Portfolio Statistics

  Total Net Assets (000's)$122,419
  # of Portfolio Holdings (Derivatives not included, if applicable)106
  Portfolio Turnover Rate6%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	115.0%
Uniform Mortgage Backed Security TBA, Various	9.6%
US Treasury Inflation Index Bond, Various	7.9%
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3%, 8/15/32	1.7%
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4%, 9/15/44	1.5%
Federal Home Loan Mortgage Corp., 4.5%, 5/1/54	1.3%
Federal National Mortgage Association, Various	1.2%
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4%, 9/15/54	0.7%
US Treasury Stripped, Various	0.6%
Federal National Mortgage Association, Series 2016-61, Class ML, 3%, 9/25/46	0.6%

Asset Type Weightings (% of net assets)

% Weighting
Governments
Structured Products
Corporate Bonds
Short-Term Investments & Other Net Assets
124.1%
20.4%
0.2%
-44.7%
-50
0
50
100
150

Value	Value
Short-Term Investments & Other Net Assets	-44.7%
Corporate Bonds	0.2%
Structured Products	20.4%
Governments	124.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

MID CAP GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Mid Cap Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Stock Portfolio	$28	0.54%

Portfolio Statistics

  Total Net Assets (000's)$1,066,477
  # of Portfolio Holdings (Derivatives not included, if applicable)108
  Portfolio Turnover Rate43%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Royal Caribbean Cruises, Ltd.	3.3%
Vistra Corp.	3.1%
Hilton Worldwide Holdings, Inc.	2.9%
Howmet Aerospace, Inc.	2.8%
Flutter Entertainment PLC	2.5%
Axon Enterprise, Inc.	2.0%
Quanta Services, Inc.	2.0%
CloudFlare, Inc. - Class A	2.0%
Roblox Corp. - Class A	1.9%
HEICO Corp. - Class A	1.9%

Sector Weightings (% of net assets)

% Weighting
Information Technology 20.8%
Consumer Discretionary 20.4%
Industrials 18.7%
Health Care 14.3%
Financials 11.4%
Communication Services 3.9%
Energy 3.4%
Utilities 3.1%
Consumer Staples 1.6%
Real Estate 1.4%
Materials 0.5%
Short-Term Investments & Other Net Assets 0.5%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	0.5%
Materials	0.5%
Real Estate	1.4%
Consumer Staples	1.6%
Utilities	3.1%
Energy	3.4%
Communication Services	3.9%
Financials	11.4%
Health Care	14.3%
Industrials	18.7%
Consumer Discretionary	20.4%
Information Technology	20.8%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

MID CAP GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

MID CAP VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Mid Cap Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Portfolio	$36	0.72%

Portfolio Statistics

  Total Net Assets (000's)$645,836
  # of Portfolio Holdings (Derivatives not included, if applicable)108
  Portfolio Turnover Rate43%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Zimmer Biomet Holdings, Inc.	2.7%
Enterprise Products Partners LP	2.1%
Henry Schein, Inc.	2.0%
U.S. Bancorp	2.0%
Truist Financial Corp.	2.0%
Willis Towers Watson PLC	1.8%
Northern Trust Corp.	1.8%
Labcorp Holdings, Inc.	1.7%
Kenvue, Inc.	1.7%
MSC Industrial Direct Co., Inc.	1.6%

Sector Weightings (% of net assets)

% Weighting
Financials 18.0%
Industrials 17.3%
Health Care 15.4%
Consumer Staples 10.4%
Utilities 7.9%
Real Estate 7.7%
Information Technology 6.0%
Energy 5.6%
Materials 5.4%
Consumer Discretionary 4.0%
Communication Services 0.7%
Short-Term Investments & Other Net Assets 1.6%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	1.6%
Communication Services	0.7%
Consumer Discretionary	4.0%
Materials	5.4%
Energy	5.6%
Information Technology	6.0%
Real Estate	7.7%
Utilities	7.9%
Consumer Staples	10.4%
Health Care	15.4%
Industrials	17.3%
Financials	18.0%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

MID CAP VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

MULTI-SECTOR BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Multi-Sector Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Bond Portfolio	$38	0.74%

Portfolio Statistics

  Total Net Assets (000's)$1,326,293
  # of Portfolio Holdings (Derivatives not included, if applicable)966
  Portfolio Turnover Rate13%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Uniform Mortgage Backed Security TBA, Various	13.6%
Citigroup Global Markets, Inc. Repurchase Agreement, 4.41%, 7/2/25	4.9%
JP Morgan Securities LLC Repurchase Agreement, 4.48%, 7/1/25	4.5%
US Treasury, Various	3.9%
Canadian Imperial Bank of Commerce Repurchase Agreement, Various	3.9%
Saudi Government International Bond, Various	1.6%
Petroleos Mexicanos, Various	1.3%
United Mexican States, Various	1.3%
European Union, 3%, 12/4/34	1.2%
Argentine Republic Government International Bond, Various	1.0%

Asset Type Weightings (% of net assets)

% Weighting
Corporate Bonds
42.8%
Structured Products
32.3%
Governments
22.5%
Bank Loan Obligations
4.5%
Municipal Bonds
0.2%
Common Stocks
0.1%
Warrants
0.0%
Short-Term Investments & Other Net Assets
-2.4%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	-2.4%
Warrants	0.0%
Common Stocks	0.1%
Municipal Bonds	0.2%
Bank Loan Obligations	4.5%
Governments	22.5%
Structured Products	32.3%
Corporate Bonds	42.8%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

MULTI-SECTOR BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

RESEARCH INTERNATIONAL CORE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Research International Core Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Research International Core Portfolio	$38	0.71%

Portfolio Statistics

  Total Net Assets (000's)$976,241
  # of Portfolio Holdings (Derivatives not included, if applicable)111
  Portfolio Turnover Rate17%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Schneider Electric SE	2.8%
Roche Holding AG	2.5%
Hitachi, Ltd.	2.5%
Linde PLC	2.1%
Nestle SA	2.1%
Barclays PLC	2.0%
Euronext NV	1.9%
NatWest Group PLC	1.8%
Novo Nordisk A/S - Class B	1.7%
BNP Paribas SA	1.6%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.1%
Real Estate	0.4%
Utilities	2.7%
Energy	4.0%
Communication Services	4.7%
Consumer Staples	7.2%
Materials	7.7%
Consumer Discretionary	8.3%
Information Technology	8.7%
Health Care	10.3%
Industrials	19.5%
Financials	24.4%

Investments by Country of Risk (% of net assets)

Value	Value
Other	30.7%
France	7.8%
Netherlands	8.3%
United Kingdom	14.5%
United States	18.0%
Japan	18.6%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

RESEARCH INTERNATIONAL CORE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

SELECT BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Select Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Portfolio	$16	0.31%

Portfolio Statistics

  Total Net Assets (000's)$2,816,200
  # of Portfolio Holdings (Derivatives not included, if applicable)1,048
  Portfolio Turnover Rate127%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Federal National Mortgage Association, Various	17.2%
US Treasury, Various	15.9%
Federal Home Loan Mortgage Corp., Various	9.6%
Government National Mortgage Association, Various	2.1%
Uniform Mortgage Backed Security TBA, Various	1.2%
Government National Mortgage Association TBA, 5.5%, 7/20/53	1.0%
Morgan Stanley, Various	0.9%
Government National Mortgage Association, Series 2025-1, Class GC, 3.5%, 10/20/51	0.8%
Broadcom, Inc., Various	0.8%
The Goldman Sachs Group, Inc., Various	0.7%

Asset Type Weightings (% of net assets)

% Weighting
Structured Products
56.8%
Corporate Bonds
25.5%
Governments
17.3%
Municipal Bonds
0.1%
Short-Term Investments & Other Net Assets
0.3%
0
10
20
30
40
50
60

Value	Value
Short-Term Investments & Other Net Assets	0.3%
Municipal Bonds	0.1%
Governments	17.3%
Corporate Bonds	25.5%
Structured Products	56.8%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SELECT BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

SHORT-TERM BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Short-Term Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Portfolio	$20	0.40%

Portfolio Statistics

  Total Net Assets (000's)$391,722
  # of Portfolio Holdings (Derivatives not included, if applicable)848
  Portfolio Turnover Rate64%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	18.8%
Federal National Mortgage Association, Various	4.3%
Federal Home Loan Mortgage Corp., Various	1.7%
Crown Castle, Inc., Various	1.0%
CVS Health Corp., Various	0.8%
Wells Fargo & Co., Various	0.7%
SBA Tower Trust, Various	0.7%
The Goldman Sachs Group, Inc., Various	0.7%
Government National Mortgage Association, Various	0.6%
Hyundai Capital America, Various	0.6%

Asset Type Weightings (% of net assets)

% Weighting
Corporate Bonds
46.8%
Structured Products
30.7%
Governments
19.5%
Short-Term Investments & Other Net Assets
3.0%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	3.0%
Governments	19.5%
Structured Products	30.7%
Corporate Bonds	46.8%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SHORT-TERM BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

SMALL CAP GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Small Cap Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Stock Portfolio	$27	0.56%

Portfolio Statistics

  Total Net Assets (000's)$700,752
  # of Portfolio Holdings (Derivatives not included, if applicable)147
  Portfolio Turnover Rate48%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

iShares Russell 2000 Growth ETF	1.8%
Ensign Group, Inc.	1.7%
SPX Technologies, Inc.	1.4%
Credo Technology Group Holding, Ltd.	1.4%
HealthEquity, Inc.	1.4%
Aerovironment, Inc.	1.3%
Verra Mobility Corp.	1.3%
ACI Worldwide, Inc.	1.2%
Moog, Inc. - Class A	1.1%
Stifel Financial Corp.	1.1%

Sector Weightings (% of net assets)

% Weighting
Industrials 22.3%
Health Care 21.3%
Information Technology 19.8%
Consumer Discretionary 10.9%
Financials 8.7%
Materials 4.5%
Consumer Staples 3.5%
Energy 2.2%
Investment Companies 1.7%
Communication Services 1.5%
Real Estate 1.5%
Utilities 0.7%
Short-Term Investments & Other Net Assets 1.4%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	1.4%
Utilities	0.7%
Real Estate	1.5%
Communication Services	1.5%
Investment Companies	1.7%
Energy	2.2%
Consumer Staples	3.5%
Materials	4.5%
Financials	8.7%
Consumer Discretionary	10.9%
Information Technology	19.8%
Health Care	21.3%
Industrials	22.3%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SMALL CAP GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

SMALL CAP VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Small Cap Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Portfolio	$43	0.87%

Portfolio Statistics

  Total Net Assets (000's)$548,368
  # of Portfolio Holdings (Derivatives not included, if applicable)195
  Portfolio Turnover Rate21%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Pinnacle Financial Partners, Inc.	2.0%
PennyMac Financial Services, Inc.	1.5%
Columbia Banking System, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
SouthState Corp.	1.2%
Western Alliance Bancorp	1.1%
Mirion Technologies, Inc.	1.1%
FB Financial Corp.	1.0%
Carvana Co.	1.0%
Matador Resources Co.	1.0%

Sector Weightings (% of net assets)

% Weighting
Financials
28.4%
Industrials
13.3%
Real Estate
10.8%
Consumer Discretionary
9.7%
Health Care
8.4%
Information Technology
7.0%
Energy
6.8%
Utilities
5.8%
Materials
4.5%
Communication Services
2.1%
Consumer Staples
1.9%
Short-Term Investments & Other Net Assets
1.3%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	1.3%
Consumer Staples	1.9%
Communication Services	2.1%
Materials	4.5%
Utilities	5.8%
Energy	6.8%
Information Technology	7.0%
Health Care	8.4%
Consumer Discretionary	9.7%
Real Estate	10.8%
Industrials	13.3%
Financials	28.4%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SMALL CAP VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2025

Semi-Annual Shareholder Report

REPORT ON FORM N-CSR
RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

(b)   Not applicable.

Item 2.                        Code of Ethics.

Not applicable to semi-annual reports.

Item 3.                        Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.                        Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable to semi-annual reports.

Item 6.                        Investments.

(a)   The Schedule of Investments are included within the Semi-Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

(b)   Not applicable.

Item 7.            Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and Other Information
June 30, 2025
Northwestern Mutual Series Fund, Inc.
A Series Fund Offering 30 Portfolios
Growth Stock Portfolio
Focused Appreciation Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Domestic Equity Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value Portfolio
Small Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
Research International Core Portfolio
International Equity Portfolio
Emerging Markets Equity Portfolio
Government Money Market Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Inflation Protection Portfolio
High Yield Bond Portfolio
Multi-Sector Bond Portfolio
Active/Passive All Equity Portfolio
Active/Passive Aggressive Portfolio
Asset Allocation Portfolio
Balanced Portfolio
Active/Passive Conservative Portfolio

Northwestern Mutual Series Fund, Inc.
Table of Contents
Schedules of Investments:
Growth Stock Portfolio
.............................................................................
3
Focused Appreciation Portfolio
......................................................................
5
Large Cap Core Stock Portfolio
......................................................................
6
Large Cap Blend Portfolio
...........................................................................
8
Index 500 Stock Portfolio
...........................................................................
10
Large Company Value Portfolio
......................................................................
15
Domestic Equity Portfolio
...........................................................................
17
Equity Income Portfolio
............................................................................
18
Mid Cap Growth Stock Portfolio
.....................................................................
21
Index 400 Stock Portfolio
...........................................................................
24
Mid Cap Value Portfolio
............................................................................
29
Small Cap Growth Stock Portfolio
....................................................................
32
Index 600 Stock Portfolio
...........................................................................
35
Small Cap Value Portfolio
...........................................................................
42
International Growth Portfolio
......................................................................
45
Research International Core Portfolio
................................................................
47
International Equity Portfolio
.......................................................................
50
Emerging Markets Equity Portfolio
...................................................................
55
Government Money Market Portfolio
................................................................
57
Short-Term Bond Portfolio
..........................................................................
60
Select Bond Portfolio
...............................................................................
78
Long-Term U.S. Government Bond Portfolio
...........................................................
97
Inflation Protection Portfolio
........................................................................
101
High Yield Bond Portfolio
...........................................................................
107
Multi-Sector Bond Portfolio
.........................................................................
116
Active/Passive All Equity Portfolio
...................................................................
144
Active/Passive Aggressive Portfolio
..................................................................
146
Asset Allocation Portfolio
...........................................................................
148
Balanced Portfolio
.................................................................................
151
Active/Passive Conservative Portfolio
................................................................
154
Statements of Assets and Liabilities
.......................................................................
156
Statements of Operations
...............................................................................
162
Statements of Changes in Net Assets
.....................................................................
168
Statement of Cash Flows
................................................................................
178
Financial Highlights
.....................................................................................
180
Notes to Financial Statements
...........................................................................
188
Abbreviations
..........................................................................................
211
Approval and Continuance of Investment Advisory and Sub-Advisory Agreements
..............................
212
Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio
Common Stocks
( 99 .4% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 15 .2% )
Alphabet, Inc. - Class A  81,568 14,375
Alphabet, Inc. - Class C  307,553 54,557
Meta Platforms, Inc. -
Class A  102,564 75,701
Netflix, Inc. * 34,428 46,103
Sea, Ltd., ADR * 47,131 7,538
T-Mobile US, Inc.  66,368 15,813
Total 214,087
Consumer Discretionary ( 17 .2% )
Amazon.com, Inc. * 499,271 109,535
Booking Holdings, Inc.  2,852 16,511
Carvana Co. * 143,579 48,380
Chipotle Mexican Grill,
Inc. * 222,020 12,466
DoorDash, Inc.
- Class A * 34,197 8,430
Ross Stores, Inc.  42,496 5,422
Tesla, Inc. * 113,661 36,106
The TJX Cos., Inc.  49,963 6,170
Total 243,020
Consumer Staples ( 0 .9% )
Colgate-Palmolive Co.  59,464 5,405
Mondelez International,
Inc.  47,576 3,209
The Procter & Gamble
Co.  27,700 4,413
Total 13,027
Energy ( 0 .2% )
Schlumberger, Ltd.  71,645 2,422
Total 2,422
Financials ( 9 .6% )
Adyen NV, ADR * 176,397 3,230
The Charles Schwab
Corp.  60,478 5,518
Chubb, Ltd.  50,085 14,511
Fiserv, Inc. * 17,490 3,015
The Goldman Sachs
Group, Inc.  7,837 5,547
Marsh & McLennan
Cos., Inc.  26,890 5,879
Mastercard, Inc. -
Class A  66,197 37,199
Morgan Stanley  44,387 6,252
S&P Global, Inc.  9,831 5,184
Visa, Inc. - Class A  139,685 49,595
Total 135,930
Health Care ( 7 .5% )
Danaher Corp.  40,695 8,039
Elevance Health, Inc.  7,909 3,076
Eli Lilly & Co.  56,853 44,319
Intuitive Surgical, Inc. * 43,641 23,715
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Stryker Corp.  20,871 8,257
Thermo Fisher
Scientific, Inc.  17,025 6,903
UnitedHealth Group,
Inc.  34,661 10,813
Total 105,122
Industrials ( 3 .4% )
Cintas Corp.  18,020 4,016
GE Vernova, Inc.  17,532 9,277
General Electric Co.  100,081 25,760
Old Dominion Freight
Line, Inc.  20,873 3,388
TransDigm Group, Inc.  3,072 4,671
Veralto Corp.  8,620 870
Total 47,982
Information Technology ( 43 .6% )
Apple, Inc.  474,049 97,261
ASML Holding NV  16,502 13,224
Broadcom, Inc.  174,577 48,122
Confluent, Inc.
- Class A * 37,492 935
CrowdStrike Holdings,
Inc. * 12,782 6,510
Datadog, Inc.
- Class A * 16,218 2,179
Intuit, Inc.  14,571 11,476
Microsoft Corp.  290,699 144,597
Monolithic Power
Systems, Inc.  9,327 6,822
NVIDIA Corp.  1,254,885 198,259
Palantir Technologies,
Inc. - Class A * 17,753 2,420
Roper Technologies,
Inc.  14,108 7,997
ServiceNow, Inc. * 31,844 32,738
Shopify, Inc. - Class A * 100,665 11,612
Synopsys, Inc. * 24,315 12,466
Taiwan Semiconductor
Manufacturing Co.,
Ltd., ADR  34,301 7,769
TE Connectivity PLC  34,470 5,814
Texas Instruments, Inc.  22,274 4,624
Total 614,825
Materials ( 0 .8% )
Linde PLC  11,914 5,590
The Sherwin-Williams
Co.  16,263 5,584
Total 11,174
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Utilities ( 1 .0% )
Constellation Energy
Corp.  42,223 13,628
Total 13,628
Total Common Stocks
(Cost: $613,938) 1,401,217
Total Investments (99.4%)
(Cost: $613,938)
@
1,401,217
Other Assets, Less
Liabilities (0.6%) 8,728
Net Assets (100.0%) 1,409,945

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $613,938 and the net unrealized appreciation of investments based on that cost was $787,279 which is comprised of $801,838 aggregate gross unrealized appreciation and $14,559 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,401,217 $ — $ —
Total Assets:
$ 1,401,217 $ — $ —

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio
Common Stocks
( 98 .8% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 24 .8% )
Alphabet, Inc. - Class A  368,300 64,906
Alphabet, Inc. - Class C  95,247 16,896
Meta Platforms, Inc. -
Class A  176,920 130,583
Netflix, Inc. * 92,234 123,513
The Walt Disney Co.  343,918 42,649
Total 378,547
Consumer Discretionary ( 16 .2% )
Alibaba Group Holding,
Ltd., ADR  56,960 6,460
Amazon.com, Inc. * 416,984 91,482
NIKE, Inc. - Class B  161,425 11,468
Starbucks Corp.  228,233 20,913
Tesla, Inc. * 311,560 98,970
Yum China Holdings,
Inc.  85,009 3,801
Yum! Brands, Inc.  93,650 13,877
Total 246,971
Consumer Staples ( 2 .5% )
Monster Beverage
Corp. * 615,693 38,567
Total 38,567
Common Stocks
(98.8%)
Shares/
Par
+
Value
$ (000’s)
Financials ( 8 .7% )
Block, Inc. - Class A * 172,036 11,687
FactSet Research
Systems, Inc.  35,654 15,947
PayPal Holdings, Inc. * 156,018 11,595
SEI Investments Co.  203,098 18,250
Visa, Inc. - Class A  211,516 75,099
Total 132,578
Health Care ( 10 .6% )
Illumina, Inc. * 101,266 9,662
Intuitive Surgical, Inc. * 41,315 22,451
Novartis AG, ADR  135,331 16,376
Novo Nordisk A/S, ADR  306,618 21,163
Regeneron
Pharmaceuticals, Inc.  46,531 24,429
Roche Holding AG,
ADR  307,844 12,548
Thermo Fisher
Scientific, Inc.  35,453 14,375
Vertex
Pharmaceuticals,
Inc. * 92,227 41,059
Total 162,063
Common Stocks
(98.8%)
Shares/
Par
+
Value
$ (000’s)
Industrials ( 6 .8% )
The Boeing Co. * 344,539 72,191
Deere & Co.  32,212 16,379
Expeditors International
of Washington, Inc.  135,313 15,460
Total 104,030
Information Technology ( 29 .2% )
Autodesk, Inc. * 136,473 42,248
Microsoft Corp.  142,199 70,731
NVIDIA Corp.  887,060 140,146
Oracle Corp.  398,714 87,171
QUALCOMM, Inc.  111,834 17,811
Salesforce, Inc.  137,005 37,360
Shopify, Inc. - Class A * 331,394 38,226
Workday, Inc.
- Class A * 47,546 11,411
Total 445,104
Total Common Stocks
(Cost: $665,435) 1,507,860
Total Investments (98.8%)
(Cost: $665,435)
@
1,507,860
Other Assets, Less
Liabilities (1.2%) 17,847
Net Assets (100.0%) 1,525,707
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $665,435 and the net unrealized appreciation of investments based on that cost was $842,425 which is comprised of $872,784 aggregate gross unrealized appreciation and $30,359 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,507,860 $ — $ —
Total Assets:
$ 1,507,860 $ — $ —

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio
Common Stocks
( 98 .1% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 9 .5% )
Alphabet, Inc. - Class A  204,147 35,977
Meta Platforms, Inc. -
Class A  13,876 10,242
Netflix, Inc. * 8,419 11,274
Spotify Technology
SA * 1,701 1,305
T-Mobile US, Inc.  36,243 8,635
The Walt Disney Co.  48,110 5,966
Total 73,399
Consumer Discretionary ( 11 .3% )
Airbnb, Inc. - Class A * 45,803 6,061
Amazon.com, Inc. * 153,694 33,719
Chipotle Mexican Grill,
Inc. * 74,206 4,167
D.R. Horton, Inc.  7,582 977
Deckers Outdoor
Corp. * 6,574 678
Flutter Entertainment
PLC * 10,993 3,141
Hyatt Hotels Corp. -
Class A  18,855 2,633
Lennar Corp. - Class A  4,619 511
Marriott International,
Inc.  21,897 5,982
O'Reilly Automotive,
Inc. * 40,294 3,632
Pool Corp.  15,500 4,518
Royal Caribbean
Cruises, Ltd.  9,634 3,017
Starbucks Corp.  31,722 2,907
Tesla, Inc. * 25,719 8,170
The TJX Cos., Inc.  38,334 4,734
Wingstop, Inc.  7,333 2,469
Total 87,316
Consumer Staples ( 5 .6% )
British American
Tobacco PLC, ADR  29,798 1,410
Casey's General
Stores, Inc.  1,495 763
Church & Dwight Co.,
Inc.  4,537 436
The Coca-Cola Co.  88,449 6,258
Costco Wholesale
Corp.  3,675 3,638
Kenvue, Inc.  24,614 515
Keurig Dr. Pepper, Inc.  22,700 751
Monster Beverage
Corp. * 11,357 711
Performance Food
Group Co. * 28,790 2,518
Philip Morris
International, Inc.  36,482 6,645
Common Stocks
(98.1%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples continued
The Procter & Gamble
Co.  13,733 2,188
Unilever PLC, ADR  78,114 4,778
US Foods Holding
Corp. * 79,031 6,086
Walmart, Inc.  70,303 6,874
Total 43,571
Energy ( 4 .1% )
EQT Corp.  34,900 2,035
Exxon Mobil Corp.  123,244 13,286
Marathon Petroleum
Corp.  27,991 4,650
Shell PLC, ADR  114,113 8,035
Targa Resources Corp.  24,147 4,203
Total 32,209
Financials ( 13 .7% )
American Express Co.  6,149 1,961
American International
Group, Inc.  68,546 5,867
Ares Management
Corp. - Class A  35,711 6,185
Berkshire Hathaway,
Inc. - Class B * 34,644 16,829
Chubb, Ltd.  12,519 3,627
Everest Group, Ltd.  5,855 1,990
The Goldman Sachs
Group, Inc.  2,759 1,953
Intercontinental
Exchange, Inc.  38,239 7,016
JPMorgan Chase & Co.  16,397 4,754
KKR & Co., Inc.  86,550 11,514
Marsh & McLennan
Cos., Inc.  26,382 5,768
Mastercard, Inc. -
Class A  23,974 13,472
Wells Fargo & Co.  315,060 25,242
Total 106,178
Health Care ( 10 .1% )
Abbott Laboratories  12,922 1,758
AbbVie, Inc.  18,073 3,355
Agilent Technologies,
Inc.  25,084 2,960
Align Technology, Inc. * 1,507 285
Alnylam
Pharmaceuticals,
Inc. * 1,586 517
Amgen, Inc.  2,990 835
argenx SE, ADR * 1,367 754
AstraZeneca PLC, ADR  25,048 1,750
Boston Scientific
Corp. * 56,001 6,015
Cencora, Inc.  8,706 2,610
Common Stocks
(98.1%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
CVS Health Corp.  23,031 1,589
Danaher Corp.  23,261 4,595
Edwards Lifesciences
Corp. * 31,988 2,502
Elevance Health, Inc.  3,271 1,272
Eli Lilly & Co.  15,501 12,083
Gilead Sciences, Inc.  21,042 2,333
GSK PLC, ADR  52,179 2,004
Haleon PLC, ADR  322,559 3,345
HCA Healthcare, Inc.  3,948 1,512
Intuitive Surgical, Inc. * 9,752 5,299
Johnson & Johnson  19,761 3,018
Labcorp Holdings, Inc.  4,883 1,282
Merck & Co., Inc.  71,066 5,626
Molina Healthcare,
Inc. * 1,504 448
Novo Nordisk A/S, ADR  10,251 708
Regeneron
Pharmaceuticals, Inc.  701 368
United Therapeutics
Corp. * 1,204 346
UnitedHealth Group,
Inc.  19,990 6,236
Vertex
Pharmaceuticals,
Inc. * 5,741 2,556
Total 77,961
Industrials ( 5 .3% )
AerCap Holdings NV  11,654 1,364
The Boeing Co. * 12,519 2,623
Builders FirstSource,
Inc. * 4,608 538
C.H. Robinson
Worldwide, Inc.  65,105 6,247
Clean Harbors, Inc. * 23,780 5,498
Deere & Co.  3,112 1,582
Delta Air Lines, Inc.  10,600 521
Fortive Corp.  20,261 1,056
General Dynamics
Corp.  4,752 1,386
IDEX Corp.  16,108 2,828
Ingersoll-Rand, Inc.  21,025 1,749
Johnson Controls
International PLC  5,240 553
Northrop Grumman
Corp.  6,285 3,142
PACCAR, Inc.  44,465 4,227
Parker Hannifin Corp.  2,167 1,514
RTX Corp.  17,444 2,547
Vertiv Holdings Co.  15,652 2,010
Waste Connections,
Inc.  8,906 1,663
Total 41,048

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio
Common Stocks
(98.1%)
Shares/
Par
+
Value
$ (000’s)
Information Technology ( 32 .6% )
Advanced Micro
Devices, Inc. * 35,130 4,985
Apple, Inc.  192,117 39,417
Arista Networks, Inc. * 47,873 4,898
Broadcom, Inc.  86,794 23,925
First Solar, Inc. * 9,764 1,616
Flex, Ltd. * 84,034 4,195
HubSpot, Inc. * 7,179 3,996
Intuit, Inc.  9,548 7,520
Microsoft Corp.  118,700 59,043
NetApp, Inc.  24,145 2,573
NVIDIA Corp.  393,609 62,186
NXP Semiconductors
NV  26,944 5,887
Palantir Technologies,
Inc. - Class A * 7,316 997
Ralliant Corp. * 6,754 327
SAP SE, ADR  18,451 5,611
ServiceNow, Inc. * 11,088 11,399
Snowflake, Inc. * 16,392 3,668
Synopsys, Inc. * 13,233 6,784
Common Stocks
(98.1%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Zscaler, Inc. * 9,701 3,046
Total 252,073
Materials ( 2 .0% )
Celanese Corp.  23,302 1,289
Crown Holdings, Inc.  13,913 1,433
FMC Corp.  30,248 1,263
James Hardie
Industries PLC,
ADR * 109,350 2,941
Linde PLC  12,729 5,972
Nucor Corp.  7,073 916
PPG Industries, Inc.  19,206 2,185
Total 15,999
Real Estate ( 1 .2% )
Camden Property Trust  22,339 2,518
Welltower, Inc.  42,616 6,551
Total 9,069
Utilities ( 2 .7% )
American Electric
Power Co., Inc.  41,580 4,314
Atmos Energy Corp.  23,814 3,670
NextEra Energy, Inc.  22,032 1,530
Common Stocks
(98.1%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
PG&E Corp.  284,792 3,970
Sempra  60,531 4,586
Vistra Corp.  15,044 2,916
Total 20,986
Total Common Stocks
(Cost: $600,934) 759,809
Investment Companies
( 1 .1% )
Investment Companies ( 1 .1% )
SPDR S&P 500 ETF
Trust  13,461 8,317
Total 8,317
Total Investment Companies
(Cost: $8,023) 8,317
Total Investments (99.2%)
(Cost: $608,957)
@
768,126
Other Assets, Less
Liabilities (0.8%) 5,846
Net Assets (100.0%) 773,972
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $608,957 and the net unrealized appreciation of investments based on that cost was $159,169 which is comprised of $175,051 aggregate gross unrealized appreciation and $15,882 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 759,809 $ — $ —
Investment Companies 8,317 — —
Total Assets:
$ 768,126 $ — $ —

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio
Common Stocks
( 98 .9% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 8 .0% )
Alphabet, Inc.
- Class  A  24,673 4,348
Meta Platforms, Inc. -
Class A  9,389 6,930
The Walt Disney Co.  20,899 2,592
Total 13,870
Consumer Discretionary ( 12 .1% )
Amazon.com, Inc. * 37,057 8,130
Chipotle Mexican Grill,
Inc. * 32,548 1,828
Lowe's Companies,
Inc.  15,851 3,517
Marriott International,
Inc.  7,571 2,068
McDonald's Corp.  11,774 3,440
Tesla, Inc. * 5,991 1,903
Total 20,886
Consumer Staples ( 3 .2% )
Mondelez International,
Inc.  26,190 1,766
Walmart, Inc.  38,271 3,742
Total 5,508
Energy ( 4 .2% )
Baker Hughes Co.  107,727 4,130
Exxon Mobil Corp.  28,922 3,118
Total 7,248
Financials ( 15 .6% )
American Express Co.  13,745 4,384
Ameriprise Financial,
Inc.  5,487 2,928
Arthur J. Gallagher &
Co.  10,633 3,404
Common Stocks
(98.9%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Blackstone, Inc.  5,232 783
Mastercard, Inc. -
Class A  8,282 4,654
Morgan Stanley  14,633 2,061
The Travelers Cos.,
Inc.  6,641 1,777
U.S. Bancorp  28,834 1,305
Wells Fargo & Co.  70,387 5,639
Total 26,935
Health Care ( 7 .8% )
AbbVie, Inc.  14,855 2,757
Edwards Lifesciences
Corp. * 21,714 1,698
Eli Lilly & Co.  1,910 1,489
Medtronic PLC  25,201 2,197
Regeneron
Pharmaceuticals, Inc.  2,017 1,059
Stryker Corp.  7,621 3,015
Vertex
Pharmaceuticals,
Inc. * 2,962 1,319
Total 13,534
Industrials ( 10 .6% )
Carrier Global Corp.  32,348 2,368
CSX Corp.  53,664 1,751
Deere & Co.  4,090 2,080
Eaton Corp. PLC  11,253 4,017
Howmet Aerospace,
Inc.  14,202 2,643
Northrop Grumman
Corp.  5,658 2,829
Trane Technologies
PLC  3,048 1,333
United Rentals, Inc.  1,574 1,186
Total 18,207
Common Stocks
(98.9%)
Shares/
Par
+
Value
$ (000’s)
Information Technology ( 31 .4% )
Apple, Inc.  48,939 10,041
ASML Holding NV  870 697
Broadcom, Inc.  18,878 5,204
Intuit, Inc.  2,952 2,325
Micron Technology, Inc.  10,367 1,278
Microsoft Corp.  31,544 15,690
NVIDIA Corp.  73,884 11,673
NXP Semiconductors
NV  16,990 3,712
Oracle Corp.  15,807 3,456
Total 54,076
Materials ( 1 .8% )
Vulcan Materials Co.  11,946 3,116
Total 3,116
Real Estate ( 0 .6% )
Prologis, Inc.  9,858 1,036
Total 1,036
Utilities ( 3 .6% )
Entergy Corp.  10,925 908
NextEra Energy, Inc.  33,460 2,323
PG&E Corp.  56,205 784
The Southern Co.  23,469 2,155
Total 6,170
Total Common Stocks
(Cost: $138,244) 170,586
Total Investments (98.9%)
(Cost: $138,244)
@
170,586
Other Assets, Less
Liabilities (1.1%) 1,854
Net Assets (100.0%) 172,440
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $138,244 and the net unrealized appreciation of investments based on that cost was $32,342 which is comprised of $34,471 aggregate gross unrealized appreciation and
$2,129 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 170,586 $ — $ —
Total Assets:
$ 170,586 $ — $ —

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
( 99 .1% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 9 .7% )
Alphabet, Inc. - Class A  753,968 132,872
Alphabet, Inc. - Class C  608,719 107,981
AT&T, Inc.  929,770 26,907
Charter
Communications, Inc.
- Class A * 12,625 5,161
Comcast Corp.
- Class A  487,510 17,399
Electronic Arts, Inc.  30,655 4,896
Fox Corp. - Class A  28,049 1,572
Fox Corp. - Class B  17,886 923
The Interpublic Group
of Companies, Inc.  47,465 1,162
Live Nation
Entertainment, Inc. * 18,698 2,829
Match Group, Inc.  33,045 1,021
Meta Platforms, Inc. -
Class A  281,510 207,780
Netflix, Inc. * 55,291 74,042
News Corp. - Class A  49,274 1,464
News Corp. - Class B  14,592 501
Omnicom Group, Inc.  25,190 1,812
Paramount Global -
Class B  65,127 840
Take-Two Interactive
Software, Inc. * 21,225 5,154
TKO Group Holdings,
Inc.  8,607 1,566
T-Mobile US, Inc.  61,984 14,768
Verizon
Communications, Inc.  544,090 23,543
The Walt Disney Co.  233,673 28,978
Warner Bros.
Discovery, Inc. * 292,066 3,347
Total 666,518
Consumer Discretionary ( 10 .3% )
Airbnb, Inc. - Class A * 56,071 7,420
Amazon.com, Inc. * 1,225,096 268,774
Aptiv PLC * 30,456 2,078
AutoZone, Inc. * 2,169 8,052
Best Buy Co., Inc.  25,128 1,687
Booking Holdings, Inc.  4,219 24,425
Caesars Entertainment,
Inc. * 26,859 763
CarMax, Inc. * 20,002 1,344
Carnival Corp. * 132,166 3,716
Chipotle Mexican Grill,
Inc. * 175,190 9,837
D.R. Horton, Inc.  36,659 4,726
Darden Restaurants,
Inc.  15,224 3,318
Deckers Outdoor
Corp. * 19,797 2,040
Domino's Pizza, Inc.  4,427 1,995
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
DoorDash, Inc.
- Class A * 43,852 10,810
eBay, Inc.  62,545 4,657
Expedia Group, Inc.  16,038 2,705
Ford Motor Co.  505,805 5,488
Garmin, Ltd.  19,906 4,155
General Motors Co.  128,613 6,329
Genuine Parts Co.  18,299 2,220
Hasbro, Inc.  16,603 1,226
Hilton Worldwide
Holdings, Inc.  31,100 8,283
The Home Depot, Inc.  128,401 47,077
Las Vegas Sands Corp.  44,116 1,919
Lennar Corp. - Class A  30,184 3,339
LKQ Corp.  33,906 1,255
Lowe's Companies,
Inc.  72,986 16,193
Lululemon Athletica,
Inc. * 14,482 3,441
Marriott International,
Inc.  29,578 8,081
McDonald's Corp.  92,630 27,064
MGM Resorts
International * 28,624 984
Mohawk Industries,
Inc. * 6,980 732
NIKE, Inc. - Class B  152,686 10,847
Norwegian Cruise Line
Holdings, Ltd. * 57,774 1,172
NVR, Inc. * 386 2,851
O'Reilly Automotive,
Inc. * 111,450 10,045
Pool Corp.  4,882 1,423
PulteGroup, Inc.  26,170 2,760
Ralph Lauren Corp.  5,150 1,413
Ross Stores, Inc.  42,646 5,441
Royal Caribbean
Cruises, Ltd.  32,018 10,026
Starbucks Corp.  146,878 13,458
Tapestry, Inc.  26,759 2,350
Tesla, Inc. * 363,336 115,417
The TJX Cos., Inc.  145,308 17,944
Tractor Supply Co.  69,221 3,653
Ulta Beauty, Inc. * 6,045 2,828
Williams-Sonoma, Inc.  15,912 2,600
Wynn Resorts, Ltd.  11,578 1,084
Yum! Brands, Inc.  36,162 5,358
Total 706,803
Consumer Staples ( 5 .4% )
Altria Group, Inc.  219,613 12,876
Archer-Daniels-Midland
Co.  61,712 3,257
Brown-Forman Corp. -
Class B  23,781 640
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples continued
Bunge Global SA  17,253 1,385
The Campbell's
Company  25,003 766
Church & Dwight Co.,
Inc.  31,841 3,060
The Clorox Co.  16,089 1,932
The Coca-Cola Co.  500,465 35,408
Colgate-Palmolive Co.  104,898 9,535
Conagra Brands, Inc.  63,153 1,293
Constellation Brands,
Inc. - Class A  20,385 3,316
Costco Wholesale
Corp.  57,413 56,836
Dollar General Corp.  28,879 3,303
Dollar Tree, Inc. * 26,656 2,640
The Estee Lauder
Cos., Inc. - Class A  30,243 2,444
General Mills, Inc.  71,252 3,692
The Hershey Co.  18,962 3,147
Hormel Foods Corp.  37,920 1,147
The J.M. Smucker Co.  13,924 1,367
Kellanova  35,160 2,796
Kenvue, Inc.  248,437 5,200
Keurig Dr. Pepper, Inc.  167,400 5,534
Kimberly-Clark Corp.  42,873 5,527
The Kraft Heinz Co.  112,301 2,900
The Kroger Co.  79,428 5,697
Lamb Weston
Holdings, Inc.  18,664 968
McCormick & Co., Inc.  32,490 2,463
Molson Coors
Beverage Co.
- Class B  22,888 1,101
Mondelez International,
Inc.  167,200 11,276
Monster Beverage
Corp. * 91,430 5,727
PepsiCo, Inc.  177,279 23,408
Philip Morris
International, Inc.  200,979 36,604
The Procter & Gamble
Co.  303,093 48,289
Sysco Corp.  63,192 4,786
Target Corp.  59,106 5,831
Tyson Foods, Inc. -
Class A  37,483 2,097
Walgreens Boots
Alliance, Inc.  90,736 1,042
Walmart, Inc.  560,729 54,828
Total 374,118
Energy ( 3 .0% )
APA Corp.  42,216 772
Baker Hughes Co.  128,222 4,916
Chevron Corp.  210,586 30,154

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
ConocoPhillips  164,917 14,800
Coterra Energy, Inc.  96,068 2,438
Devon Energy Corp.  82,615 2,628
Diamondback Energy,
Inc.  23,608 3,244
EOG Resources, Inc.  72,882 8,717
EQT Corp.  77,758 4,535
Expand  Energy  Corp.  27,183 3,179
Exxon Mobil Corp.  558,833 60,242
Halliburton Co.  112,209 2,287
Hess Corp.  35,726 4,949
Kinder Morgan, Inc.  250,256 7,357
Marathon Petroleum
Corp.  40,846 6,785
Occidental Petroleum
Corp.  88,103 3,701
ONEOK, Inc.  80,396 6,563
Phillips 66  53,383 6,369
Schlumberger, Ltd.  181,072 6,120
Targa Resources Corp.  28,157 4,902
Texas Pacific Land
Corp.  2,435 2,572
Valero Energy Corp.  41,338 5,557
The Williams Cos., Inc.  157,959 9,921
Total 202,708
Financials ( 13 .9% )
Aflac, Inc.  63,979 6,747
The Allstate Corp.  34,254 6,896
American Express Co.  71,739 22,883
American International
Group, Inc.  76,694 6,564
Ameriprise Financial,
Inc.  12,417 6,627
Aon PLC  28,024 9,998
Apollo Global
Management, Inc.  57,921 8,217
Arch Capital Group,
Ltd.  48,923 4,454
Arthur J. Gallagher &
Co.  32,369 10,362
Assurant, Inc.  6,496 1,283
Bank of America Corp.  855,882 40,500
The Bank of New York
Mellon Corp.  92,767 8,452
Berkshire Hathaway,
Inc. - Class B * 237,761 115,497
BlackRock, Inc.  18,865 19,794
Blackstone, Inc.  93,557 13,994
Brown & Brown, Inc.  36,111 4,004
Capital One Financial
Corp.  82,584 17,571
Cboe Global Markets,
Inc.  13,697 3,194
The Charles Schwab
Corp.  220,855 20,151
Chubb, Ltd.  48,169 13,956
Cincinnati Financial
Corp.  20,298 3,023
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Citigroup, Inc.  242,632 20,653
Citizens Financial
Group, Inc.  57,544 2,575
CME Group, Inc.  46,695 12,870
Coinbase Global, Inc. -
Class A * 27,133 9,510
Corpay, Inc. * 8,978 2,979
Erie Indemnity Co. -
Class A  3,291 1,141
Everest Group, Ltd.  5,448 1,852
FactSet Research
Systems, Inc.  4,941 2,210
Fidelity National
Information Services,
Inc.  68,467 5,574
Fifth Third Bancorp  87,556 3,601
Fiserv, Inc. * 73,720 12,710
Franklin Resources,
Inc.  37,588 896
Global Payments, Inc.  32,007 2,562
Globe Life, Inc.  11,018 1,369
The Goldman Sachs
Group, Inc.  39,785 28,158
The Hartford Insurance
Group, Inc.  37,175 4,716
Huntington
Bancshares, Inc.  186,788 3,131
Intercontinental
Exchange, Inc.  74,401 13,650
Invesco, Ltd.  58,285 919
Jack Henry &
Associates, Inc.  9,414 1,696
JPMorgan Chase & Co.  361,422 104,780
KeyCorp  122,447 2,133
KKR & Co., Inc.  87,473 11,637
Loews Corp.  23,224 2,129
M&T Bank Corp.  21,500 4,171
MarketAxess Holdings,
Inc.  4,993 1,115
Marsh & McLennan
Cos., Inc.  63,639 13,914
Mastercard, Inc. -
Class A  105,269 59,155
MetLife, Inc.  75,132 6,042
Moody's Corp.  20,009 10,036
Morgan Stanley  159,944 22,530
MSCI, Inc.  10,037 5,789
Nasdaq, Inc.  53,353 4,771
Northern Trust Corp.  25,256 3,202
PayPal Holdings, Inc. * 127,868 9,503
The PNC Financial
Services Group, Inc.  51,060 9,519
Principal Financial
Group, Inc.  27,229 2,163
The Progressive Corp.  75,691 20,199
Prudential Financial,
Inc.  45,758 4,916
Raymond James
Financial, Inc.  23,709 3,636
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Regions Financial
Corp.  118,992 2,799
S&P Global, Inc.  40,717 21,470
State Street Corp.  37,288 3,965
Synchrony Financial  50,838 3,393
T. Rowe Price Group,
Inc.  29,091 2,807
The Travelers Cos.,
Inc.  29,417 7,870
Truist Financial Corp.  170,097 7,312
U.S. Bancorp  202,148 9,147
Visa, Inc. - Class A  222,760 79,091
W.R. Berkley Corp.  38,894 2,858
Wells Fargo & Co.  425,120 34,061
Willis Towers Watson
PLC  12,894 3,952
Total 957,004
Health Care ( 9 .2% )
Abbott Laboratories  224,194 30,493
AbbVie, Inc.  228,188 42,356
Agilent Technologies,
Inc.  36,876 4,352
Align Technology, Inc. * 9,247 1,751
Amgen, Inc.  69,439 19,388
Baxter International,
Inc.  65,489 1,983
Becton Dickinson and
Co.  37,115 6,393
Biogen, Inc. * 18,958 2,381
Bio-Techne Corp.  20,303 1,045
Boston Scientific
Corp. * 190,358 20,446
Bristol-Myers Squibb
Co.  262,810 12,165
Cardinal Health, Inc.  31,133 5,230
Cencora, Inc.  21,972 6,588
Centene Corp. * 64,100 3,479
Charles River
Laboratories
International, Inc. * 6,814 1,034
The Cigna Group  35,390 11,699
The Cooper Cos., Inc. * 25,661 1,826
CVS Health Corp.  163,064 11,248
Danaher Corp.  82,726 16,342
DaVita, Inc. * 5,676 809
Dexcom, Inc. * 51,002 4,452
Edwards Lifesciences
Corp. * 76,138 5,955
Elevance Health, Inc.  30,053 11,689
Eli Lilly & Co.  101,847 79,393
GE HealthCare
Technologies, Inc.  58,920 4,364
Gilead Sciences, Inc.  161,490 17,904
HCA Healthcare, Inc.  23,112 8,854
Henry Schein, Inc. * 16,138 1,179
Hologic, Inc. * 28,999 1,890
Humana, Inc.  15,760 3,853

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
IDEXX Laboratories,
Inc. * 10,611 5,691
Incyte Corp. * 21,102 1,437
Insulet Corp. * 9,033 2,838
Intuitive Surgical, Inc. * 46,153 25,080
IQVIA Holdings, Inc. * 21,624 3,408
Johnson & Johnson  311,206 47,537
Labcorp Holdings, Inc.  10,898 2,861
McKesson Corp.  16,200 11,871
Medtronic PLC  166,181 14,486
Merck & Co., Inc.  326,978 25,884
Mettler-Toledo
International, Inc. * 2,735 3,213
Moderna, Inc. * 44,403 1,225
Molina Healthcare,
Inc. * 7,174 2,137
Pfizer, Inc.  731,987 17,743
Quest Diagnostics, Inc.  14,454 2,596
Regeneron
Pharmaceuticals, Inc.  13,641 7,162
ResMed, Inc.  19,109 4,930
Revvity, Inc.  15,636 1,512
Solventum Corp. * 17,690 1,342
STERIS PLC  12,752 3,063
Stryker Corp.  44,458 17,589
Thermo Fisher
Scientific, Inc.  49,442 20,047
UnitedHealth Group,
Inc.  117,619 36,694
Universal Health
Services, Inc.
- Class B  7,544 1,367
Vertex
Pharmaceuticals,
Inc. * 33,192 14,777
Viatris, Inc.  156,269 1,395
Waters Corp. * 7,685 2,682
West Pharmaceutical
Services, Inc.  9,458 2,069
Zimmer Biomet
Holdings, Inc.  25,994 2,371
Zoetis, Inc.  57,881 9,027
Total 634,575
Industrials ( 8 .5% )
3M Co.  70,156 10,681
A.O. Smith Corp.  15,887 1,042
Allegion PLC  11,022 1,588
AMETEK, Inc.  30,162 5,458
Automatic Data
Processing, Inc.  52,590 16,219
Axon Enterprise, Inc. * 9,316 7,713
The Boeing Co. * 97,764 20,485
Broadridge Financial
Solutions, Inc.  15,057 3,659
Builders FirstSource,
Inc. * 14,946 1,744
C.H. Robinson
Worldwide, Inc.  15,302 1,468
Carrier Global Corp.  104,384 7,640
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Caterpillar, Inc.  61,777 23,982
Cintas Corp.  44,420 9,900
Copart, Inc. * 113,460 5,567
CSX Corp.  249,703 8,148
Cummins, Inc.  17,759 5,816
Dayforce, Inc. * 20,884 1,157
Deere & Co.  32,740 16,648
Delta Air Lines, Inc.  83,075 4,086
Dover Corp.  17,718 3,246
Eaton Corp. PLC  51,210 18,281
Emerson Electric Co.  72,889 9,718
Equifax, Inc.  16,134 4,185
Expeditors International
of Washington, Inc.  18,336 2,095
Fastenal Co.  148,152 6,222
FedEx Corp.  28,642 6,511
Fortive Corp.  44,103 2,299
GE Vernova, Inc.  35,719 18,901
Generac Holdings,
Inc. * 7,790 1,116
General Dynamics
Corp.  32,799 9,566
General Electric Co.  138,733 35,708
Honeywell
International, Inc.  84,259 19,622
Howmet Aerospace,
Inc.  51,011 9,495
Hubbell, Inc.  7,009 2,863
Huntington Ingalls
Industries, Inc.  4,991 1,205
IDEX Corp.  9,893 1,737
Illinois Tool Works, Inc.  34,523 8,536
Ingersoll-Rand, Inc.  52,027 4,328
J.B. Hunt Transport
Services, Inc.  10,381 1,491
Jacobs Solutions, Inc.  16,014 2,105
Johnson Controls
International PLC  85,329 9,012
L3Harris Technologies,
Inc.  24,341 6,106
Leidos Holdings, Inc.  17,157 2,707
Lennox International,
Inc.  4,186 2,400
Lockheed Martin Corp.  27,079 12,541
Masco Corp.  27,920 1,797
Nordson Corp.  7,031 1,507
Norfolk Southern Corp.  29,316 7,504
Northrop Grumman
Corp.  17,588 8,794
Old Dominion Freight
Line, Inc.  23,902 3,879
Otis Worldwide Corp.  51,254 5,075
PACCAR, Inc.  67,939 6,458
Parker Hannifin Corp.  16,679 11,650
Paychex, Inc.  41,505 6,037
Paycom Software, Inc.  6,260 1,449
Pentair PLC  21,545 2,212
Quanta Services, Inc.  19,051 7,203
Republic Services, Inc.  26,238 6,471
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Rockwell Automation,
Inc.  14,611 4,853
Rollins, Inc.  35,876 2,024
RTX Corp.  172,472 25,184
Snap-on, Inc.  6,820 2,122
Southwest Airlines Co.  76,607 2,485
Stanley Black &
Decker, Inc.  19,723 1,336
Textron, Inc.  23,599 1,895
Trane Technologies
PLC  28,979 12,676
TransDigm Group, Inc.  7,286 11,079
Uber Technologies,
Inc. * 270,023 25,193
Union Pacific Corp.  78,109 17,971
United Airlines
Holdings, Inc. * 43,000 3,424
United Parcel Service,
Inc. - Class B  94,771 9,566
United Rentals, Inc.  8,442 6,360
Veralto Corp.  31,928 3,223
Verisk Analytics, Inc.  18,191 5,667
W.W. Grainger, Inc.  5,738 5,969
Waste Management,
Inc.  47,328 10,830
Westinghouse Air
Brake Technologies
Corp.  22,084 4,623
Xylem, Inc.  31,481 4,072
Total 585,585
Information Technology ( 32 .8% )
Accenture PLC
- Class A  80,968 24,201
Adobe, Inc. * 55,261 21,379
Advanced Micro
Devices, Inc. * 209,461 29,723
Akamai Technologies,
Inc. * 19,608 1,564
Amphenol Corp.  156,223 15,427
Analog Devices, Inc.  64,335 15,313
ANSYS, Inc. * 11,439 4,018
Apple, Inc.  1,936,574 397,327
Applied Materials, Inc.  105,049 19,231
Arista Networks, Inc. * 133,856 13,695
Autodesk, Inc. * 27,860 8,625
Broadcom, Inc.  609,653 168,051
Cadence Design
Systems, Inc. * 35,539 10,951
CDW Corp.  17,385 3,105
Cisco Systems, Inc.  514,807 35,717
Cognizant Technology
Solutions Corp.  64,103 5,002
Corning, Inc.  99,852 5,251
CrowdStrike Holdings,
Inc. * 31,838 16,215
Dell Technologies, Inc.
- Class C  37,953 4,653
Enphase Energy, Inc. * 17,993 713
EPAM Systems, Inc. * 7,511 1,328

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
F5, Inc. * 7,396 2,177
Fair Isaac Corp. * 3,179 5,811
First Solar, Inc. * 13,619 2,255
Fortinet, Inc. * 82,433 8,715
Gartner, Inc. * 9,995 4,040
Gen Digital, Inc.  71,462 2,101
GoDaddy, Inc.
- Class A * 18,073 3,254
Hewlett Packard
Enterprise Co.  170,125 3,479
HP, Inc.  121,219 2,965
Intel Corp.  558,544 12,511
International Business
Machines Corp.  119,519 35,232
Intuit, Inc.  36,182 28,498
Jabil, Inc.  14,107 3,077
Juniper Networks, Inc.  43,428 1,734
Keysight Technologies,
Inc. * 22,390 3,669
KLA Corp.  17,177 15,386
Lam Research Corp.  165,925 16,151
Microchip Technology,
Inc.  69,585 4,897
Micron Technology, Inc.  143,670 17,707
Microsoft Corp.  963,701 479,355
Monolithic Power
Systems, Inc.  6,182 4,521
Motorola Solutions, Inc.  21,655 9,105
NetApp, Inc.  26,536 2,827
NVIDIA Corp.  3,162,083 499,578
NXP Semiconductors
NV  32,933 7,196
ON Semiconductor
Corp. * 54,362 2,849
Oracle Corp.  210,886 46,106
Palantir Technologies,
Inc. - Class A * 275,803 37,597
Palo Alto Networks,
Inc. * 84,770 17,347
PTC, Inc. * 15,750 2,714
QUALCOMM, Inc.  142,960 22,768
Ralliant Corp. * 14,701 713
Roper Technologies,
Inc.  13,895 7,876
Salesforce, Inc.  123,878 33,780
Seagate Technology
Holdings PLC  25,994 3,752
ServiceNow, Inc. * 26,693 27,443
Skyworks Solutions,
Inc.  20,952 1,561
Super Micro Computer,
Inc. * 65,680 3,219
Synopsys, Inc. * 19,905 10,205
TE Connectivity PLC  38,565 6,505
Teledyne Technologies,
Inc. * 6,098 3,124
Teradyne, Inc.  20,635 1,856
Texas Instruments, Inc.  117,669 24,430
Trimble, Inc. * 31,381 2,384
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Tyler Technologies,
Inc. * 5,578 3,307
VeriSign, Inc.  10,452 3,019
Western Digital Corp.  43,237 2,767
Workday, Inc.
- Class A * 27,812 6,675
Zebra Technologies
Corp. * 6,737 2,077
Total 2,251,804
Materials ( 1 .9% )
Air Products and
Chemicals, Inc.  28,807 8,125
Albemarle Corp.  15,324 960
Amcor PLC  298,700 2,745
Avery Dennison Corp.  10,483 1,840
Ball Corp.  38,891 2,181
CF Industries Holdings,
Inc.  22,723 2,091
Corteva, Inc.  88,614 6,604
Dow, Inc.  90,718 2,402
DuPont de Nemours,
Inc.  54,347 3,728
Eastman Chemical Co.  14,783 1,104
Ecolab, Inc.  32,617 8,788
Freeport-McMoRan,
Inc.  186,196 8,072
International Flavors &
Fragrances, Inc.  32,877 2,418
International Paper Co.  67,997 3,184
Linde PLC  61,548 28,877
LyondellBasell
Industries NV  33,245 1,924
Martin Marietta
Materials, Inc.  7,920 4,348
The Mosaic Co.  40,622 1,482
Newmont Corp.  147,155 8,573
Nucor Corp.  30,661 3,972
Packaging Corp. of
America  11,699 2,205
PPG Industries, Inc.  29,954 3,407
The Sherwin-Williams
Co.  29,950 10,284
Smurfit WestRock PLC  63,851 2,755
Steel Dynamics, Inc.  18,367 2,351
Vulcan Materials Co.  17,024 4,440
Total 128,860
Real Estate ( 2 .0% )
Alexandria Real Estate
Equities, Inc.  19,913 1,446
American Tower Corp.  60,551 13,383
AvalonBay
Communities, Inc.  18,289 3,722
BXP, Inc.  18,581 1,254
Camden Property Trust  14,053 1,584
CBRE Group, Inc. * 38,206 5,353
CoStar Group, Inc. * 53,565 4,307
Crown Castle, Inc.  56,315 5,785
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Digital Realty Trust,
Inc.  40,250 7,017
Equinix, Inc.  12,428 9,886
Equity Residential  44,660 3,014
Essex Property Trust,
Inc.  8,274 2,345
Extra Space Storage,
Inc.  27,691 4,083
Federal Realty
Investment Trust  9,945 945
Healthpeak Properties,
Inc.  89,728 1,571
Host Hotels & Resorts,
Inc.  89,833 1,380
Invitation Homes, Inc.  73,093 2,397
Iron Mountain, Inc.  38,340 3,932
Kimco Realty Corp.  84,389 1,774
Mid-America Apartment
Communities, Inc.  14,983 2,218
Prologis, Inc.  120,013 12,616
Public Storage  20,371 5,977
Realty Income Corp.  117,093 6,746
Regency Centers Corp.  21,039 1,498
SBA Communications
Corp.  13,955 3,277
Simon Property Group,
Inc.  39,741 6,389
UDR, Inc.  39,598 1,617
Ventas, Inc.  53,862 3,401
VICI Properties, Inc.  136,248 4,442
Welltower, Inc.  78,750 12,106
Weyerhaeuser Co.  94,602 2,430
Total 137,895
Utilities ( 2 .4% )
The AES Corp.  88,598 932
Alliant Energy Corp.  33,363 2,017
Ameren Corp.  34,801 3,342
American Electric
Power Co., Inc.  69,009 7,160
American Water Works
Co., Inc.  25,146 3,498
Atmos Energy Corp.  19,735 3,041
CenterPoint Energy,
Inc.  84,494 3,104
CMS Energy Corp.  39,228 2,718
Consolidated Edison,
Inc.  45,269 4,543
Constellation Energy
Corp.  40,528 13,081
Dominion Energy, Inc.  108,848 6,152
DTE Energy Co.  26,492 3,509
Duke Energy Corp.  100,098 11,812
Edison International  49,674 2,563
Entergy Corp.  55,946 4,650
Evergy, Inc.  30,276 2,087
Eversource Energy  46,760 2,975
Exelon Corp.  130,899 5,684
FirstEnergy Corp.  65,814 2,650

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
NextEra Energy, Inc.  266,468 18,498
NiSource, Inc.  55,036 2,220
NRG Energy, Inc.  26,379 4,236
PG&E Corp.  281,997 3,931
Pinnacle West Capital
Corp.  14,834 1,327
PPL Corp.  96,569 3,273
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
Public Service
Enterprise Group,
Inc.  64,560 5,435
Sempra  82,075 6,219
The Southern Co.  141,978 13,038
Vistra Corp.  43,686 8,467
WEC Energy Group,
Inc.  40,993 4,271
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
Xcel Energy, Inc.  72,976 4,970
Total 161,403
Total Common Stocks
(Cost: $1,875,287) 6,807,273
Total Investments (99.1%)
(Cost: $1,875,287)
@
6,807,273
Other Assets, Less
Liabilities (0.9%) 64,845
Net Assets (100.0%) 6,872,118
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-Mini S&P 500 Future Long USD 11 210 9/25 $ 65,664 $ 2,004 $ 279
$ 2,004 $ 279
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ 279 $ 279 $ – $ – $ – $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,875,287 and the net unrealized appreciation of investments based on that cost was $4,933,990 which is comprised of $5,025,313 aggregate gross unrealized appreciation and $91,323 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 6,807,273 $ — $ —
Other Financial Instruments^
Futures 2,004 — —
Total Assets:
$ 6,809,277 $ — $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio
Common Stocks
( 97 .7% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 3 .2% )
Alphabet, Inc. - Class A  13,625 2,401
Verizon
Communications, Inc.  61,242 2,650
Total 5,051
Consumer Staples ( 14 .8% )
The Estee Lauder
Cos., Inc. - Class A  28,036 2,265
Heineken Holding NV  28,993 2,162
Kenvue, Inc.  270,699 5,666
Mondelez International,
Inc.  46,397 3,129
PepsiCo, Inc.  26,236 3,464
Reckitt Benckiser
Group PLC  26,316 1,790
Unilever PLC, ADR  76,978 4,709
Total 23,185
Energy ( 6 .6% )
Enterprise Products
Partners LP  163,787 5,079
Exxon Mobil Corp.  32,640 3,519
TotalEnergies SE, ADR  29,305 1,799
Total 10,397
Financials ( 21 .8% )
The Allstate Corp.  7,494 1,509
The Bank of New York
Mellon Corp.  25,501 2,323
Berkshire Hathaway,
Inc. - Class B * 5,188 2,520
BlackRock, Inc.  4,469 4,689
The Charles Schwab
Corp.  42,982 3,922
JPMorgan Chase & Co.  20,470 5,934
Marsh & McLennan
Cos., Inc.  11,129 2,433
Reinsurance Group of
America, Inc.  22,958 4,554
Truist Financial Corp.  145,381 6,250
Total 34,134
Health Care ( 19 .9% )
Becton Dickinson and
Co.  28,346 4,883
Henry Schein, Inc. * 41,411 3,025
IQVIA Holdings, Inc. * 22,238 3,504
Johnson & Johnson  56,292 8,599
Medtronic PLC  42,991 3,747
Roche Holding AG  6,200 2,027
UnitedHealth Group,
Inc.  5,746 1,793
Zimmer Biomet
Holdings, Inc.  39,934 3,642
Total 31,220
Common Stocks
(97.7%)
Shares/
Par
+
Value
$ (000’s)
Industrials ( 11 .3% )
Cummins, Inc.  6,079 1,991
Norfolk Southern Corp.  20,321 5,202
nVent Electric PLC  26,682 1,954
Oshkosh Corp.  16,130 1,831
RTX Corp.  15,858 2,316
Siemens AG  9,670 2,480
United Parcel Service,
Inc. - Class B  19,598 1,978
Total 17,752
Information Technology ( 8 .0% )
Analog Devices, Inc.  18,010 4,287
Cisco Systems, Inc.  45,102 3,129
F5, Inc. * 6,684 1,967
TE Connectivity PLC  18,421 3,107
Total 12,490
Materials ( 4 .9% )
CRH PLC  26,434 2,427
Graphic Packaging
Holding Co.  139,078 2,930
Packaging Corp. of
America  12,484 2,353
Total 7,710
Real Estate ( 1 .8% )
American Tower Corp.  12,441 2,750
Total 2,750
Utilities ( 5 .4% )
Atmos Energy Corp.  19,304 2,975
Duke Energy Corp.  46,802 5,523
Total 8,498
Total Common Stocks
(Cost: $141,791) 153,187
Total Investments (97.7%)
(Cost: $141,791)
@
153,187
Other Assets, Less
Liabilities (2.3%) 3,530
Net Assets (100.0%) 156,717

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Bank of America NA CHF 1,370 1,745 9/26/25 $ — $ (50) $ (50)
Sell       Morgan Stanley Capital Services
LLC
EUR 4,637 5,493 9/26/25 — (141) (141)
Buy       Goldman Sachs International GBP 122 168 9/26/25 — π — — π
Sell       Bank of America NA GBP 4,103 5,636 9/26/25 — (135) (135)
$ — π $ (326) $ (326)
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — $ (326) — — $ (326)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $141,791 and the net unrealized appreciation of investments based on that cost was $11,070 which is comprised of $17,540 aggregate gross unrealized appreciation and
$6,470 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.
π Amount is less than one thousand.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples $ 19,233 $ 3,952 $ —
Health Care 29,193 2,027 —
Industrials 15,272 2,480 —
All Others 81,030 — —
Other Financial Instruments^
Forward Foreign Currency Contracts — — π —
Total Assets:
$ 144,728 $ 8,459 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — (326) —
Total Liabilities:
$ — $ (326) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio
Common Stocks
( 97 .9% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 6 .6% )
Alphabet, Inc. - Class A  198,600 34,999
The Walt Disney Co.  288,136 35,732
Total 70,731
Consumer Discretionary ( 8 .5% )
Genuine Parts Co.  229,934 27,893
Lowe's Companies,
Inc.  139,600 30,973
NIKE, Inc. - Class B  458,459 32,569
Total 91,435
Consumer Staples ( 7 .8% )
Conagra Brands, Inc.  1,226,754 25,112
The Hershey Co.  173,568 28,803
Kenvue, Inc.  1,421,100 29,744
Total 83,659
Energy ( 5 .6% )
Chevron Corp.  217,100 31,086
Exxon Mobil Corp.  267,300 28,815
Total 59,901
Financials ( 18 .4% )
The Allstate Corp.  150,905 30,379
Bank of America Corp.  720,000 34,070
The Charles Schwab
Corp.  388,504 35,447
Common Stocks
(97.9%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Fidelity National
Information Services,
Inc.  410,227 33,397
The Travelers Cos.,
Inc.  124,485 33,305
Truist Financial Corp.  715,200 30,746
Total 197,344
Health Care ( 13 .7% )
Baxter International,
Inc.  961,633 29,118
The Cigna Group  91,703 30,315
Johnson & Johnson  198,000 30,245
Merck & Co., Inc.  365,440 28,928
Thermo Fisher
Scientific, Inc.  70,149 28,443
Total 147,049
Industrials ( 11 .9% )
CSX Corp.  982,200 32,049
Dover Corp.  179,042 32,806
Jacobs Solutions, Inc.  238,130 31,302
Northrop Grumman
Corp.  63,500 31,749
Total 127,906
Common Stocks
(97.9%)
Shares/
Par
+
Value
$ (000’s)
Information Technology ( 16 .7% )
Analog Devices, Inc.  152,877 36,388
CDW Corp.  182,100 32,521
Cisco Systems, Inc.  536,700 37,236
Electronic Arts, Inc.  223,301 35,661
Teledyne Technologies,
Inc. * 72,818 37,306
Total 179,112
Materials ( 2 .8% )
DuPont de Nemours,
Inc.  436,184 29,918
Total 29,918
Real Estate ( 2 .8% )
Equity Residential  446,995 30,168
Total 30,168
Utilities ( 3 .1% )
Duke Energy Corp.  281,442 33,210
Total 33,210
Total Common Stocks
(Cost: $965,850) 1,050,433
Total Investments (97.9%)
(Cost: $965,850)
@
1,050,433
Other Assets, Less
Liabilities (2.1%) 21,986
Net Assets (100.0%) 1,072,419
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $965,850 and the net unrealized appreciation of investments based on that cost was $84,583 which is comprised of $144,582 aggregate gross unrealized appreciation and $59,999 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,050,433 $ — $ —
Total Assets:
$ 1,050,433 $ — $ —

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio
Common Stocks
( 97 .9% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 5 .9% )
Alphabet, Inc.
- Class  A  50,650 8,926
Alphabet, Inc.
- Class  C  39,305 6,972
AT&T, Inc.  38,963 1,128
Comcast Corp.
- Class A  121,339 4,331
Meta Platforms, Inc. -
Class A  5,685 4,196
News Corp. - Class A  268,975 7,994
Verizon
Communications, Inc.  44,325 1,918
The Walt Disney Co.  65,709 8,148
Total 43,613
Consumer Discretionary ( 4 .3% )
Amazon.com, Inc. * 56,043 12,295
The Home Depot, Inc.  15,435 5,659
Las Vegas Sands Corp.  187,866 8,174
Mattel, Inc. * 150,992 2,978
Volkswagen AG -
Preference Shares  26,479 2,796
Total 31,902
Consumer Staples ( 8 .9% )
Colgate-Palmolive Co.  93,653 8,513
Conagra Brands, Inc.  109,235 2,236
Dollar General Corp.  18,102 2,070
Kenvue, Inc.  478,976 10,025
Keurig Dr. Pepper, Inc.  23,000 760
Kimberly-Clark Corp.  97,260 12,539
Philip Morris
International, Inc.  62,925 11,461
The Procter & Gamble
Co.  51,165 8,152
Tyson Foods, Inc. -
Class A  100,695 5,633
Walmart, Inc.  46,368 4,534
Total 65,923
Energy ( 8 .6% )
Chevron Corp.  12,808 1,834
ConocoPhillips  109,367 9,815
EOG Resources, Inc.  24,446 2,924
EQT Corp.  72,821 4,247
Expand  Energy  Corp.  35,492 4,150
Exxon Mobil Corp.  89,416 9,639
Hess Corp.  17,895 2,479
Phillips 66  27,926 3,331
Schlumberger, Ltd.  150,676 5,093
South Bow Corp.  121,400 3,151
TC Energy Corp.  63,904 3,118
TotalEnergies SE  156,804 9,645
The Williams Cos., Inc.  71,400 4,485
Total 63,911
Common Stocks
(97.9%)
Shares/
Par
+
Value
$ (000’s)
Financials ( 21 .9% )
The Allstate Corp.  23,572 4,745
American International
Group, Inc.  102,347 8,760
Apollo Global
Management, Inc.  13,652 1,937
Bank of America Corp.  168,872 7,991
The Charles Schwab
Corp.  153,647 14,019
Chubb, Ltd.  39,153 11,344
Citigroup, Inc.  149,683 12,741
Corebridge Financial,
Inc.  93,919 3,334
Equitable Holdings, Inc.  202,090 11,337
Fifth Third Bancorp  173,723 7,145
Global Payments, Inc.  11,496 920
The Hartford Insurance
Group, Inc.  64,919 8,236
Huntington
Bancshares, Inc.  440,307 7,380
JPMorgan Chase & Co.  47,987 13,912
Loews Corp.  79,023 7,243
MetLife, Inc.  196,701 15,819
Morgan Stanley  11,470 1,616
State Street Corp.  34,638 3,683
U.S. Bancorp  149,592 6,769
Wells Fargo & Co.  172,034 13,783
Total 162,714
Health Care ( 12 .8% )
AstraZeneca PLC, ADR  62,921 4,397
Becton Dickinson and
Co.  59,172 10,192
Biogen, Inc. * 14,244 1,789
Bristol-Myers Squibb
Co.  63,798 2,953
Cardinal Health, Inc.  4,275 718
The Cigna Group  24,427 8,075
CVS Health Corp.  137,370 9,476
Elevance Health, Inc.  34,486 13,414
Humana, Inc.  3,900 954
Johnson & Johnson  21,772 3,326
Medtronic PLC  68,125 5,938
Merck & Co., Inc.  57,203 4,528
Sanofi SA  43,148 4,175
Sanofi SA, ADR  24,150 1,167
Thermo Fisher
Scientific, Inc.  7,851 3,183
UnitedHealth Group,
Inc.  18,400 5,740
Viatris, Inc.  574,963 5,134
Zimmer Biomet
Holdings, Inc.  107,976 9,849
Total 95,008
Common Stocks
(97.9%)
Shares/
Par
+
Value
$ (000’s)
Industrials ( 13 .1% )
3M Co.  13,527 2,059
AGCO Corp.  32,518 3,355
The Boeing Co. * 48,173 10,094
CSX Corp.  225,899 7,371
Cummins, Inc.  13,967 4,574
Ferguson Enterprises,
Inc.  6,035 1,314
Fortive Corp.  93,858 4,893
General Electric Co.  36,879 9,492
L3Harris Technologies,
Inc.  51,320 12,873
Norfolk Southern Corp.  17,666 4,522
Rockwell Automation,
Inc.  14,512 4,821
Siemens AG  37,198 9,540
Southwest Airlines Co.  233,109 7,562
Stanley Black &
Decker, Inc.  125,879 8,528
United Parcel Service,
Inc. - Class B  59,114 5,967
Total 96,965
Information Technology ( 9 .9% )
Accenture PLC -
Class  A  20,809 6,220
Adobe, Inc. * 5,702 2,206
Advanced Micro
Devices, Inc. * 24,520 3,479
Applied Materials, Inc.  27,425 5,021
Fiserv, Inc. * 38,162 6,579
Intel Corp.  124,538 2,790
Microsoft Corp.  15,872 7,895
QUALCOMM, Inc.  91,755 14,613
Ralliant Corp. * 31,286 1,517
Salesforce, Inc.  29,136 7,945
Samsung Electronics
Co., Ltd.  137,417 6,092
TE Connectivity PLC  9,923 1,674
Texas Instruments, Inc.  36,595 7,598
Total 73,629
Materials ( 3 .1% )
CF Industries Holdings,
Inc.  111,219 10,232
International Paper Co.  205,922 9,643
West Fraser Timber
Co., Ltd.  37,509 2,750
Total 22,625
Real Estate ( 3 .7% )
Equity Residential  164,112 11,076
Rayonier, Inc.  165,018 3,660
Rexford Industrial
Realty, Inc.  120,520 4,287
Sun Communities, Inc.  10,334 1,307

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio
Common Stocks
(97.9%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Weyerhaeuser Co.  289,095 7,427
Total 27,757
Utilities ( 5 .7% )
Ameren Corp.  94,760 9,101
Dominion Energy, Inc.  96,668 5,463
NextEra Energy, Inc.  66,653 4,627
PG&E Corp.  31,147 434
Sempra  80,332 6,087
The Southern Co.  164,359 15,093
Xcel Energy, Inc.  23,714 1,615
Total 42,420
Total Common Stocks
(Cost: $582,241) 726,467
Convertible Preferred
Stocks ( 0 .6% )
Industrials ( 0 .4% )
The Boeing Co.,
6.000% 10/15/27 49,355 3,356
Total 3,356
Utilities ( 0 .2% )
NextEra Energy, Inc.,
6.926% 8/28/25 28,779 1,144
Total 1,144
Total Convertible Preferred
Stocks (Cost: $3,871) 4,500
Total Investments (98.5%)
(Cost: $586,112)
@
730,967
Other Assets, Less
Liabilities (1.5%) 10,878
Net Assets (100.0%) 741,845
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $586,112 and the net unrealized appreciation of investments based on that cost was $144,855 which is comprised of $176,256 aggregate gross unrealized appreciation and $31,401 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary $ 29,106 $ 2,796 $ —
Energy 54,266 9,645 —
Health Care 90,833 4,175 —
Industrials 87,425 9,540 —
Information Technology 67,537 6,092 —
All Others 365,052 — —
Convertible Preferred Stocks 4,500 — —
Total Assets:
$ 698,719 $ 32,248 $ —

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio
Common Stocks
( 99 .5% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 3 .9% )
Reddit, Inc. - Class A * 86,986 13,097
Roblox Corp.
- Class A * 196,008 20,620
The Trade Desk, Inc. -
Class A * 104,577 7,529
Total 41,246
Consumer Discretionary ( 20 .4% )
AutoZone, Inc. * 2,438 9,050
Bright Horizons Family
Solutions, Inc. * 66,344 8,199
Burlington Stores, Inc. * 46,044 10,712
Carvana Co. * 39,030 13,151
Chipotle Mexican Grill,
Inc. * 105,483 5,923
Coupang, Inc. * 212,223 6,358
DoorDash, Inc.
- Class  A * 48,071 11,850
Floor & Decor
Holdings, Inc. * 45,473 3,454
Flutter Entertainment
PLC * 93,538 26,729
Garmin, Ltd.  23,154 4,833
Hilton Worldwide
Holdings, Inc.  115,261 30,699
On Holding AG
- Class A * 237,370 12,355
Planet Fitness, Inc. -
Class A * 84,612 9,227
Royal Caribbean
Cruises, Ltd.  111,302 34,853
Somnigroup
International, Inc.  98,201 6,683
Thor Industries, Inc.  52,232 4,639
Tractor Supply Co.  127,135 6,709
Ulta Beauty, Inc. * 26,018 12,172
Total 217,596
Consumer Staples ( 1 .6% )
Casey's General
Stores, Inc.  18,651 9,517
Performance Food
Group Co. * 81,518 7,130
Total 16,647
Energy ( 3 .4% )
Cheniere Energy, Inc.  48,334 11,770
EOG Resources, Inc.  54,684 6,541
TechnipFMC PLC  191,192 6,585
The Williams Cos., Inc.  178,818 11,231
Total 36,127
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Financials ( 11 .4% )
Ares Management
Corp. - Class A  105,988 18,357
Arthur J. Gallagher &
Co.  22,410 7,174
Coinbase Global, Inc. -
Class A * 21,172 7,421
FactSet Research
Systems, Inc.  16,400 7,335
Interactive Brokers
Group, Inc. - Class A  129,147 7,156
Jefferies Financial
Group, Inc.  124,415 6,804
LPL Financial Holdings,
Inc.  38,938 14,601
MSCI, Inc.  19,477 11,233
Raymond James
Financial, Inc.  40,369 6,191
Robinhood Markets,
Inc. - Class A * 165,133 15,462
Rocket Companies,
Inc. - Class A  437,863 6,209
TPG, Inc.  74,581 3,912
Tradeweb Markets, Inc.
- Class A  67,466 9,877
Total 121,732
Health Care ( 14 .3% )
Agilent Technologies,
Inc.  46,553 5,494
Alkermes PLC * 112,242 3,211
Alnylam
Pharmaceuticals,
Inc. * 56,977 18,580
The Cooper Cos., Inc. * 69,519 4,947
Dexcom, Inc. * 159,114 13,889
Edwards Lifesciences
Corp. * 47,506 3,715
Insmed, Inc. * 138,294 13,918
Inspire Medical
Systems, Inc. * 17,872 2,319
IQVIA Holdings, Inc. * 17,589 2,772
McKesson Corp.  21,807 15,980
Mettler-Toledo
International, Inc. * 5,202 6,111
Natera, Inc. * 87,989 14,865
Neurocrine
Biosciences, Inc. * 95,046 11,946
Nuvalent, Inc.
- Class A * 38,608 2,946
Penumbra, Inc. * 26,355 6,763
Revolution Medicines,
Inc. * 62,302 2,292
Ultragenyx
Pharmaceutical,
Inc. * 104,917 3,815
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Veeva Systems, Inc. * 59,147 17,033
Viking Therapeutics,
Inc. * 92,980 2,464
Total 153,060
Industrials ( 18 .7% )
Air Lease Corp.  107,588 6,293
AMETEK, Inc.  34,775 6,293
Axon Enterprise, Inc. * 26,075 21,588
The AZEK Co., Inc. * 54,189 2,945
Carlisle Cos., Inc.  18,508 6,911
Comfort Systems USA,
Inc.  22,709 12,177
Copart, Inc. * 117,564 5,769
ESAB Corp.  73,155 8,819
HEICO Corp. - Class A  76,447 19,781
Howmet Aerospace,
Inc.  160,152 29,809
Ingersoll-Rand, Inc.  56,605 4,708
ITT, Inc.  65,727 10,308
MSA Safety, Inc.  27,525 4,611
Quanta Services, Inc.  55,562 21,007
Rocket Lab Corp. * 196,516 7,029
Simpson Manufacturing
Co., Inc.  19,953 3,099
Trane Technologies
PLC  12,465 5,452
Vertiv Holdings Co.  121,071 15,547
Westinghouse Air
Brake Technologies
Corp.  34,425 7,207
Total 199,353
Information Technology ( 20 .8% )
AppLovin Corp.
- Class A * 13,012 4,555
Atlassian Corp.
- Class A * 30,317 6,157
Ciena Corp. * 72,141 5,867
CloudFlare, Inc.
- Class A * 107,123 20,978
Confluent, Inc.
- Class A * 279,729 6,974
CyberArk Software,
Ltd. * 21,955 8,933
Datadog, Inc.
- Class A * 125,100 16,805
Fair Isaac Corp. * 2,603 4,758
Gartner, Inc. * 37,872 15,309
Gitlab, Inc. - Class A * 58,304 2,630
GoDaddy, Inc.
- Class A * 52,480 9,449
HubSpot, Inc. * 27,143 15,109
Monday.com, Ltd. * 23,813 7,489
MongoDB, Inc. * 30,418 6,387

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Monolithic Power
Systems, Inc.  12,052 8,814
Nutanix, Inc. * 138,424 10,581
Okta, Inc. * 63,577 6,356
ON Semiconductor
Corp. * 82,350 4,316
Rambus, Inc. * 66,124 4,233
Rubrik, Inc. - Class A * 47,101 4,220
Snowflake, Inc. * 48,263 10,800
Take-Two Interactive
Software, Inc. * 67,427 16,375
Teledyne Technologies,
Inc. * 9,170 4,698
Teradyne, Inc.  70,749 6,362
Twilio, Inc. * 68,982 8,579
Tyler Technologies,
Inc. * 8,995 5,332
Total 222,066
Materials ( 0 .5% )
Eagle Materials, Inc.  28,734 5,807
Total 5,807
Real Estate ( 1 .4% )
CBRE Group, Inc. * 69,515 9,741
Crown Castle, Inc.  45,557 4,680
Total 14,421
Utilities ( 3 .1% )
Vistra Corp.  171,538 33,246
Total 33,246
Total Common Stocks
(Cost: $959,765) 1,061,301
Total Investments (99.5%)
(Cost: $959,765)
@
1,061,301
Other Assets, Less
Liabilities (0.5%) 5,176
Net Assets (100.0%) 1,066,477
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $959,765 and the net unrealized appreciation of investments based on that cost was $101,536 which is comprised of $144,402 aggregate gross unrealized appreciation and $42,866 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,061,301 $ — $ —
Total Assets:
$ 1,061,301 $ — $ —

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
( 98 .6% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 1 .2% )
EchoStar Corp.
- Class A * 64,031 1,774
Frontier
Communications
Parent, Inc. * 106,281 3,869
Iridium
Communications, Inc.  51,827 1,563
The New York Times
Co. - Class A  77,598 4,344
Nexstar Media Group,
Inc.  13,519 2,338
Warner Music Group
Corp. - Class A  69,584 1,895
ZoomInfo
Technologies, Inc. * 124,014 1,255
Total 17,038
Consumer Discretionary ( 13 .1% )
Abercrombie & Fitch
Co. * 22,739 1,884
Aramark  125,064 5,236
Autoliv, Inc.  34,012 3,806
AutoNation, Inc. * 11,878 2,360
Bath & Body Works,
Inc.  101,665 3,046
Boyd Gaming Corp.  29,120 2,278
Brunswick Corp.  31,436 1,737
Burlington Stores, Inc. * 30,066 6,995
Capri Holdings, Ltd. * 55,962 991
CAVA Group, Inc. * 39,192 3,301
Chewy, Inc. - Class A * 104,750 4,464
Choice Hotels
International, Inc.  10,604 1,345
Churchill Downs, Inc.  34,462 3,481
Columbia Sportswear
Co.  14,650 895
Crocs, Inc. * 26,760 2,710
Dick's Sporting Goods,
Inc.  26,962 5,333
Duolingo, Inc. * 18,739 7,683
Five Below, Inc. * 26,278 3,447
Floor & Decor
Holdings, Inc. * 51,358 3,901
GameStop Corp. * 194,284 4,739
The Gap, Inc.  105,755 2,307
Gentex Corp.  107,297 2,359
The Goodyear Tire &
Rubber Co. * 136,372 1,414
Graham Holdings Co. -
Class B  1,622 1,535
Grand Canyon
Education, Inc. * 13,353 2,524
H&R Block, Inc.  63,886 3,507
Harley-Davidson, Inc.  52,190 1,232
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Hilton Grand Vacations,
Inc. * 27,497 1,142
Hyatt Hotels Corp. -
Class A  19,989 2,791
KB Home  34,237 1,814
Lear Corp.  25,461 2,418
Light & Wonder, Inc. * 40,271 3,876
Lithia Motors, Inc.  12,424 4,197
Macy's, Inc.  133,016 1,551
Marriott Vacations
Worldwide Corp.  15,303 1,107
Mattel, Inc. * 154,106 3,039
Murphy USA, Inc.  8,584 3,492
Ollie's Bargain Outlet
Holdings, Inc. * 29,311 3,863
Penske Automotive
Group, Inc.  8,849 1,520
Planet Fitness, Inc. -
Class A * 40,076 4,370
Polaris, Inc.  25,218 1,025
PVH Corp.  22,907 1,571
RH * 7,242 1,369
Service Corp.
International  67,943 5,531
Skechers USA, Inc. -
Class A * 62,181 3,924
Somnigroup
International, Inc.  98,555 6,707
Taylor Morrison Home
Corp. * 47,817 2,937
Texas Roadhouse, Inc.  31,701 5,941
Thor Industries, Inc.  25,392 2,255
Toll Brothers, Inc.  47,522 5,424
TopBuild Corp. * 13,561 4,390
Travel + Leisure Co.  31,627 1,632
Under Armour, Inc. -
Class A * 90,583 619
Under Armour, Inc. -
Class C * 60,617 393
Vail Resorts, Inc.  17,831 2,802
Valvoline, Inc. * 60,667 2,297
VF Corp.  158,043 1,857
Visteon Corp. * 13,014 1,214
The Wendy's Co.  76,980 879
Whirlpool Corp.  26,542 2,692
Wingstop, Inc.  13,317 4,484
Wyndham Hotels &
Resorts, Inc.  36,712 2,981
YETI Holdings, Inc. * 39,536 1,246
Total 183,860
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples ( 5 .3% )
Albertsons Companies,
Inc.  192,162 4,133
BellRing Brands, Inc. * 60,617 3,512
BJ's Wholesale Club
Holdings, Inc. * 63,037 6,797
The Boston Beer Co.,
Inc. - Class A * 3,933 750
Casey's General
Stores, Inc.  17,718 9,041
Celsius Holdings, Inc. * 75,038 3,481
Coca-Cola
Consolidated, Inc.  28,030 3,130
Coty, Inc. * 175,265 815
Darling Ingredients,
Inc. * 75,709 2,872
e.l.f. Beauty, Inc. * 26,919 3,350
Flowers Foods, Inc.  93,230 1,490
Ingredion, Inc.  30,650 4,157
Lancaster Colony Corp.  9,162 1,583
Maplebear, Inc. * 78,399 3,547
Performance Food
Group Co. * 74,503 6,517
Pilgrim's Pride Corp.  19,126 860
Post Holdings, Inc. * 21,549 2,349
Sprouts Farmers
Market, Inc. * 46,714 7,691
US Foods Holding
Corp. * 110,431 8,504
Total 74,579
Energy ( 3 .7% )
Antero Midstream
Corp.  160,220 3,036
Antero Resources
Corp. * 139,341 5,613
ChampionX Corp.  91,440 2,271
Chord Energy Corp.  27,547 2,668
Civitas Resources, Inc.  40,654 1,119
CNX Resources Corp. * 69,091 2,327
DT Midstream, Inc.  48,507 5,331
HF Sinclair Corp.  76,429 3,140
Matador Resources
Co.  55,545 2,651
Murphy Oil Corp.  64,074 1,442
NOV, Inc.  179,374 2,230
Ovintiv, Inc.  123,997 4,718
PBF Energy, Inc. -
Class A  46,582 1,009
Permian Resources
Corp.  304,665 4,149
Range Resources
Corp.  114,086 4,640
Valaris, Ltd. * 31,035 1,307
Viper Energy, Inc.  62,580 2,386

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
Weatherford
International PLC  34,652 1,743
Total 51,780
Financials ( 17 .9% )
Affiliated Managers
Group, Inc.  13,563 2,669
Ally Financial, Inc.  131,930 5,139
American Financial
Group, Inc.  34,331 4,333
Annaly Capital
Management, Inc.  288,587 5,431
Associated Banc-Corp.  78,182 1,907
Bank OZK  50,227 2,364
Brighthouse Financial,
Inc. * 27,414 1,474
Cadence Bank  89,086 2,849
The Carlyle Group, Inc.  101,692 5,227
CNO Financial Group,
Inc.  47,365 1,827
Columbia Banking
System, Inc.  100,379 2,347
Comerica, Inc.  62,558 3,732
Commerce
Bancshares, Inc.  57,841 3,596
Cullen/Frost Bankers,
Inc.  30,703 3,947
East West Bancorp,
Inc.  65,871 6,652
Equitable Holdings, Inc.  145,026 8,136
Essent Group, Ltd.  48,408 2,940
Euronet Worldwide,
Inc. * 19,393 1,966
Evercore, Inc. - Class A  17,159 4,633
F.N.B. Corp.  171,998 2,508
Federated Hermes, Inc.  36,079 1,599
Fidelity National
Financial, Inc.  124,523 6,981
First American
Financial Corp.  48,997 3,008
First Financial
Bankshares, Inc.  61,513 2,213
First Horizon Corp.  242,212 5,135
FirstCash Holdings,
Inc.  18,420 2,489
Flagstar Financial, Inc.  143,767 1,524
Glacier Bancorp, Inc.  56,561 2,437
Hamilton Lane, Inc. -
Class A  20,622 2,931
Hancock Whitney Corp.  40,757 2,339
The Hanover Insurance
Group, Inc.  17,113 2,907
Home BancShares,
Inc.  87,609 2,493
Houlihan Lokey, Inc.  25,707 4,626
Interactive Brokers
Group, Inc. - Class A  208,017 11,526
International
Bancshares Corp.  25,407 1,691
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Janus Henderson
Group PLC  60,402 2,346
Jefferies Financial
Group, Inc.  77,755 4,252
Kemper Corp.  28,624 1,847
Kinsale Capital Group,
Inc.  10,570 5,115
MGIC Investment Corp.  113,381 3,157
Morningstar, Inc.  12,704 3,988
Old National Bancorp  155,456 3,317
Old Republic
International Corp.  108,655 4,177
Pinnacle Financial
Partners, Inc.  36,711 4,053
Primerica, Inc.  15,680 4,291
Prosperity Bancshares,
Inc.  45,580 3,202
Reinsurance Group of
America, Inc.  31,542 6,257
RenaissanceRe
Holdings, Ltd.  23,219 5,640
RLI Corp.  39,877 2,880
Ryan Specialty
Holdings, Inc.  51,384 3,494
SEI Investments Co.  45,153 4,057
Selective Insurance
Group, Inc.  29,013 2,514
Shift4 Payments, Inc. -
Class A * 32,193 3,191
SLM Corp.  100,242 3,287
SouthState Corp.  47,007 4,326
Starwood Property
Trust, Inc.  153,991 3,091
Stifel Financial Corp.  49,020 5,087
Synovus Financial
Corp.  66,397 3,436
Texas Capital
Bancshares, Inc. * 21,820 1,732
UMB Financial Corp.  34,072 3,583
United Bankshares,
Inc.  67,772 2,469
Unum Group  76,558 6,183
Valley National
Bancorp  227,470 2,031
Voya Financial, Inc.  45,949 3,262
Webster Financial
Corp.  80,317 4,385
Western Alliance
Bancorp  52,036 4,058
WEX, Inc. * 16,339 2,400
Wintrust Financial
Corp.  31,968 3,963
Zions Bancorp NA  70,259 3,649
Total 252,296
Health Care ( 8 .4% )
Acadia Healthcare Co.,
Inc. * 44,304 1,005
Amedisys, Inc. * 15,560 1,531
Avantor, Inc. * 325,225 4,377
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
BioMarin
Pharmaceutical,
Inc. * 91,543 5,032
Bio-Rad Laboratories,
Inc. - Class A * 8,879 2,143
Bruker Corp.  52,787 2,175
Chemed Corp.  6,981 3,399
Cytokinetics, Inc. * 57,012 1,884
DENTSPLY SIRONA,
Inc.  95,172 1,511
Doximity, Inc.
- Class A * 63,717 3,908
Encompass Health
Corp.  48,109 5,900
Ensign Group, Inc.  27,238 4,202
Envista Holdings
Corp. * 80,952 1,582
Exelixis, Inc. * 130,178 5,738
Globus Medical, Inc. -
Class A * 53,911 3,182
Haemonetics Corp. * 23,986 1,790
Halozyme
Therapeutics, Inc. * 58,818 3,060
HealthEquity, Inc. * 41,340 4,331
Hims & Hers Health,
Inc. * 93,582 4,665
Illumina, Inc. * 75,561 7,209
Jazz Pharmaceuticals
PLC * 29,416 3,122
Lantheus Holdings,
Inc. * 32,920 2,695
LivaNova PLC * 25,876 1,165
Masimo Corp. * 21,482 3,614
Medpace Holdings,
Inc. * 11,252 3,531
Neurocrine
Biosciences, Inc. * 47,238 5,937
Option Care Health,
Inc. * 78,153 2,538
Penumbra, Inc. * 18,486 4,744
Perrigo Co. PLC  65,668 1,755
Repligen Corp. * 24,940 3,102
Roivant Sciences,
Ltd. * 200,444 2,259
Sarepta Therapeutics,
Inc. * 46,917 802
Sotera Health Co. * 73,680 819
Tenet Healthcare
Corp. * 44,330 7,802
United Therapeutics
Corp. * 21,530 6,187
Total 118,696
Industrials ( 22 .1% )
AAON, Inc.  32,232 2,377
Acuity, Inc.  14,607 4,358
Advanced Drainage
Systems, Inc.  33,690 3,870
AECOM  63,141 7,126
AGCO Corp.  29,485 3,042

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Alaska Air Group, Inc. * 57,919 2,866
American Airlines
Group, Inc. * 314,660 3,530
APi Group Corp. * 116,281 5,936
Applied Industrial
Technologies, Inc.  18,180 4,226
ASGN, Inc. * 21,047 1,051
Avis Budget Group,
Inc. * 8,063 1,363
The Brink's Co.  20,053 1,791
BWX Technologies, Inc.  43,603 6,281
CACI International,
Inc. * 10,495 5,003
Carlisle Cos., Inc.  20,596 7,691
Chart Industries, Inc. * 21,445 3,531
Clean Harbors, Inc. * 24,036 5,557
CNH Industrial NV  417,364 5,409
Comfort Systems USA,
Inc.  16,799 9,008
Concentrix Corp.  22,074 1,167
Core & Main, Inc. -
Class A * 90,507 5,462
Crane Co.  23,328 4,430
Curtiss-Wright Corp.  17,988 8,788
Donaldson Co., Inc.  57,000 3,953
EMCOR Group, Inc.  21,362 11,426
EnerSys  18,828 1,615
ESAB Corp.  27,198 3,279
ExlService Holdings,
Inc. * 77,665 3,401
Exponent, Inc.  24,140 1,803
Flowserve Corp.  62,582 3,276
Fluor Corp. * 78,581 4,029
Fortune Brands
Innovations, Inc.  57,373 2,954
FTI Consulting, Inc. * 16,071 2,595
GATX Corp.  17,039 2,616
Genpact, Ltd.  76,788 3,379
Graco, Inc.  79,754 6,856
GXO Logistics, Inc. * 54,608 2,659
Hexcel Corp.  38,495 2,175
Insperity, Inc.  17,064 1,026
ITT, Inc.  37,557 5,890
KBR, Inc.  61,902 2,968
Kirby Corp. * 26,778 3,037
Knight-Swift
Transportation
Holdings, Inc.  77,341 3,421
Landstar System, Inc.  16,689 2,320
Lincoln Electric
Holdings, Inc.  26,642 5,523
ManpowerGroup, Inc.  22,099 893
MasTec, Inc. * 29,312 4,996
MAXIMUS, Inc.  26,791 1,881
The Middleby Corp. * 25,583 3,684
MSA Safety, Inc.  18,758 3,143
MSC Industrial Direct
Co., Inc.  21,292 1,810
Mueller Industries, Inc.  52,810 4,197
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
NEXTracker, Inc. -
Class A * 68,588 3,729
nVent Electric PLC  78,579 5,756
Oshkosh Corp.  30,718 3,488
Owens Corning  40,588 5,582
Parsons Corp. * 22,438 1,610
Paylocity Holding
Corp. * 20,555 3,724
RB Global, Inc.  88,394 9,387
RBC Bearings, Inc. * 14,960 5,757
Regal Rexnord Corp.  31,660 4,589
Ryder System, Inc.  19,729 3,137
Saia, Inc. * 12,712 3,483
Science Applications
International Corp.  22,510 2,535
Sensata Technologies
Holding PLC  69,810 2,102
Simpson Manufacturing
Co., Inc.  19,956 3,099
Terex Corp.  31,300 1,461
Tetra Tech, Inc.  125,765 4,522
The Timken Co.  30,456 2,210
The Toro Co.  47,631 3,367
Trex Co., Inc. * 51,164 2,782
UFP Industries, Inc.  28,818 2,863
Valmont Industries, Inc.  9,579 3,128
Watsco, Inc.  16,651 7,353
Watts Water
Technologies, Inc. -
Class A  13,087 3,218
WESCO International,
Inc.  21,193 3,925
Woodward, Inc.  28,397 6,960
XPO, Inc. * 56,231 7,101
Total 311,536
Information Technology ( 11 .5% )
Allegro Microsystems,
Inc. * 62,390 2,133
Amkor Technology, Inc.  54,373 1,141
AppFolio, Inc.
- Class A * 11,028 2,540
Arrow Electronics,
Inc. * 24,752 3,154
Avnet, Inc.  40,022 2,124
Belden, Inc.  18,859 2,184
BILL Holdings, Inc. * 45,233 2,092
Blackbaud, Inc. * 18,125 1,164
Ciena Corp. * 67,846 5,518
Cirrus Logic, Inc. * 25,360 2,644
Cognex Corp.  80,106 2,541
Coherent Corp. * 74,187 6,618
CommVault Systems,
Inc. * 21,058 3,671
Crane NXT Co.  23,385 1,260
DocuSign, Inc. * 96,645 7,528
Dolby Laboratories,
Inc. - Class A  29,277 2,174
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Dropbox, Inc.
- Class A * 93,610 2,677
Dynatrace, Inc. * 143,078 7,899
Entegris, Inc.  72,249 5,827
Fabrinet * 17,082 5,034
Flex, Ltd. * 182,847 9,128
Guidewire Software,
Inc. * 40,035 9,426
IPG Photonics Corp. * 12,518 859
Kyndryl Holdings, Inc. * 111,056 4,660
Lattice Semiconductor
Corp. * 65,521 3,210
Littelfuse, Inc.  11,821 2,680
Lumentum Holdings,
Inc. * 33,125 3,149
MACOM Technology
Solutions Holdings,
Inc. * 28,402 4,070
Manhattan Associates,
Inc. * 28,977 5,722
MKS, Inc.  32,092 3,189
Novanta, Inc. * 17,167 2,213
Okta, Inc. * 79,785 7,976
Onto Innovation, Inc. * 23,324 2,354
Pegasystems, Inc.  42,392 2,295
Power Integrations, Inc.  26,878 1,503
Pure Storage, Inc. * 148,345 8,542
Qualys, Inc. * 17,402 2,486
Rambus, Inc. * 51,271 3,282
Silicon Laboratories,
Inc. * 15,549 2,291
Synaptics, Inc. * 18,397 1,193
TD SYNNEX Corp.  35,651 4,838
Universal Display Corp.  21,092 3,258
Vontier Corp.  70,757 2,611
The Western Union Co.  157,749 1,328
Total 162,186
Materials ( 5 .8% )
Alcoa Corp.  123,543 3,646
AptarGroup, Inc.  31,532 4,933
Ashland, Inc.  21,821 1,097
ATI, Inc. * 67,330 5,813
Avient Corp.  43,732 1,413
Axalta Coating
Systems, Ltd. * 104,284 3,096
Cabot Corp.  25,710 1,928
Carpenter Technology
Corp.  23,733 6,559
Cleveland-Cliffs, Inc. * 231,351 1,758
Commercial Metals Co.  54,064 2,644
Crown Holdings, Inc.  54,919 5,656
Eagle Materials, Inc.  15,888 3,211
Graphic Packaging
Holding Co.  143,998 3,034
Greif, Inc. - Class A  12,474 811
Knife River Corp. * 27,048 2,208
Louisiana-Pacific Corp.  29,558 2,542
NewMarket Corp.  3,603 2,489

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
Olin Corp.  54,947 1,104
Reliance, Inc.  25,098 7,878
Royal Gold, Inc.  31,416 5,587
RPM International, Inc.  61,293 6,733
The Scotts Miracle-Gro
Co.  20,670 1,363
Silgan Holdings, Inc.  38,811 2,103
Sonoco Products Co.  47,067 2,050
Westlake Corp.  15,930 1,210
Total 80,866
Real Estate ( 6 .8% )
Agree Realty Corp.  52,428 3,830
American Homes 4
Rent - Class A  151,698 5,472
Brixmor Property
Group, Inc.  146,110 3,805
COPT Defense
Properties  53,553 1,477
Cousins Properties,
Inc.  80,187 2,408
CubeSmart LP  108,804 4,624
EastGroup Properties,
Inc.  25,031 4,183
EPR Properties  36,346 2,118
Equity LifeStyle
Properties, Inc.  91,253 5,628
First Industrial Realty
Trust, Inc.  63,202 3,042
Gaming and Leisure
Properties, Inc.  131,200 6,124
Healthcare Realty
Trust, Inc.  167,838 2,662
Independence Realty
Trust, Inc.  111,503 1,972
Jones Lang LaSalle,
Inc. * 22,658 5,795
Kilroy Realty Corp.  50,827 1,744
Kite Realty Group Trust  104,994 2,378
Lamar Advertising Co. -
Class A  41,991 5,096
National Storage
Affiliates Trust  33,356 1,067
NNN REIT, Inc.  89,715 3,874
Omega Healthcare
Investors, Inc.  138,160 5,064
Park Hotels & Resorts,
Inc.  95,481 977
PotlatchDeltic Corp.  33,894 1,301
Rayonier, Inc.  66,701 1,479
Rexford Industrial
Realty, Inc.  112,687 4,008
Sabra Health Care
REIT, Inc.  113,707 2,097
STAG Industrial, Inc.  89,085 3,232
Vornado Realty Trust  79,715 3,048
WP Carey, Inc.  104,531 6,521
Total 95,026
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Utilities ( 2 .8% )
ALLETE, Inc.  27,530 1,764
Black Hills Corp.  34,706 1,947
Essential Utilities, Inc.  123,116 4,573
IDACORP, Inc.  25,796 2,978
National Fuel Gas Co.  43,151 3,655
New Jersey Resources
Corp.  47,978 2,150
Northwestern Energy
Group, Inc.  29,150 1,495
OGE Energy Corp.  96,164 4,268
ONE Gas, Inc.  28,645 2,059
Ormat Technologies,
Inc.  27,514 2,305
Portland General
Electric Co.  52,322 2,126
Southwest Gas
Holdings, Inc.  28,838 2,145
Spire, Inc.  28,211 2,059
TXNM Energy, Inc.  44,246 2,492
UGI Corp.  102,171 3,721
Total 39,737
Total Common Stocks
(Cost: $1,014,482) 1,387,600
Short-Term
Investments ( 0 .1% )
Governments ( 0 .1% )
US Treasury
0.000%, 11/28/25 β 1,378,000 1,354
Total 1,354
Total Short-Term Investments
(Cost: $1,354) 1,354
Total Investments (98.7%)
(Cost: $1,015,836)
@
1,388,954
Other Assets, Less
Liabilities (1.3%) 18,860
Net Assets (100.0%) 1,407,814

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-Mini S&P MidCap 400 Future Long USD 6 63 9/25 $ 19,691 $ 408 $ (10)
$ 408 $ (10)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ – $ – $ – $ (10) $ (10) $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
β Part or all of the security has been pledged as collateral.
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,015,836 and the net unrealized appreciation of investments based on that cost was $373,526 which is comprised of $465,868 aggregate gross unrealized appreciation and $92,342 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,387,600 $ — $ —
Short-Term Investments — 1,354 —
Other Financial Instruments^
Futures 408 — —
Total Assets:
$ 1,388,008 $ 1,354 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
Common Stocks
( 98.4% )
Shares/
Par
+
Value
$ (000's)
Communication Services (0.7%)
Omnicom Group, Inc.  63,587 4,575
Total 4,575
Consumer Discretionary (4.0%)
BorgWarner, Inc.  119,702 4,007
Compagnie Generale
des Etablissements
Michelin  93,758 3,489
Gentex Corp.  132,137 2,906
The Interpublic Group
of Companies, Inc.  198,039 4,848
Mohawk Industries,
Inc. * 47,044 4,932
PulteGroup, Inc.  21,335 2,250
Sodexo SA  55,798 3,434
Total 25,866
Consumer Staples (10.4%)
Conagra Brands, Inc.  297,011 6,080
The Estee Lauder
Cos., Inc. - Class A  84,551 6,832
General Mills, Inc.  95,756 4,961
Heineken NV  51,729 4,529
Henkel AG & Co. KGaA
- Preference Shares  60,759 4,771
Kenvue, Inc.  515,659 10,793
Kimberly-Clark Corp.  68,959 8,890
Koninklijke Ahold
Delhaize NV  114,995 4,807
Mondelez International,
Inc.  47,950 3,234
Pernod Ricard SA  57,897 5,783
Reckitt Benckiser
Group PLC  92,268 6,277
Total 66,957
Energy (5.6%)
Baker Hughes Co.  238,678 9,151
Coterra Energy, Inc.  213,783 5,426
Diamondback Energy,
Inc.  29,037 3,990
Enterprise Products
Partners LP  435,273 13,498
Occidental Petroleum
Corp.  100,918 4,239
Total 36,304
Financials (18.0%)
The Allstate Corp.  18,304 3,685
The Bank of New York
Mellon Corp.  47,591 4,336
Commerce
Bancshares, Inc.  162,514 10,103
Equity Residential  129,322 8,728
First Hawaiian, Inc.  65,571 1,637
Common Stocks
(98.4%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
The Hanover Insurance
Group, Inc.  21,273 3,614
Northern Trust Corp.  89,338 11,327
The PNC Financial
Services Group, Inc.  47,285 8,815
Prosperity Bancshares,
Inc.  79,234 5,565
Raymond James
Financial, Inc.  22,911 3,514
Reinsurance Group of
America, Inc.  45,742 9,073
T. Rowe Price Group,
Inc.  52,429 5,059
Truist Financial Corp.  294,484 12,660
U.S. Bancorp  280,189 12,679
Westamerica
Bancorporation  73,218 3,547
Willis Towers Watson
PLC  38,425 11,777
Total 116,119
Health Care (15.4%)
Becton Dickinson and
Co.  52,307 9,010
Cencora, Inc.  8,333 2,499
Centene Corp. * 93,968 5,101
Envista Holdings
Corp. * 223,750 4,372
GE HealthCare
Technologies, Inc.  91,201 6,755
Henry Schein, Inc. * 179,615 13,121
Hologic, Inc. * 79,749 5,197
ICON PLC * 20,759 3,019
IQVIA Holdings, Inc. * 33,697 5,310
Labcorp Holdings, Inc.  42,559 11,172
Medtronic PLC  72,900 6,355
Qiagen NV * 24,201 1,163
Quest Diagnostics, Inc.  28,705 5,156
Universal Health
Services, Inc.
- Class B  20,434 3,702
Zimmer Biomet
Holdings, Inc.  188,173 17,163
Total 99,095
Industrials (17.3%)
A.O. Smith Corp.  58,026 3,805
ABM Industries, Inc.  90,995 4,296
Ashtead Group PLC  50,286 3,224
Bunzl PLC  284,697 9,068
CSX Corp.  306,906 10,014
Cummins, Inc.  21,446 7,024
Dover Corp.  9,335 1,711
Emerson Electric Co.  28,731 3,831
Fortive Corp.  26,916 1,403
Common Stocks
(98.4%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Gates Industrial Corp.
PLC * 66,958 1,542
Hexcel Corp.  71,356 4,031
L3Harris Technologies,
Inc.  36,410 9,133
Legrand SA  23,839 3,184
MSC Industrial Direct
Co., Inc.  121,386 10,320
Norfolk Southern Corp.  38,981 9,978
Oshkosh Corp.  89,775 10,193
Republic Services, Inc.  3,881 957
Southwest Airlines Co.  192,731 6,252
The Timken Co.  69,723 5,058
The Toro Co.  51,699 3,654
VINCI SA  21,383 3,156
Total 111,834
Information Technology (6.0% )
Amdocs, Ltd.  76,355 6,967
Analog Devices, Inc.  5,720 1,361
Cognizant Technology
Solutions Corp.  70,534 5,504
F5, Inc. * 10,884 3,203
HP, Inc.  267,557 6,544
NXP Semiconductors
NV  16,438 3,592
Ralliant Corp. * 8,972 435
TE Connectivity PLC  30,009 5,062
Teradyne, Inc.  69,634 6,261
Total 38,929
Materials (5.4%)
Akzo Nobel NV  47,664 3,336
Eagle Materials, Inc.  23,615 4,773
Graphic Packaging
Holding Co.  411,430 8,669
Packaging Corp. of
America  39,493 7,442
PPG Industries, Inc.  40,708 4,630
Reliance, Inc.  19,751 6,200
Total 35,050
Real Estate (7.7%)
Agree Realty Corp.  31,116 2,273
American Tower Corp.  28,639 6,330
Essex Property Trust,
Inc.  8,033 2,277
Healthpeak Properties,
Inc.  303,211 5,309
Public Storage  24,593 7,216
Realty Income Corp.  175,110 10,088
Regency Centers Corp.  24,482 1,744
Ventas, Inc.  78,079 4,931
VICI Properties, Inc.  289,679 9,443
Total 49,611

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
Common Stocks
(98.4%)
Shares/
Par
+
Value
$ (000’s)
Utilities (7.9%)
Duke Energy Corp.  13,756 1,623
Evergy, Inc.  132,271 9,117
Eversource Energy  141,271 8,988
Northwestern Energy
Group, Inc.  163,476 8,386
ONE Gas, Inc.  82,463 5,926
PPL Corp.  48,060 1,629
Spire, Inc.  91,370 6,669
Xcel Energy, Inc.  130,618 8,895
Total 51,233
Total Common Stocks
(Cost: $631,631) 635,573
Total Investments (98.4%)
(Cost: $631,631)
@
635,573
Other Assets, Less
Liabilities (1.6%) 10,263
Net Assets (100.0%) 645,836
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Morgan Stanley Capital Services
LLC
EUR 26,365 31,233 9/26/25 $ — $ (801) $ (801)
Sell       Bank of America NA GBP 11,451 15,726 9/26/25 — (368) (368)
$ — $ (1,169) $ (1,169)
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — $ (1,169) — — $ (1,169)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $631,631 and the net unrealized appreciation of investments based on that cost was $2,773 which is comprised of $42,529 aggregate gross unrealized appreciation and $39,756 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary $ 18,943 $ 6,923 $ —
Consumer Staples 40,790 26,167 —
Industrials 93,202 18,632 —
Materials 31,714 3,336 —
All Others 395,866 — —
Total Assets:
$ 580,515 $ 55,058 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — (1,169) —
Total Liabilities:
$ — $ (1,169) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
Common Stocks
( 96 .9% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 1 .5% )
Atlanta Braves
Holdings, Inc.
- Class C * 110,451 5,166
CarGurus, Inc. * 158,551 5,306
Total 10,472
Consumer Discretionary ( 10 .9% )
Boot Barn Holdings,
Inc. * 45,007 6,841
Dorman Products,
Inc. * 51,241 6,286
Genius Sports, Ltd. * 210,367 2,188
Hyatt Hotels Corp. -
Class A  26,475 3,697
Installed Building
Products, Inc.  26,374 4,756
Kontoor Brands, Inc.  96,199 6,346
Modine Manufacturing
Co. * 67,768 6,675
Ollie's Bargain Outlet
Holdings, Inc. * 39,005 5,140
Patrick Industries, Inc.  50,298 4,641
Pool Corp.  14,418 4,203
Smith Douglas Homes
Corp. * 103,456 2,009
Super Group SGHC,
Ltd.  349,063 3,829
Sweetgreen, Inc. -
Class A * 286,629 4,265
Universal Technical
Institute, Inc. * 120,587 4,087
Wingstop, Inc.  12,913 4,348
Wyndham Hotels &
Resorts, Inc.  36,673 2,978
YETI Holdings, Inc. * 132,591 4,179
Total 76,468
Consumer Staples ( 3 .5% )
BellRing Brands, Inc. * 73,366 4,250
The Chefs' Warehouse,
Inc. * 81,692 5,213
Freshpet, Inc. * 47,298 3,214
Interparfums, Inc.  46,262 6,075
WD-40 Co.  25,068 5,718
Total 24,470
Energy ( 2 .2% )
Cactus, Inc. - Class A  85,079 3,720
Gulfport Energy Corp. * 25,648 5,160
Kodiak Gas Services,
Inc.  69,757 2,390
Matador Resources
Co.  88,235 4,210
Total 15,480
Common Stocks
(96.9%)
Shares/
Par
+
Value
$ (000’s)
Financials ( 8 .7% )
Evercore, Inc. - Class A  18,191 4,912
FirstCash Holdings,
Inc.  56,927 7,693
Hamilton Lane, Inc. -
Class A  39,955 5,678
Mr. Cooper Group,
Inc. * 45,329 6,764
Perella Weinberg
Partners  203,389 3,950
Remitly Global, Inc. * 222,330 4,173
Sezzle, Inc. * 16,357 2,932
SiriusPoint, Ltd. * 49,403 1,007
StepStone Group, Inc. -
Class A  78,084 4,334
Stifel Financial Corp.  74,626 7,745
Synovus Financial
Corp.  134,050 6,937
White Mountains
Insurance Group,
Ltd.  2,776 4,985
Total 61,110
Health Care ( 21 .3% )
Acadia Healthcare Co.,
Inc. * 116,886 2,652
Akero Therapeutics,
Inc. * 62,010 3,309
Amicus Therapeutics,
Inc. * 327,828 1,878
Apogee Therapeutics,
Inc. * 43,622 1,895
AtriCure, Inc. * 124,453 4,078
Avidity Biosciences,
Inc. * 128,227 3,642
Axsome Therapeutics,
Inc. * 42,902 4,479
Blueprint Medicines
Corp. * 46,804 5,999
Celldex Therapeutics,
Inc. * 92,189 1,876
CG Oncology, Inc. * 83,638 2,175
Crinetics
Pharmaceuticals,
Inc. * 102,786 2,956
Cytokinetics, Inc. * 54,520 1,801
Disc Medicine, Inc. * 44,757 2,370
Ensign Group, Inc.  76,076 11,736
GeneDx Holdings
Corp. * 37,003 3,416
Glaukos Corp. * 50,857 5,253
HealthEquity, Inc. * 91,795 9,616
Hims & Hers Health,
Inc. * 82,745 4,125
Ionis Pharmaceuticals,
Inc. * 46,213 1,826
Common Stocks
(96.9%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
iRhythm Technologies,
Inc. * 40,712 6,268
Kymera Therapeutics,
Inc. * 62,582 2,731
Lantheus Holdings,
Inc. * 71,859 5,882
MBX Biosciences,
Inc. * 77,052 879
Merit Medical Systems,
Inc. * 62,461 5,839
Nuvalent, Inc.
- Class A * 40,043 3,055
Option Care Health,
Inc. * 135,148 4,390
Protagonist
Therapeutics, Inc. * 68,885 3,807
PTC Therapeutics,
Inc. * 93,758 4,579
RadNet, Inc. * 95,273 5,422
Revolution Medicines,
Inc. * 46,367 1,706
Scholar Rock Holding
Corp. * 84,366 2,988
Soleno Therapeutics,
Inc. * 45,611 3,821
Spyre Therapeutics,
Inc. * 84,766 1,269
Structure Therapeutics,
Inc., ADR * 50,227 1,042
TG Therapeutics, Inc. * 134,165 4,829
TransMedics Group,
Inc. * 17,298 2,318
Ultragenyx
Pharmaceutical,
Inc. * 40,029 1,455
Vaxcyte, Inc. * 42,081 1,368
Veracyte, Inc. * 122,708 3,317
Vericel Corp. * 75,898 3,230
Verona Pharma PLC,
ADR * 39,060 3,694
Total 148,971
Industrials ( 22 .3% )
ACV Auctions, Inc. -
Class A * 181,416 2,943
Aerovironment, Inc. * 32,546 9,274
Archer Aviation, Inc. * 244,046 2,648
Atmus Filtration
Technologies, Inc.  138,099 5,030
The AZEK Co., Inc. * 111,020 6,034
AZZ, Inc.  48,170 4,551
Boise Cascade Co.  34,852 3,026
CACI International,
Inc. * 10,841 5,168

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
Common Stocks
(96.9%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Casella Waste
Systems, Inc.
- Class A * 55,803 6,439
CBIZ, Inc. * 97,980 7,026
Chart Industries, Inc. * 44,664 7,354
Clean Harbors, Inc. * 29,008 6,706
ExlService Holdings,
Inc. * 97,575 4,273
Fluor Corp. * 121,992 6,254
FTAI Aviation, Ltd.  65,440 7,528
Hillman Solutions
Corp. * 623,300 4,450
Huron Consulting
Group, Inc. * 25,233 3,471
Innodata, Inc. * 78,275 4,009
ITT, Inc.  22,236 3,487
Moog, Inc. - Class A  43,909 7,946
MYR Group, Inc. * 23,068 4,186
NEXTracker, Inc. -
Class A * 101,382 5,512
Primoris Services Corp.  68,151 5,312
Rush Enterprises, Inc. -
Class A  77,614 3,998
Ryder System, Inc.  30,794 4,896
SPX Technologies,
Inc. * 58,272 9,771
Verra Mobility Corp. * 363,717 9,235
WESCO International,
Inc.  30,791 5,702
Total 156,229
Information Technology ( 19 .8% )
ACI Worldwide, Inc. * 176,997 8,126
Agilysys, Inc. * 46,116 5,287
AppFolio, Inc.
- Class A * 11,553 2,660
AvePoint, Inc. * 284,386 5,491
BILL Holdings, Inc. * 82,385 3,811
CCC Intelligent
Solutions Holdings,
Inc. * 598,696 5,634
Cirrus Logic, Inc. * 44,800 4,671
Clearwater Analytics
Holdings, Inc.
- Class A * 331,106 7,261
CommVault Systems,
Inc. * 40,461 7,054
Credo Technology
Group Holding, Ltd. * 104,030 9,632
Fabrinet * 23,297 6,865
Grid Dynamics
Holdings, Inc. * 220,097 2,542
Insight Enterprises,
Inc. * 36,238 5,004
Intapp, Inc. * 78,858 4,071
Jamf Holding Corp. * 291,102 2,768
Lumentum Holdings,
Inc. * 48,911 4,649
Common Stocks
(96.9%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
MACOM Technology
Solutions Holdings,
Inc. * 21,158 3,032
MKS, Inc.  50,765 5,044
Napco Security
Technologies, Inc.  143,640 4,265
PAR Technology
Corp. * 47,306 3,282
Pegasystems, Inc.  104,664 5,665
Rambus, Inc. * 90,231 5,777
SPS Commerce, Inc. * 47,804 6,506
Unity Software, Inc. * 121,441 2,939
Varonis Systems, Inc. * 94,453 4,793
Vertex, Inc. - Class A * 145,109 5,127
Viavi Solutions, Inc. * 369,793 3,724
Zeta Global Holdings
Corp. - Class A * 210,269 3,257
Total 138,937
Materials ( 4 .5% )
ATI, Inc. * 75,766 6,542
Axalta Coating
Systems, Ltd. * 163,178 4,845
Cabot Corp.  90,044 6,753
Carpenter Technology
Corp.  22,186 6,132
Commercial Metals Co.  62,071 3,036
FMC Corp.  94,789 3,957
Total 31,265
Real Estate ( 1 .5% )
CareTrust REIT, Inc.  186,948 5,721
Independence Realty
Trust, Inc.  267,077 4,724
Total 10,445
Utilities ( 0 .7% )
Chesapeake Utilities
Corp.  41,332 4,969
Total 4,969
Total Common Stocks
(Cost: $602,973) 678,816
Investment Companies
( 1 .7% )
Investment Companies ( 1 .7% )
iShares Russell 2000
Growth ETF  43,093 12,319
Total 12,319
Total Investment Companies
(Cost: $12,145) 12,319
Total Investments (98.6%)
(Cost: $615,118)
@
691,135
Other Assets, Less
Liabilities (1.4%) 9,617
Net Assets (100.0%) 700,752

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $615,118 and the net unrealized appreciation of investments based on that cost was $76,017 which is comprised of $115,723 aggregate gross unrealized appreciation and $39,706 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 678,816 $ — $ —
Investment Companies 12,319 — —
Total Assets:
$ 691,135 $ — $ —

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
( 99.6% )
Shares/
Par
+
Value
$ (000's)
Communication Services (3.0%)
Angi , Inc. * 14,987 229
Cable One, Inc.  1,638 222
CarGurus , Inc. * 29,868 1,000
Cars.com, Inc. * 20,728 246
Cinemark Holdings,
Inc.  35,668 1,076
Cogent
Communications
Holdings, Inc.  15,064 726
DoubleVerify Holdings,
Inc. * 47,880 717
Gogo , Inc. * 21,104 310
IAC, Inc. * 23,008 859
John Wiley & Sons,
Inc. - Class A  14,429 644
Lumen Technologies,
Inc. * 362,638 1,588
Madison Square
Garden Sports
Corp. * 5,920 1,237
QuinStreet , Inc. * 20,218 326
Scholastic Corp.  8,351 175
Shenandoah
Telecommunications
Co.  16,370 224
Shutterstock , Inc.  8,446 160
TechTarget , Inc. * 9,569 74
TEGNA, Inc.  56,684 950
Telephone and Data
Systems, Inc.  34,845 1,240
Thryv Holdings, Inc. * 14,595 178
TripAdvisor, Inc. * 41,916 547
Yelp, Inc. * 22,533 772
Ziff Davis, Inc. * 14,946 452
Total 13,952
Consumer Discretionary (13.2%)
Academy Sports &
Outdoors, Inc.  23,495 1,053
Acushnet Holdings
Corp.  9,391 684
Adient PLC * 29,853 581
Adtalem Global
Education, Inc. * 12,700 1,616
Advance Auto Parts,
Inc.  21,241 987
American Axle &
Manufacturing
Holdings, Inc. * 41,048 167
American Eagle
Outfitters, Inc.  55,973 538
Asbury Automotive
Group, Inc. * 6,945 1,657
BJ's Restaurants, Inc. * 7,849 350
Bloomin ' Brands, Inc.  26,582 229
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Boot Barn Holdings,
Inc. * 10,814 1,644
BorgWarner, Inc.  77,636 2,599
Brinker International,
Inc. * 15,713 2,834
The Buckle, Inc.  10,760 488
Caleres , Inc.  11,755 144
Carter's, Inc.  12,941 390
Cavco Industries, Inc. * 2,833 1,231
Century Communities,
Inc.  9,547 538
Champion Homes,
Inc. * 18,629 1,166
The Cheesecake
Factory, Inc.  16,174 1,013
Cracker Barrel Old
Country Store, Inc.  7,860 480
Dana, Inc.  46,045 790
Dave & Buster's
Entertainment, Inc. * 9,812 295
Dorman Products,
Inc. * 9,609 1,179
Dream Finders Homes,
Inc. - Class A * 10,174 256
Ethan Allen Interiors,
Inc.  8,040 224
Etsy, Inc. * 36,866 1,849
Foot Locker, Inc. * 29,513 723
Fox Factory Holding
Corp. * 14,835 385
Frontdoor , Inc. * 26,015 1,533
Gentherm , Inc. * 10,862 307
G-III Apparel Group,
Ltd. * 13,476 302
Golden Entertainment,
Inc.  7,038 207
Green Brick Partners,
Inc. * 10,692 672
Group 1 Automotive,
Inc.  4,477 1,955
Guess?, Inc.  9,430 114
Hanesbrands, Inc. * 125,108 573
Helen of Troy, Ltd. * 7,976 226
Installed Building
Products, Inc.  8,052 1,452
Jack in the Box, Inc.  6,531 114
Kohl's Corp.  39,237 333
Kontoor Brands, Inc.  17,669 1,166
La-Z-Boy, Inc.  14,634 544
LCI Industries  8,899 811
Leggett & Platt, Inc.  47,575 424
LGI Homes, Inc. * 7,235 373
M/I Homes, Inc. * 9,461 1,061
MarineMax , Inc. * 6,706 169
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Matthews International
Corp.  10,840 259
Meritage Homes Corp.  25,402 1,701
Mister Car Wash, Inc. * 32,683 196
Monarch Casino &
Resort, Inc.  4,521 391
Monro , Inc.  10,320 154
National Vision
Holdings, Inc. * 27,937 643
Newell Brands, Inc.  148,281 801
Oxford Industries, Inc.  4,965 200
Papa John's
International, Inc.  11,585 567
Patrick Industries, Inc.  11,797 1,089
Penn Entertainment,
Inc. * 51,401 919
Perdoceo Education
Corp.  21,793 712
PHINIA, Inc.  14,130 629
Pursuit Attractions and
Hospitality, Inc. * 7,469 215
Sabre Corp. * 136,309 431
Sally Beauty Holdings,
Inc. * 35,549 329
Shake Shack, Inc. -
Class A * 14,218 1,999
Shoe Carnival, Inc.  6,201 116
Signet Jewelers, Ltd.  15,159 1,206
Six Flags
Entertainment Corp. * 33,374 1,016
Sonic Automotive, Inc. -
Class A  5,137 411
Sonos , Inc. * 42,372 458
Standard Motor
Products, Inc.  7,414 228
Steven Madden, Ltd.  25,621 614
Strategic Education,
Inc.  8,489 723
Stride, Inc. * 15,174 2,203
Sturm, Ruger & Co.,
Inc.  5,823 209
Topgolf Callaway
Brands Corp. * 50,223 404
TRI Pointe Homes,
Inc. * 32,033 1,023
Upbound Group, Inc.  18,187 456
Urban Outfitters, Inc. * 19,976 1,449
Victoria's Secret &
Co. * 28,342 525
Winnebago Industries,
Inc.  9,899 287
Wolverine World Wide,
Inc.  28,772 520
Worthington
Enterprises, Inc.  10,944 696

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
XPEL, Inc. * 8,059 289
Total 62,494
Consumer Staples (3.0%)
The Andersons, Inc.  11,450 421
B&G Foods, Inc.  27,651 117
Cal-Maine Foods, Inc.  15,249 1,519
Central Garden & Pet
Co. * 2,913 102
Central Garden & Pet
Co. - Class A * 17,500 548
The Chefs' Warehouse,
Inc. * 12,496 797
Edgewell Personal
Care Co.  16,701 391
Energizer Holdings,
Inc.  23,290 470
Fresh Del Monte
Produce, Inc.  11,916 386
Freshpet , Inc. * 17,235 1,171
Grocery Outlet Holding
Corp. * 34,802 432
Interparfums , Inc.  6,353 834
J & J Snack Foods
Corp.  5,490 623
John B. Sanfilippo &
Son, Inc.  3,255 206
MGP Ingredients, Inc.  4,901 147
National Beverage
Corp. * 8,197 354
PriceSmart , Inc.  8,778 922
The Simply Good
Foods Co. * 32,460 1,025
SpartanNash Co.  11,734 311
Tootsie Roll Industries,
Inc.  5,957 199
TreeHouse Foods,
Inc. * 16,007 311
United Natural Foods,
Inc. * 21,485 501
Universal Corp.  8,739 509
USANA Health
Sciences, Inc. * 3,925 120
WD-40 Co.  4,781 1,091
WK Kellogg Co.  23,584 376
Total 13,883
Energy (3.9%)
Archrock , Inc.  62,457 1,551
Atlas Energy Solutions,
Inc.  25,893 346
Bristow Group, Inc. * 8,771 289
Cactus, Inc. - Class A  24,148 1,056
California Resources
Corp.  24,568 1,122
Comstock Resources,
Inc. * 32,234 892
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
Core Laboratories, Inc.  16,299 188
Core Natural
Resources, Inc.  17,679 1,233
Crescent Energy Co.  65,006 559
CVR Energy, Inc.  12,137 326
Dorian LPG, Ltd.  12,957 316
Helix Energy Solutions
Group, Inc. * 50,157 313
Helmerich & Payne,
Inc.  35,201 534
Innovex International,
Inc. * 13,519 211
International Seaways,
Inc.  14,292 521
Liberty Energy, Inc.  57,467 660
Magnolia Oil & Gas
Corp. - Class A  66,011 1,484
Northern Oil and Gas,
Inc.  34,793 986
Oceaneering
International, Inc. * 35,624 738
Par Pacific Holdings,
Inc. * 18,307 486
Patterson-UTI Energy,
Inc.  123,782 734
Peabody Energy Corp.  43,083 578
ProPetro Holding
Corp. * 28,414 170
REX American
Resources Corp. * 5,190 253
RPC, Inc.  30,036 142
SM Energy Co.  40,392 998
Talos Energy, Inc. * 43,454 369
Tidewater, Inc. * 16,068 741
Vital Energy, Inc. * 9,462 152
World Kinect Corp.  19,943 565
Total 18,513
Financials (18.9%)
Acadian Asset
Management, Inc.  9,527 336
Ameris Bancorp  22,838 1,478
AMERISAFE, Inc.  6,646 291
Apollo Commercial
Real Estate Finance,
Inc.  45,081 436
Arbor Realty Trust, Inc.  68,188 730
ARMOUR Residential
REIT, Inc.  28,954 487
Artisan Partners Asset
Management, Inc. -
Class A  24,868 1,102
Assured Guaranty, Ltd.  16,303 1,420
Atlantic Union
Bankshares Co.  50,345 1,575
Axos Financial, Inc. * 18,922 1,439
Banc of California, Inc.  45,457 639
BancFirst Corp.  7,047 871
The Bancorp, Inc. * 16,499 940
Bank of Hawaii Corp.  14,080 951
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
BankUnited , Inc.  26,524 944
Banner Corp.  12,222 784
Berkshire Hills
Bancorp, Inc.  16,235 407
BGC Group, Inc. -
Class A  133,874 1,370
Blackstone Mortgage
Trust, Inc.  59,659 1,148
Brookline Bancorp, Inc.  31,234 330
Capitol Federal
Financial, Inc.  43,505 265
Cathay General
Bancorp  24,746 1,127
Central Pacific
Financial Corp.  9,613 269
City Holding Co.  5,119 627
Cohen & Steers, Inc.  9,537 719
Community Financial
System, Inc.  18,658 1,061
Customers Bancorp,
Inc. * 10,430 613
CVB Financial Corp.  45,761 906
Dime Community
Bancshares, Inc.  14,007 377
Donnelley Financial
Solutions, Inc. * 9,027 557
Eagle Bancorp, Inc.  10,563 206
Ellington Financial, Inc.  33,456 435
Employers Holdings,
Inc.  8,516 402
Enact Holdings, Inc.  10,107 375
Encore Capital Group,
Inc. * 8,246 319
Enova International,
Inc. * 8,951 998
EVERTEC, Inc.  22,453 809
EZCORP, Inc.
- Class A * 18,423 256
FB Financial Corp.  12,135 550
First Bancorp  71,319 1,825
First Commonwealth
Financial Corp.  36,902 599
First Financial Bancorp  33,744 819
First Hawaiian, Inc.  44,465 1,110
Franklin BSP Realty
Trust, Inc.  28,820 308
Fulton Financial Corp.  64,164 1,158
Genworth Financial,
Inc. * 146,450 1,139
Goosehead Insurance,
Inc. - Class A  8,894 938
HA Sustainable
Infrastructure Capital,
Inc.  42,728 1,148
Hanmi Financial Corp.  10,534 260
HCI Group, Inc.  3,303 503
Heritage Financial
Corp.  12,120 289
Hilltop Holdings, Inc.  16,114 489

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Hope Bancorp, Inc.  44,700 480
Horace Mann
Educators Corp.  14,392 618
Independent Bank
Corp.  15,041 946
Jackson Financial, Inc.  25,256 2,242
KKR Real Estate
Finance Trust, Inc.  20,398 179
Lakeland Financial
Corp.  9,090 559
Lincoln National Corp.  60,372 2,089
Mercury General Corp.  9,387 632
Moelis & Co. - Class A  26,214 1,634
Mr. Cooper Group,
Inc. * 22,620 3,375
National Bank Holding
Corp.  13,539 509
Navient Corp.  25,837 364
NBT Bancorp, Inc.  18,493 768
NCR Atleos Corp. * 26,075 744
New York Mortgage
Trust, Inc.  31,673 212
NMI Holdings, Inc. * 27,585 1,164
Northwest Bancshares,
Inc.  45,128 577
OFG Bancorp  15,868 679
Pacific Premier
Bancorp, Inc.  34,269 723
Palomar Holdings,
Inc. * 9,446 1,457
Park National Corp.  5,146 861
Pathward Financial,
Inc.  8,321 658
Payoneer Global, Inc. * 92,436 633
PennyMac Mortgage
Investment Trust  30,887 397
Piper Sandler Cos.  5,804 1,613
PJT Partners, Inc. -
Class A  8,631 1,424
PRA Group, Inc. * 14,076 208
Preferred Bank - Los
Angeles  4,073 352
ProAssurance Corp. * 18,069 413
PROG Holdings, Inc.  14,324 420
Provident Financial
Services, Inc.  46,274 811
Radian Group, Inc.  47,527 1,712
Ready Capital Corp.  60,455 264
Redwood Trust, Inc.  47,450 280
Renasant Corp.  32,555 1,170
S&T Bancorp, Inc.  13,575 513
Safety Insurance
Group, Inc.  5,259 418
Seacoast Banking
Corp. of Florida  29,961 828
ServisFirst Bancshares,
Inc.  17,750 1,376
Simmons First National
Corp.  44,536 844
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
SiriusPoint , Ltd. * 32,523 663
Southside Bancshares,
Inc.  10,106 297
Stellar Bancorp, Inc.  16,273 455
StepStone Group, Inc. -
Class A  23,314 1,294
Stewart Information
Services Corp.  9,862 642
StoneX Group, Inc. * 15,381 1,402
Tompkins Financial
Corp.  4,468 280
Triumph Financial,
Inc. * 7,888 435
Trupanion , Inc. * 11,997 664
TrustCo Bank Corp.  6,649 222
Trustmark Corp.  21,342 778
Two Harbors
Investment Corp.  36,793 396
United Community
Banks, Inc.  42,906 1,278
United Fire Group, Inc.  7,604 218
Veritex Holdings, Inc.  19,085 498
Virtu Financial, Inc. -
Class A  28,544 1,278
Virtus Investment
Partners, Inc.  2,307 418
WaFd , Inc.  28,322 829
Walker & Dunlop, Inc.  11,465 808
Westamerica
Bancorporation  9,316 451
WisdomTree , Inc.  41,138 474
World Acceptance
Corp. * 1,121 185
WSFS Financial Corp.  20,042 1,102
Total 89,347
Health Care (10.5%)
Acadia
Pharmaceuticals,
Inc. * 43,962 948
AdaptHealth Corp. * 37,283 352
Addus HomeCare
Corp. * 6,407 738
ADMA Biologics, Inc. * 84,377 1,536
Alkermes PLC * 58,258 1,667
AMN Healthcare
Services, Inc. * 13,589 281
Amphastar
Pharmaceuticals,
Inc. * 13,113 301
ANI Pharmaceuticals,
Inc. * 6,040 394
Arcus Biosciences,
Inc. * 23,548 192
Arrowhead
Pharmaceuticals,
Inc. * 44,615 705
Artivion , Inc. * 13,644 424
Astrana Health, Inc. * 14,772 368
Avanos Medical, Inc. * 16,467 202
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Azenta , Inc. * 16,275 501
BioLife Solutions, Inc. * 13,173 284
Catalyst
Pharmaceuticals,
Inc. * 40,461 878
Certara , Inc. * 38,728 453
Collegium
Pharmaceutical,
Inc. * 11,466 339
Concentra Group
Holdings Parent, Inc.  38,435 791
CONMED Corp.  10,928 569
Corcept Therapeutics,
Inc. * 33,358 2,448
CorVel Corp. * 9,616 988
Cytek Biosciences,
Inc. * 36,657 125
Dynavax Technologies
Corp. * 39,647 393
Embecta Corp.  20,262 196
Enovis Corp. * 20,182 633
Fortrea Holdings, Inc. * 31,347 155
Glaukos Corp. * 20,196 2,086
Harmony Biosciences
Holdings, Inc. * 13,653 431
HealthStream , Inc.  8,565 237
ICU Medical, Inc. * 8,695 1,149
Innoviva , Inc. * 19,602 394
Inspire Medical
Systems, Inc. * 10,425 1,353
Integer Holdings
Corp. * 12,324 1,515
Integra LifeSciences
Holdings Corp. * 23,725 291
Krystal Biotech, Inc. * 8,985 1,235
LeMaitre Vascular, Inc.  7,307 607
Ligand
Pharmaceuticals,
Inc. * 6,800 773
Merit Medical Systems,
Inc. * 20,888 1,953
Mesa Laboratories, Inc.  1,903 179
Myriad Genetics, Inc. * 32,723 174
National HealthCare
Corp.  4,375 468
Neogen Corp. * 69,792 334
NeoGenomics , Inc. * 45,586 333
OmniAb , Inc. -
12.50 Earnout
Consideration *,Æ 2,585 –
OmniAb , Inc. -
15.00 Earnout
Consideration *,Æ 2,585 –
Omnicell , Inc. * 16,629 489
Organon & Co.  92,275 893
Owens & Minor, Inc. * 25,623 233
Pacira Biosciences,
Inc. * 16,418 392

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Pediatrix Medical
Group, Inc. * 29,869 429
Phibro Animal Health
Corp. - Class A  7,133 182
Premier, Inc.  29,235 641
Prestige Consumer
Healthcare, Inc. * 17,449 1,393
Privia Health Group,
Inc. * 36,994 851
Progyny , Inc. * 26,472 582
Protagonist
Therapeutics, Inc. * 21,903 1,211
QuidelOrtho Corp. * 23,526 678
RadNet , Inc. * 23,331 1,328
Schrodinger, Inc. * 19,649 395
Select Medical
Holdings Corp.  36,754 558
Simulations Plus, Inc.  5,678 99
STAAR Surgical Co. * 17,452 293
Supernus
Pharmaceuticals,
Inc. * 19,876 626
Tandem Diabetes Care,
Inc. * 23,646 441
Teleflex, Inc.  15,621 1,849
TG Therapeutics, Inc. * 47,928 1,725
TransMedics Group,
Inc. * 11,959 1,603
UFP Technologies,
Inc. * 2,578 629
US Physical Therapy,
Inc.  5,393 422
Vericel Corp. * 17,760 756
Vir Biotechnology, Inc. * 32,206 162
Xencor , Inc. * 25,266 199
Total 49,432
Industrials (19.1%)
AAR Corp. * 12,588 866
ABM Industries, Inc.  22,092 1,043
Aerovironment , Inc. * 9,960 2,838
Air Lease Corp.  36,752 2,150
Alamo Group, Inc.  3,670 802
Albany International
Corp.  10,664 748
Allegiant Travel Co. * 5,058 278
Amentum Holdings,
Inc. * 53,326 1,259
American Woodmark
Corp. * 5,232 279
Apogee Enterprises,
Inc.  7,657 311
ArcBest Corp.  8,134 626
Arcosa , Inc.  17,243 1,495
Armstrong World
Industries, Inc.  15,352 2,494
Astec Industries, Inc.  8,115 338
AZZ, Inc.  10,575 999
Boise Cascade Co.  13,291 1,154
Brady Corp. - Class A  15,461 1,051
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
CoreCivic , Inc. * 38,762 817
CSG Systems
International, Inc.  9,743 636
CSW Industrials, Inc.  5,932 1,702
Deluxe Corp.  15,879 253
DNOW, Inc. * 37,373 554
DXP Enterprises, Inc. * 4,512 396
Dycom Industries,
Inc. * 10,174 2,486
Enerpac Tool Group
Corp.  19,157 777
EnPro , Inc.  7,435 1,424
Enviri Corp. * 28,042 243
ESCO Technologies,
Inc.  9,129 1,752
Everus Construction
Group, Inc. * 18,023 1,145
Federal Signal Corp.  21,553 2,294
Forward Air Corp. * 7,452 183
Franklin Electric Co.,
Inc.  13,851 1,243
Gates Industrial Corp.
PLC * 81,099 1,868
The GEO Group, Inc. * 48,980 1,173
Gibraltar Industries,
Inc. * 10,467 618
GMS, Inc. * 13,567 1,475
Granite Construction,
Inc.  15,446 1,444
The Greenbrier Cos.,
Inc.  11,147 513
Griffon Corp.  13,788 998
Hayward Holdings,
Inc. * 50,390 695
Healthcare Services
Group, Inc. * 25,919 390
Heartland Express, Inc.  15,312 132
Heidrick & Struggles
International, Inc.  7,322 335
Hertz Global Holdings,
Inc. * 43,488 297
Hillenbrand, Inc.  24,868 499
HNI Corp.  16,418 807
Hub Group, Inc.
- Class A  21,352 714
Insteel Industries, Inc.  6,898 257
Interface, Inc.  20,802 435
JBT Marel Corp.  16,349 1,966
JetBlue Airways Corp. * 107,272 454
Kadant , Inc.  4,161 1,321
Kennametal, Inc.  27,057 621
Korn Ferry  18,279 1,340
Kratos Defense &
Security Solutions,
Inc. * 58,831 2,733
Lindsay Corp.  3,833 553
Liquidity Services,
Inc. * 7,919 187
Marten Transport, Ltd.  20,348 264
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Masterbrand, Inc. * 44,769 489
Matson, Inc.  11,534 1,284
Mercury Systems,
Inc. * 17,943 966
MillerKnoll , Inc.  24,132 469
Moog, Inc. - Class A  10,001 1,810
Mueller Water
Products, Inc.  55,374 1,331
MYR Group, Inc. * 5,484 995
National Presto
Industries, Inc.  1,785 175
NV5 Global, Inc. * 18,639 430
OPENLANE, Inc. * 38,120 932
Pitney Bowes, Inc.  55,896 610
Powell Industries, Inc.  3,324 700
Proto Labs, Inc. * 8,438 338
Quanex Building
Products Corp.  16,624 314
Resideo Technologies,
Inc. * 52,464 1,157
Robert Half, Inc.  35,487 1,457
Rush Enterprises, Inc. -
Class A  21,613 1,113
RXO, Inc. * 50,622 796
Schneider National,
Inc. - Class B  16,653 402
SkyWest, Inc. * 14,329 1,476
SPX Technologies,
Inc. * 16,511 2,769
Standex International
Corp.  4,258 666
Sterling Infrastructure,
Inc. * 10,750 2,480
Sun Country Airlines
Holdings, Inc. * 13,805 162
Sunrun , Inc. * 81,109 664
Tennant Co.  6,623 513
Titan International,
Inc. * 16,817 173
Trinity Industries, Inc.  28,822 779
Triumph Group, Inc. * 27,325 704
UniFirst Corp.  5,309 999
Verra Mobility Corp. * 56,349 1,431
Vestis Corp.  39,958 229
Vicor Corp. * 8,159 370
Werner Enterprises,
Inc.  21,829 597
WillScot Holdings Corp.  64,491 1,767
Zurn Elkay Water
Solutions Corp.  49,964 1,827
Total 90,099
Information Technology (13.2%)
A10 Networks, Inc.  25,552 494
ACI Worldwide, Inc. * 37,066 1,702
Adeia , Inc.  38,597 546
Advanced Energy
Industries, Inc.  13,302 1,763
Agilysys , Inc. * 7,969 914

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Alarm.com Holdings,
Inc. * 17,526 991
Alpha & Omega
Semiconductor, Ltd. * 8,663 222
Arlo Technologies,
Inc. * 36,707 623
Axcelis Technologies,
Inc. * 11,339 790
Badger Meter, Inc.  10,410 2,550
Benchmark Electronics,
Inc.  12,814 498
BlackLine , Inc. * 18,269 1,034
Box, Inc. * 51,175 1,749
Bread Financial
Holdings, Inc.  16,430 938
Calix, Inc. * 20,369 1,083
CEVA, Inc. * 8,260 182
CleanSpark , Inc. * 98,274 1,084
Clear Secure, Inc. -
Class A  32,753 909
Cohu , Inc. * 16,382 315
Corsair Gaming, Inc. * 15,832 149
CTS Corp.  10,482 447
Digi International, Inc. * 13,161 459
DigitalOcean Holdings,
Inc. * 22,300 637
Diodes, Inc. * 16,377 866
DXC Technology Co. * 63,979 978
ePlus , Inc. * 9,337 673
Extreme Networks,
Inc. * 47,005 844
FormFactor , Inc. * 27,219 937
Grid Dynamics
Holdings, Inc. * 22,211 257
Harmonic, Inc. * 40,151 380
Ichor Holdings, Ltd. * 11,855 233
Impinj , Inc. * 8,295 921
Insight Enterprises,
Inc. * 9,700 1,339
InterDigital , Inc.  9,167 2,056
Itron , Inc. * 16,112 2,121
Knowles Corp. * 30,885 544
Kulicke and Soffa
Industries, Inc.  18,682 646
LiveRamp Holdings,
Inc. * 23,279 769
MARA Holdings, Inc. * 124,390 1,950
MaxLinear , Inc. * 27,905 397
N-able, Inc. * 25,506 207
NCR Voyix Corp. * 48,900 574
NetScout Systems,
Inc. * 25,122 623
OSI Systems, Inc. * 5,524 1,242
PC Connection, Inc.  4,201 276
PDF Solutions, Inc. * 11,178 239
Penguin Solutions,
Inc. * 18,597 368
Photronics , Inc. * 22,556 425
Plexus Corp. * 9,580 1,296
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Progress Software
Corp.  15,180 969
Qorvo , Inc. * 33,019 2,804
Ralliant Corp. * 40,187 1,949
Rogers Corp. * 5,950 407
Sandisk Corp. * 47,758 2,166
Sanmina Corp. * 18,890 1,848
ScanSource , Inc. * 7,381 309
Semtech Corp. * 30,618 1,382
SiTime Corp. * 7,383 1,573
SolarEdge
Technologies, Inc. * 20,962 428
Sprinklr , Inc. - Class A * 40,756 345
SPS Commerce, Inc. * 13,419 1,826
Teradata Corp. * 33,904 756
TTM Technologies,
Inc. * 35,991 1,469
Ultra Clean Holdings,
Inc. * 15,811 357
Veeco Instruments,
Inc. * 21,276 432
ViaSat , Inc. * 30,219 441
Viavi Solutions, Inc. * 79,253 798
Vishay Intertechnology ,
Inc.  39,669 630
Xerox Holdings Corp.  41,538 219
Total 62,348
Materials (4.9%)
AdvanSix , Inc.  9,477 225
Alpha Metallurgical
Resources, Inc. * 3,881 437
Balchem Corp.  11,529 1,835
Celanese Corp.  38,675 2,140
Century Aluminum
Co. * 18,541 334
The Chemours Co.  53,048 607
Element Solutions, Inc.  78,856 1,786
FMC Corp.  44,155 1,843
H.B. Fuller Co.  19,120 1,150
Hawkins, Inc.  6,703 953
Ingevity Corp. * 12,844 553
Innospec , Inc.  8,845 744
Kaiser Aluminum Corp.  5,655 452
Koppers Holdings, Inc.  7,048 227
Materion Corp.  7,373 585
Metallus , Inc. * 12,898 199
Minerals Technologies,
Inc.  11,197 617
MP Materials Corp. * 42,759 1,423
O-I Glass, Inc. * 54,900 809
Quaker Chemical Corp.  4,826 540
Sealed Air Corp.  51,965 1,613
Sensient Technologies
Corp.  15,003 1,478
Stepan Co.  7,536 411
SunCoke Energy, Inc.  30,032 258
Sylvamo Corp.  12,105 606
Warrior Met Coal, Inc.  18,572 851
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
Worthington Steel, Inc.  12,435 371
Total 23,047
Real Estate (7.6%)
Acadia Realty Trust  46,231 859
Alexander & Baldwin,
Inc.  25,671 458
American Assets Trust,
Inc.  16,517 326
Apple Hospitality REIT,
Inc.  78,518 916
Armada Hoffler
Properties, Inc.  27,705 190
Brandywine Realty
Trust  60,326 259
CareTrust REIT, Inc.  67,771 2,074
Centerspace 5,861 353
Curbline Properties
Corp.  33,529 765
Cushman & Wakefield
PLC * 81,684 904
DiamondRock
Hospitality Co.  72,737 557
Douglas Emmett, Inc.  59,432 894
Easterly Government
Properties, Inc.  14,968 332
Elme Communities
Real Estate
Investment Trust  31,087 494
Essential Properties
Realty Trust, Inc.  69,851 2,229
eXp World Holdings,
Inc.  30,483 277
Four Corners Property
Trust, Inc.  35,489 955
Getty Realty Corp.  18,109 501
Global Net Lease, Inc.  68,013 514
Highwoods Properties,
Inc.  38,070 1,184
Innovative Industrial
Properties, Inc.  9,940 549
JBG SMITH Properties  25,928 449
Kennedy-Wilson
Holdings, Inc.  42,202 287
LTC Properties, Inc.  16,308 564
LXP Industrial Trust  104,973 867
The Macerich Co.  89,249 1,444
Marcus & Millichap,
Inc.  8,575 263
Medical Properties
Trust, Inc.  212,239 915
Millrose Properties, Inc.
- Class A  42,508 1,212
NexPoint Residential
Trust, Inc.  7,771 259
OUTFRONT Media,
Inc.  49,224 803
Pebblebrook Hotel
Trust  42,091 420

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Phillips Edison & Co.,
Inc.  44,373 1,554
Ryman Hospitality
Properties, Inc.  21,213 2,093
Safehold , Inc.  15,966 248
Saul Centers, Inc.  4,291 147
SITE Centers Corp.  16,435 186
SL Green Realty Corp.  25,098 1,554
The St. Joe Co.  13,357 637
Summit Hotel
Properties, Inc.  38,868 198
Sunstone Hotel
Investors, Inc.  70,569 613
Tanger , Inc.  39,973 1,222
Terreno Realty Corp.  36,538 2,049
Uniti Group, Inc. * 86,437 373
Universal Health Realty
Income Trust  4,524 181
Urban Edge Properties  44,483 830
Veris Residential, Inc.  28,559 425
Whitestone REIT  15,911 199
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Xenia Hotels &
Resorts, Inc.  35,019 440
Total 36,022
Utilities (2.3%)
American States Water
Co.  13,603 1,043
Avista Corp.  28,464 1,080
California Water
Service Group  21,043 957
Chesapeake Utilities
Corp.  8,237 990
Clearway Energy, Inc. -
Class A  12,230 370
Clearway Energy, Inc. -
Class C  29,448 942
H2O America  11,041 574
MDU Resources
Group, Inc.  72,219 1,204
MGE Energy, Inc.  12,908 1,142
Middlesex Water Co.  6,362 345
Northwest Natural
Holding Co.  14,259 566
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
Otter Trail Corp.  14,803 1,141
Unitil Corp.  5,730 299
Total 10,653
Total Common Stocks
(Cost: $414,149) 469,790
Short-Term
Investments ( 0.0% )
Governments (0.0%)
US Treasury
0.000%, 11/28/25 β 177,000 174
Total 174
Total Short-Term Investments
(Cost: $174) 174
Total Investments (99.6%)
(Cost: $414,323)
@
469,964
Other Assets, Less
Liabilities (0.4%) 2,010
Net Assets (100.0%) 471,974
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-Mini Russell 2000 Index Futures Long USD 1 13 9/25 $ 1,424 $ 32 $ (1)
E-Mini S&P MidCap 400 Future Long USD –π 2 9/25 625 15 –π
$ 47 $ (1)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ –π $ –π $ – $ (1) $ (1) $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
β Part or all of the security has been pledged as collateral.
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $414,323 and the net unrealized appreciation of investments based on that cost was $55,689 which is comprised of $120,606 aggregate gross unrealized appreciation and $64,917 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
π Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Health Care $ — $ — $ —
All Others 469,790 — —
Short-Term Investments $ — $ 174 $ —
Other Financial Instruments^
Futures 47 — —
Total Assets:
$ 469,837 $ 174 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2025.

Schedule of Investments
June 30, 2025 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
Common Stocks
( 98 .7% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 2 .1% )
Liberty Media Corp.
- Liberty Live
- Class C * 47,546 3,859
Madison Square
Garden Sports
Corp. * 11,590 2,422
The New York Times
Co. - Class A  89,819 5,028
Total 11,309
Consumer Discretionary ( 9 .7% )
Abercrombie & Fitch
Co. * 15,336 1,271
Asbury Automotive
Group, Inc. * 7,616 1,817
Boot Barn Holdings,
Inc. * 11,018 1,675
Carvana Co. * 16,501 5,560
Champion Homes,
Inc. * 24,938 1,561
Chewy, Inc. - Class A * 50,452 2,150
Dorman Products,
Inc. * 19,624 2,407
Dutch Bros, Inc.
- Class A * 37,905 2,592
FIGS, Inc. - Class A * 326,650 1,842
Kontoor Brands, Inc.  28,578 1,885
Marriott Vacations
Worldwide Corp.  34,586 2,501
Meritage Homes Corp.  24,506 1,641
Papa John's
International, Inc.  51,336 2,512
Peloton Interactive, Inc.
- Class A * 444,191 3,083
Pool Corp.  3,515 1,025
Savers Value Village,
Inc. * 166,967 1,703
Steven Madden, Ltd.  81,394 1,952
Strategic Education,
Inc.  60,414 5,143
Taylor Morrison Home
Corp. * 39,277 2,412
Urban Outfitters, Inc. * 28,599 2,075
Victoria's Secret &
Co. * 87,671 1,624
Visteon Corp. * 38,003 3,546
Wingstop, Inc.  3,710 1,249
Total 53,226
Consumer Staples ( 1 .9% )
Grocery Outlet Holding
Corp. * 79,692 990
Nomad Foods, Ltd.  190,245 3,232
Post Holdings, Inc. * 36,621 3,993
Common Stocks
(98.7%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples continued
TreeHouse Foods,
Inc. * 110,228 2,140
Total 10,355
Energy ( 6 .8% )
Cactus, Inc. - Class A  58,574 2,561
Enerflex, Ltd.  415,429 3,278
Expand  Energy  Corp.  33,274 3,891
Expro Group Holdings
NV * 177,926 1,528
Kodiak Gas Services,
Inc.  25,793 884
Magnolia Oil & Gas
Corp. - Class A  132,238 2,973
Matador Resources
Co.  116,001 5,535
Noble Corp. PLC  47,608 1,264
PBF Energy, Inc. -
Class A  107,965 2,340
Permian Resources
Corp.  258,505 3,521
Range Resources
Corp.  112,861 4,590
TechnipFMC PLC  148,180 5,103
Total 37,468
Financials ( 28 .4% )
Baldwin Insurance
Group, Inc. * 49,877 2,135
Banc of California, Inc.  298,115 4,189
BankUnited, Inc.  97,300 3,463
Cathay General
Bancorp  69,115 3,147
Coastal Financial
Corp. * 49,073 4,754
Columbia Banking
System, Inc.  352,192 8,234
Eastern Bankshares,
Inc.  307,395 4,694
Etoro Group, Ltd.
- Class A * 21,993 1,465
FB Financial Corp.  124,803 5,654
Flagstar Financial, Inc.  429,626 4,554
Goosehead Insurance,
Inc. - Class A  21,343 2,252
HA Sustainable
Infrastructure Capital,
Inc.  187,462 5,035
Home BancShares,
Inc.  189,689 5,399
Houlihan Lokey, Inc.  41,740 7,511
Live Oak Bancshares,
Inc.  139,040 4,143
Marqueta, Inc.
- Class A * 472,354 2,754
Common Stocks
(98.7%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
National Bank Holding
Corp.  91,415 3,438
Oscar Health, Inc. -
Class A * 172,404 3,696
PennyMac Financial
Services, Inc.  83,787 8,349
PennyMac Mortgage
Investment Trust  201,455 2,591
Pinnacle Financial
Partners, Inc.  97,327 10,746
Popular, Inc.  44,765 4,934
PRA Group, Inc. * 160,235 2,363
Preferred Bank  39,331 3,404
Primerica, Inc.  7,837 2,145
RLI Corp.  28,073 2,027
Root, Inc. - Class A * 12,819 1,640
Ryan Specialty
Holdings, Inc.  64,371 4,377
Southern First
Bancshares, Inc. * 35,077 1,334
SouthState Corp.  71,340 6,565
StepStone Group, Inc. -
Class A  42,886 2,380
Synovus Financial
Corp.  59,940 3,102
Texas Capital
Bancshares, Inc. * 68,972 5,476
Towne Bank  145,263 4,965
Walker & Dunlop, Inc.  44,670 3,148
Western Alliance
Bancorp  80,450 6,273
WSFS Financial Corp.  67,290 3,701
Total 156,037
Health Care ( 8 .4% )
Alignment Healthcare,
Inc. * 163,881 2,294
Apellis
Pharmaceuticals,
Inc. * 21,511 372
Arcellx, Inc. * 16,860 1,110
Arrowhead
Pharmaceuticals,
Inc. * 38,600 610
Ascendis Pharma A/S,
ADR * 8,859 1,529
Avanos Medical, Inc. * 158,077 1,935
Black Diamond
Therapeutics, Inc. * 201,600 500
BrightSpring Health
Services * 97,871 2,309
Concentra Group
Holdings Parent, Inc.  173,670 3,572

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
Common Stocks
(98.7%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Crinetics
Pharmaceuticals,
Inc. * 27,100 780
CRISPR Therapeutics
AG * 18,186 885
Cytokinetics, Inc. * 116,007 3,833
Doximity, Inc.
- Class A * 44,889 2,754
Dyne Therapeutics,
Inc. * 55,684 530
Elanco Animal Health,
Inc. * 223,330 3,189
Ensign Group, Inc.  22,239 3,431
Immatics NV * 259,773 1,398
Immunocore Holdings
PLC, ADR * 70,211 2,203
Immunovant, Inc. * 48,710 779
Ionis Pharmaceuticals,
Inc. * 29,464 1,164
Iovance
Biotherapeutics,
Inc. * 83,600 144
Lantheus Holdings,
Inc. * 27,216 2,228
Perrigo Co. PLC  30,696 820
QuidelOrtho Corp. * 96,912 2,793
Repligen Corp. * 2,284 284
Sarepta Therapeutics,
Inc. * 31,997 547
Select Medical
Holdings Corp.  35,989 546
Sotera Health Co. * 151,620 1,686
Vaxcyte, Inc. * 49,492 1,609
Total 45,834
Industrials ( 13 .3% )
Air Lease Corp.  44,268 2,589
Alamo Group, Inc.  7,597 1,659
Allegiant Travel Co. * 48,695 2,676
Arcosa, Inc.  25,952 2,250
ASGN, Inc. * 15,288 763
Casella Waste
Systems, Inc.
- Class A * 31,208 3,601
Crane Co.  15,960 3,031
EnPro, Inc.  10,898 2,088
ESAB Corp.  33,988 4,097
ESCO Technologies,
Inc.  12,016 2,306
FTI Consulting, Inc. * 11,397 1,841
JBT Marel Corp.  18,622 2,240
Landstar System, Inc.  23,467 3,262
Leonardo DRS, Inc.  64,947 3,019
Matson, Inc.  14,963 1,666
Mercury Systems,
Inc. * 42,215 2,274
MSA Safety, Inc.  11,553 1,935
NEXTracker, Inc. -
Class A * 57,197 3,110
Pitney Bowes, Inc.  65,837 718
Common Stocks
(98.7%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
RBC Bearings, Inc. * 11,685 4,496
Rush Enterprises, Inc. -
Class A  42,702 2,200
The Shyft Group, Inc.  138,800 1,741
SiteOne Landscape
Supply, Inc. * 11,031 1,334
UFP Industries, Inc.  28,186 2,801
UL Solutions, Inc. -
Class A  52,185 3,802
UniFirst Corp.  7,111 1,338
Upwork, Inc. * 67,185 903
Valmont Industries, Inc.  7,837 2,559
VSE Corp.  18,670 2,445
WillScot Holdings Corp.  59,243 1,623
Zurn Elkay Water
Solutions Corp.  69,467 2,540
Total 72,907
Information Technology ( 7 .0% )
Alarm.com Holdings,
Inc. * 18,744 1,060
Allegro Microsystems,
Inc. * 49,951 1,708
Aurora Innovation,
Inc. * 192,282 1,008
Circle Internet Group,
Inc. * 3,071 557
Endava PLC, ADR * 68,956 1,056
Entegris, Inc.  7,549 609
i3 Verticals, Inc.
- Class A * 44,437 1,221
Intapp, Inc. * 26,893 1,388
JFrog, Ltd. * 46,298 2,031
Lattice Semiconductor
Corp. * 44,574 2,184
Littelfuse, Inc.  14,611 3,313
MACOM Technology
Solutions Holdings,
Inc. * 28,073 4,023
Mirion Technologies,
Inc. * 273,477 5,888
nCino, Inc. * 99,779 2,791
PAR Technology
Corp. * 34,249 2,376
TTM Technologies,
Inc. * 43,415 1,772
Viavi Solutions, Inc. * 346,600 3,490
Workiva, Inc. * 30,257 2,071
Total 38,546
Materials ( 4 .5% )
Cabot Corp.  22,581 1,693
Constellium SE * 309,967 4,122
Element Solutions, Inc.  157,041 3,557
H.B. Fuller Co.  29,587 1,780
IAMGOLD Corp. * 151,996 1,117
Knife River Corp. * 18,456 1,507
OR Royalties, Inc.  53,423 1,373
Quaker Chemical Corp.  14,149 1,584
Reliance, Inc.  15,870 4,982
Common Stocks
(98.7%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
Warrior Met Coal, Inc.  38,316 1,756
West Fraser Timber
Co., Ltd.  16,245 1,191
Total 24,662
Real Estate ( 10 .8% )
CareTrust REIT, Inc.  68,808 2,106
CubeSmart LP  99,975 4,249
Curbline Properties
Corp.  200,441 4,576
EastGroup Properties,
Inc.  23,357 3,903
Essential Properties
Realty Trust, Inc.  146,211 4,666
FirstService Corp.  16,038 2,801
Highwoods Properties,
Inc.  123,561 3,842
Hudson Pacific
Properties, Inc. * 393,227 1,077
Independence Realty
Trust, Inc.  253,803 4,490
Kilroy Realty Corp.  111,704 3,833
The Macerich Co.  184,982 2,993
NETSTREIT Corp.  204,919 3,469
Pebblebrook Hotel
Trust  280,707 2,804
Ryman Hospitality
Properties, Inc.  32,086 3,166
Safehold, Inc.  142,442 2,216
Saul Centers, Inc.  23,091 788
Terreno Realty Corp.  86,218 4,834
UMH Properties, Inc.  202,526 3,400
Total 59,213
Utilities ( 5 .8% )
California Water
Service Group  99,838 4,541
Chesapeake Utilities
Corp.  39,770 4,781
Hawaiian Electric
Industries, Inc. * 227,143 2,415
IDACORP, Inc.  32,810 3,788
MGE Energy, Inc.  10,284 909
OGE Energy Corp.  76,779 3,407
ONE Gas, Inc.  66,925 4,809
Southwest Gas
Holdings, Inc.  24,640 1,833
TXNM Energy, Inc.  94,367 5,315
Total 31,798
Total Common Stocks
(Cost: $450,216) 541,355
Total Investments (98.7%)
(Cost: $450,216)
@
541,355
Other Assets, Less
Liabilities (1.3%) 7,013
Net Assets (100.0%) 548,368

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $450,216 and the net unrealized appreciation of investments based on that cost was $91,139 which is comprised of $126,146 aggregate gross unrealized appreciation and $35,007 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 541,355 $ — $ —
Total Assets:
$ 541,355 $ — $ —

Schedule of Investments
June 30, 2025 (unaudited)
International Growth Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 97.9% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services (1.7%)
CTS Eventim AG & Co KGaA  Germany 33,100 4,122
Rightmove PLC  United Kingdom 317,857 3,444
Tencent Holdings, Ltd.  China 175,000 11,239
Total 18,805
Consumer Discretionary (8.6%)
Autoliv, Inc.  Sweden 38,700 4,331
Compass Group PLC  United Kingdom 1,025,000 34,717
Games Workshop Group PLC  United Kingdom 13,500 3,006
InterContinental Hotels Group
PLC, ADR
United Kingdom 197,084 22,732
LVMH Moet Hennessy Louis
Vuitton SE
France 40,529 21,255
PRADA SpA  Italy 743,700 4,602
USS Co., Ltd.  Japan 571,200 6,300
Total 96,943
Consumer Staples (0.3%)
PriceSmart, Inc.  United States 29,900 3,141
Total 3,141
Energy (0.4%)
Reliance Industries, Ltd.  India 290,000 5,076
Total 5,076
Financials (17.5%)
3i Group PLC  United Kingdom 121,000 6,845
Deutsche Borse AG  Germany 69,400 22,645
HDFC Bank, Ltd.  India 250,729 5,849
Jio Financial Services, Ltd. * India 125,000 476
KBC Group NV  Belgium 99,000 10,183
London Stock Exchange
Group PLC
United Kingdom 172,000 25,132
Marsh & McLennan Cos., Inc.  United States 77,057 16,848
Mastercard, Inc. - Class A  United States 36,350 20,427
Moody's Corp.  United States 46,200 23,173
S&P Global, Inc.  United States 43,300 22,832
UBS Group AG  Switzerland 660,300 22,436
Visa, Inc. - Class A  United States 57,025 20,247
Total 197,093
Health Care (3.7%)
EssilorLuxottica SA  France 61,700 16,950
Hoya Corp.  Japan 80,100 9,509
Novo Nordisk A/S - Class B  Denmark 211,500 14,758
Total 41,217
Industrials (34.8%)
Aalberts NV  Netherlands 47,200 1,714
AddTech AB - Class B  Sweden 200,200 6,820
Airbus SE  France 131,400 27,495
Assa Abloy AB - Class B  Sweden 587,100 18,358
Atlas Copco AB - Class A  Sweden 1,883,000 30,504
Azelis Group NV  Belgium 143,307 2,283
BAE Systems PLC  United Kingdom 1,061,075 27,470
Canadian Pacific Kansas City,
Ltd.
Canada 143,300 11,384
Common Stocks (97.9%) Country Shares/ Par
+
Value
$ (000’s)
Industrials continued
Epiroc AB - Class A  Sweden 774,645 16,858
Experian PLC  United States 488,100 25,145
GE Vernova, Inc.  United States 58,800 31,114
IMCD NV  Netherlands 33,500 4,508
Interpump Group SpA  Italy 125,000 5,206
Komatsu, Ltd.  Japan 220,000 7,201
KONE Oyj - Class B  Finland 200,813 13,225
Legrand SA  France 157,800 21,078
Otis Worldwide Corp.  United States 53,300 5,278
Recruit Holdings Co., Ltd.  Japan 552,600 32,537
RELX PLC  United Kingdom 480,000 26,037
Safran SA  France 174,900 56,962
Schindler Holding AG  Switzerland 34,108 12,647
Schneider Electric SE  United States 14,300 3,804
SHO-BOND Holdings Co.,
Ltd.
Japan 150,561 4,916
Total 392,544
Information Technology (22.5%)
Advantest Corp.  Japan 160,000 11,852
Amadeus IT Group SA  Spain 119,100 10,076
ASML Holding NV  Netherlands 52,106 41,719
Azbil Corp.  Japan 1,297,400 12,310
BE Semiconductor Industries
NV
Netherlands 50,950 7,627
Keyence Corp.  Japan 45,600 18,310
Lagercrantz Group AB
- Class B
Sweden 315,700 7,614
Lectra  France 55,200 1,556
Nintendo Co., Ltd.  Japan 247,000 23,691
The Sage Group PLC  United Kingdom 385,000 6,617
SAP SE  Germany 250,000 76,047
Spectris PLC  United Kingdom 158,900 8,373
Taiwan Semiconductor
Manufacturing Co., Ltd.
Taiwan 784,000 28,307
Total 254,099
Materials (8.4%)
CRH PLC  United States 438,500 40,524
Franco-Nevada Corp.  Canada 71,000 11,657
Linde PLC  United States 72,255 33,901
The Sherwin-Williams Co.  United States 24,392 8,375
Total 94,457
Total Common Stocks (Cost: $778,146) 1,103,375
Total Investments (97.9%) (Cost: $778,146)
@
1,103,375
Other Assets, Less Liabilities (2.1%) 24,024
Net Assets (100.0%) 1,127,399

International Growth Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investments by Country of Risk as a Percentage of Net Assets:
United States 22.6%
United Kingdom 14.6%
France 12.9%
Japan 11.2%
Germany 9.1%
Sweden 7.5%
Other 20.0%
Total
97.9%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $778,146 and the net unrealized appreciation of investments based on that cost was $325,229 which is comprised of $342,147 aggregate gross unrealized appreciation and $16,918 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary $ 27,063 $ 69,880 $ —
Consumer Staples 3,141 — —
Financials 103,527 93,566 —
Industrials 51,580 340,964 —
Materials 53,933 40,524 —
All Others — 319,197 —
Total Assets:
$ 239,244 $ 864,131 $ —

Schedule of Investments
June 30, 2025 (unaudited)
Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 97 .9% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 4 .7% )
Advanced Info Service PCL -
Foreign Shares
Thailand 567,800 4,838
Capcom Co., Ltd.  Japan 83,500 2,851
Car Group, Ltd.  Australia 124,588 3,069
Cellnex Telecom SA  Spain 189,513 7,380
Hellenic Telecommunications
Organization SA
Greece 83,777 1,595
KDDI Corp.  Japan 581,900 9,997
Koninklijke KPN NV  Netherlands 1,310,936 6,399
Spotify Technology SA * United States 12,587 9,658
Total 45,787
Consumer Discretionary ( 8 .3% )
Aristocrat Leisure, Ltd.  Australia 90,074 3,864
Burberry Group PLC * United Kingdom 146,482 2,383
Cie Financiere Richemont SA
- Class A
Switzerland 64,054 12,114
Compagnie Generale des
Etablissements Michelin
France 159,061 5,918
Denso Corp.  Japan 168,300 2,270
LVMH Moet Hennessy Louis
Vuitton SE
France 24,912 13,065
Next PLC  United Kingdom 35,324 6,035
Pan Pacific International
Holdings Corp.
Japan 285,700 9,820
Sands China, Ltd. * Macao 937,600 1,956
Sony Group Corp.  Japan 424,700 11,072
Suzuki Motor Corp.  Japan 563,900 6,793
Whitbread PLC  United Kingdom 101,943 3,956
Yamaha Corp.  Japan 235,900 1,700
Total 80,946
Consumer Staples ( 7 .2% )
Alimentation Couche-Tard,
Inc.
Canada 74,244 3,691
British American Tobacco PLC  United Kingdom 289,890 13,718
Diageo PLC  United Kingdom 358,334 9,013
Heineken NV  Netherlands 83,381 7,301
Jeronimo Martins SGPS SA  Portugal 172,748 4,374
Kao Corp.  Japan 151,500 6,781
Kirin Holdings Co., Ltd.  Japan 336,300 4,710
Nestle SA  United States 204,185 20,280
Total 69,868
Energy ( 4 .0% )
Eni SpA  Italy 557,513 9,030
Galp Energia SGPS SA  Portugal 516,660 9,485
Reliance Industries, Ltd.  India 321,063 5,619
TotalEnergies SE  France 241,822 14,874
Total 39,008
Financials ( 24 .4% )
ABN AMRO Bank NV  Netherlands 555,761 15,217
AIA Group, Ltd.  Hong Kong 883,000 7,941
Aon PLC  United States 28,683 10,233
B3 SA - Brasil, Bolsa, Balcao  Brazil 2,647,800 7,105
Banco Bradesco SA, ADR  Brazil 2,284,638 7,060
Common Stocks (97.9%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
Bank of Ireland Group PLC  Ireland 995,633 14,208
Barclays PLC  United Kingdom 4,137,643 19,164
Beazley PLC  United Kingdom 1,034,336 13,278
BNP Paribas SA  France 176,591 15,905
Erste Group Bank AG  Austria 63,228 5,374
Euronext NV  Netherlands 111,219 19,031
HDFC Bank, Ltd.  India 475,344 11,089
Hiscox, Ltd.  United Kingdom 468,457 8,072
Julius Baer Group, Ltd.  Switzerland 190,208 12,835
London Stock Exchange
Group PLC
United Kingdom 74,289 10,855
Mastercard, Inc. - Class A  United States 21,042 11,824
Mitsubishi UFJ Financial
Group, Inc.
Japan 1,045,000 14,308
NatWest Group PLC  United Kingdom 2,562,465 17,992
Samsung Fire & Marine
Insurance Co., Ltd.
South Korea 12,133 3,905
Sompo Holdings, Inc.  Japan 201,900 6,049
Willis Towers Watson PLC  United States 22,616 6,932
Total 238,377
Health Care ( 10 .3% )
ConvaTec Group PLC  United Kingdom 2,097,108 8,303
CSL, Ltd.  United States 56,065 8,837
Daiichi Sankyo Co., Ltd.  Japan 479,200 11,159
Merck KGaA  Germany 54,207 7,020
Novo Nordisk A/S - Class B  Denmark 231,355 16,143
Olympus Corp.  Japan 82,600 980
Qiagen NV * United States 177,245 8,534
Roche Holding AG  United States 75,404 24,650
Sanofi SA  United States 104,020 10,065
Terumo Corp.  Japan 282,300 5,182
Total 100,873
Industrials ( 19 .5% )
Atlas Copco AB - Class A  Sweden 527,275 8,541
Daikin Industries, Ltd.  Japan 60,800 7,183
GEA Group AG  Germany 142,890 9,996
Hitachi, Ltd.  Japan 846,300 24,516
Legrand SA  France 94,993 12,688
Mitsubishi Electric Corp.  Japan 560,500 12,105
Mitsui & Co., Ltd.  Japan 367,000 7,477
MTU Aero Engines AG  Germany 31,484 14,001
RB Global, Inc.  Canada 69,252 7,357
Ryanair Holdings PLC, ADR  Italy 107,623 6,207
Schneider Electric SE  United States 104,188 27,783
SMC Corp.  Japan 6,900 2,485
Spirax Group PLC  United Kingdom 61,640 5,040
Taisei Corp.  Japan 86,400 5,028
Techtronic Industries Co., Ltd.  Hong Kong 592,500 6,527
Thales SA  France 35,219 10,376
Toyota Industries Corp.  Japan 66,400 7,482
Weir Group PLC  United Kingdom 187,787 6,420
Wolters Kluwer NV  Netherlands 54,094 9,046
Total 190,258

Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (97.9%) Country Shares/ Par
+
Value
$ (000’s)
Information Technology ( 8 .7% )
Amadeus IT Group SA  Spain 111,921 9,468
ASML Holding NV  Netherlands 19,357 15,498
Cadence Design Systems,
Inc. *
United States 28,765 8,864
Capgemini SE  France 18,515 3,169
Constellation Software, Inc.  Canada 3,710 13,604
Disco Corp.  Japan 7,300 2,160
Fujitsu, Ltd.  Japan 305,900 7,432
Nomura Research Institute,
Ltd.
Japan 59,600 2,395
NXP Semiconductors NV  Netherlands 12,599 2,753
Renesas Electronics Corp.  Japan 103,500 1,274
Samsung Electronics Co., Ltd.  South Korea 117,886 5,226
Taiwan Semiconductor
Manufacturing Co., Ltd.
Taiwan 358,189 12,933
Total 84,776
Materials ( 7 .7% )
Akzo Nobel NV  Netherlands 88,330 6,182
Croda International PLC  United Kingdom 134,311 5,399
Glencore PLC * Australia 1,804,658 7,027
James Hardie Industries
PLC *
United States 273,443 7,548
Linde PLC  United States 43,841 20,569
Novozymes A/S - Class B  Denmark 80,996 5,816
Shin-Etsu Chemical Co., Ltd.  Japan 263,300 8,677
Sika AG  Switzerland 27,208 7,383
Common Stocks (97.9%) Country Shares/ Par
+
Value
$ (000’s)
Materials continued
Symrise AG  Germany 64,014 6,722
Total 75,323
Real Estate ( 0 .4% )
LEG Immobilien SE  Germany 43,052 3,820
Total 3,820
Utilities ( 2 .7% )
APA Group  Australia 493,618 2,654
China Resources Gas Group,
Ltd.
China 885,400 2,266
CLP Holdings, Ltd.  Hong Kong 354,500 2,986
E.ON SE  Germany 353,888 6,516
National Grid PLC  United Kingdom 836,016 12,224
Total 26,646
Total Common Stocks (Cost: $726,920) 955,682
Warrants ( – % )
Information Technology ( – % )
Constellation Software,
Inc. *,Æ
Canada 5,207 –
Total –
Total Warrants (Cost: $–) –
Total Investments (97.9%) (Cost: $726,920)
@
955,682
Other Assets, Less Liabilities (2.1%) 20,559
Net Assets (100.0%) 976,241
Investments by Country of Risk as a Percentage of Net Assets:
Japan 18.6%
United States 18.0%
United Kingdom 14.5%
Netherlands 8.3%
France 7.8%
Other 30.7%
Total
97.9%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $726,920 and the net unrealized appreciation of investments based on that cost was $228,762 which is comprised of $262,733 aggregate gross unrealized appreciation and $33,971 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Communication Services $ 14,496 $ 31,291 $ —
Consumer Staples 3,691 66,177 —
Financials 43,154 195,223 —
Industrials 13,564 176,694 —
Information Technology 25,221 59,555 —
Materials 20,569 54,754 —
All Others — 251,293 —
Warrants — — —
Total Assets:
$ 120,695 $ 834,987 $ —
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2025.

Schedule of Investments
June 30, 2025 (unaudited)
International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 95 .1% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 5 .7% )
Baidu, Inc., ADR * China 150,000 12,864
Cellnex Telecom SA  Spain 575,293 22,404
Deutsche Telekom AG  Germany 932,700 34,148
Grupo Televisa SAB, ADR  Mexico 1,850,000 4,051
Liberty Global, Ltd. - Class A * Belgium 155,000 1,552
Liberty Global, Ltd. - Class C * Belgium 287,000 2,959
Millicom International Cellular
SA
Guatemala 360,000 13,489
NetEase, Inc., ADR  China 97,500 13,122
Sunrise Communications AG -
Class A, ADR *
Switzerland 88,400 4,999
Tencent Holdings, Ltd.  China 269,200 17,290
Total 126,878
Consumer Discretionary ( 11 .3% )
adidas AG  Germany 26,000 6,061
Alibaba Group Holding, Ltd.,
ADR
China 295,600 33,524
Booking Holdings, Inc.  United States 6,650 38,498
Coupang, Inc. * South Korea 1,249,800 37,444
Entain PLC  United Kingdom 1,950,337 24,174
Flutter Entertainment PLC * United Kingdom 24,400 6,973
Honda Motor Co., Ltd.  Japan 845,900 8,157
JD.com, Inc., ADR  China 561,800 18,337
Kering SA  France 55,000 11,998
Ollamani SAB * Mexico 462,500 1,187
Prosus NV * China 642,400 35,985
Stellantis NV  United States 1,554,400 15,587
Yum China Holdings, Inc.  China 325,900 14,571
Total 252,496
Consumer Staples ( 7 .7% )
Anheuser-Busch InBev SA/NV  Belgium 552,550 37,990
Beiersdorf AG  Germany 101,500 12,750
Danone SA  France 278,600 22,762
Diageo PLC  United Kingdom 767,000 19,293
Imperial Brands PLC  United Kingdom 840,000 33,161
Reckitt Benckiser Group PLC  United Kingdom 294,500 20,034
Seven & i Holdings Co., Ltd.  Japan 371,100 5,985
Wal-Mart de Mexico SAB de
CV
Mexico 5,724,500 18,960
Total 170,935
Energy ( 5 .1% )
BP PLC  United States 2,522,000 12,581
Equinor ASA  Norway 208,500 5,264
Suncor Energy, Inc.  Canada 832,700 31,185
TC Energy Corp.  Canada 368,000 17,955
TotalEnergies SE  France 738,600 45,429
Total 112,414
Financials ( 22 .0% )
Aegon, Ltd.  Netherlands 2,065,800 14,964
AIA Group, Ltd.  Hong Kong 2,629,300 23,645
Aviva PLC  United Kingdom 3,763,000 31,992
Axis Bank, Ltd.  India 2,619,600 36,616
Banco Santander SA  Spain 8,806,143 72,902
Common Stocks (95.1%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
Barclays PLC  United Kingdom 12,072,507 55,916
BNP Paribas SA  France 809,800 72,938
Credicorp, Ltd.  Peru 132,500 29,616
HDFC Bank, Ltd.  India 1,831,300 42,722
IndusInd Bank, Ltd. * India 687,731 7,017
Julius Baer Group, Ltd.  Switzerland 10,626 717
Prudential PLC  Hong Kong 2,724,373 34,203
UBS Group AG  Switzerland 1,470,300 49,958
Willis Towers Watson PLC  United States 11,300 3,463
XP, Inc. - Class A  Brazil 603,300 12,187
Total 488,856
Health Care ( 14 .3% )
Bayer AG  Germany 901,700 27,114
BioNTech SE, ADR * Germany 23,975 2,552
Fresenius Medical Care AG  Germany 562,700 32,263
GSK PLC  United States 3,088,800 58,881
Haleon PLC  United States 6,049,700 31,126
Novartis AG  United States 490,000 59,278
Olympus Corp.  Japan 864,000 10,252
Roche Holding AG  United States 127,500 41,681
Sanofi SA  United States 566,300 54,794
Total 317,941
Industrials ( 10 .4% )
Ashtead Group PLC  United Kingdom 543,200 34,821
Daikin Industries, Ltd.  Japan 142,000 16,776
Deutsche Post AG  Germany 596,800 27,587
Johnson Controls
International PLC
United States 662,000 69,921
Mitsubishi Electric Corp.  Japan 1,236,000 26,694
Nidec Corp.  Japan 642,000 12,427
Schneider Electric SE  United States 74,100 19,759
Smiths Group PLC  United Kingdom 790,400 24,374
Total 232,359
Information Technology ( 7 .2% )
Brother Industries, Ltd.  Japan 319,000 5,492
Infineon Technologies AG  Germany 875,500 37,253
Kyocera Corp.  Japan 1,141,000 13,699
Murata Manufacturing Co.,
Ltd.
Japan 847,500 12,536
Samsung Electronics Co., Ltd.  South Korea 40,000 1,773
Taiwan Semiconductor
Manufacturing Co., Ltd.
Taiwan 1,641,400 59,265
TE Connectivity PLC  Switzerland 175,500 29,602
Total 159,620
Materials ( 10 .1% )
Akzo Nobel NV  Netherlands 532,100 37,238
Amrize, Ltd. * United States 436,122 21,755
Cemex SAB de CV, ADR  Mexico 2,781,000 19,272
Glencore PLC * Australia 6,223,200 24,232
Holcim, Ltd. * United States 476,500 35,518
International Flavors &
Fragrances, Inc.
United States 308,800 22,712
Linde PLC  United States 51,600 24,210

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (95.1%) Country Shares/ Par
+
Value
$ (000’s)
Materials continued
Mitsubishi Chemical Group
Corp.
Japan 2,331,600 12,223
Nutrien, Ltd.  Canada 291,200 16,960
Teck Resources, Ltd. -
Class B
Canada 290,500 11,730
Total 225,850
Real Estate ( 1 .3% )
CK Asset Holdings, Ltd.  Hong Kong 2,800,500 12,362
Daito Trust Construction Co.,
Ltd.
Japan 97,600 10,639
Hang Lung Group, Ltd.  Hong Kong 3,500,000 6,101
Total 29,102
Total Common Stocks (Cost: $1,780,186) 2,116,451
Preferred Stocks ( 3 .1% ) Country Shares/ Par
+
Value
$ (000's)
Financials ( 2 .4% )
Itau Unibanco Holding SA Brazil 7,733,500 52,595
Total 52,595
Information Technology ( 0 .7% )
Samsung Electronics Co., Ltd. South Korea 460,000 16,869
Total 16,869
Total Preferred Stocks (Cost: $55,458) 69,464
Total Investments (98.2%) (Cost: $1,835,644)
@
2,185,915
Other Assets, Less Liabilities (1.8%) 40,932
Net Assets (100.0%) 2,226,847
Investments by Country of Risk as a Percentage of Net Assets:
United States 22.9%
United Kingdom 11.3%
Germany 8.1%
France 6.9%
China 6.5%
Japan 6.1%
Other 36.4%
Total
98.2%
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Citibank NA CNH 12,417 1,736 7/10/25 $ 69 $ — $ 69
Sell       HSBC Bank USA CNH 14,800 2,069 7/10/25 58 — 58
Sell       UBS AG CNH 41,420 5,794 7/17/25 166 — 166
Sell       JP Morgan Chase Bank NA CNH 105 15 8/14/25 — π — — π
Sell       UBS AG CNH 316 45 8/14/25 — π — — π
Sell       HSBC Bank USA CNH 16,678 2,342 9/11/25 60 — 60
Sell       State Street Bank And Trust
Company
CNH 8,339 1,170 9/11/25 30 — 30
Sell       UBS AG CNH 16,677 2,342 9/11/25 58 — 58
Sell       Bank of America NA CNH 12,417 1,746 9/25/25 55 — 55
Sell       HSBC Bank USA CNH 12,417 1,746 9/25/25 65 — 65
Sell       UBS AG CNH 24,833 3,492 9/25/25 114 — 114
Sell       HSBC Bank USA CNH 20,670 2,910 10/16/25 62 — 62
Sell       JP Morgan Chase Bank NA CNH 6,890 970 10/16/25 19 — 19
Sell       Barclays Bank PLC CNH 13,751 1,941 11/20/25 — (30) (30)
Sell       Citibank NA CNH 27,499 3,882 11/20/25 — (60) (60)
Sell       UBS AG CNH 13,751 1,941 11/20/25 — (30) (30)
Sell       Citibank NA CNH 21,935 3,101 12/11/25 — (24) (24)
Sell       HSBC Bank USA CNH 21,935 3,101 12/11/25 — (20) (20)
Sell       Bank of America NA CNH 13,948 1,977 1/15/26 — (39) (39)
Sell       Barclays Bank PLC CNH 21,666 3,071 1/15/26 — (38) (38)
Sell       HSBC Bank USA CNH 13,900 1,970 1/15/26 — (39) (39)
Sell       Standard Chartered Bank CNH 10,834 1,535 1/15/26 — (22) (22)
Sell       HSBC Bank USA CNH 11,558 1,641 2/5/26 — (21) (21)
Sell       Morgan Stanley And Co.
International PLC
CNH 23,142 3,285 2/5/26 — (42) (42)

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       HSBC Bank USA CNH 10,076 1,430 2/12/26 $ — $ (24) $ (24)
Sell       JP Morgan Chase Bank NA CNH 6,718 954 2/12/26 — (16) (16)
Sell       UBS AG CNH 10,077 1,430 2/12/26 — (24) (24)
Sell       Citibank NA CNH 47,322 6,734 3/13/26 — (47) (47)
Sell       UBS AG CNH 47,322 6,734 3/13/26 — (65) (65)
Sell       HSBC Bank USA CNH 37,533 5,343 3/20/26 — (34) (34)
Sell       UBS AG CNH 18,768 2,672 3/20/26 — (15) (15)
Sell       UBS AG CNH 58,370 8,324 4/17/26 — (139) (139)
Sell       HSBC Bank USA CNH 36,375 5,196 5/15/26 4 — 4
Sell       State Street Bank And Trust
Company
CNH 12,125 1,731 5/15/26 — (2) (2)
Sell       Bank of America NA CNH 10,566 1,510 5/22/26 — (7) (7)
Sell       HSBC Bank USA CNH 21,103 3,015 5/22/26 — (13) (13)
Sell       State Street Bank And Trust
Company
CNH 10,553 1,507 5/22/26 — (5) (5)
Sell       HSBC Bank USA CNH 47,404 6,782 6/12/26 — (8) (8)
Sell       JP Morgan Chase Bank NA CNH 23,699 3,390 6/12/26 — (5) (5)
Sell       HSBC Bank USA CNH 29,578 4,234 6/26/26 — (5) (5)
Sell       JP Morgan Chase Bank NA CNH 14,822 2,122 6/26/26 — (2) (2)
Buy       HSBC Bank USA TWD 11,000 377 7/16/25 6 — 6
Buy       UBS AG TWD 21,999 754 7/16/25 11 — 11
Buy       Citibank NA TWD 22,720 779 7/28/25 — (4) (4)
Buy       JP Morgan Chase Bank NA TWD 43,363 1,487 7/28/25 4 — 4
Buy       UBS AG TWD 130,017 4,459 7/28/25 12 (8) 4
Buy       Citibank NA TWD 23,150 794 7/31/25 — (15) (15)
Buy       HSBC Bank USA TWD 69,481 2,383 7/31/25 — (39) (39)
Buy       JP Morgan Chase Bank NA TWD 23,145 794 7/31/25 — (6) (6)
Buy       UBS AG TWD 23,124 793 7/31/25 — (12) (12)
Sell       Bank of America NA TWD 21,999 754 7/16/25 — (14) (14)
Sell       UBS AG TWD 11,001 377 7/16/25 — (6) (6)
Sell       JP Morgan Chase Bank NA TWD 48,000 1,646 7/24/25 — (118) (118)
Sell       UBS AG TWD 48,000 1,646 7/24/25 — (118) (118)
Sell       Barclays Bank PLC TWD 22,720 779 7/28/25 4 — 4
Sell       HSBC Bank USA TWD 130,030 4,459 7/28/25 2 (13) (11)
Sell       JP Morgan Chase Bank NA TWD 43,350 1,487 7/28/25 2 (3) (1)
Sell       HSBC Bank USA TWD 115,719 3,969 7/31/25 57 — 57
Sell       UBS AG TWD 23,181 795 7/31/25 12 — 12
Sell       HSBC Bank USA TWD 44,500 1,528 8/14/25 — (91) (91)
Sell       JP Morgan Chase Bank NA TWD 44,500 1,528 8/14/25 — (96) (96)
Sell       Citibank NA TWD 23,250 801 9/19/25 — (66) (66)
Sell       HSBC Bank USA TWD 23,250 801 9/19/25 — (69) (69)
Sell       Citibank NA TWD 24,499 846 10/23/25 — (72) (72)
Sell       Morgan Stanley And Co.
International PLC
TWD 25,478 880 10/23/25 — (73) (73)
Sell       Goldman Sachs Bank USA TWD 27,900 965 11/7/25 — (77) (77)
Sell       UBS AG TWD 18,002 622 11/7/25 — (4) (4)
Sell       Citibank NA TWD 24,497 848 11/20/25 — (72) (72)
Sell       Citibank NA TWD 47,220 1,638 12/18/25 18 (72) (54)
Sell       Bank of America NA TWD 23,242 808 1/16/26 — (67) (67)
Sell       HSBC Bank USA TWD 23,258 808 1/16/26 — (66) (66)
Sell       Citibank NA TWD 24,500 853 2/6/26 — (71) (71)
Sell       HSBC Bank USA TWD 26,225 913 2/6/26 — (66) (66)
Sell       Citibank NA TWD 43,033 1,498 2/13/26 — (4) (4)
Sell       Bank of America NA TWD 25,480 888 2/26/26 — (73) (73)
Sell       HSBC Bank USA TWD 44,927 1,566 2/26/26 — (137) (137)
Sell       HSBC Bank USA TWD 25,557 891 3/6/26 — (91) (91)
Sell       JP Morgan Chase Bank NA TWD 25,561 891 3/6/26 — (93) (93)

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       State Street Bank And Trust
Company
TWD 25,560 891 3/6/26 $ — $ (90) $ (90)
Sell       Bank of America NA TWD 15,998 558 3/13/26 6 — 6
Sell       Citibank NA TWD 39,151 1,366 3/13/26 54 — 54
Sell       Goldman Sachs Bank USA TWD 16,001 558 3/13/26 5 — 5
Sell       Citibank NA TWD 53,368 1,864 3/20/26 — (204) (204)
Sell       HSBC Bank USA TWD 53,368 1,864 3/20/26 — (205) (205)
Sell       Citibank NA TWD 13,697 478 3/27/26 — (52) (52)
Sell       JP Morgan Chase Bank NA TWD 25,476 890 3/27/26 — (71) (71)
Sell       UBS AG TWD 13,697 478 3/27/26 — (56) (56)
Sell       HSBC Bank USA TWD 36,350 1,272 4/17/26 40 (40) — π
Sell       JP Morgan Chase Bank NA TWD 13,200 462 4/17/26 — (40) (40)
Sell       UBS AG TWD 26,225 917 4/17/26 — (63) (63)
Sell       HSBC Bank USA TWD 75,600 2,645 4/24/26 41 (122) (81)
Sell       UBS AG TWD 86,067 3,016 5/15/26 13 — 13
Sell       Citibank NA TWD 24,665 865 5/22/26 20 — 20
Sell       HSBC Bank USA TWD 49,338 1,730 5/22/26 35 — 35
Sell       HSBC Bank USA TWD 23,181 813 5/29/26 44 — 44
Sell       JP Morgan Chase Bank NA TWD 23,145 812 5/29/26 36 — 36
Sell       UBS AG TWD 23,124 811 5/29/26 43 — 43
Sell       JP Morgan Chase Bank NA TWD 22,716 797 6/5/26 26 — 26
Sell       UBS AG TWD 68,164 2,392 6/5/26 90 — 90
Sell       HSBC Bank USA TWD 11,000 386 6/12/26 4 — 4
Sell       UBS AG TWD 21,999 772 6/12/26 11 — 11
Sell       JP Morgan Chase Bank NA TWD 20,648 726 6/26/26 22 — 22
Sell       UBS AG TWD 61,852 2,175 6/26/26 61 — 61
$ 1,439 $ (3,435) $ (1,996)
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 1,439 — $ 1,439 $ (3,435) — — $ (3,435)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,835,644 and the net unrealized appreciation of investments based on that cost was $348,275 which is comprised of $507,176 aggregate gross unrealized appreciation and $158,901 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
π Amount is less than one thousand.

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Preferred Stocks
Financials $ 52,595 $ — $ —
Information Technology — 16,869 —
Common Stocks
Communication Services 53,036 73,842 —
Consumer Discretionary 150,534 101,962 —
Consumer Staples 18,960 151,975 —
Energy 49,140 63,274 —
Financials 45,266 443,590 —
Health Care 2,552 315,389 —
Industrials 69,921 162,438 —
Information Technology 29,602 130,018 —
Materials 116,639 109,211 —
Real Estate — 29,102 —
Other Financial Instruments^
Forward Foreign Currency Contracts — 1,439 —
Total Assets:
$ 588,245 $ 1,599,109 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — (3,435) —
Total Liabilities:
$ — $ (3,435) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2025 (unaudited)
Emerging Markets Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 95 .0% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 11 .0% )
Bharti Airtel, Ltd.  India 834,862 19,596
Telkom Indonesia Persero
Tbk PT
Indonesia 104,481,900 17,900
Tencent Holdings, Ltd.  China 1,409,600 90,535
Total 128,031
Consumer Discretionary ( 14 .3% )
Alibaba Group Holding, Ltd.  China 3,320,000 47,116
ANTA Sports Products, Ltd.  China 1,658,200 20,003
Indian Hotels Co., Ltd.  India 1,704,775 15,163
Li Auto, Inc. - Class A * China 795,900 10,828
Mahindra & Mahindra, Ltd.  India 484,798 18,001
Meituan Dianping - Class B * China 386,200 6,181
MercadoLibre, Inc. * Brazil 4,046 10,575
Midea Group Co., Ltd.
- Class  H
China 1,181,000 11,219
Midea Group Co., Ltd.
- Class A
China 1,001,066 10,073
Talabat Holding PLC  United Arab
Emirates
12,674,257 4,625
Trip.com Group, Ltd.  China 228,650 13,318
Total 167,102
Consumer Staples ( 3 .5% )
Fomento Economico
Mexicano SAB de CV, ADR
Mexico 123,403 12,708
Kweichow Moutai Co., Ltd. -
Class A
China 64,973 12,811
Raia Drogasil SA  Brazil 2,534,471 7,053
Zabka Group SA * Poland 1,353,152 8,119
Total 40,691
Energy ( 0 .6% )
PRIO SA * Brazil 832,876 6,500
Total 6,500
Financials ( 25 .0% )
Abu Dhabi Islamic Bank PJSC  United Arab
Emirates
3,520,206 20,604
AIA Group, Ltd.  Hong Kong 1,880,400 16,910
Al Rajhi Bank  Saudi Arabia 804,620 20,336
Bank Negara Indonesia
Persero Tbk PT
Indonesia 81,848,500 20,848
China Merchants Bank Co.,
Ltd. - Class H
China 2,916,000 20,409
Cholamandalam Investment
and Finance Co., Ltd.
India 692,929 13,157
HDFC Bank, Ltd.  India 1,609,634 37,551
ICICI Bank, Ltd.  India 1,390,399 23,412
Itausa SA  -  Preference
Shares
Brazil 9,283,607 18,710
Kaspi.KZ Joint Stock Co.,
ADR
Kazakhstan 77,564 6,584
National Bank of Greece SA  Greece 1,040,025 13,297
Nu Holdings, Ltd. - Class A * Brazil 1,039,092 14,256
PICC Property & Casualty
Co., Ltd. - Class H
China 9,363,900 18,169
Common Stocks (95.0%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
Sanlam, Ltd.  South Africa 2,370,818 11,885
Sberbank of Russia PJSC *,Æ Russia 1,471,064 –
SBI Life Insurance Co., Ltd.  India 861,837 18,512
Shinhan Financial Group Co.,
Ltd.
South Korea 370,300 16,845
Total 291,485
Health Care ( 2 .1% )
J.B. Chemicals &
Pharmaceuticals, Ltd.
India 286,065 5,597
Shenzhen Mindray Bio-
Medical Electronics Co.,
Ltd. - Class A
China 162,215 5,088
Torrent Pharmaceuticals, Ltd.  India 340,505 13,534
Total 24,219
Industrials ( 9 .1% )
Contemporary Amperex
Technology Co., Ltd.
- Class A
China 726,149 25,563
Grupo Aeroportuario del
Sureste SAB de CV
- Class B
Mexico 317,438 10,134
Havells India, Ltd.  India 440,937 7,977
HD Korea Shipbuilding &
Offshore Engineering Co.,
Ltd.
South Korea 57,881 15,712
InPost SA * Poland 401,310 6,666
NARI Technology Co., Ltd. -
Class A
China 3,814,898 11,931
Samsung C&T Corp.  South Korea 85,731 10,258
Samsung E&A Co., Ltd.  South Korea 22,218 364
Shenzhen Envicool
Technology Co., Ltd.
- Class A
China 2,117,846 8,803
Techtronic Industries Co., Ltd.  Hong Kong 763,000 8,405
Total 105,813
Information Technology ( 20 .8% )
Accton Technology Corp.  Taiwan 558,000 13,873
Delta Electronics, Inc.  Taiwan 920,000 12,952
MediaTek, Inc.  Taiwan 452,000 19,245
Samsung Electronics Co., Ltd.  South Korea 21,653 960
SK Hynix, Inc.  South Korea 139,157 30,142
Taiwan Semiconductor
Manufacturing Co., Ltd.
Taiwan 4,163,290 150,320
Tata Consultancy Services,
Ltd.
India 391,123 15,795
Total 243,287
Materials ( 4 .2% )
Grupo Mexico SAB de CV  Mexico 3,525,673 21,356
Southern Copper Corp.  Mexico 155,526 15,734
UltraTech Cement, Ltd.  India 83,015 11,709
Total 48,799

Emerging Markets Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (95.0%) Country Shares/ Par
+
Value
$ (000’s)
Real Estate ( 2 .7% )
Aldar Properties PJSC  United Arab
Emirates
4,926,259 11,966
China Resources Land, Ltd.  China 2,934,000 9,956
Godrej Properties, Ltd. * India 366,064 10,006
Total 31,928
Utilities ( 1 .7% )
Power Grid Corp. of India, Ltd.  India 5,850,251 20,462
Total 20,462
Total Common Stocks (Cost: $880,983) 1,108,317
Preferred Stocks ( 3 .9% ) Country Shares/ Par
+
Value
$ (000's)
Information Technology ( 3 .9% )
Samsung Electronics Co., Ltd. South Korea 1,231,842 45,174
Total 45,174
Total Preferred Stocks (Cost: $50,739) 45,174
Total Investments (98.9%) (Cost: $931,722)
@
1,153,491
Other Assets, Less Liabilities (1.1%) 13,067
Net Assets (100.0%) 1,166,558
Investments by Country of Risk as a Percentage of Net Assets:
China 27.6%
India 19.8%
Taiwan 16.8%
South Korea 10.2%
Mexico 5.1%
Other 19.4%
Total
98.9%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $931,722 and the net unrealized appreciation of investments based on that cost was $221,769 which is comprised of $263,085 aggregate gross unrealized appreciation and $41,316 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Preferred Stocks $ — $ 45,174 $ —
Common Stocks
Consumer Discretionary 10,575 156,527 —
Consumer Staples 19,761 20,930 —
Energy 6,500 — —
Financials 39,550 251,935 —
Industrials 10,134 95,679 —
Materials 37,090 11,709 —
All Others — 447,927 —
Total Assets:
$ 123,610 $ 1,029,881 $ —
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2025.

Schedule of Investments
June 30, 2025 (unaudited)
Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments ( 101 .3% ) Shares/ Par
+
Value
$ (000's)
Repurchase Agreements ( 39 .0% )
Tri-Party Bank of Montreal, 4.390%,
7/1/25 (Purchased on 6/30/25, to be
repurchased at $20,002,439, collateralized
by various US Treasury obligations,
2.875% to 3.125%, due from 2/15/2042
to 5/15/2043, aggregate par and fair
value of $26,570,176 and $20,400,075,
respectively) 20,000,000 20,000
Tri-Party Bank of Nova Scotia, 4.410%,
7/1/25 (Purchased on 6/30/25, to be
repurchased at $20,002,450, collateralized
by various US Treasury obligations,
1.125% to 4.250%, due from 10/31/2026
to 11/15/2051, aggregate par and fair
value of $21,675,618 and $20,402,518,
respectively) 20,000,000 20,000
Tri-Party BNP Paribas, 4.390%, 7/1/25
(Purchased on 6/30/25, to be repurchased
at $10,001,219, collateralized by US
government sponsored agency and
various US government sponsored agency
obligations, 2.000% to 6.516%, due from
10/20/2035 to 4/20/2055, aggregate
par and fair value of $10,561,109 and
$10,200,000, respectively) 10,000,000 10,000
Tri-Party BNP Paribas, 4.400%, 7/1/25
(Purchased on 6/30/25, to be repurchased
at $10,001,222, collateralized by
various US Treasury obligations,
0.000% to 4.750%, due from 8/7/2025
to 8/15/2052, aggregate par and fair
value of $17,372,507 and $10,200,000,
respectively) 10,000,000 10,000
Tri-Party Citigroup Global Markets, Inc.,
4.390%, 7/1/25 (Purchased on 6/30/25,
to be repurchased at $15,001,829,
collateralized by US Treasury Note,
4.125%, due 10/31/2026, par and fair
value of $15,261,282 and $15,300,045,
respectively) 15,000,000 15,000
Tri-Party Citigroup Global Markets, Inc.,
4.400%, 7/1/25 (Purchased on 6/30/25,
to be repurchased at $10,001,222,
collateralized by various US Treasury
obligations, 2.750% to 4.500%, due
from 4/30/2027 to 7/15/2027, aggregate
par and fair value of $10,084,232 and
$10,200,045, respectively) 10,000,000 10,000
Tri-Party Goldman Sachs Group LP,
4.400%, 7/1/25 (Purchased on 6/30/25,
to be repurchased at $15,001,833,
collateralized by various US government
sponsored agency obligations, 1.000%
to 6.000%, due from 4/20/2052 to
7/15/2066, aggregate par and fair
value of $15,151,152 and $15,300,000,
respectively) 15,000,000 15,000
Money Market Investments (101.3%) Shares/ Par
+
Value
$ (000’s)
Repurchase Agreements continued
Tri-Party Mitsubishi UFJ, 4.400%, 7/1/25
(Purchased on 6/30/25, to be repurchased
at $25,003,056, collateralized by various
US government sponsored agency
obligations, 2.000% to 7.500%, due
from 2/20/2029 to 5/20/2053, aggregate
par and fair value of $28,438,286 and
$25,500,000, respectively) 25,000,000 25,000
Tri-Party Mizuho Securities, 4.400%,
7/1/25 (Purchased on 6/30/25, to be
repurchased at $28,003,422, collateralized
by various US Treasury obligations,
0.625% to 4.375%, due from 7/31/2026
to 11/15/2026, aggregate par and fair
value of $29,462,446 and $28,560,093,
respectively) 28,000,000 28,000
Tri-Party Natixis S.A., 4.390%, 7/1/25
(Purchased on 6/30/25, to be repurchased
at $25,003,049, collateralized by
various US Treasury obligations,
0.000% to 1.250%, due from 9/23/2025
to 11/30/2026, aggregate par and fair
value of $26,452,786 and $25,500,091,
respectively) 25,000,000 25,000
Tri-Party TD Securities, 4.410%, 7/1/25
(Purchased on 6/30/25, to be repurchased
at $20,002,450, collateralized by various
US government sponsored agency
obligations, 3.000% to 5.000%, due
from 8/1/2050 to 8/1/2052, aggregate
par and fair value of $21,814,340 and
$20,600,000, respectively) 20,000,000 20,000
Total 198,000
US Government & Agencies ( 62 .3% )
Federal Farm Credit Bank, 4.375%, (US
SOFR plus 0.075%), 2/1/2027 1,200,000 1,200
Federal Farm Credit Bank, 4.455%, (US
SOFR plus 0.065%), 3/26/27 470,000 470
Federal Farm Credit Bank, 4.460%, (US
SOFR plus 0.070%), 11/17/25 800,000 800
Federal Farm Credit Bank, 4.490%, (US
SOFR plus 0.100%), 6/24/26 300,000 300
Federal Farm Credit Bank, 4.490%, (US
SOFR plus 0.100%), 6/26/26 805,000 805
Federal Farm Credit Bank, 4.501%, (US
Treasury 3 Month Bill Money Market Yield
plus 0.265%), 10/16/26 2,200,000 2,200
Federal Farm Credit Bank, 4.525%, (US
SOFR plus 0.135%), 10/15/26 4,100,000 4,100
Federal Farm Credit Bank, 4.525%, (US
SOFR plus 0.135%), 12/23/26 400,000 400
Federal Farm Credit Bank, 4.530%, (US
SOFR plus 0.140%), 12/30/26 300,000 300
Federal Home Loan Bank, 0.000%, 8/29/25 5,620,000 5,582
Federal Home Loan Bank, 0.000%, 12/1/25 4,000,000 3,933
Federal Home Loan Bank, 4.125%, 11/7/25 1,200,000 1,199

Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments (101.3%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 4.250%, 5/22/26 3,500,000 3,499
Federal Home Loan Bank, 4.340%, 4/17/26 3,810,000 3,810
Federal Home Loan Bank, 4.350%, 6/5/26 1,900,000 1,899
Federal Home Loan Bank, 4.380%, 3/23/26 2,200,000 2,200
Federal Home Loan Bank, 4.385%, (US
SOFR less 0.005%), 7/21/25 925,000 925
Federal Home Loan Bank, 4.385%, (US
SOFR less 0.005%), 10/6/25 600,000 600
Federal Home Loan Bank, 4.390%, (US
SOFR), 8/14/25 3,160,000 3,160
Federal Home Loan Bank, 4.390%, (US
SOFR), 8/21/25 610,000 610
Federal Home Loan Bank, 4.390%, (US
SOFR), 8/29/25 4,475,000 4,475
Federal Home Loan Bank, 4.390%, (US
SOFR), 12/18/25 610,000 610
Federal Home Loan Bank, 4.390%, (US
SOFR), 12/19/25 720,000 720
Federal Home Loan Bank, 4.390%, (US
SOFR), 12/22/25 245,000 245
Federal Home Loan Bank, 4.390%, (US
SOFR), 12/24/25 1,195,000 1,195
Federal Home Loan Bank, 4.390%, (US
SOFR), 12/26/25 1,685,000 1,685
Federal Home Loan Bank, 4.390%, (US
SOFR), 12/30/25 1,740,000 1,740
Federal Home Loan Bank, 4.395%, (US
SOFR plus 0.005%), 7/3/25 8,990,000 8,990
Federal Home Loan Bank, 4.395%, (US
SOFR plus 0.005%), 7/9/25 1,300,000 1,300
Federal Home Loan Bank, 4.395%, (US
SOFR plus 0.005%), 8/5/25 5,730,000 5,730
Federal Home Loan Bank, 4.395%, (US
SOFR plus 0.005%), 9/3/25 700,000 700
Federal Home Loan Bank, 4.395%, (US
SOFR plus 0.005%), 9/12/25 2,635,000 2,635
Federal Home Loan Bank, 4.400%, (US
SOFR plus 0.010%), 8/11/25 500,000 500
Federal Home Loan Bank, 4.400%, (US
SOFR plus 0.010%), 8/12/25 800,000 800
Federal Home Loan Bank, 4.400%, (US
SOFR plus 0.010%), 8/26/25 900,000 900
Federal Home Loan Bank, 4.400%, (US
SOFR plus 0.010%), 9/2/25 1,300,000 1,300
Federal Home Loan Bank, 4.400%, (US
SOFR plus 0.010%), 2/17/26 600,000 600
Federal Home Loan Bank, 4.405%, (US
SOFR plus 0.015%), 12/12/25 1,200,000 1,200
Federal Home Loan Bank, 4.455%, (US
SOFR plus 0.065%), 3/25/27 1,030,000 1,030
Federal Home Loan Bank, 4.490%, (US
SOFR plus 0.100%), 6/26/26 2,230,000 2,230
Federal Home Loan Bank, 4.550%, (US
SOFR plus 0.160%), 7/21/25 4,330,000 4,330
Federal Home Loan Mortgage Corp.,
0.375%, 9/23/25 1,700,000 1,685
Federal Home Loan Mortgage Corp.,
4.505%, (US SOFR plus 0.115%), 5/5/27 800,000 800
Federal Home Loan Mortgage Corp.,
4.530%, (US SOFR plus 0.140%), 9/23/26 1,300,000 1,300
Money Market Investments (101.3%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
Federal National Mortgage Association,
4.510%, (US SOFR plus 0.120%), 7/29/26 4,310,000 4,310
Federal National Mortgage Association,
4.525%, (US SOFR plus 0.135%), 8/21/26 1,450,000 1,450
Federal National Mortgage Association,
4.530%, (US SOFR plus 0.140%),
10/23/26 1,510,000 1,510
Federal National Mortgage Association,
4.530%, (US SOFR plus 0.140%),
11/20/26 2,000,000 2,000
Federal National Mortgage Association,
4.530%, (US SOFR plus 0.140%),
12/11/26 1,900,000 1,900
US Treasury, 0.000%, 7/10/25 4,000,000 3,995
US Treasury, 0.000%, 7/15/25 1,000,000 998
US Treasury, 0.000%, 7/17/25 10,000,000 9,981
US Treasury, 0.000%, 8/5/25 18,500,000 18,424
US Treasury, 0.000%, 8/12/25 9,450,000 9,403
US Treasury, 0.000%, 8/26/25 5,261,000 5,227
US Treasury, 0.000%, 8/28/25 1,000,000 993
US Treasury, 0.000%, 9/2/25 9,900,000 9,827
US Treasury, 0.000%, 9/4/25 10,600,000 10,521
US Treasury, 0.000%, 9/9/25 15,950,800 15,821
US Treasury, 0.000%, 9/16/25 2,900,000 2,874
US Treasury, 0.000%, 9/18/25 990,000 981
US Treasury, 0.000%, 9/23/25 6,500,000 6,436
US Treasury, 0.000%, 9/25/25 2,744,100 2,717
US Treasury, 0.000%, 9/30/25 3,578,900 3,541
US Treasury, 0.000%, 10/2/25 1,381,300 1,367
US Treasury, 0.000%, 10/23/25 600,000 592
US Treasury, 0.000%, 10/28/25 3,900,000 3,846
US Treasury, 0.000%, 10/30/25 5,060,000 4,990
US Treasury, 0.000%, 11/6/25 1,342,100 1,323
US Treasury, 0.000%, 11/20/25 6,145,000 6,045
US Treasury, 0.000%, 11/28/25 3,400,000 3,341
US Treasury, 0.000%, 12/4/25 3,606,000 3,541
US Treasury, 0.000%, 12/11/25 3,800,000 3,729
US Treasury, 0.000%, 12/18/25 6,100,000 5,980
US Treasury, 0.000%, 12/26/25 8,300,000 8,132
US Treasury, 0.000%, 1/2/26 4,785,000 4,685
US Treasury, 0.000%, 3/19/26 8,200,000 7,965
US Treasury, 0.000%, 5/14/26 4,258,500 4,111
US Treasury, 0.000%, 6/11/26 3,745,600 3,604
US Treasury, 0.375%, 11/30/25 200,000 197
US Treasury, 0.375%, 12/31/25 1,140,000 1,119
US Treasury, 0.375%, 1/31/26 600,000 587
US Treasury, 0.500%, 2/28/26 300,000 293
US Treasury, 0.875%, 6/30/26 240,000 232
US Treasury, 1.625%, 5/15/26 800,000 784
US Treasury, 4.250%, 12/31/25 990,000 990
US Treasury, 4.338%, (US Treasury 3 Month
Bill Money Market Yield plus 0.098%),
1/31/27 10,400,000 10,400
US Treasury, 4.361%, (US Treasury 3 Month
Bill Money Market Yield plus 0.125%),
7/31/25 10,740,000 10,740
US Treasury, 4.390%, (US Treasury 3 Month
Bill Money Market Yield plus 0.150%),
4/30/26 7,300,000 7,300

Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments (101.3%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
US Treasury, 4.410%, (US Treasury 3 Month
Bill Money Market Yield plus 0.170%),
10/31/25 7,131,000 7,131
US Treasury, 4.422%, (US Treasury 3 Month
Bill Money Market Yield plus 0.182%),
7/31/26 4,610,000 4,607
US Treasury, 4.440%, (US Treasury 3 Month
Bill Money Market Yield plus 0.205%),
10/31/26 8,550,000 8,550
US Treasury, 4.625%, 2/28/26 400,000 401
US Treasury, 4.625%, 6/30/26 1,760,000 1,768
Total 315,951
Total Money Market Investments (Cost: $513,951) 513,951
Total Investments (101.3%) (Cost: $513,951) 513,951
Other Assets, Less Liabilities (-1.3%) (6,364)
Net Assets (100.0%) 507,587
+ All par is stated in U.S. Dollar unless otherwise noted.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Short-Term Investments $ — $ 513,951 $ —
Total Assets:
$ — $ 513,951 $ —

Schedule of Investments
June 30, 2025 (unaudited)
Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 46.8% ) Shares/ Par
+
Value
$ (000's)
Basic Materials (1.7%)
BHP Billiton Finance USA, Ltd.
5.000%, 2/21/30 810,000 830
Celanese US Holdings LLC
1.400%, 8/5/26 445,000 429
6.415%, 7/15/27 275,000 285
Corporacion Nacional del Cobre de Chile
3.000%, 9/30/29 § 870,000 806
3.625%, 8/1/27 § 200,000 196
FMC Corp.
3.450%, 10/1/29 419,000 390
LYB International Finance III LLC
1.250%, 10/1/25 373,000 370
Ma'aden Sukuk, Ltd.  144A  144A
5.250%, 2/13/30 144A 710,000 722
MEGlobal BV
2.625%, 4/28/28 § 200,000 188
Nutrien, Ltd.
4.900%, 3/27/28 240,000 243
POSCO
4.375%, 8/4/25 § 1,000,000 1,000
Rio Tinto Finance (USA) PLC
4.875%, 3/14/30 395,000 403
The Sherwin-Williams Co.
4.250%, 8/8/25 230,000 230
4.550%, 3/1/28 440,000 444
Total 6,536
Communications (2.4%)
AT&T, Inc.
4.100%, 2/15/28 205,000 204
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
4.908%, 7/23/25 482,000 482
6.150%, 11/10/26 255,000 260
Comcast Corp.
4.150%, 10/15/28 235,000 235
Cox Communications, Inc.  144A  144A
3.350%, 9/15/26 144A 235,000 231
3.500%, 8/15/27 144A 215,000 211
Crown Castle Towers LLC  144A  144A
4.241%, 7/15/48 144A 175,000 172
eBay, Inc.
3.600%, 6/5/27 1,035,000 1,024
KT Corp.  144A  144A
4.000%, 8/8/25 144A 1,020,000 1,019
4.125%, 2/2/28 144A 200,000 199
NBN Co., Ltd.  144A  144A
1.450%, 5/5/26 144A 1,000,000 975
NTT Finance Corp.  144A  144A
4.239%, 7/25/25 144A 200,000 200
Omnicom Group, Inc.
3.600%, 4/15/26 185,000 184
Rogers Communications, Inc.
3.200%, 3/15/27 815,000 799
5.000%, 2/15/29 990,000 1,004
Corporate Bonds (46.8%) Shares/ Par
+
Value
$ (000’s)
Communications continued
T-Mobile USA, Inc.
2.250%, 2/15/26 470,000 463
Uber Technologies, Inc.  144A  144A
4.500%, 8/15/29 144A 921,000 914
Verizon Communications, Inc.
2.100%, 3/22/28 851,000 806
Total 9,382
Consumer, Cyclical (6.4%)
Advance Auto Parts, Inc.
5.900%, 3/9/26 475,000 475
American Airlines Pass-Through Trust, Series
2017-2, Class B
3.700%, 4/15/27 112,519 112
American Honda Finance Corp.
5.650%, 11/15/28 675,000 701
Aptiv Swiss Holdings, Ltd.
4.650%, 9/13/29 270,000 269
AutoZone, Inc.
5.125%, 6/15/30 430,000 441
BMW US Capital LLC  144A  144A
4.600%, 8/13/27 144A 970,000 975
Daimler Truck Finance North America LLC  144A  144A
5.000%, 1/15/27 144A 190,000 192
5.125%, 9/25/27 144A 345,000 350
5.150%, 1/16/26 144A 165,000 166
Darden Restaurants, Inc.
4.350%, 10/15/27 560,000 561
Delta Air Lines, Inc.
4.950%, 7/10/28 360,000 362
Dollar General Corp.
3.875%, 4/15/27 188,000 186
4.125%, 5/1/28 632,000 627
4.625%, 11/1/27 310,000 312
5.200%, 7/5/28 347,000 354
Ford Motor Credit Co. LLC
5.125%, 11/5/26 385,000 384
5.800%, 3/5/27 485,000 489
5.918%, 3/20/28 300,000 303
General Motors Co.
5.350%, 4/15/28 285,000 289
General Motors Financial Co., Inc.
5.050%, 4/4/28 780,000 786
5.350%, 7/15/27 620,000 629
5.400%, 4/6/26 300,000 301
5.400%, 5/8/27 393,000 399
Hyundai Capital America  144A  144A
4.850%, 3/25/27 144A 455,000 457
4.875%, 6/23/27 144A 400,000 402
5.000%, 1/7/28 144A 465,000 469
5.250%, 1/8/27 144A 200,000 202
5.500%, 3/30/26 144A 270,000 272
5.600%, 3/30/28 144A 350,000 358
6.250%, 11/3/25 144A 260,000 261
LG Energy Solution, Ltd.
5.375%, 7/2/27 § 775,000 782

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (46.8%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
Lowe's Companies, Inc.
3.350%, 4/1/27 175,000 172
4.400%, 9/8/25 660,000 660
4.800%, 4/1/26 385,000 386
Marriott International, Inc.
3.125%, 6/15/26 809,000 799
5.450%, 9/15/26 195,000 197
Mattel, Inc.  144A  144A
3.375%, 4/1/26 144A 673,000 663
McDonald's Corp.
3.800%, 4/1/28 894,000 887
Mercedes-Benz Finance North America LLC  144A  144A
4.800%, 3/30/26 144A 190,000 191
4.800%, 1/11/27 144A 1,170,000 1,176
O'Reilly Automotive, Inc.
4.350%, 6/1/28 390,000 391
5.750%, 11/20/26 1,133,000 1,153
Ross Stores, Inc.
0.875%, 4/15/26 765,000 743
Starbucks Corp.
2.000%, 3/12/27 165,000 159
4.000%, 11/15/28 405,000 402
4.750%, 2/15/26 465,000 465
Toyota Motor Credit Corp.
3.050%, 3/22/27 325,000 319
4.350%, 10/8/27 600,000 603
4.550%, 8/7/26 605,000 607
Volkswagen Group of America Finance LLC  144A  144A
4.850%, 8/15/27 144A 680,000 680
5.050%, 3/27/28 144A 320,000 322
5.700%, 9/12/26 144A 555,000 561
5.800%, 9/12/25 144A 395,000 396
6.000%, 11/16/26 144A 380,000 386
Total 25,184
Consumer, Non-cyclical (7.9%)
Altria Group, Inc.
2.625%, 9/16/26 424,000 416
BAT International Finance PLC
1.668%, 3/25/26 475,000 465
4.448%, 3/16/28 1,010,000 1,012
Becton Dickinson and Co.
4.693%, 2/13/28 805,000 813
Cencora, Inc.
3.450%, 12/15/27 124,000 122
4.625%, 12/15/27 330,000 333
4.850%, 12/15/29 175,000 178
Centene Corp.
4.625%, 12/15/29 1,680,000 1,634
Coca-Cola European Partners PLC  144A  144A
1.500%, 1/15/27 144A 200,000 191
CSL Finance PLC  144A  144A
3.850%, 4/27/27 144A 200,000 199
CVS Health Corp.
1.300%, 8/21/27 1,070,000 1,003
2.875%, 6/1/26 386,000 380
3.000%, 8/15/26 220,000 216
4.300%, 3/25/28 345,000 344
5.000%, 2/20/26 1,176,000 1,178
Diageo Capital PLC
3.875%, 5/18/28 1,080,000 1,073
Corporate Bonds (46.8%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
5.300%, 10/24/27 1,080,000 1,107
Diageo Investment Corp.
5.125%, 8/15/30 200,000 206
Element Fleet Management Corp.  144A  144A
5.037%, 3/25/30 144A 375,000 378
5.643%, 3/13/27 144A 355,000 360
Elevance Health, Inc.
5.350%, 10/15/25 180,000 180
ERAC USA Finance LLC  144A  144A
4.600%, 5/1/28 144A 735,000 744
5.000%, 2/15/29 144A 280,000 287
HCA, Inc.
3.125%, 3/15/27 580,000 568
5.625%, 9/1/28 870,000 896
5.875%, 2/15/26 390,000 390
Health Care Service Corp.  144A  144A
5.200%, 6/15/29 144A 290,000 296
Heineken NV  144A  144A
3.500%, 1/29/28 144A 1,972,000 1,942
Highmark, Inc.  144A  144A
1.450%, 5/10/26 144A 205,000 199
Humana, Inc.
5.750%, 3/1/28 140,000 144
5.750%, 12/1/28 495,000 515
Icon Investments Six DAC
5.809%, 5/8/27 735,000 750
Imperial Brands Finance PLC  144A  144A
4.500%, 6/30/28 144A 420,000 420
IQVIA, Inc.
6.250%, 2/1/29 255,000 266
Japan Tobacco, Inc.  144A  144A
4.850%, 5/15/28 144A 870,000 883
The Kroger Co.
2.650%, 10/15/26 404,000 396
3.700%, 8/1/27 103,000 102
Mars, Inc.  144A  144A
4.550%, 4/20/28 144A 770,000 777
4.600%, 3/1/28 144A 560,000 565
4.800%, 3/1/30 144A 515,000 522
PeaceHealth Obligated Group
1.375%, 11/15/25 105,000 103
Pernod Ricard SA  144A  144A
3.250%, 6/8/26 144A 835,000 826
Philip Morris International, Inc.
5.000%, 11/17/25 295,000 295
5.125%, 11/17/27 163,000 166
S&P Global, Inc.
2.450%, 3/1/27 955,000 929
Solventum Corp.
5.400%, 3/1/29 520,000 535
5.450%, 2/25/27 985,000 1,001
Stryker Corp.
4.250%, 9/11/29 390,000 389
4.700%, 2/10/28 855,000 867
Thermo Fisher Scientific, Inc.
1.750%, 10/15/28 390,000 361
UnitedHealth Group, Inc.
4.400%, 6/15/28 265,000 266
5.250%, 2/15/28 285,000 292

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (46.8%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Utah Acquisition Sub, Inc.
3.950%, 6/15/26 564,000 559
Viatris, Inc.
2.300%, 6/22/27 429,000 409
Viterra Finance BV  144A  144A
2.000%, 4/21/26 144A 200,000 196
4.900%, 4/21/27 144A 600,000 602
Zoetis, Inc.
3.000%, 9/12/27 612,000 598
Total 30,844
Energy (4.0%)
BP Capital Markets America, Inc.
4.234%, 11/6/28 315,000 315
BP Capital Markets PLC
3.723%, 11/28/28 465,000 457
Canadian Natural Resources, Ltd.
2.050%, 7/15/25 910,000 909
3.850%, 6/1/27 440,000 436
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27 547,000 552
Columbia Pipelines Holding Co. LLC  144A  144A
6.055%, 8/15/26 144A 90,000 91
Diamondback Energy, Inc.
5.200%, 4/18/27 265,000 269
Enbridge, Inc.
4.600%, 6/20/28 180,000 181
5.900%, 11/15/26 230,000 234
6.000%, 11/15/28 190,000 199
Energy Transfer LP
5.250%, 7/1/29 320,000 328
6.050%, 12/1/26 875,000 893
EQT Corp.  144A  144A
3.125%, 5/15/26 144A 400,000 394
Gray Oak Pipeline LLC  144A  144A
2.600%, 10/15/25 144A 205,000 204
HF Sinclair Corp.
5.750%, 1/15/31 580,000 594
Kinder Morgan, Inc.
5.150%, 6/1/30 460,000 470
Occidental Petroleum Corp.
5.000%, 8/1/27 320,000 323
5.200%, 8/1/29 230,000 231
ONEOK, Inc.
4.250%, 9/24/27 785,000 784
4.850%, 7/15/26 944,000 946
5.550%, 11/1/26 410,000 416
Ovintiv, Inc.
5.375%, 1/1/26 210,000 210
Sabine Pass Liquefaction LLC
4.200%, 3/15/28 164,000 163
5.875%, 6/30/26 978,000 983
Schlumberger Holdings Corp.  144A  144A
3.900%, 5/17/28 144A 740,000 732
Schlumberger Investment SA
4.500%, 5/15/28 409,000 412
South Bow USA Infrastructure Holdings LLC  144A  144A
4.911%, 9/1/27 144A 560,000 564
Targa Resources Corp.
5.200%, 7/1/27 184,000 186
Corporate Bonds (46.8%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Tengizchevroil Finance Co. International, Ltd.
4.000%, 8/15/26 § 800,000 789
Valero Energy Corp.
5.150%, 2/15/30 180,000 184
The Williams Cos., Inc.
4.625%, 6/30/30 550,000 550
4.800%, 11/15/29 330,000 334
5.400%, 3/2/26 1,060,000 1,066
Woodside Finance, Ltd.  144A  144A
3.700%, 9/15/26 144A 229,000 227
Total 15,626
Financial (14.5%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.100%, 1/15/27 270,000 276
6.450%, 4/15/27 842,000 869
Ally Financial, Inc.  α
5.737%, (US SOFR Index plus
1.960%), 5/15/29 α 355,000 361
American Express Co.
4.731%, (US SOFR plus 1.260%), 4/25/29 α 625,000 632
5.043%, (US SOFR plus 0.930%), 7/26/28 α 350,000 355
5.098%, (US SOFR plus 1.000%), 2/16/28 α 215,000 217
American International Group, Inc.
4.850%, 5/7/30 430,000 437
American Tower Corp.
1.600%, 4/15/26 931,000 910
3.550%, 7/15/27 379,000 374
Aspen Insurance Holdings, Ltd.
5.750%, 7/1/30 255,000 259
Athene Global Funding  144A  144A
4.860%, 8/27/26 144A 440,000 442
5.349%, 7/9/27 144A 430,000 437
5.684%, 2/23/26 144A 550,000 554
Avolon Holdings Funding, Ltd.  144A  144A
2.125%, 2/21/26 144A 245,000 241
5.750%, 3/1/29 144A 390,000 401
6.375%, 5/4/28 144A 185,000 193
Banco Santander SA  α
5.552%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.250%), 3/14/28 α 400,000 406
Bank Mandiri Persero Tbk PT
5.500%, 4/4/26 § 970,000 976
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α 415,000 403
4.623%, (US SOFR plus 1.110%), 5/9/29 α 760,000 765
5.080%, (US SOFR plus 1.290%), 1/20/27 α 395,000 396
The Bank of New York Mellon Corp.
4.414%, (US SOFR plus 1.345%), 7/24/26 α 515,000 515
4.729%, (US SOFR plus 1.135%), 4/20/29 α 560,000 568
4.947%, (US SOFR plus 1.026%), 4/26/27 α 560,000 563
Banque Federative du Credit Mutuel SA  144A  144A
4.935%, 1/26/26 144A 400,000 401
Barclays PLC
5.086%, (US SOFR plus 0.960%), 2/25/29 α 555,000 562
5.304%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.300%), 8/9/26 α 385,000 385

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (46.8%) Shares/ Par
+
Value
$ (000’s)
Financial continued
7.325%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
3.050%), 11/2/26 α 390,000 393
BNP Paribas SA  144A ,α  144A
4.792%, (US SOFR plus 1.450%), 5/9/29
144A α 935,000 940
Brighthouse Financial Global Funding  144A  144A
1.550%, 5/24/26 144A 145,000 141
Brown & Brown, Inc.
4.700%, 6/23/28 215,000 217
CaixaBank SA  144A ,α  144A
6.684%, (US SOFR plus 2.080%), 9/13/27
144A α 615,000 630
Capital One Financial Corp.
4.985%, (US SOFR plus 2.160%), 7/24/26 α 460,000 460
6.312%, (US SOFR plus 2.640%), 6/8/29 α 255,000 268
7.149%, (US SOFR plus 2.440%), 10/29/27
α 240,000 248
CBRE Services, Inc.
4.800%, 6/15/30 210,000 211
The Charles Schwab Corp.
2.450%, 3/3/27 906,000 880
Citigroup, Inc.  α
5.174%, (US SOFR plus 1.364%), 2/13/30 α 375,000 383
CNO Global Funding  144A  144A
1.750%, 10/7/26 144A 830,000 802
4.875%, 12/10/27 144A 218,000 220
Corebridge Global Funding  144A  144A
4.650%, 8/20/27 144A 205,000 206
5.200%, 1/12/29 144A 185,000 189
Credit Agricole SA  144A  144A
5.222%, (US SOFR plus 1.460%), 5/27/31
144A α 375,000 382
5.230%, (US SOFR plus 1.130%), 1/9/29
144A α 580,000 589
Crown Castle, Inc.
1.050%, 7/15/26 615,000 592
2.900%, 3/15/27 580,000 564
4.300%, 2/15/29 80,000 79
4.450%, 2/15/26 570,000 569
4.800%, 9/1/28 395,000 397
5.000%, 1/11/28 285,000 288
5.600%, 6/1/29 295,000 305
Danske Bank A/S  144A  144A
4.613%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.100%), 10/2/30 144A α 385,000 383
5.427%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.950%), 3/1/28 144A α 390,000 397
6.259%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.180%), 9/22/26 144A α 265,000 266
Equitable America Global Funding  144A  144A
4.650%, 6/9/28 144A 465,000 468
Equitable Financial Life Global Funding  144A  144A
1.400%, 7/7/25 144A 75,000 75
1.700%, 11/12/26 144A 305,000 294
Fortitude Group Holdings LLC  144A  144A
6.250%, 4/1/30 144A 1,010,000 1,039
Corporate Bonds (46.8%) Shares/ Par
+
Value
$ (000’s)
Financial continued
GA Global Funding Trust  144A  144A
4.400%, 9/23/27 144A 395,000 394
5.400%, 1/13/30 144A 535,000 549
The Goldman Sachs Group, Inc.
4.482%, (US SOFR plus 1.725%), 8/23/28 α 390,000 391
4.937%, (US SOFR plus 1.319%), 4/23/28 α 1,060,000 1,068
5.218%, (US SOFR plus 1.580%), 4/23/31 α 590,000 605
5.798%, (US SOFR plus 1.075%), 8/10/26 α 625,000 626
HSBC Holdings PLC
4.899%, (US SOFR plus 1.030%), 3/3/29 α 500,000 504
5.130%, (US SOFR plus 1.040%), 11/19/28
α 565,000 572
5.597%, (US SOFR plus 1.060%), 5/17/28 α 520,000 530
ING Groep NV  α
4.858%, (US SOFR plus 1.010%), 3/25/29 α 575,000 581
Intercontinental Exchange, Inc.
3.625%, 9/1/28 1,209,000 1,184
Jackson National Life Global Funding  144A  144A
4.900%, 1/13/27 144A 435,000 438
5.550%, 7/2/27 144A 355,000 362
5.600%, 4/10/26 144A 615,000 620
JPMorgan Chase & Co.
4.979%, (US SOFR plus 0.930%), 7/22/28 α 395,000 400
5.040%, (US SOFR plus 1.190%), 1/23/28 α 375,000 379
5.103%, (US SOFR plus 1.435%), 4/22/31 α 445,000 456
5.209%, (US SOFR plus 0.885%), 4/22/27 350,000 351
Kilroy Realty LP
4.375%, 10/1/25 180,000 180
Lloyds Banking Group PLC  α
5.462%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.375%), 1/5/28 α 460,000 466
LPL Holdings, Inc.  144A  144A
4.625%, 11/15/27 144A 115,000 115
4.900%, 4/3/28 250,000 252
5.700%, 5/20/27 679,000 692
6.750%, 11/17/28 190,000 203
Manufacturers & Traders Trust Co.  α
4.762%, (US SOFR plus 0.950%), 7/6/28 α 440,000 443
Marsh & McLennan Cos., Inc.
3.750%, 3/14/26 105,000 104
4.550%, 11/8/27 720,000 725
MassMutual Global Funding II  144A  144A
5.100%, 4/9/27 144A 1,020,000 1,036
Morgan Stanley
4.994%, (US SOFR plus 1.380%), 4/12/29 α 570,000 578
6.138%, (US SOFR plus 1.770%), 10/16/26
α 525,000 527
Nasdaq, Inc.
5.350%, 6/28/28 205,000 211
Northern Trust Corp.
3.950%, 10/30/25 330,000 329
The PNC Financial Services Group, Inc.  α
4.758%, (US SOFR Index plus
1.085%), 1/26/27 α 575,000 576
Prologis LP
3.875%, 9/15/28 190,000 188
QNB Finance, Ltd.
1.375%, 1/26/26 § 820,000 804

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (46.8%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Realty Income Corp.
5.050%, 1/13/26 140,000 140
Reinsurance Group of America, Inc.
3.950%, 9/15/26 428,000 426
Sammons Financial Group Global Funding  144A  144A
5.050%, 1/10/28 144A 275,000 279
Santander Holdings USA, Inc.
2.490%, (US SOFR plus 1.249%), 1/6/28 α 410,000 397
6.124%, (US SOFR plus 1.232%), 5/31/27 α 80,000 81
SBA Tower Trust  144A  144A
1.631%, 5/15/51 144A 575,000 552
1.884%, 1/15/26 144A 290,000 285
2.328%, 7/15/52 144A 225,000 213
4.831%, 10/15/29 144A 1,125,000 1,126
6.599%, 11/15/52 144A 619,000 636
Societe Generale SA  144A  144A
5.249%, (US SOFR plus 1.420%), 5/22/29
144A α 705,000 714
5.519%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.500%), 1/19/28 144A α 565,000 572
Standard Chartered PLC  144A ,α  144A
5.688%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.050%), 5/14/28 144A α 390,000 398
State Bank of India
1.800%, 7/13/26 § 1,050,000 1,021
State Street Corp.
4.834%, 4/24/30 475,000 484
5.272%, 8/3/26 685,000 692
UBS Group AG  144A  144A
1.494%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.850%), 8/10/27 144A α 215,000 208
6.327%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.600%), 12/22/27 144A α 425,000 436
US Bancorp
4.548%, (US SOFR plus 1.660%), 7/22/28 α 590,000 591
5.727%, (US SOFR plus 1.430%), 10/21/26
α 320,000 321
Wells Fargo & Co.
4.540%, (US SOFR plus 1.560%), 8/15/26 α 590,000 590
4.900%, (US SOFR plus 0.780%), 1/24/28 α 730,000 735
4.970%, (US SOFR plus 1.370%), 4/23/29 α 1,545,000 1,567
The Western Union Co.
1.350%, 3/15/26 1,401,000 1,368
Total 57,044
Industrial (3.6%)
Amphenol Corp.
4.750%, 3/30/26 205,000 206
5.050%, 4/5/29 90,000 93
BAE Systems PLC  144A  144A
5.000%, 3/26/27 144A 450,000 455
The Boeing Co.
2.196%, 2/4/26 330,000 325
3.200%, 3/1/29 420,000 400
6.259%, 5/1/27 807,000 830
Canadian Pacific Railway Co.
1.750%, 12/2/26 315,000 304
Corporate Bonds (46.8%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
Caterpillar Financial Services Corp.
4.600%, 11/15/27 1,035,000 1,047
FedEx Corp.
3.250%, 4/1/26 913,000 904
Fortive Corp.
3.150%, 6/15/26 538,000 531
GATX Corp.
3.250%, 9/15/26 360,000 355
3.850%, 3/30/27 164,000 162
5.400%, 3/15/27 390,000 395
Holcim Finance US LLC  144A  144A
4.700%, 4/7/28 144A 550,000 555
4.950%, 4/7/30 144A 205,000 208
Huntington Ingalls Industries, Inc.
5.353%, 1/15/30 155,000 159
Keysight Technologies, Inc.
5.350%, 7/30/30 460,000 475
Mohawk Industries, Inc.
5.850%, 9/18/28 248,000 257
Northrop Grumman Corp.
3.250%, 1/15/28 300,000 293
Owens Corning
3.400%, 8/15/26 257,000 254
5.500%, 6/15/27 340,000 347
Penske Truck Leasing Co. LP / PTL Finance
Corp.  144A  144A
1.700%, 6/15/26 144A 147,000 143
3.400%, 11/15/26 144A 120,000 118
5.350%, 1/12/27 144A 275,000 278
5.750%, 5/24/26 144A 1,020,000 1,029
Regal Rexnord Corp.
6.050%, 2/15/26 1,164,000 1,171
6.050%, 4/15/28 565,000 582
Republic Services, Inc.
0.875%, 11/15/25 120,000 118
4.750%, 7/15/30 195,000 199
4.875%, 4/1/29 555,000 567
RTX Corp.
6.700%, 8/1/28 76,000 81
7.000%, 11/1/28 290,000 311
Sydney Airport Finance Co. Pty, Ltd.  144A  144A
3.625%, 4/28/26 144A 117,000 116
Waste Management, Inc.
3.875%, 1/15/29 815,000 805
Total 14,073
Technology (3.5%)
Advanced Micro Devices, Inc.
4.319%, 3/24/28 950,000 957
Analog Devices, Inc.
1.700%, 10/1/28 230,000 213
Atlassian Corp.
5.250%, 5/15/29 215,000 221
Cadence Design Systems, Inc.
4.200%, 9/10/27 50,000 50
Dell International LLC / EMC Corp.
4.750%, 4/1/28 540,000 546
Fiserv, Inc.
4.200%, 10/1/28 369,000 367
5.150%, 3/15/27 480,000 486

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (46.8%) Shares/ Par
+
Value
$ (000’s)
Technology continued
Fortinet, Inc.
1.000%, 3/15/26 675,000 658
Foundry JV Holdco LLC  144A  144A
5.500%, 1/25/31 144A 200,000 205
5.900%, 1/25/30 144A 200,000 209
Intel Corp.
3.150%, 5/11/27 188,000 184
3.750%, 8/5/27 325,000 321
4.000%, 8/5/29 350,000 343
4.875%, 2/10/28 108,000 109
International Business Machines Corp.
4.650%, 2/10/28 1,376,000 1,392
Marvell Technology, Inc.
1.650%, 4/15/26 255,000 249
4.750%, 7/15/30 160,000 161
4.875%, 6/22/28 780,000 789
Micron Technology, Inc.
5.375%, 4/15/28 1,085,000 1,116
NXP BV / NXP Funding LLC
5.350%, 3/1/26 75,000 75
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.150%, 5/1/27 105,000 103
3.875%, 6/18/26 405,000 403
4.300%, 6/18/29 470,000 466
4.400%, 6/1/27 80,000 80
Paychex, Inc.
5.100%, 4/15/30 995,000 1,019
Roper Technologies, Inc.
1.000%, 9/15/25 115,000 114
Synopsys, Inc.
4.650%, 4/1/28 1,030,000 1,040
4.850%, 4/1/30 655,000 664
Take-Two Interactive Software, Inc.
5.000%, 3/28/26 585,000 586
Western Digital Corp.
4.750%, 2/15/26 215,000 214
Workday, Inc.
3.500%, 4/1/27 265,000 262
Total 13,602
Utilities (2.8%)
American Electric Power Co., Inc.
5.200%, 1/15/29 675,000 692
APA Infrastructure, Ltd.  144A  144A
4.250%, 7/15/27 144A 944,000 940
Appalachian Power Co.
3.300%, 6/1/27 854,000 838
Constellation Energy Generation LLC
5.600%, 3/1/28 315,000 326
DTE Energy Co.
4.950%, 7/1/27 295,000 298
5.200%, 4/1/30 410,000 420
Duke Energy Corp.
4.300%, 3/15/28 280,000 280
Enel Finance International NV  144A  144A
1.625%, 7/12/26 144A 645,000 626
7.050%, 10/14/25 144A 400,000 402
Exelon Corp.
5.150%, 3/15/29 200,000 205
FirstEnergy Corp.
3.900%, 7/15/27 678,000 670
Corporate Bonds (46.8%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
FirstEnergy Transmission LLC
4.550%, 1/15/30 155,000 155
National Rural Utilities Cooperative Finance
Corp.
4.120%, 9/16/27 241,000 241
4.800%, 3/15/28 421,000 428
5.100%, 5/6/27 316,000 321
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27 685,000 661
5.749%, 9/1/25 280,000 280
Niagara Mohawk Power Corp.  144A  144A
4.647%, 10/3/30 144A 345,000 345
NiSource, Inc.
5.250%, 3/30/28 130,000 133
Pacific Gas & Electric Co.
3.150%, 1/1/26 285,000 282
Public Service Enterprise Group, Inc.
4.900%, 3/15/30 690,000 702
Sempra
5.400%, 8/1/26 270,000 273
Southern California Gas Co.
2.950%, 4/15/27 410,000 402
The Southern Co.
5.113%, 8/1/27 350,000 355
Terraform Global Operating LP  144A  144A
6.125%, 3/1/26 144A 441,000 438
Trans-Allegheny Interstate Line Co.  144A  144A
5.000%, 1/15/31 144A 100,000 102
Vistra Operations Co. LLC  144A  144A
5.050%, 12/30/26 144A 253,000 254
Total 11,069
Total Corporate Bonds (Cost: $181,862) 183,360
144A 144A 144A
Governments ( 19.5% )
Governments (19.5%)
Korea Electric Power Corp. 144A 144A
5.375%, 4/6/26 144A 1,000,000 1,008
Korea Housing Finance Corp. 144A 144A
4.625%, 2/24/28 144A 960,000 969
Korea Hydro & Nuclear Power Co., Ltd. 144A 144A
5.000%, 7/18/28 144A 250,000 255
Saudi Government International Bond 144A 144A
5.125%, 1/13/28 144A 560,000 569
US Treasury
3.750%, 4/30/27 21,310,000 21,307
3.750%, 6/30/27 27,000,000 27,017
3.875%, 3/31/27 18,070,000 18,098
3.875%, 5/31/27 3,165,000 3,172
4.125%, 1/31/27  β 705,000 708
4.125%, 2/28/27 3,370,000 3,387
Total 76,490
Total Governments (Cost: $76,362) 76,490
144A 144A 144A

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products ( 30.7% ) Shares/ Par
+
Value
$ (000's)
Asset Backed Securities (16.6%)
Affirm Master Trust, Series 2025-2A, Class A 144A 144A
4.670%, 7/15/33 144A  335,000 336
Affirm Master Trust, Series 2025-2A, Class B 144A 144A
5.060%, 7/15/33 144A  355,000 356
Alinea CLO, Ltd., Series 2018-1A, Class AR 144A 144A
5.169%, (US SOFR 3 Month plus 0.900%),
7/20/31 144A  166,623 166
Alinea CLO, Ltd., Series 2018-1A, Class BR 144A 144A
5.419%, (US SOFR 3 Month plus 1.150%),
7/20/31 144A  250,000 249
Ally Auto Receivables Trust, Series 2023-A,
Class B 144A 144A
6.010%, 1/17/34 144A  37,163 37
Ally Auto Receivables Trust, Series 2023-A,
Class C 144A 144A
6.080%, 1/17/34 144A  165,680 168
Ally Bank Auto Credit, Series 2024-A, Class B 144A 144A
5.827%, 5/17/32 144A  153,930 156
Ally Bank Auto Credit, Series 2024-A, Class C 144A 144A
6.022%, 5/17/32 144A  153,930 156
Ally Bank Auto Credit, Series 2024-B, Class A2 144A 144A
4.970%, 9/15/32 144A  186,014 187
Ally Bank Auto Credit, Series 2024-B, Class C 144A 144A
5.215%, 9/15/32 144A  186,014 187
AmeriCredit Automobile Receivables Trust,
Series 2021-2, Class D
1.290%, 6/18/27  575,000 564
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class C
5.800%, 12/18/28  380,000 388
Amur Equipment Finance Receivables X LLC,
Series 2022-1A, Class E 144A 144A
5.020%, 12/20/28 144A  415,000 415
Anthelion CLO, Ltd., Series 2025-1A, Class A1 144A 144A
5.791%, (US SOFR 3 Month plus 1.500%),
7/20/36 144A  390,000 389
Arbys Funding LLC, Series 2020-1A, Class A2 144A 144A
3.237%, 7/30/50 144A  1,000,125 954
ARI Fleet Lease Trust, Series 2024-B,
Class A2 144A 144A
5.540%, 4/15/33 144A  345,846 348
Auxilior Term Funding LLC, Series 2023-1A,
Class A2 144A 144A
6.180%, 12/15/28 144A  327,651 330
Auxilior Term Funding LLC, Series 2023-1A,
Class A3 144A 144A
5.490%, 7/15/31 144A  240,000 245
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-1A, Class A 144A 144A
2.330%, 8/20/26 144A  83,333 83
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-5A, Class C 144A 144A
6.240%, 4/20/27 144A  165,000 166
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-2A, Class C 144A 144A
6.180%, 10/20/27 144A  120,000 121
Avis Budget Rental Car Funding AESOP LLC,
Series 2025-3A, Class D 144A 144A
7.320%, 2/20/28 144A  105,000 106
Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Battalion CLO XII, Ltd., Series 2018-12A,
Class CRR 144A 144A
5.874%, (US SOFR 3 Month plus 1.550%),
5/17/31 144A  250,000 248
Battalion CLO XV, Ltd., Series 2020-15A,
Class A1RR 144A 144A
5.260%, (US SOFR 3 Month plus 0.980%),
1/17/33 144A  1,471,922 1,467
Battalion CLO XXI, Ltd., Series 2021-21A,
Class BR 144A 144A
6.010%, (US SOFR 3 Month plus 1.700%),
7/15/34 144A  250,000 250
Bayview Opportunity Master Fund VII, Series
2024-CAR1, Class A 144A 144A
5.405%, (US 30 Day Average SOFR plus
1.100%), 12/26/31 144A  143,270 144
Blue Owl Asset Leasing Trust LLC, Series
2024-1A, Class A2 144A 144A
5.050%, 3/15/29 144A  380,080 381
Blue Owl Asset Leasing Trust LLC, Series
2024-1A, Class B 144A 144A
5.410%, 3/15/30 144A  110,000 111
BlueMountain CLO, Ltd., Series 2018-3A,
Class A1R 144A 144A
5.472%, (US SOFR 3 Month plus 1.190%),
10/25/30 144A  297,059 297
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A 144A 144A
3.280%, 9/26/33 144A  131,982 130
CarMax Auto Owner Trust, Series 2023-2,
Class C
5.570%, 11/15/28  585,000 594
CarMax Auto Owner Trust, Series 2023-2,
Class D
6.550%, 10/15/29  390,000 400
CarMax Auto Owner Trust, Series 2023-3,
Class C
5.610%, 2/15/29  655,000 669
CarMax Auto Owner Trust, Series 2023-3,
Class D
6.440%, 12/16/30  210,000 216
CarMax Auto Owner Trust, Series 2024-1,
Class C
5.470%, 8/15/29  290,000 295
CarMax Auto Owner Trust, Series 2024-2,
Class D
6.420%, 10/15/30  100,000 103
CarMax Auto Owner Trust, Series 2024-3,
Class D
5.670%, 1/15/31  125,000 128
CarMax Select Receivables Trust, Series
2024-A, Class B
5.350%, 1/15/30  135,000 137
CarMax Select Receivables Trust, Series
2024-A, Class C
5.620%, 1/15/30  570,000 580
Carvana Auto Receivables Trust, Series 2024-
N2, Class B 144A 144A
5.670%, 9/10/30 144A  405,000 411

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Chase Auto Credit Linked Notes, Series 2025-
1, Class B 144A 144A
4.753%, 2/25/33 144A  350,000 351
Clarus Capital Funding LLC, Series 2024-1A,
Class A2 144A 144A
4.710%, 8/20/32 144A  85,403 85
Clarus Capital Funding LLC, Series 2024-1A,
Class B 144A 144A
4.790%, 8/20/32 144A  155,000 155
CNH Equipment Trust, Series 2024-B,
Class A3
5.190%, 9/17/29  245,000 248
CyrusOne Data Centers Issuer I LLC, Series
2024-2A, Class A2 144A 144A
4.500%, 5/20/49 144A  755,000 735
Dell Equipment Finance Trust, Series 2023-3,
Class D 144A 144A
6.750%, 10/22/29 144A  100,000 102
Dell Equipment Finance Trust, Series 2024-1,
Class D 144A 144A
6.120%, 9/23/30 144A  100,000 102
Dell Equipment Finance Trust, Series 2024-2,
Class B 144A 144A
4.820%, 8/22/30 144A  100,000 101
Dell Equipment Finance Trust, Series 2024-2,
Class D 144A 144A
5.290%, 2/24/31 144A  410,000 413
Dell Equipment Finance Trust, Series 2025-1,
Class C 144A 144A
5.250%, 2/24/31 144A  100,000 101
DLLAA LLC, Series 2023-1A, Class A3 144A 144A
5.640%, 2/22/28 144A  395,000 400
DLLST LLC, Series 2024-1A, Class A3 144A 144A
5.050%, 8/20/27 144A  140,000 141
DLLST LLC, Series 2024-1A, Class A4 144A 144A
4.930%, 4/22/30 144A  40,000 40
Driven Brands Funding LLC, Series 2019-1A,
Class A2 144A 144A
4.641%, 4/20/49 144A  356,754 355
Dryden Senior Loan Fund, Series 2020-86A,
Class A1R 144A 144A
5.641%, (US SOFR 3 Month plus 1.362%),
7/17/34 144A  610,000 611
Dryden Senior Loan Fund, Series 2016-45A,
Class BRR 144A 144A
5.906%, (US SOFR 3 Month plus 1.650%),
10/15/30 144A  515,000 513
Elara HGV Timeshare Issuer LLC, Series
2019-A, Class A 144A 144A
2.610%, 1/25/34 144A  63,107 62
Elara HGV Timeshare Issuer LLC, Series
2023-A, Class A 144A 144A
6.160%, 2/25/38 144A  109,495 113
Elara HGV Timeshare Issuer LLC, Series
2023-A, Class C 144A 144A
7.300%, 2/25/38 144A  150,342 155
Enterprise Fleet Financing LLC, Series 2023-
2, Class A2 144A 144A
5.560%, 4/22/30 144A  290,725 292
Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Enterprise Fleet Financing LLC, Series 2024-
3, Class A3 144A 144A
4.980%, 8/21/28 144A  150,000 152
Enterprise Fleet Financing LLC, Series 2024-
3, Class A4 144A 144A
5.060%, 3/20/31 144A  100,000 102
Exeter Automobile Receivables Trust, Series
2022-3A, Class C
5.300%, 9/15/27  91,524 92
Exeter Automobile Receivables Trust, Series
2022-4A, Class D
5.980%, 12/15/28  890,000 895
Exeter Automobile Receivables Trust, Series
2022-5A, Class C
6.510%, 12/15/27  621,476 623
Exeter Automobile Receivables Trust, Series
2023-1A, Class D
6.690%, 6/15/29  80,000 81
Exeter Select Automobile Receivables Trust,
Series 2025-1, Class B
4.870%, 8/15/31  255,000 257
Finance of America HECM Buyout, Series
2024-HB1, Class A1A 144A 144A
4.000%, (AFC), 10/1/34 144A  475,818 473
FirstKey Homes Trust, Series 2020-SFR1,
Class D 144A 144A
2.241%, 8/17/37 144A  1,080,000 1,072
FirstKey Homes Trust, Series 2020-SFR2,
Class D 144A 144A
1.968%, 10/19/37 144A  655,000 646
Ford Credit Auto Lease Trust, Series 2023-B,
Class C
6.430%, 4/15/27  285,000 288
Ford Credit Auto Owner Trust, Series 2020-2,
Class C 144A 144A
1.740%, 4/15/33 144A  310,000 307
Ford Credit Auto Owner Trust, Series 2023-A,
Class B
5.070%, 1/15/29  905,000 913
Ford Credit Floorplan Master Owner Trust,
Series 2023-1, Class B 144A 144A
5.310%, 5/15/28 144A  155,000 156
Ford Credit Floorplan Master Owner Trust,
Series 2023-1, Class C 144A 144A
5.750%, 5/15/28 144A  245,000 247
Ford Credit Floorplan Master Owner Trust,
Series 2023-1, Class D 144A 144A
6.620%, 5/15/28 144A  440,000 444
Ford Credit Floorplan Master Owner Trust,
Series 2024-1, Class B 144A 144A
5.480%, 4/15/29 144A  280,000 284
Fortress Credit BSL VII, Ltd., Series 2024-1A,
Class A1R 144A 144A
5.369%, (US SOFR 3 Month plus 1.090%),
7/23/32 144A  163,602 164
Fortress Credit BSL VII, Ltd., Series 2024-1A,
Class A2R 144A 144A
5.679%, (US SOFR 3 Month plus 1.400%),
7/23/32 144A  460,000 460

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Fortress Credit BSL VII, Ltd., Series 2024-1A,
Class BR 144A 144A
5.929%, (US SOFR 3 Month plus 1.650%),
7/23/32 144A  585,000 583
Fortress Credit BSL VIII, Ltd., Series 2019-2A,
Class A1AR 144A 144A
5.319%, (US SOFR 3 Month plus 1.050%),
10/20/32 144A  238,001 237
Fortress Credit BSL VIII, Ltd., Series 2019-2A,
Class A2R 144A 144A
5.669%, (US SOFR 3 Month plus 1.400%),
10/20/32 144A  570,000 565
Fortress Credit BSL XV, Ltd., Series 2022-2A,
Class AR 144A 144A
5.669%, (US SOFR 3 Month plus 1.400%),
10/18/33 144A  460,000 460
Fortress Credit BSL XVIII, Ltd., Series 2023-
1A, Class A1R 144A 144A
5.884%, (US SOFR 3 Month plus 1.570%),
4/23/36 144A  250,000 250
Frontier Issuer LLC, Series 2023-1, Class C 144A 144A
11.500%, 8/20/53 144A  475,000 500
Frontier Issuer LLC, Series 2024-1, Class A2 144A 144A
6.190%, 6/20/54 144A  110,000 113
GM Financial Consumer Automobile
Receivables Trust, Series 2023-1, Class B
5.030%, 9/18/28  155,000 156
GMF Floorplan Owner Revolving Trust, Series
2024-4A, Class A1 144A 144A
4.730%, 11/15/29 144A  215,000 217
GMF Floorplan Owner Revolving Trust, Series
2024-4A, Class B 144A 144A
4.980%, 11/15/29 144A  525,000 530
Hardee's Funding LLC, Series 2018-1A,
Class A23 144A 144A
5.710%, 6/20/48 144A  265,763 262
Hardee's Funding LLC, Series 2020-1A,
Class A2 144A 144A
3.981%, 12/20/50 144A  1,074,375 1,022
Hardee's Funding LLC, Series 2021-1A,
Class A2 144A 144A
2.865%, 6/20/51 144A  139,200 127
Hilton Grand Vacations Trust, Series 2020-AA,
Class A 144A 144A
2.740%, 2/25/39 144A  108,639 106
Hilton Grand Vacations Trust, Series 2022-1D,
Class A 144A 144A
3.610%, 6/20/34 144A  70,771 70
Hilton Grand Vacations Trust, Series 2023-1A,
Class B 144A 144A
6.110%, 1/25/38 144A  378,078 387
Hilton Grand Vacations Trust, Series 2023-1A,
Class C 144A 144A
6.940%, 1/25/38 144A  70,605 73
Hilton Grand Vacations Trust, Series 2025-1A,
Class A 144A 144A
4.880%, 5/27/42 144A  235,000 237
Hilton Grand Vacations Trust, Series 2025-1A,
Class B 144A 144A
5.180%, 5/27/42 144A  400,000 403
Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Home Partners of America Trust, Series 2022-
1, Class A 144A 144A
3.930%, 4/17/39 144A  351,138 346
HPEFS Equipment Trust, Series 2023-1A,
Class C 144A 144A
5.910%, 4/20/28 144A  355,000 356
HPEFS Equipment Trust, Series 2023-2A,
Class C 144A 144A
6.480%, 1/21/31 144A  125,000 126
HPEFS Equipment Trust, Series 2023-2A,
Class D 144A 144A
6.970%, 7/21/31 144A  125,000 127
HPEFS Equipment Trust, Series 2024-1A,
Class C 144A 144A
5.330%, 6/20/31 144A  680,000 682
HPEFS Equipment Trust, Series 2024-2A,
Class B 144A 144A
5.350%, 10/20/31 144A  100,000 101
HPEFS Equipment Trust, Series 2024-2A,
Class D 144A 144A
5.820%, 4/20/32 144A  205,000 209
Huntington Bank Auto Credit-Linked Notes,
Series 2024-1, Class B1 144A 144A
6.153%, 5/20/32 144A  390,343 397
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B1 144A 144A
5.442%, 10/20/32 144A  452,177 456
Huntington Bank Auto Credit-Linked Notes,
Series 2025-1, Class B 144A 144A
4.957%, 3/21/33 144A  582,881 585
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class A3 144A 144A
4.530%, 4/17/28 144A  205,000 206
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class B 144A 144A
4.940%, 8/15/29 144A  425,000 430
Jack in the Box Funding LLC, Series 2022-1A,
Class A2I 144A 144A
3.445%, 2/26/52 144A  388,025 374
Madison Park Funding XLII, Ltd., Series 13A,
Class AR 144A 144A
5.429%, (US SOFR 3 Month plus 1.150%),
11/21/30 144A  264,507 264
Madison Park Funding XXIII, Ltd., Series
2017-23A, Class AR 144A 144A
5.514%, (US SOFR 3 Month plus 1.232%),
7/27/31 144A  392,073 392
Madison Park Funding XXIII, Ltd., Series
2017-23A, Class BR 144A 144A
6.094%, (US SOFR 3 Month plus 1.812%),
7/27/31 144A  710,000 711
Madison Park Funding XXXIII, Ltd., Series
2019-33A, Class AR 144A 144A
5.546%, (US SOFR 3 Month plus 1.290%),
10/15/32 144A  1,024,074 1,025
Marble Point CLO XV, Ltd., Series 2019-1A,
Class A1R2 144A 144A
5.319%, (US SOFR 3 Month plus 1.040%),
7/23/32 144A  643,171 641

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Marble Point CLO, Ltd., Series 2018-2A,
Class A12R 144A 144A
5.469%, (US SOFR 3 Month plus 1.200%),
1/20/32 144A  979,420 978
MMAF Equipment Finance LLC, Series 2021-
A, Class A5 144A 144A
1.190%, 11/13/43 144A  100,000 98
MVW Owner Trust, Series 2019-2A, Class A 144A 144A
2.440%, 10/20/38 144A  29,330 29
MVW Owner Trust, Series 2020-1A, Class A 144A 144A
1.740%, 10/20/37 144A  148,055 144
MVW Owner Trust, Series 2020-1A, Class B 144A 144A
2.730%, 10/20/37 144A  82,599 81
MVW Owner Trust, Series 2021-1WA, Class B 144A 144A
1.440%, 1/22/41 144A  25,352 24
MVW Owner Trust, Series 2021-1WA, Class C 144A 144A
1.940%, 1/22/41 144A  37,521 36
MVW Owner Trust, Series 2023-1A, Class A 144A 144A
4.930%, 10/20/40 144A  381,577 384
MVW Owner Trust, Series 2023-2A, Class A 144A 144A
6.180%, 11/20/40 144A  82,683 85
MVW Owner Trust, Series 2023-2A, Class B 144A 144A
6.330%, 11/20/40 144A  63,161 64
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A2A 144A 144A
3.420%, 1/15/43 144A  49,004 49
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2A 144A 144A
3.010%, 12/15/59 144A  114,117 111
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A 144A 144A
2.640%, 5/15/68 144A  122,893 120
Navient Private Education Refi Loan Trust,
Series 2019-GA, Class A 144A 144A
2.400%, 10/15/68 144A  204,520 197
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2A 144A 144A
2.460%, 11/15/68 144A  146,368 141
Navient Private Education Refi Loan Trust,
Series 2020-CA, Class A2A 144A 144A
2.150%, 11/15/68 144A  544,161 519
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A 144A 144A
1.690%, 5/15/69 144A  99,257 94
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A 144A 144A
1.170%, 9/16/69 144A  63,444 59
Navient Private Education Refi Loan Trust,
Series 2020-HA, Class A 144A 144A
1.310%, 1/15/69 144A  29,486 28
Navistar Financial Dealer Note Master Trust,
Series 2023-1, Class A 144A 144A
6.180%, 8/25/28 144A  360,000 360
Navistar Financial Dealer Note Master Trust,
Series 2024-1, Class B 144A 144A
5.790%, 4/25/29 144A  50,000 50
Navistar Financial Dealer Note Master Trust,
Series 2024-1, Class C 144A 144A
6.130%, 4/25/29 144A  75,000 75
Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2020-1A,
Class A 144A 144A
5.174%, (US SOFR 1 Month plus 0.855%),
3/26/68 144A  64,662 64
Nelnet Student Loan Trust, Series 2021-CA,
Class AFX 144A 144A
1.320%, 4/20/62 144A  384,001 359
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX 144A 144A
1.630%, 4/20/62 144A  132,612 125
Neuberger Berman Loan Advisers CLO, Ltd.,
Series 2019-32A, Class AR 144A 144A
5.521%, (US SOFR 3 Month plus 1.252%),
1/20/32 144A  217,319 218
Neuberger Berman Loan Advisers CLO, Ltd.,
Series 2021-40A, Class A 144A 144A
5.582%, (US SOFR 3 Month plus 1.322%),
4/16/33 144A  252,715 253
Neuberger Berman Loan Advisers CLO, Ltd.,
Series 2021-43A, Class AR 144A 144A
5.330%, (US SOFR 3 Month plus 1.050%),
7/17/36 144A  1,205,000 1,203
North Mill Equipment Finance LLC, Series
2025-A, Class A2 144A 144A
4.720%, 7/15/32 144A  280,000 280
Northwoods Capital XIV-B, Ltd., Series 2018-
14BA, Class AR 144A 144A
5.558%, (US SOFR 3 Month plus 1.250%),
11/13/31 144A  541,865 540
Octagon Investment Partners XXI, Ltd., Series
2014-1A, Class A2R4 144A 144A
5.458%, (US SOFR 3 Month plus 1.150%),
2/14/31 144A  570,000 568
Octane Receivables Trust, Series 2022-1A,
Class B 144A 144A
4.900%, 5/22/28 144A  301,078 301
Octane Receivables Trust, Series 2023-1A,
Class B 144A 144A
5.960%, 7/20/29 144A  225,000 227
Octane Receivables Trust, Series 2023-3A,
Class B 144A 144A
6.480%, 7/20/29 144A  135,000 137
Octane Receivables Trust, Series 2023-3A,
Class C 144A 144A
6.740%, 8/20/29 144A  100,000 103
Octane Receivables Trust, Series 2024-3A,
Class A2 144A 144A
4.940%, 5/20/30 144A  161,735 162
Octane Receivables Trust, Series 2024-3A,
Class C 144A 144A
5.510%, 10/20/31 144A  140,000 143
Octane Receivables Trust, Series 2024-RVM1,
Class A 144A 144A
5.010%, 1/22/46 144A  312,499 315
OZLM Funding II, Ltd., Series 2012-2A,
Class A1A2 144A 144A
5.480%, (US SOFR 3 Month plus 1.200%),
7/30/31 144A  215,953 216
OZLM XXI, Ltd., Series 2017-21A, Class A1R 144A 144A
5.419%, (US SOFR 3 Month plus 1.150%),
1/20/31 144A  243,021 243

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
OZLM  Funding  II,  Ltd., Series 2012-2A,
Class AR4 144A 144A
5.496%, (US SOFR 3 Month plus 1.200%),
7/30/37 144A Æ 250,000 250
PEAC Solutions Receivables LLC, Series
2025-1A, Class A2 144A 144A
4.940%, 10/20/28 144A  295,000 296
PEAC Solutions Receivables LLC, Series
2025-1A, Class A3 144A 144A
5.040%, 7/20/32 144A  240,000 244
Post Road Equipment Finance, Series 2024-
1A, Class A2 144A 144A
5.590%, 11/15/29 144A  65,466 66
Progress Residential Trust, Series 2021-SFR3,
Class F 144A 144A
3.436%, 5/17/26 144A  200,000 197
Progress Residential Trust, Series 2021-SFR8,
Class C 144A 144A
1.931%, 10/17/38 144A  460,000 445
RCKT Mortgage Trust, Series 2024-CES8,
Class A1A 144A 144A
5.490%, (AFC), 11/25/44 144A ∑ 593,950 595
RCKT Mortgage Trust, Series 2024-CES9,
Class A1A 144A 144A
5.582%, (AFC), 12/25/44 144A ∑ 115,185 116
Rockford Tower CLO, Ltd., Series 2019-2A,
Class AR2 144A 144A
5.452%, (US SOFR 3 Month plus 1.130%),
8/20/32 144A  897,082 897
Romark CLO II, Ltd., Series 2018-2A,
Class A2R 144A 144A
5.932%, (US SOFR 3 Month plus 1.650%),
7/25/31 144A  1,075,000 1,076
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class B 144A 144A
6.451%, 12/15/32 144A  32,083 32
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class A2 144A 144A
5.644%, 12/15/33 144A  135,867 138
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class D 144A 144A
6.663%, 12/15/33 144A  184,681 187
Santander Bank Auto Credit-Linked Notes,
Series 2024-A, Class B 144A 144A
5.622%, 6/15/32 144A  211,811 213
Santander Bank Auto Credit-Linked Notes,
Series 2024-A, Class C 144A 144A
5.818%, 6/15/32 144A  211,811 214
Santander Bank Auto Credit-Linked Notes,
Series 2024-B, Class B 144A 144A
4.965%, 1/18/33 144A  250,000 251
Santander Bank Auto Credit-Linked Notes,
Series 2024-B, Class C 144A 144A
5.141%, 1/18/33 144A  250,000 251
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D 144A 144A
1.570%, 1/15/27 144A  450,000 447
Santander Drive Auto Receivables Trust,
Series 2021-4, Class D
1.670%, 10/15/27  220,195 218
Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Santander Drive Auto Receivables Trust,
Series 2023-1, Class C
5.090%, 5/15/30  260,000 261
SBNA Auto Lease Trust, Series 2024-B,
Class A4 144A 144A
5.550%, 12/20/28 144A  540,000 548
SCF Equipment Leasing LLC, Series 2023-1A,
Class A3 144A 144A
6.170%, 5/20/32 144A  469,918 475
SCF Equipment Trust LLC, Series 2025-1,
Class A2 144A 144A
4.820%, 7/22/30 144A  305,000 306
SCF Equipment Trust LLC, Series 2025-1,
Class A3 144A 144A
5.110%, 11/21/33 144A  300,000 306
SEB Funding LLC, Series 2024-1A, Class A2 144A 144A
7.386%, 4/30/54 144A  492,000 503
Securitized Term Auto Receivables Trust,
Series 2025-A, Class B 144A 144A
5.038%, 7/25/31 144A  156,836 158
Securitized Term Auto Receivables Trust,
Series 2025-B, Class B 144A 144A
4.925%, 12/29/32 144A  130,000 130
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A3 144A 144A
4.950%, 5/21/29 144A  160,000 161
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class C 144A 144A
5.510%, 1/20/32 144A  55,000 56
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A4 144A 144A
5.260%, 8/20/30 144A  145,000 149
Sierra Receivables Funding Co. LLC, Series
2021-2A, Class B 144A 144A
1.800%, 9/20/38 144A  58,075 57
Sierra Receivables Funding Co. LLC, Series
2021-2A, Class C 144A 144A
1.950%, 9/20/38 144A  121,312 118
SMB Private Education Loan Trust, Series
2018-B, Class A2A 144A 144A
3.600%, 1/15/37 144A  41,822 41
SMB Private Education Loan Trust, Series
2018-B, Class A2B 144A 144A
5.146%, (US SOFR 1 Month plus 0.835%),
1/15/37 144A  100,073 100
SMB Private Education Loan Trust, Series
2020-BA, Class A1A 144A 144A
1.290%, 7/15/53 144A  67,514 64
SMB Private Education Loan Trust, Series
2020-PTB, Class A2A 144A 144A
1.600%, 9/15/54 144A  488,977 460
SMB Private Education Loan Trust, Series
2021-B, Class A 144A 144A
1.310%, 7/17/51 144A  335,839 315
SMB Private Education Loan Trust, Series
2025-A, Class A1A 144A 144A
5.130%, 4/15/54 144A  315,925 319
Symphony CLO XXIII, Ltd., Series 2020-23A,
Class AR2 144A 144A
5.156%, (US SOFR 3 Month plus 0.900%),
1/15/34 144A  798,900 796

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Symphony CLO XXVI, Ltd., Series 2021-26A,
Class AR 144A 144A
5.611%, (US SOFR 3 Month plus 1.342%),
4/20/33 144A  235,241 235
Tricon Residential Trust, Series 2024-SFR2,
Class A 144A 144A
4.750%, 6/17/40 144A  279,459 280
Tricon Residential Trust, Series 2024-SFR2,
Class D 144A 144A
6.000%, 6/17/40 144A  510,000 513
Trinitas CLO VI, Ltd., Series 2017-6A,
Class ARRR 144A 144A
5.612%, (US SOFR 3 Month plus 1.330%),
1/25/34 144A  460,000 460
Trinitas CLO VII, Ltd., Series 2017-7A,
Class A1R2 144A 144A
5.342%, (US SOFR 3 Month plus 1.060%),
1/25/35 144A  250,000 249
US Bank NA, Series 2023-1, Class B 144A 144A
6.789%, 8/25/32 144A  89,240 90
Verdant Receivables LLC, Series 2023-1A,
Class A2 144A 144A
6.240%, 1/13/31 144A  338,574 344
Verdant Receivables LLC, Series 2024-1A,
Class A2 144A 144A
5.680%, 12/12/31 144A  105,549 107
Voya CLO, Series 2018-3A, Class BR2 144A 144A
6.056%, (US SOFR 3 Month plus 1.800%),
10/15/31 144A  575,000 575
Wellfleet CLO, Ltd., Series 2018-2A,
Class A1R 144A 144A
5.349%, (US SOFR 3 Month plus 1.080%),
10/20/31 144A  226,687 227
Wheels Fleet Lease Funding, Series 2023-2A,
Class A 144A 144A
6.460%, 8/18/38 144A  467,803 474
Wheels Fleet Lease Funding, Series 2024-1A,
Class A1 144A 144A
5.490%, 2/18/39 144A  522,359 527
Wind River CLO, Ltd., Series 2019-3A,
Class AR2 144A 144A
5.316%, (US SOFR 3 Month plus 1.060%),
4/15/31 144A  243,983 244
World Omni Auto Receivables Trust, Series
2022-A, Class C
2.550%, 9/15/28  325,000 320
World Omni Select Auto Trust, Series 2021-A,
Class D
1.440%, 11/15/27  180,000 178
World Omni Select Auto Trust, Series 2023-A,
Class B
5.870%, 8/15/28  445,000 449
Total 65,036
Mortgage Securities (14.1%)
ALA Trust, Series 2025-OANA, Class A 144A 144A
6.043%, (US SOFR 1 Month plus 1.743%),
6/15/40 144A  260,000 261
Angel Oak Mortgage Trust, Series 2020-3,
Class A3 144A 144A
2.872%, (AFC), 4/25/65 144A  32,494 31
Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Angel Oak Mortgage Trust, Series 2021-1,
Class A1 144A 144A
0.909%, (AFC), 1/25/66 144A  211,274 183
Angel Oak Mortgage Trust, Series 2021-1,
Class A2 144A 144A
1.115%, (AFC), 1/25/66 144A  61,898 54
Angel Oak Mortgage Trust, Series 2021-2,
Class A1 144A 144A
0.985%, (AFC), 4/25/66 144A  205,559 176
Angel Oak Mortgage Trust, Series 2021-2,
Class A2 144A 144A
1.190%, (AFC), 4/25/66 144A  64,837 56
Angel Oak Mortgage Trust, Series 2025-5,
Class A1 144A 144A
5.573%, (AFC), 4/25/70 144A ∑ 1,036,235 1,039
BANK, Series 2024-BNK47, Class A1
5.523%, 6/15/57  84,977 87
BANK5, Series 2024-5YR11, Class AS
6.139%, 11/15/57  325,000 339
BANK5, Series 2024-5YR12, Class A3
5.902%, (AFC), 12/15/57  185,000 194
BANK5, Series 2024-5YR12, Class AS
6.122%, (AFC), 12/15/57  225,000 235
BANK5, Series 2024-5YR9, Class A1
4.889%, 8/15/57  329,472 332
Benchmark Mortgage Trust, Series 2024-V11,
Class AM
6.201%, (AFC), 11/15/57  275,000 288
Benchmark Mortgage Trust, Series 2024-V8,
Class A1
5.514%, 7/15/57  201,133 205
BINOM Securitization Trust, Series 2021-INV1,
Class A3 144A 144A
2.625%, (AFC), 6/25/56 144A  136,366 125
BMO Mortgage Trust, Series 2024-5C4,
Class A3
6.526%, 5/15/57  535,000 568
BPR Trust, Series 2021-TY, Class B 144A 144A
5.576%, (US SOFR 1 Month plus 1.265%),
9/25/38 144A  450,000 448
BX Commercial Mortgage Trust, Series 2024-
GPA3, Class B 144A 144A
5.954%, (US SOFR 1 Month plus 1.642%),
12/15/39 144A  309,446 310
BX Commercial Mortgage Trust, Series 2024-
MDHS, Class A 144A 144A
5.953%, (US SOFR 1 Month plus 1.641%),
5/15/41 144A  380,208 381
BX Commercial Mortgage Trust, Series 2024-
MDHS, Class B 144A 144A
6.153%, (US SOFR 1 Month plus 1.841%),
5/15/41 144A  380,208 381
BX Commercial Mortgage Trust, Series 2024-
SLCT, Class B 144A 144A
6.105%, (US SOFR 1 Month plus 1.793%),
1/15/42 144A  190,000 191
BX Commercial Mortgage Trust, Series 2024-
SLCT, Class C 144A 144A
6.704%, (US SOFR 1 Month plus 2.392%),
1/15/42 144A  500,000 496

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
BX Trust, Series 2021-VIEW, Class A 144A 144A
5.706%, (US SOFR 1 Month plus 1.395%),
6/15/36 144A  255,000 254
BX Trust, Series 2025-GW, Class A 144A 144A
5.900%, (US SOFR 1 Month plus 1.600%),
7/15/42 144A  590,000 591
Citigroup Mortgage Loan Trust, Series 2020-
EXP2, Class A3 144A 144A
2.500%, 8/25/50 144A  213,368 184
Citigroup Mortgage Loan Trust, Series 2020-
EXP2, Class A4 144A 144A
2.500%, (AFC), 8/25/50 144A  296,345 254
COLT Mortgage Loan Trust, Series 2020-3,
Class A1 144A 144A
1.506%, (AFC), 4/27/65 144A  9,989 10
COLT Mortgage Loan Trust, Series 2021-1,
Class A2 144A 144A
1.167%, (AFC), 6/25/66 144A  194,675 168
COLT Mortgage Loan Trust, Series 2024-6,
Class A2 144A 144A
5.644%, (AFC), 11/25/69 144A ∑ 553,130 555
COLT Mortgage Loan Trust, Series 2024-INV4,
Class A3 144A 144A
6.111%, (AFC), 5/25/69 144A ∑ 519,115 523
COLT Mortgage Loan Trust, Series 2025-4,
Class A1 144A 144A
5.794%, (AFC), 4/25/70 144A ∑ 218,941 221
COLT Mortgage Loan Trust, Series 2025-INV2,
Class A1 144A 144A
5.601%, (AFC), 2/25/70 144A ∑ 413,781 416
COMM Mortgage Trust, Series 2014-CR15,
Class B
4.019%, (CSTR), 2/10/47  218,973 214
COMM Mortgage Trust, Series 2014-CR19,
Class D 144A 144A
4.661%, (CSTR), 8/10/47 144A  48,828 47
Connecticut Avenue Securities Trust, Series
2025-R01, Class 1M1 144A 144A
5.406%, (US 30 Day Average SOFR plus
1.100%), 1/25/45 144A  392,963 393
Connecticut Avenue Securities Trust, Series
2025-R03, Class 2A1 144A 144A
5.755%, (US 30 Day Average SOFR plus
1.450%), 3/25/45 144A  200,741 202
Cross Mortgage Trust, Series 2024-H6,
Class A2 144A 144A
5.383%, (AFC), 9/25/69 144A ∑ 356,757 355
CSAIL Commercial Mortgage Trust, Series
2015-C3, Class A4
3.718%, 8/15/48  95,566 95
Deephaven Residential Mortgage Trust, Series
2021-2, Class A3 144A 144A
1.260%, (AFC), 4/25/66 144A  87,448 78
Ellington Financial Mortgage Trust, Series
2019-2, Class A3 144A 144A
3.046%, (AFC), 11/25/59 144A  26,290 25
Ellington Financial Mortgage Trust, Series
2021-3, Class A3 144A 144A
1.550%, (AFC), 9/25/66 144A  133,763 112
Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Ellington Financial Mortgage Trust, Series
2024-INV2, Class A1 144A 144A
5.035%, (AFC), 10/25/69 144A ∑ 452,509 449
Ellington Financial Mortgage Trust, Series
2024-INV2, Class A2 144A 144A
5.289%, (AFC), 10/25/69 144A ∑ 257,216 256
Ellington Financial Mortgage Trust, Series
2024-NQM1, Class A1B 144A 144A
5.810%, (AFC), 11/25/69 144A ∑ 819,873 823
Ellington Financial Mortgage Trust, Series
2025-INV2, Class A1 144A 144A
5.387%, (AFC), 5/26/70 144A ∑ 194,940 195
Extended Stay America Trust, Series 2021-
ESH, Class C 144A 144A
6.126%, (US SOFR 1 Month plus 1.815%),
7/15/38 144A  411,709 412
Federal Home Loan Mortgage Corp.
2.500%, 1/1/52  491,745 412
2.500%, 4/1/52  264,335 222
3.000%, 11/1/34  24,030 23
3.000%, 6/1/52  448,965 389
3.500%, 3/1/46  26,467 25
3.500%, 12/1/47  242,564 223
4.000%, 12/1/49  74,603 70
4.500%, 5/1/50  44,594 43
4.500%, 9/1/52  1,561,255 1,496
4.500%, 2/1/53  124,873 120
5.000%, 12/1/41  92,492 94
5.500%, 8/1/53  505,108 509
5.500%, 10/1/54  97,370 98
5.500%, 4/1/55  689,405 691
6.000%, 9/1/34  773 1
6.000%, 2/1/35  14,256 15
6.000%, 9/1/35  4,878 5
6.000%, 10/1/54  653,022 665
6.000%, 12/1/54  200,133 204
6.000%, 3/1/55  123,154 125
6.000%, 5/1/55  263,216 268
6.500%, 9/1/54  67,698 70
6.500%, 12/1/54  48,931 51
6.500%, 1/1/55  97,426 101
6.500%, 6/1/55  642,824 666
7.000%, 3/1/39  23,608 25
7.500%, 6/1/38  20,544 22
Federal Home Loan Mortgage Corp., Series
2017-SC02, Class M1 144A 144A
3.848%, (CSTR), 5/25/47 144A  3,070 3
Federal Home Loan Mortgage Corp., Series
K753, Class A1
4.600%, 6/25/30  322,278 327
Federal National Mortgage Association
2.000%, 10/1/50  190,123 152
2.500%, 1/1/52  673,234 564
3.000%, 9/1/28  70,662 69
3.000%, 12/1/34  56,217 54
3.000%, 3/1/35  23,614 23
3.500%, 5/1/27  48,459 48
3.500%, 4/1/46  166,461 154
3.500%, 2/1/48  291,447 267
3.500%, 1/1/52  109,060 99

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
4.000%, 1/1/47  45,607 43
4.000%, 2/1/49  8,704 8
4.000%, 11/1/49  25,471 24
4.000%, 12/1/49  8,131 8
4.000%, 8/1/52  171,455 160
4.000%, 9/1/52  868,754 809
4.500%, 5/1/40  33,282 33
4.500%, 9/1/40  29,982 30
4.500%, 5/1/41  60,864 61
4.500%, 8/1/48  18,110 18
4.500%, 9/1/48  16,522 16
4.500%, 10/1/48  121,486 118
4.500%, 11/1/48  23,519 23
4.500%, 12/1/48  124,551 121
4.500%, 5/1/49  66,570 65
4.500%, 1/1/50  15,674 15
4.500%, 11/1/52  282,916 271
5.000%, 10/1/33  44,523 45
5.000%, 6/1/40  28,519 29
5.000%, 7/1/45  43,297 44
5.000%, 9/1/48  39,593 40
5.000%, 2/1/49  18,955 19
5.000%, 8/1/49  15,294 15
5.000%, 10/1/52  562,118 554
5.000%, 9/1/53  2,480,397 2,437
5.000%, 10/1/53  1,771,372 1,742
5.000%, 9/1/54  807,915 793
5.500%, 8/1/37  27,021 28
5.500%, 2/1/38  105,976 109
5.500%, 9/1/53  23,800 24
5.500%, 10/1/53  301,176 304
5.500%, 2/1/54  381,298 385
5.500%, 3/1/54  541,294 546
5.500%, 5/1/54  43,452 44
5.500%, 10/1/54  202,698 204
6.000%, 3/1/34  22,521 23
6.000%, 8/1/34  63,030 65
6.000%, 11/1/34  2,402 3
6.000%, 12/1/34  851 1
6.000%, 4/1/35  1,538 2
6.000%, 5/1/38  1,100 1
6.000%, 10/1/40  53,792 56
6.000%, 2/1/49  219,098 230
6.000%, 6/1/54  569,459 580
6.000%, 8/1/54  197,880 203
6.500%, 7/1/32  6,830 7
6.500%, 12/1/32  6,194 6
6.500%, 2/1/54  4,449,973 4,597
6.500%, 9/1/54  39,130 40
6.500%, 1/1/55  45,055 47
6.500%, 2/1/55  112,653 117
6.500%, 6/1/55  414,736 429
Federal National Mortgage Association, Series
2017-90, Class KA
3.000%, 11/25/47  135,699 128
Flagstar Mortgage Trust, Series 2020-1INV,
Class A11 144A 144A
5.284%, (US SOFR 1 Month plus 0.965%),
3/25/50 144A  85,492 82
Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Galton Funding Mortgage Trust, Series 2018-
1, Class A33 144A 144A
3.500%, (AFC), 11/25/57 144A  17,781 16
Galton Funding Mortgage Trust, Series 2019-
1, Class A21 144A 144A
4.500%, (AFC), 2/25/59 144A  19,728 19
Galton Funding Mortgage Trust, Series 2019-
1, Class A32 144A 144A
4.000%, (AFC), 2/25/59 144A  8,583 8
Galton Funding Mortgage Trust, Series 2019-
H1, Class M1 144A 144A
3.339%, (AFC), 10/25/59 144A  260,000 250
Galton Funding Mortgage Trust, Series 2020-
H1, Class M1 144A 144A
2.832%, (AFC), 1/25/60 144A  285,000 232
GCAT Trust, Series 2025-NQM1, Class A1 144A 144A
5.373%, (AFC), 11/25/69 144A ∑ 325,828 326
Government National Mortgage Association
3.000%, 9/20/47  396,889 355
3.500%, 12/20/42  2,563 2
3.500%, 9/20/43  34,987 33
3.500%, 8/20/44  66,379 62
3.500%, 10/20/46  449 –π
3.500%, 11/20/46  26,911 25
3.500%, 1/20/47  29,580 27
3.500%, 7/20/52  914,671 834
4.000%, 3/20/48  55,541 52
4.000%, 4/20/50  202,012 189
4.000%, 10/20/50  125,288 119
4.000%, 9/20/52  168,702 158
4.500%, 7/20/41  141,579 141
5.000%, 3/20/34  128,509 129
5.000%, 1/20/48  21,924 22
5.000%, 2/20/48  111,546 112
5.500%, 6/20/37  31,534 32
5.500%, 9/15/45  89,973 93
5.500%, 3/20/48  16,393 17
5.500%, 12/20/48  9,127 9
5.500%, 2/20/49  117,401 119
Government National Mortgage Association
TBA
5.000%, 7/20/53  310,000 304
5.500%, 7/20/53  1,045,000 1,046
GS Mortgage Backed Securities Trust, Series
2014-EB1A, Class 2A1 144A 144A
6.145%, (CSTR), 7/25/44 144A  2,200 2
HILT Commercial Mortgage Trust, Series
2024-ORL, Class B 144A 144A
6.252%, (US SOFR 1 Month plus 1.941%),
5/15/37 144A  485,000 485
HOMES Trust, Series 2025-NQM2, Class A1 144A 144A
5.425%, (AFC), 2/25/70 144A ∑ 259,920 260
Hudson Yards, Series 2025-SPRL, Class A 144A 144A
5.649%, (CSTR), 1/13/40 144A  345,000 356
HYT Commercial Mortgage Trust, Series
2024-RGCY, Class A 144A 144A
6.153%, (US SOFR 1 Month plus 1.842%),
9/15/41 144A  345,000 345
Imperial Fund Mortgage Trust, Series 2021-
NQM2, Class A3 144A 144A
1.516%, (AFC), 9/25/56 144A  193,891 166

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Imperial Fund Mortgage Trust, Series 2022-
NQM4, Class A1 144A 144A
4.767%, (AFC), 6/25/67 144A ∑ 613,986 612
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2019-BKWD,
Class C 144A 144A
6.526%, (US SOFR 1 Month plus 2.215%),
9/15/29 144A  250,000 213
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class B 144A 144A
6.446%, (US SOFR 1 Month plus 2.135%),
10/15/33 144A  540,000 535
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class C 144A 144A
6.846%, (US SOFR 1 Month plus 2.535%),
10/15/33 144A  440,000 436
JP Morgan Mortgage Trust, Series 2020-INV1,
Class A11 144A 144A
5.264%, (US SOFR 1 Month plus 0.945%),
(AFC), 8/25/50 144A  35,796 34
JP Morgan Mortgage Trust, Series 2020-INV1,
Class A15 144A 144A
3.500%, (AFC), 8/25/50 144A  58,273 52
JP Morgan Mortgage Trust, Series 2025-
DSC1, Class A1 144A 144A
5.580%, (AFC), 9/25/65 144A  560,662 564
KNDR Trust, Series 2021-KIND, Class C 144A 144A
6.180%, (US SOFR 1 Month plus 1.865%),
8/15/38 144A  575,276 571
LSTAR Commercial Mortgage Trust, Series
2017-5, Class AS 144A 144A
4.021%, 3/10/50 144A  340,000 326
MED Commercial Mortgage Trust, Series
2024-MOB, Class A 144A 144A
5.903%, (US SOFR 1 Month plus 1.592%),
5/15/41 144A  440,000 438
MetLife Securitization Trust, Series 2017-1A,
Class A 144A 144A
3.000%, (AFC), 4/25/55 144A  51,712 50
MFRA Trust, Series 2020-NQM2, Class A1 144A 144A
1.381%, (AFC), 4/25/65 144A  139,047 135
MFRA Trust, Series 2021-INV1, Class A1 144A 144A
0.852%, (AFC), 1/25/56 144A  43,512 42
MFRA Trust, Series 2021-NQM2, Class A2 144A 144A
1.317%, (AFC), 11/25/64 144A  86,907 77
Morgan Stanley Capital I Trust, Series 2014-
150E, Class A 144A 144A
3.912%, 9/9/32 144A  610,000 540
Morgan Stanley Residential Mortgage Loan
Trust, Series 2021-2, Class A4 144A 144A
2.500%, (AFC), 5/25/51 144A  111,022 100
OBX Trust, Series 2019-EXP2, Class 2A2 144A 144A
5.639%, (US SOFR 1 Month plus 1.315%),
7/25/59 144A  26,155 26
OBX Trust, Series 2019-EXP3, Class 2A1 144A 144A
5.334%, (US SOFR 1 Month plus 1.015%),
(AFC), 10/25/59 144A  24,714 25
OBX Trust, Series 2020-EXP1, Class 2A1 144A 144A
5.184%, (US SOFR 1 Month plus 0.865%),
2/25/60 144A  84,774 84
Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
OBX Trust, Series 2020-EXP1, Class 2A2 144A 144A
5.384%, (US SOFR 1 Month plus 1.065%),
2/25/60 144A  50,448 50
OBX Trust, Series 2020-EXP2, Class A9 144A 144A
3.000%, (AFC), 5/25/60 144A  35,730 31
OBX Trust, Series 2020-INV1, Class A5 144A 144A
3.500%, (AFC), 12/25/49 144A  33,815 30
ONE Park Mortgage Trust, Series 2021-PARK,
Class B 144A 144A
5.376%, (US SOFR 1 Month plus 1.065%),
3/15/36 144A  755,000 725
ONE Park Mortgage Trust, Series 2021-PARK,
Class C 144A 144A
5.526%, (US SOFR 1 Month plus 1.215%),
3/15/36 144A  405,000 384
ROCC Trust, Series 2024-CNTR, Class A 144A 144A
5.388%, 11/13/41 144A  450,000 460
SDR Commercial Mortgage Trust, Series
2024-DSNY, Class B 144A 144A
6.053%, (US SOFR 1 Month plus 1.741%),
5/15/39 144A  400,000 398
Sequoia Mortgage Trust, Series 2018-CH2,
Class A21 144A 144A
4.000%, (AFC), 6/25/48 144A  14,551 14
Sequoia Mortgage Trust, Series 2018-CH2,
Class A3 144A 144A
4.000%, (AFC), 6/25/48 144A  33,565 31
Sequoia Mortgage Trust, Series 2018-CH3,
Class A19 144A 144A
4.500%, (AFC), 8/25/48 144A  918 1
STACR Trust, Series 2021-DNA5, Class M2 144A 144A
5.955%, (US 30 Day Average SOFR plus
1.650%), 1/25/34 144A  87,622 88
STACR Trust, Series 2021-DNA7, Class M1 144A 144A
5.155%, (US 30 Day Average SOFR plus
0.850%), 11/25/41 144A  68,354 68
STACR Trust, Series 2021-DNA7, Class M2 144A 144A
6.105%, (US 30 Day Average SOFR plus
1.800%), 11/25/41 144A  375,000 378
STACR Trust, Series 2022-DNA5, Class M1A 144A 144A
7.255%, (US 30 Day Average SOFR plus
2.950%), 6/25/42 144A  308,244 315
STACR Trust, Series 2023-HQA3, Class A1 144A 144A
6.155%, (US 30 Day Average SOFR plus
1.850%), 11/25/43 144A  154,153 156
STACR Trust, Series 2025-DNA1, Class A1 144A 144A
5.255%, (US 30 Day Average SOFR plus
0.950%), 1/25/45 144A  139,500 139
Starwood Mortgage Residential Trust, Series
2019-INV1, Class A3 144A 144A
2.916%, (AFC), 9/27/49 144A  134,972 133
Starwood Mortgage Residential Trust, Series
2020-1, Class A2 144A 144A
2.408%, (AFC), 2/25/50 144A  128,169 122
Starwood Mortgage Residential Trust, Series
2021-2, Class A1 144A 144A
0.943%, (AFC), 5/25/65 144A  84,090 79
Starwood Mortgage Residential Trust, Series
2021-4, Class A1 144A 144A
1.162%, (AFC), 8/25/56 144A  447,757 392

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Toorak Mortgage Corp., Series 2021-INV1,
Class A2 144A 144A
1.409%, (AFC), 7/25/56 144A  78,182 70
Towd Point Mortgage Trust, Series 2018-1,
Class A1 144A 144A
3.000%, (AFC), 1/28/58 144A  16,994 17
Towd Point Mortgage Trust, Series 2022-4,
Class A1 144A 144A
3.750%, (AFC), 9/25/62 144A  675,312 646
TX Trust, Series 2024-HOU, Class B 144A 144A
6.402%, (US SOFR 1 Month plus 2.091%),
6/15/39 144A  535,000 532
Verus Securitization Trust, Series 2020-5,
Class A3 144A 144A
2.733%, (AFC), 5/25/65 144A ∑ 41,726 40
Verus Securitization Trust, Series 2021-1,
Class A1 144A 144A
0.815%, (AFC), 1/25/66 144A  58,101 52
Verus Securitization Trust, Series 2021-1,
Class A3 144A 144A
1.155%, (AFC), 1/25/66 144A  47,432 42
Verus Securitization Trust, Series 2021-2,
Class A1 144A 144A
1.031%, (AFC), 2/25/66 144A  113,197 100
Verus Securitization Trust, Series 2021-2,
Class A2 144A 144A
1.052%, (AFC), 1/25/66 144A  80,634 72
Verus Securitization Trust, Series 2021-R1,
Class A2 144A 144A
1.057%, (AFC), 10/25/63 144A  22,692 22
Verus Securitization Trust, Series 2021-R2,
Class A1 144A 144A
0.918%, (AFC), 2/25/64 144A  121,248 112
Verus Securitization Trust, Series 2022-6,
Class A1 144A 144A
4.910%, (AFC), 6/25/67 144A ∑ 180,177 179
Verus Securitization Trust, Series 2023-6,
Class A2 144A 144A
6.939%, (AFC), 9/25/68 144A ∑ 179,484 181
Verus Securitization Trust, Series 2023-7,
Class A2 144A 144A
7.272%, (AFC), 10/25/68 144A ∑ 216,544 220
Verus Securitization Trust, Series 2023-8,
Class A2 144A 144A
6.664%, (AFC), 12/25/68 144A ∑ 132,093 133
Verus Securitization Trust, Series 2025-3,
Class A1 144A 144A
5.623%, (AFC), 5/25/70 144A ∑ 223,204 224
Structured Products (30.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Vista Point Securitization Trust, Series 2020-2,
Class A3 144A 144A
2.496%, (AFC), 4/25/65 144A  27,803 27
Total 55,275
Total Structured Products (Cost: $121,126) 120,311
144A 144A 144A
Short-Term Investments ( 1.2% )
Commercial Paper (0.8%)
Crown Castle, Inc.  144A  144A
0.000%, 7/22/25 144A 1,070,000 1,067
FMC Corp.  144A  144A
0.000%, 7/3/25 144A 1,070,000 1,069
Harley-Davidson, Inc.  144A  144A
0.000%, 8/4/25 144A 1,060,000 1,055
Total 3,191
Industrial (0.1%)
Brambles USA, Inc.  144A  144A
4.125%, 10/23/25 144A 395,000 395
Total 395
Utilities (0.3%)
The AES Corp.
1.375%, 1/15/26 815,000 800
NRG Energy, Inc.  144A  144A
2.000%, 12/2/25 144A 275,000 271
Total 1,071
Total Short-Term Investments (Cost: $4,657) 4,657
Total Investments (98.2%) (Cost: $384,007)
@
384,818
Other Assets, Less Liabilities (1.8%) 6,904
Net Assets (100.0%) 391,722
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Five-Year US Treasury Note Future Short USD 9,100 91 9/25 $ 9,919 $ (105) $ (12)
Ten-Year US Treasury Note Future Short USD 11,000 110 9/25 12,333 (220) (34)
Two-Year US Treasury Note Future Long USD 84,800 424 9/25 88,202 334 23

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Futures (continued)
Issuer
Long/
Short Currency
Notional Par
(000’s)
Number
of
Contracts
Expiration
Date
Notional Value
(000’s)
Unrealized
Appreciation/
(Depreciation)
(000’s)
Variation Margin
(000’s)
Ultra Long Term US Treasury Bond Future Short USD 2,400 24 9/25 $ 2,859 $ (122) $ (32)
Ultra Ten-Year US Treasury Note Future Short USD 3,400 34 9/25 3,885 (86) (17)
$ (199) $ (72)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ 23 $ 23 $ – $ (95) $ (95) $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
§ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2025, the aggregate value of these securities was $6,562 (in thousands), representing 1.7% of net assets.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025 the value of these securities (in thousands) was $137,136 representing 35.0%
of the net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
β Part or all of the security has been pledged as collateral.
Æ Security valued using significant unobservable inputs.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
π Amount is less than one thousand.
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $384,007 and the net unrealized appreciation of investments based on that cost was $612 which is comprised of $3,246 aggregate gross unrealized appreciation and $2,634 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 183,360 $ —
Governments — 76,490 —
Structured Products
Asset Backed Securities — 64,786 250
Mortgage Securities — 55,275 —
Short-Term Investments — 4,657 —
Other Financial Instruments^
Futures 334 — —
Total Assets:
$ 334 $ 384,568 $ 250
Liabilities:
Other Financial Instruments^
Futures (533) — —
Total Liabilities:
$ (533) $ — $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2025.
For the period ended June 30, 2025, there were transfers from Level 3 to Level 2 in the amount of $116 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for the securities that were previously not priced by a third party vendor.

Schedule of Investments
June 30, 2025 (unaudited)
Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 25.5% ) Shares/ Par
+
Value
$ (000's)
Basic Materials (0.5%)
The Dow Chemical Co.
5.350%, 3/15/35 2,466,000 2,453
Gerdau Trade, Inc.
5.750%, 6/9/35 1,938,000 1,939
Glencore Funding LLC  144A  144A
5.186%, 4/1/30 144A 2,865,000 2,921
5.634%, 4/4/34 144A 1,111,000 1,133
5.673%, 4/1/35 144A 2,592,000 2,644
6.141%, 4/1/55 144A 972,000 983
Newmont Corp. / Newcrest Finance Pty, Ltd.
5.350%, 3/15/34 1,400,000 1,436
Total 13,509
Communications (1.3%)
Alphabet, Inc.
4.000%, 5/15/30 1,781,000 1,782
4.500%, 5/15/35 3,864,000 3,813
5.250%, 5/15/55 1,357,000 1,336
5.300%, 5/15/65 1,357,000 1,329
AT&T, Inc.
3.500%, 6/1/41 903,000 708
3.500%, 9/15/53 1,401,000 948
3.550%, 9/15/55 1,399,000 944
3.650%, 9/15/59 884,000 593
3.800%, 12/1/57 1,232,000 862
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
3.500%, 6/1/41 486,000 353
3.500%, 3/1/42 2,373,000 1,692
3.900%, 6/1/52 689,000 473
5.250%, 4/1/53 1,161,000 986
5.500%, 4/1/63 494,000 418
6.100%, 6/1/29 2,481,000 2,597
Comcast Corp.
2.987%, 11/1/63 1,057,000 594
4.049%, 11/1/52 911,000 685
5.350%, 5/15/53 1,532,000 1,420
Meta Platforms, Inc.
5.400%, 8/15/54 546,000 533
5.550%, 8/15/64 2,622,000 2,562
Netflix, Inc.
5.400%, 8/15/54 1,209,000 1,193
T-Mobile USA, Inc.
5.300%, 5/15/35 1,654,000 1,675
5.875%, 11/15/55 989,000 989
Uber Technologies, Inc.
4.800%, 9/15/34 2,426,000 2,383
5.350%, 9/15/54 1,138,000 1,062
Verizon Communications, Inc.
2.987%, 10/30/56 1,416,000 852
5.250%, 4/2/35 2,473,000 2,494
Total 35,276
Corporate Bonds (25.5%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical (1.8%)
Delta Air Lines, Inc.
4.950%, 7/10/28 3,835,000 3,857
5.250%, 7/10/30 4,314,000 4,342
Delta Air Lines, Inc./SkyMiles IP, Ltd.  144A  144A
4.750%, 10/20/28 144A 3,102,000 3,109
Dick's Sporting Goods, Inc.
4.100%, 1/15/52 3,047,000 2,177
Ford Motor Credit Co. LLC
2.900%, 2/10/29 7,242,000 6,585
General Motors Financial Co., Inc.
2.700%, 6/10/31 3,590,000 3,143
5.350%, 1/7/30 1,007,000 1,019
5.450%, 7/15/30 2,399,000 2,433
The Home Depot, Inc.
3.625%, 4/15/52 919,000 669
4.750%, 6/25/29 1,438,000 1,468
4.850%, 6/25/31 955,000 980
Hyundai Capital America  144A  144A
5.150%, 3/27/30 144A 3,039,000 3,076
Lowe's Companies, Inc.
3.500%, 4/1/51 1,142,000 782
4.250%, 4/1/52 2,103,000 1,646
McDonald's Corp.
6.300%, 3/1/38 1,441,000 1,573
Toyota Motor Corp.
4.450%, 6/30/30 1,776,000 1,783
5.053%, 6/30/35 1,688,000 1,703
Toyota Motor Credit Corp.
4.800%, 5/15/30 1,583,000 1,608
Volkswagen Group of America Finance LLC  144A  144A
5.800%, 3/27/35 144A 855,000 861
Walmart, Inc.
4.350%, 4/28/30 3,355,000 3,393
4.900%, 4/28/35 4,392,000 4,448
Total 50,655
Consumer, Non-cyclical (4.2%)
AbbVie, Inc.
3.200%, 11/21/29 3,514,000 3,361
4.050%, 11/21/39 998,000 875
4.250%, 11/21/49 3,467,000 2,856
4.500%, 5/14/35 146,000 141
4.550%, 3/15/35 413,000 401
4.800%, 3/15/27 2,383,000 2,406
4.875%, 3/15/30 1,917,000 1,963
4.950%, 3/15/31 1,430,000 1,468
5.050%, 3/15/34 2,383,000 2,426
5.200%, 3/15/35 2,226,000 2,274
5.600%, 3/15/55 220,000 220
Alcon Finance Corp.  144A  144A
5.375%, 12/6/32 144A 3,562,000 3,677
Altria Group, Inc.
3.875%, 9/16/46 1,303,000 964
Amgen, Inc.
5.600%, 3/2/43 1,374,000 1,363
5.650%, 3/2/53 434,000 424

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (25.5%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc.
4.700%, 2/1/36 4,955,000 4,835
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 1/23/39 962,000 979
BAT Capital Corp.
4.540%, 8/15/47 1,996,000 1,612
6.250%, 8/15/55 1,414,000 1,432
7.081%, 8/2/53 522,000 581
Bunge, Ltd. Finance Corp.
1.630%, 8/17/25 970,000 966
4.200%, 9/17/29 1,981,000 1,959
The Coca-Cola Co.
5.200%, 1/14/55 460,000 440
CommonSpirit Health
3.347%, 10/1/29 883,000 844
CVS Health Corp.
4.780%, 3/25/38 1,045,000 959
5.050%, 3/25/48 4,327,000 3,736
5.550%, 6/1/31 1,890,000 1,963
5.700%, 6/1/34 1,941,000 1,998
Elevance Health, Inc.
4.750%, 2/15/30 1,631,000 1,650
4.950%, 11/1/31 1,462,000 1,482
5.150%, 6/15/29 2,078,000 2,137
5.700%, 2/15/55 455,000 441
Eli Lilly & Co.
4.200%, 8/14/29 2,995,000 3,006
4.600%, 8/14/34 2,467,000 2,445
4.700%, 2/9/34 1,893,000 1,892
4.900%, 2/12/32 724,000 744
5.050%, 8/14/54 231,000 217
5.100%, 2/12/35 1,029,000 1,055
5.100%, 2/9/64 951,000 884
5.500%, 2/12/55 1,192,000 1,199
5.600%, 2/12/65 1,315,000 1,331
Gilead Sciences, Inc.
4.000%, 9/1/36 963,000 878
HCA, Inc.
5.250%, 6/15/49 1,225,000 1,088
5.500%, 3/1/32 3,264,000 3,369
5.900%, 6/1/53 714,000 689
6.200%, 3/1/55 2,146,000 2,161
Imperial Brands Finance PLC  144A  144A
5.625%, 7/1/35 144A 1,914,000 1,921
JBS USA Holding LUX SARL / JBS Foods
Group Holdings, Inc. / JBS USA Food Co.  144A  144A
6.375%, 4/15/66 144A 495,000 499
JBS USA Holding LUX SARL / JBS USA Food
Co. / JBS LUX Co. SARL
3.000%, 5/15/32 1,861,000 1,629
3.625%, 1/15/32 2,504,000 2,290
5.750%, 4/1/33 1,581,000 1,625
6.500%, 12/1/52 1,463,000 1,518
7.250%, 11/15/53 2,815,000 3,169
Kenvue, Inc.
4.850%, 5/22/32 829,000 839
The Kroger Co.
5.500%, 9/15/54 461,000 438
Corporate Bonds (25.5%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Merck & Co., Inc.
2.350%, 6/24/40 799,000 561
Pfizer Investment Enterprises Pte., Ltd.
5.300%, 5/19/53 233,000 220
Philip Morris International, Inc.
4.125%, 4/28/28 4,172,000 4,164
4.375%, 4/30/30 3,532,000 3,523
4.875%, 4/30/35 3,744,000 3,694
5.000%, 11/17/25 1,996,000 1,999
Stryker Corp.
4.850%, 2/10/30 2,693,000 2,748
UnitedHealth Group, Inc.
3.050%, 5/15/41 442,000 325
4.600%, 4/15/27 1,968,000 1,980
5.150%, 7/15/34 2,007,000 2,027
5.300%, 6/15/35 3,153,000 3,214
5.500%, 7/15/44 1,152,000 1,122
5.625%, 7/15/54 3,076,000 2,984
5.750%, 7/15/64 1,017,000 989
5.875%, 2/15/53 2,426,000 2,431
Total 119,700
Energy (1.5%)
Aker BP ASA  144A  144A
5.125%, 10/1/34 144A 3,655,000 3,509
5.800%, 10/1/54 144A 442,000 403
ConocoPhillips Co.
5.500%, 1/15/55 1,308,000 1,241
5.550%, 3/15/54 729,000 697
Devon Energy Corp.
5.200%, 9/15/34 3,207,000 3,114
5.750%, 9/15/54 1,581,000 1,423
Diamondback Energy, Inc.
5.150%, 1/30/30 1,779,000 1,820
5.200%, 4/18/27 953,000 966
5.550%, 4/1/35 2,465,000 2,492
5.750%, 4/18/54 1,578,000 1,465
5.900%, 4/18/64 479,000 443
Energy Transfer LP
5.250%, 7/1/29 2,403,000 2,462
5.300%, 4/15/47 962,000 849
5.700%, 4/1/35 2,808,000 2,860
5.950%, 5/15/54 3,868,000 3,680
6.000%, 2/1/29 144A 1,744,000 1,772
6.200%, 4/1/55 188,000 185
Equinor ASA
5.125%, 6/3/35 824,000 838
Galaxy Pipeline Assets Bidco, Ltd.  144A  144A
2.160%, 3/31/34 144A 1,623,941 1,440
2.625%, 3/31/36 144A 1,280,000 1,088
Kinder Morgan, Inc.
5.150%, 6/1/30 1,643,000 1,678
ONEOK, Inc.
5.050%, 11/1/34 495,000 482
5.700%, 11/1/54 2,060,000 1,901
5.850%, 11/1/64 383,000 355
Petroleos Mexicanos
2.460%, 12/15/25 320,950 313
Saudi Arabian Oil Co.  144A  144A
4.750%, 6/2/30 144A 901,000 905
6.375%, 6/2/55 144A 4,128,000 4,126

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (25.5%) Shares/ Par
+
Value
$ (000’s)
Energy continued
TotalEnergies Capital SA
5.425%, 9/10/64 494,000 462
5.638%, 4/5/64 475,000 460
Total 43,429
Financial (8.7%)
Agree LP
2.000%, 6/15/28 1,469,000 1,377
2.600%, 6/15/33 401,000 333
4.800%, 10/1/32 883,000 873
5.600%, 6/15/35 1,439,000 1,465
American Express Co.
4.731%, (US SOFR plus 1.260%), 4/25/29 α 3,589,000 3,630
5.016%, (US SOFR plus 1.440%), 4/25/31 α 3,331,000 3,401
5.085%, (US SOFR Index plus
1.020%), 1/30/31 α 1,302,000 1,333
5.442%, (US SOFR Index plus
1.320%), 1/30/36 α 1,704,000 1,739
5.667%, (US SOFR plus 1.790%), 4/25/36 α 1,248,000 1,292
American Homes 4 Rent LP
3.625%, 4/15/32 1,622,000 1,497
4.300%, 4/15/52 727,000 566
4.950%, 6/15/30 1,238,000 1,251
5.500%, 7/15/34 660,000 669
Apollo Debt Solutions BDC  144A  144A
6.550%, 3/15/32 144A 1,421,000 1,451
Apollo Global Management, Inc.
5.800%, 5/21/54 586,000 579
Ares Management Corp.
5.600%, 10/11/54 1,434,000 1,353
Ares Strategic Income Fund
6.200%, 3/21/32 1,919,000 1,925
Bain Capital Specialty Finance, Inc.
5.950%, 3/15/30 1,275,000 1,260
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α 5,981,000 5,813
1.922%, (US SOFR plus
1.370%), 10/24/31 α 830,000 724
2.496%, (US SOFR 3 Month plus
0.990%), 2/13/31 α 1,871,000 1,709
The Bank of New York Mellon Corp.  α
4.942%, (US SOFR plus 0.887%), 2/11/31 α 2,707,000 2,764
Barclays PLC  α
5.785%, (US SOFR plus 1.590%), 2/25/36 α 4,569,000 4,670
Blue Owl Credit Income Corp.
6.600%, 9/15/29 1,893,000 1,948
BPCE SA  144A  144A
5.389%, (US SOFR plus 1.581%), 5/28/31
144A α 2,517,000 2,563
6.027%, (US SOFR plus 1.956%), 5/28/36
144A α 2,134,000 2,198
Brixmor Operating Partnership LP
2.500%, 8/16/31 1,551,000 1,352
CaixaBank SA  144A  144A
4.634%, (US SOFR plus 1.140%), 7/3/29
144A α 3,123,000 3,131
4.885%, (US SOFR plus 1.360%), 7/3/31
144A α 3,123,000 3,135
5.581%, (US SOFR plus 1.790%), 7/3/36
144A α 1,880,000 1,899
Corporate Bonds (25.5%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Capital One Financial Corp.  α
6.051%, (US SOFR plus 2.260%), 2/1/35 α 3,684,000 3,840
CBRE Services, Inc.
5.500%, 6/15/35 1,247,000 1,255
Citibank NA
4.576%, 5/29/27 7,197,000 7,237
4.914%, 5/29/30 6,186,000 6,305
Citigroup, Inc.
4.542%, (US SOFR plus 1.338%), 9/19/30 α 1,553,000 1,546
4.786%, (US SOFR plus 0.870%), 3/4/29 α 3,353,000 3,377
5.333%, (US SOFR plus 1.465%), 3/27/36 α 3,379,000 3,405
5.612%, (US SOFR plus 1.746%), 3/4/56 α 2,302,000 2,260
5.827%, (US SOFR plus 2.056%), 2/13/35 α 1,046,000 1,067
6.020%, (US SOFR plus 1.830%), 1/24/36 α 5,184,000 5,324
6.174%, (US SOFR plus 2.661%), 5/25/34 α 937,000 981
Credit Agricole SA  144A ,α  144A
5.222%, (US SOFR plus 1.460%), 5/27/31
144A α 3,347,000 3,409
Crown Castle, Inc.
2.100%, 4/1/31 1,594,000 1,368
5.800%, 3/1/34 1,441,000 1,492
Deutsche Bank AG
3.742%, (US SOFR plus 2.257%), 1/7/33 α 4,798,000 4,319
5.297%, (US SOFR plus 1.720%), 5/9/31 α 2,765,000 2,808
Essex Portfolio LP
2.550%, 6/15/31 837,000 742
5.500%, 4/1/34 987,000 1,008
FS KKR Capital Corp.
6.125%, 1/15/30 2,707,000 2,688
Goldman Sachs Bank USA  α
5.414%, (US SOFR plus 0.750%), 5/21/27 α 2,396,000 2,416
The Goldman Sachs Group, Inc.
4.692%, (US SOFR plus
1.135%), 10/23/30 α 2,867,000 2,876
5.049%, (US SOFR plus 1.210%), 7/23/30 α 1,480,000 1,505
5.207%, (US SOFR plus 1.078%), 1/28/31 α 3,786,000 3,875
5.218%, (US SOFR plus 1.580%), 4/23/31 α 5,828,000 5,975
5.330%, (US SOFR plus 1.550%), 7/23/35 α 2,944,000 2,970
5.734%, (US SOFR plus 1.696%), 1/28/56 α 1,349,000 1,349
Goldman Sachs Private Credit Corp.  144A  144A
6.250%, 5/6/30 144A 1,919,000 1,945
HSBC Holdings PLC
4.899%, (US SOFR plus 1.030%), 3/3/29 α 3,958,000 3,991
5.130%, (US SOFR plus 1.290%), 3/3/31 α 3,958,000 4,011
5.790%, (US SOFR plus 1.880%), 5/13/36 α 3,972,000 4,085
ING Groep NV  α
5.525%, (US SOFR plus 1.610%), 3/25/36 α 3,355,000 3,415
Invitation Homes Operating Partnership LP
2.000%, 8/15/31 280,000 238
4.150%, 4/15/32 1,614,000 1,528
4.875%, 2/1/35 1,433,000 1,388
JPMorgan Chase & Co.
2.522%, (US SOFR plus 2.040%), 4/22/31 α 2,877,000 2,630
5.294%, (US SOFR plus 1.460%), 7/22/35 α 1,472,000 1,498
5.572%, (US SOFR plus 1.680%), 4/22/36 α 688,000 713
Kimco Realty OP LLC
4.850%, 3/1/35 1,291,000 1,264
5.300%, 2/1/36 1,484,000 1,494

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (25.5%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Lloyds Banking Group PLC  α
6.068%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.600%), 6/13/36 α 1,706,000 1,754
Mitsubishi UFJ Financial Group, Inc.  α
5.159%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.170%), 4/24/31 α 2,096,000 2,146
Morgan Stanley
4.994%, (US SOFR plus 1.380%), 4/12/29 α 4,866,000 4,937
5.042%, (US SOFR plus 1.215%), 7/19/30 α 4,414,000 4,489
5.192%, (US SOFR plus 1.510%), 4/17/31 α 3,512,000 3,600
5.230%, (US SOFR plus 1.108%), 1/15/31 α 4,743,000 4,855
5.449%, (US SOFR plus 1.630%), 7/20/29 α 1,865,000 1,918
5.831%, (US SOFR plus 1.580%), 4/19/35 α 4,357,000 4,565
NatWest Group PLC  α
5.115%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.050%), 5/23/31 α 2,507,000 2,548
Nomura Holdings, Inc.
4.904%, 7/1/30 3,123,000 3,134
5.491%, 6/29/35 1,795,000 1,806
Oaktree Specialty Lending Corp.
6.340%, 2/27/30 1,629,000 1,614
The PNC Financial Services Group, Inc.  α
4.812%, (US SOFR plus
1.259%), 10/21/32 α 2,198,000 2,203
Realty Income Corp.
2.100%, 3/15/28 910,000 862
2.850%, 12/15/32 1,174,000 1,027
3.400%, 1/15/30 972,000 930
4.900%, 7/15/33 1,397,000 1,393
Regency Centers LP
2.950%, 9/15/29 2,221,000 2,101
5.000%, 7/15/32 1,403,000 1,419
5.250%, 1/15/34 1,904,000 1,932
Santander Holdings USA, Inc.
5.741%, (US SOFR plus 1.878%), 3/20/31 α 1,236,000 1,269
6.342%, (US SOFR plus 2.138%), 5/31/35 α 1,508,000 1,575
Societe Generale SA  144A  144A
7.132%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.950%), 1/19/55 144A α 920,000 937
7.367%, 1/10/53 144A 523,000 548
State Street Corp.
4.729%, 2/28/30 3,833,000 3,891
Store Capital LLC
2.700%, 12/1/31 564,000 478
2.750%, 11/18/30 1,434,000 1,264
5.400%, 4/30/30 144A 963,000 976
Sumitomo Mitsui Financial Group, Inc.
4.660%, (US SOFR plus 1.190%), 7/8/31 α 1,710,000 1,710
4.954%, (US SOFR plus 1.380%), 7/8/33 α 1,710,000 1,710
5.246%, (US SOFR plus 1.500%), 7/8/36 α 1,992,000 1,992
Sun Communities Operating LP
4.200%, 4/15/32 1,781,000 1,685
Wells Fargo & Co.
4.897%, (US SOFR plus 2.100%), 7/25/33 α 1,486,000 1,486
4.970%, (US SOFR plus 1.370%), 4/23/29 α 4,930,000 4,999
5.150%, (US SOFR plus 1.500%), 4/23/31 α 4,153,000 4,253
5.211%, (US SOFR plus 1.380%), 12/3/35 α 1,534,000 1,540
Corporate Bonds (25.5%) Shares/ Par
+
Value
$ (000’s)
Financial continued
5.574%, (US SOFR plus 1.740%), 7/25/29 α 938,000 969
5.707%, (US SOFR plus 1.070%), 4/22/28 α 1,492,000 1,524
6.303%, (US SOFR plus
1.790%), 10/23/29 α 955,000 1,009
Total 244,545
Industrial (2.2%)
The Boeing Co.
5.805%, 5/1/50 1,662,000 1,594
6.858%, 5/1/54 993,000 1,087
Caterpillar Financial Services Corp.
4.375%, 8/16/29 1,964,000 1,979
4.850%, 2/27/29 1,890,000 1,934
5.000%, 5/14/27 2,866,000 2,915
Caterpillar, Inc.
5.200%, 5/15/35 3,134,000 3,195
CRH America Finance, Inc.
5.500%, 1/9/35 1,578,000 1,617
CRH SMW Finance DAC
5.125%, 1/9/30 1,578,000 1,618
Crowley Conro LLC
4.181%, 8/15/43 1,128,988 998
Deere & Co.
5.450%, 1/16/35 4,303,000 4,482
5.700%, 1/19/55 1,990,000 2,057
Eaton Capital ULC
4.450%, 5/9/30 1,276,000 1,282
Embraer Netherlands Finance BV
5.980%, 2/11/35 2,485,000 2,561
General Dynamics Corp.
4.950%, 8/15/35 1,855,000 1,862
Howmet Aerospace, Inc.
4.850%, 10/15/31 1,276,000 1,292
John Deere Capital Corp.
4.150%, 9/15/27 1,879,000 1,883
4.500%, 1/8/27 2,369,000 2,384
4.550%, 6/5/30 2,217,000 2,237
4.650%, 1/7/28 1,668,000 1,693
4.850%, 6/11/29 311,000 319
5.150%, 9/8/26 1,753,000 1,774
Northrop Grumman Corp.
4.650%, 7/15/30 1,367,000 1,379
5.250%, 7/15/35 1,269,000 1,295
Rollins, Inc.
5.250%, 2/24/35 1,165,000 1,169
Siemens Funding BV  144A  144A
4.350%, 5/26/28 144A 3,119,000 3,143
4.600%, 5/28/30 144A 2,081,000 2,102
4.900%, 5/28/32 144A 2,508,000 2,544
5.200%, 5/28/35 144A 2,508,000 2,554
5.800%, 5/28/55 144A 1,272,000 1,310
Union Pacific Corp.
2.375%, 5/20/31 896,000 806
2.800%, 2/14/32 1,215,000 1,095
United Parcel Service, Inc.
5.250%, 5/14/35 1,649,000 1,682
5.950%, 5/14/55 1,484,000 1,523
6.050%, 5/14/65 1,897,000 1,941
Total 63,306

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (25.5%) Shares/ Par
+
Value
$ (000’s)
Technology (2.9%)
Accenture Capital, Inc.
4.250%, 10/4/31 3,821,000 3,785
4.500%, 10/4/34 2,101,000 2,045
Apple, Inc.
2.375%, 2/8/41 685,000 479
2.650%, 5/11/50 746,000 468
2.650%, 2/8/51 576,000 358
3.950%, 8/8/52 1,803,000 1,437
4.000%, 5/12/28 1,441,000 1,444
4.200%, 5/12/30 2,477,000 2,488
Autodesk, Inc.
2.400%, 12/15/31 116,000 102
5.300%, 6/15/35 1,237,000 1,258
Broadcom, Inc.  144A  144A
2.450%, 2/15/31 144A 1,473,000 1,317
3.150%, 11/15/25 1,104,000 1,098
4.150%, 2/15/28 2,344,000 2,337
4.550%, 2/15/32 2,388,000 2,366
4.800%, 10/15/34 3,344,000 3,303
4.926%, 5/15/37 144A 1,346,000 1,306
5.050%, 7/12/29 3,436,000 3,518
5.150%, 11/15/31 6,087,000 6,262
Cadence Design Systems, Inc.
4.200%, 9/10/27 1,780,000 1,782
4.300%, 9/10/29 4,944,000 4,945
4.700%, 9/10/34 2,712,000 2,679
Foundry JV Holdco LLC  144A  144A
5.500%, 1/25/31 144A 1,629,000 1,671
5.900%, 1/25/33 144A 793,000 822
6.100%, 1/25/36 144A 1,351,000 1,398
6.200%, 1/25/37 144A 1,479,000 1,539
6.300%, 1/25/39 144A 1,255,000 1,313
Hewlett Packard Enterprise Co.
5.600%, 10/15/54 1,023,000 945
Intel Corp.
2.800%, 8/12/41 809,000 544
3.250%, 11/15/49 474,000 300
5.600%, 2/21/54 475,000 436
5.625%, 2/10/43 540,000 514
5.700%, 2/10/53 875,000 814
5.900%, 2/10/63 709,000 666
KLA Corp.
3.300%, 3/1/50 772,000 535
4.700%, 2/1/34 1,902,000 1,894
Micron Technology, Inc.
5.650%, 11/1/32 1,233,000 1,282
6.050%, 11/1/35 3,370,000 3,527
NetApp, Inc.
5.500%, 3/17/32 2,585,000 2,663
Oracle Corp.
4.000%, 7/15/46 1,635,000 1,261
5.375%, 9/27/54 224,000 205
6.000%, 8/3/55 1,818,000 1,815
Synopsys, Inc.
4.650%, 4/1/28 1,437,000 1,452
4.850%, 4/1/30 2,055,000 2,083
5.000%, 4/1/32 1,644,000 1,665
5.700%, 4/1/55 411,000 409
Texas Instruments, Inc.
4.500%, 5/23/30 2,062,000 2,084
Corporate Bonds (25.5%) Shares/ Par
+
Value
$ (000’s)
Technology continued
5.000%, 3/14/53 1,125,000 1,038
5.100%, 5/23/35 2,062,000 2,101
5.150%, 2/8/54 951,000 896
Total 80,649
Utilities (2.4%)
Alabama Power Co.
5.100%, 4/2/35 1,333,000 1,343
American Transmission Systems, Inc.  144A  144A
2.650%, 1/15/32 144A 586,000 515
Baltimore Gas & Electric Co.
2.250%, 6/15/31 1,257,000 1,116
5.450%, 6/1/35 1,650,000 1,691
CenterPoint Energy Houston Electric LLC
3.600%, 3/1/52 928,000 667
Chile Electricity Lux MPC SARL  144A  144A
5.580%, 10/20/35 144A 1,202,331 1,202
5.672%, 10/20/35 144A 2,285,000 2,302
Consolidated Edison Co. of New York, Inc.
3.200%, 12/1/51 282,000 187
3.700%, 11/15/59 479,000 332
5.375%, 5/15/34 942,000 972
5.500%, 3/15/34 1,159,000 1,205
5.500%, 3/15/55 1,687,000 1,635
Consumers Energy Co.
4.500%, 1/15/31 2,466,000 2,476
5.050%, 5/15/35 1,823,000 1,836
DTE Electric Co.
2.950%, 3/1/50 1,467,000 954
3.650%, 3/1/52 672,000 494
5.250%, 5/15/35 864,000 880
Duke Energy Carolinas LLC
2.550%, 4/15/31 573,000 518
2.850%, 3/15/32 1,561,000 1,400
3.550%, 3/15/52 1,137,000 820
5.250%, 3/15/35 1,370,000 1,401
5.350%, 1/15/53 1,101,000 1,056
Duke Energy Corp.
3.500%, 6/15/51 779,000 535
Duke Energy Florida LLC
2.400%, 12/15/31 1,252,000 1,108
Duke Energy Progress LLC
2.500%, 8/15/50 1,268,000 734
3.700%, 10/15/46 286,000 216
Entergy Arkansas LLC
2.650%, 6/15/51 1,132,000 662
5.150%, 1/15/33 1,885,000 1,932
Entergy Mississippi LLC
5.800%, 4/15/55 1,229,000 1,230
Exelon Corp.
5.875%, 3/15/55 1,892,000 1,888
FirstEnergy Pennsylvania Electric Co.  144A  144A
3.250%, 3/15/28 144A 1,224,000 1,187
4.300%, 1/15/29 144A 1,477,000 1,463
5.200%, 4/1/28 144A 967,000 986
Georgia Power Co.
5.200%, 3/15/35 493,000 500
Jersey Central Power & Light Co.  144A  144A
2.750%, 3/1/32 144A 1,381,000 1,211
5.100%, 1/15/35 1,118,000 1,115

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (25.5%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
MidAmerican Energy Co.
2.700%, 8/1/52 1,089,000 674
Mississippi Power Co.
3.100%, 7/30/51 1,507,000 989
4.250%, 3/15/42 639,000 545
Northern States Power Co.
5.050%, 5/15/35 2,056,000 2,076
5.400%, 3/15/54 760,000 733
5.650%, 6/15/54 825,000 830
NSTAR Electric Co.
5.200%, 3/1/35 740,000 745
5.400%, 6/1/34 1,451,000 1,486
Ohio Edison Co.  144A  144A
4.950%, 12/15/29 144A 1,237,000 1,254
Oncor Electric Delivery Co. LLC  144A  144A
5.350%, 4/1/35 144A 1,155,000 1,177
5.800%, 4/1/55 144A 1,348,000 1,354
Pacific Gas & Electric Co.
3.500%, 8/1/50 477,000 306
3.950%, 12/1/47 2,914,000 2,056
4.200%, 6/1/41 730,000 561
4.950%, 7/1/50 3,589,000 2,893
PECO Energy Co.
2.850%, 9/15/51 1,516,000 955
PPL Capital Funding, Inc.
5.250%, 9/1/34 873,000 880
Public Service Company of Oklahoma
3.150%, 8/15/51 850,000 532
Public Service Electric & Gas Co.
1.900%, 8/15/31 2,159,000 1,869
2.050%, 8/1/50 349,000 185
2.700%, 5/1/50 588,000 365
5.050%, 3/1/35 1,451,000 1,467
5.500%, 3/1/55 575,000 567
Sempra  α
6.550%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
2.138%), 4/1/55 α 274,000 260
Southern California Edison Co.
4.125%, 3/1/48 946,000 686
Trans-Allegheny Interstate Line Co.  144A  144A
5.000%, 1/15/31 144A 1,791,000 1,822
Virginia Electric & Power Co.
2.950%, 11/15/51 1,257,000 785
Total 67,821
Total Corporate Bonds (Cost: $722,282) 718,890
Governments ( 17.3% )
Governments (17.3%)
Bank Gospodarstwa Krajowego 144A 144A
6.250%, 7/9/54 144A 2,182,000 2,163
Chile Government International Bond
5.650%, 1/13/37 1,782,000 1,836
Export Finance & Insurance Corp. 144A 144A
4.625%, 10/26/27 144A 3,290,000 3,347
Federal National Mortgage Association
0.000%, 11/15/30 PO  9,391,000 7,564
Israel Government International Bond
3.875%, 7/3/50 775,000 545
4.500%, 1/17/33 553,000 528
Governments (17.3%) Shares/ Par
+
Value
$ (000’s)
Governments continued
5.375%, 2/19/30 3,679,000 3,749
5.625%, 2/19/35 2,238,000 2,274
5.750%, 3/12/54 2,131,000 1,972
Republic of Paraguay 144A 144A
5.400%, 3/30/50 144A 3,408,000 2,914
6.650%, 3/4/55 144A 830,000 829
Republic of Peru
5.500%, 3/30/36 2,400,000 2,402
United Mexican States
3.500%, 2/12/34 1,750,000 1,467
4.400%, 2/12/52 1,249,000 874
4.600%, 1/23/46 1,349,000 1,017
4.600%, 2/10/48 1,184,000 878
4.750%, 3/8/44 1,304,000 1,025
6.625%, 1/29/38 3,276,000 3,325
US Treasury
0.500%, 10/31/27 17,402,000 16,162
1.125%, 8/15/40 15,309,000 9,418
1.375%, 11/15/40 39,079,000 24,896
1.750%, 8/15/41 93,559,000 62,114
1.875%, 2/15/32 253,000 222
1.875%, 2/28/29 18,928,000 17,738
2.000%, 11/15/41 71,799,000 49,379
2.250%, 8/15/46 10,114,000 6,626
2.375%, 2/15/42 8,325,000 6,056
2.500%, 5/15/46 11,270,000 7,784
3.000%, 2/15/48 53,778,000 39,957
3.000%, 8/15/48 12,706,000 9,397
3.000%, 2/15/49 10,122,000 7,458
3.125%, 5/15/48 19,908,000 15,104
3.625%, 3/31/30 2,568,000 2,550
3.750%, 6/30/27 8,469,000 8,474
3.875%, 6/30/30 43,792,000 43,960
3.875%, 6/15/28 21,865,000 21,981
4.125%, 5/31/32 10,756,000 10,847
4.250%, 5/15/35 15,557,000 15,581
4.250%, 8/15/54 16,329,000 14,912
4.625%, 2/15/55 27,824,000 27,085
5.000%, 5/15/45 28,481,000 29,255
Total 485,665
Total Governments (Cost: $493,773) 485,665
144A 144A 144A
Municipal Bonds ( 0.1% )
Municipal Bonds (0.1%)
North Texas Tollway Authority, Series 2009-B
6.718%, 1/1/49 RB   1,241,000 1,366
The Ohio State University
4.800%, 6/1/11 RB   148,000 124
Port Authority of New York & New Jersey
4.458%, 10/1/62 RB   2,355,000 1,976
The University of Texas System
2.439%, 8/15/49 RB   785,000 469
Total Municipal Bonds (Cost: $5,098) 3,935

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products ( 56.8% ) Shares/ Par
+
Value
$ (000's)
Asset Backed Securities (9.6%)
Ally Auto Receivables Trust, Series 2022-3,
Class A4
5.070%, 6/15/31  1,172,000 1,179
Ally Auto Receivables Trust, Series 2024-2,
Class A4
4.140%, 10/15/30  1,442,000 1,437
American Express Credit Account Master
Trust, Series 2023-4, Class A
5.150%, 9/15/30  6,273,000 6,479
American Express Credit Account Master
Trust, Series 2025-1, Class A
4.560%, 12/25/29  8,215,000 8,318
American Express Credit Account Master
Trust, Series 2025-2, Class A
4.280%, 4/15/30  8,196,000 8,246
AmeriCredit Automobile Receivables Trust,
Series 2022-2, Class A3
4.380%, 4/18/28  243,227 243
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class A3
5.620%, 11/18/27  789,623 793
AmeriCredit Automobile Receivables Trust,
Series 2023-2, Class A3
5.810%, 5/18/28  2,140,000 2,156
AutoNation Finance Trust, Series 2025-1A,
Class A3 144A 144A
4.620%, 11/13/29 144A  1,891,000 1,906
AutoNation Finance Trust, Series 2025-1A,
Class A4 144A 144A
4.760%, 6/10/30 144A  983,000 994
Avis Budget Rental Car Funding AESOP LLC,
Series 2025-2A, Class A 144A 144A
5.120%, 8/20/31 144A  1,912,000 1,945
BA Credit Card Trust, Series 2024-A1, Class A
4.930%, 5/15/29  2,252,000 2,285
BA Credit Card Trust, Series 2025-A1, Class A
4.310%, 5/15/30  5,726,000 5,765
Carmax Auto Owner Trust, Series 2025-2,
Class A3
4.480%, 3/15/30  4,491,000 4,532
Chase Auto Owner Trust, Series 2022-AA,
Class A4 144A 144A
3.990%, 3/27/28 144A  1,504,000 1,499
Chase Issuance Trust, Series 2024-A2I,
Class A
4.630%, 1/15/31  9,907,000 10,084
Citibank Credit Card Issuance Trust, Series
2025-A1, Class A
4.300%, 6/21/30  4,767,000 4,795
Citibank Credit Card Issuance Trust, Series
2025-A2, Class A
4.490%, 6/21/32  4,767,000 4,801
College Avenue Student Loans LLC, Series
2017-A, Class A1 144A 144A
6.084%, (US SOFR 1 Month plus 1.765%),
11/26/46 144A  433,939 437
College Avenue Student Loans LLC, Series
2018-A, Class A2 144A 144A
4.130%, 12/26/47 144A  409,971 401
Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
College Avenue Student Loans LLC, Series
2019-A, Class A2 144A 144A
3.280%, 12/28/48 144A  846,406 810
Ford Credit Auto Lease Trust, Series 2024-A,
Class A4
5.050%, 6/15/27  1,103,000 1,111
Ford Credit Auto Lease Trust, Series 2025-A,
Class A3
4.720%, 6/15/28  1,707,000 1,721
Ford Credit Auto Owner Trust, Series 2022-1,
Class A 144A 144A
3.880%, 11/15/34 144A  3,600,000 3,573
Ford Credit Auto Owner Trust, Series 2022-D,
Class A4
5.300%, 3/15/28  1,060,000 1,070
Ford Credit Auto Owner Trust, Series 2024-D,
Class A3
4.610%, 8/15/29  1,067,000 1,078
Ford Credit Auto Owner Trust, Series 2025-1,
Class A 144A 144A
4.860%, 8/15/37 144A ∑ 6,556,000 6,687
Ford Credit Floorplan Master Owner Trust,
Series 2024-3, Class A1 144A 144A
4.300%, 9/15/29 144A  6,050,000 6,060
Ford Credit Floorplan Master Owner Trust,
Series 2024-4, Class A 144A 144A
4.400%, 9/15/31 144A  2,666,000 2,670
Ford Credit Floorplan Master Owner Trust,
Series 2025-1, Class A1
4.630%, 4/15/30  4,654,000 4,705
GM Financial Automobile Leasing Trust, Series
2023-3, Class A4
5.440%, 8/20/27  955,000 959
GM Financial Automobile Leasing Trust, Series
2025-2, Class A3
4.580%, 5/22/28  1,287,000 1,295
GM Financial Revolving Receivables Trust,
Series 2024-1, Class A 144A 144A
4.980%, 12/11/36 144A  1,576,000 1,611
GM Financial Revolving Receivables Trust,
Series 2024-2, Class A 144A 144A
4.520%, 3/11/37 144A  1,506,000 1,515
GM Financial Revolving Receivables Trust,
Series 2025-1, Class A 144A 144A
4.640%, 12/11/37 144A  9,737,000 9,839
GMF Floorplan Owner Revolving Trust, Series
2024-2A, Class A1 144A 144A
4.640%, 3/15/30 144A  4,883,000 4,930
GMF Floorplan Owner Revolving Trust, Series
2024-4A, Class A1 144A 144A
4.730%, 11/15/29 144A  3,613,000 3,655
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class A3 144A 144A
4.530%, 4/17/28 144A  3,749,000 3,775
Hyundai Auto Receivables Trust, Series 2022-
A, Class A3
2.220%, 10/15/26  228,828 228
Hyundai Auto Receivables Trust, Series 2022-
A, Class A4
2.350%, 4/17/28  1,194,000 1,184

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Hyundai Auto Receivables Trust, Series 2023-
A, Class A4
4.480%, 7/17/28  2,148,000 2,151
Hyundai Auto Receivables Trust, Series 2023-
B, Class A3
5.480%, 4/17/28  1,058,510 1,065
Mercedes-Benz Auto Lease Trust, Series
2025-A, Class A3
4.610%, 4/16/29  4,063,000 4,109
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A4
5.250%, 2/15/29  2,454,000 2,479
Mercedes-Benz Auto Receivables Trust,
Series 2025-1, Class A3
4.780%, 12/17/29  2,096,000 2,124
Navient Private Education Refi Loan Trust,
Series 2018-DA, Class A2A 144A 144A
4.000%, 12/15/59 144A  876,186 867
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A2A 144A 144A
3.420%, 1/15/43 144A  391,964 389
Navient Private Education Refi Loan Trust,
Series 2019-C, Class A2 144A 144A
3.130%, 2/15/68 144A  460,656 452
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2A 144A 144A
3.010%, 12/15/59 144A  1,976,372 1,918
Navient Private Education Refi Loan Trust,
Series 2019-FA, Class A2 144A 144A
2.600%, 8/15/68 144A  1,091,320 1,051
Navient Private Education Refi Loan Trust,
Series 2020-EA, Class A 144A 144A
1.690%, 5/15/69 144A  66,053 61
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A 144A 144A
1.170%, 9/16/69 144A  1,200,690 1,118
Navient Private Education Refi Loan Trust,
Series 2021-BA, Class A 144A 144A
0.940%, 7/15/69 144A  555,445 505
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A 144A 144A
1.060%, 10/15/69 144A  1,953,559 1,758
Navient Private Education Refi Loan Trust,
Series 2021-EA, Class A 144A 144A
0.970%, 12/16/69 144A  3,301,809 2,954
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A 144A 144A
1.110%, 2/18/70 144A  2,094,207 1,854
Navient Private Education Refi Loan Trust,
Series 2021-GA, Class A 144A 144A
1.580%, 4/15/70 144A  535,899 484
Navient Private Education Refi Loan Trust,
Series 2022-A, Class A 144A 144A
2.230%, 7/15/70 144A  5,290,996 4,844
Navient Student Loan Trust, Series 2021-3A,
Class A1A 144A 144A
1.770%, 8/25/70 144A  2,129,132 1,862
Nelnet Student Loan Trust, Series 2004-4,
Class A5
4.785%, (US 90 Day Average SOFR plus
0.422%), 1/25/37  812,792 809
Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2005-1,
Class A5
4.735%, (US 90 Day Average SOFR plus
0.372%), 10/25/33  2,595,214 2,569
Nelnet Student Loan Trust, Series 2005-2,
Class A5
4.670%, (US 90 Day Average SOFR plus
0.362%), 3/23/37  2,380,201 2,356
Nelnet Student Loan Trust, Series 2005-3,
Class A5
4.724%, (US 90 Day Average SOFR plus
0.382%), 12/24/35  1,781,548 1,766
Nissan Auto Lease Trust, Series 2025-A, Class
A3
4.750%, 3/15/28  3,224,000 3,260
Nissan Auto Receivables Owner Trust, Series
2022-B, Class A4
4.450%, 11/15/29  1,459,000 1,461
Nissan Auto Receivables Owner Trust, Series
2025-A, Class A3
4.490%, 12/17/29  3,173,000 3,205
Nissan Auto Receivables Owner Trust, Series
2025-A, Class A4
4.570%, 11/15/30  2,394,000 2,419
PenFed Auto Receivables Owner Trust, Series
2022-A, Class A4 144A 144A
4.180%, 12/15/28 144A  562,726 562
Santander Drive Auto Receivables Trust,
Series 2024-3, Class A3
5.630%, 1/16/29  2,440,000 2,452
Santander Drive Auto Receivables Trust,
Series 2025-2, Class A3
4.670%, 8/15/29  2,360,000 2,377
SBNA Auto Lease Trust, Series 2024-C, Class
A4 144A 144A
4.420%, 3/20/29 144A  1,391,000 1,389
SBNA Auto Receivables Trust, Series 2024-A,
Class A3 144A 144A
5.320%, 12/15/28 144A  1,248,184 1,252
SBNA Auto Receivables Trust, Series 2024-A,
Class A4 144A 144A
5.210%, 4/16/29 144A  636,000 642
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A3 144A 144A
4.950%, 5/21/29 144A  3,282,000 3,296
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A4 144A 144A
4.940%, 1/21/31 144A  557,000 565
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A3 144A 144A
5.330%, 11/20/29 144A  2,099,000 2,124
SFS Auto Receivables Securitization Trust,
Series 2025-2A, Class A4 144A 144A
4.580%, 5/20/31 144A  1,765,000 1,771
SMB Private Education Loan Trust, Series
2021-A, Class APT1 144A 144A
1.070%, 1/15/53 144A  2,953,875 2,659
SoFi Professional Loan Program LLC, Series
2017-D, Class A2FX 144A 144A
2.650%, 9/25/40 144A  16,353 16

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
SoFi Professional Loan Program LLC, Series
2021-B, Class AFX 144A 144A
1.140%, 2/15/47 144A  1,597,368 1,391
Stellantis Financial Underwritten Enhanced
Lease Trust, Series 2025-AA, Class A3 144A 144A
4.470%, 7/20/28 144A  5,150,000 5,170
Synchrony Card Funding LLC, Series 2025-
A2, Class A
4.490%, 5/15/31  6,301,000 6,360
Synchrony Card Issuance Trust, Series 2025-
A1, Class A
4.780%, 2/18/31  3,250,000 3,300
T-Mobile US Trust, Series 2022-1A, Class A 144A 144A
4.910%, 5/22/28 144A  585,953 586
T-Mobile US Trust, Series 2024-2A, Class A 144A 144A
4.250%, 5/21/29 144A  2,560,000 2,563
T-Mobile US Trust, Series 2025-1A, Class A 144A 144A
4.740%, 11/20/29 144A  2,387,000 2,417
Toyota Auto Loan Extended Note Trust, Series
2025-1A, Class A 144A 144A
4.650%, 5/25/38 144A  2,386,000 2,418
Toyota Auto Receivables Owner Trust, Series
2022-D, Class A4
5.430%, 4/17/28  1,337,000 1,360
Toyota Auto Receivables Owner Trust, Series
2023-B, Class A3
4.710%, 2/15/28  2,343,955 2,348
Toyota Auto Receivables Owner Trust, Series
2023-C, Class A3
5.160%, 4/17/28  3,314,714 3,333
Toyota Auto Receivables Owner Trust, Series
2025-B, Class A3
4.340%, 11/15/29  497,000 500
USB Auto Owner Trust, Series 2025-1A, Class
A3 144A 144A
4.490%, 6/17/30 144A  2,155,000 2,172
USB Auto Owner Trust, Series 2025-1A, Class
A4 144A 144A
4.620%, 12/16/30 144A  644,000 652
Verizon Master Trust, Series 2023-4,
Class A1A
5.160%, 6/20/29  7,176,000 7,237
Verizon Master Trust, Series 2024-7, Class A 144A 144A
4.350%, 8/20/32 144A  4,438,000 4,447
4.940%, 1/20/33 144A  5,536,000 5,674
Verizon Master Trust, Series 2025-3, Class
A1A
4.510%, 3/20/30  5,037,000 5,059
Verizon Master Trust, Series 2025-4, Class A 144A 144A
4.760%, 3/21/33 144A  5,037,000 5,115
Volkswagen Auto Loan Enhanced Trust, Series
2023-1, Class A3
5.020%, 6/20/28  2,922,577 2,936
Volkswagen Auto Loan Enhanced Trust, Series
2024-1, Class A3
4.630%, 7/20/29  1,375,000 1,389
Wells Fargo Card Issuance Trust, Series 2024-
A2, Class A
4.290%, 10/15/29  3,908,000 3,926
Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
World Financial Network Credit Card Master
Trust, Series 2024-A, Class A
5.470%, 2/17/31  723,000 739
World Financial Network Credit Card Master
Trust, Series 2024-B, Class A
4.620%, 5/15/31  2,064,000 2,079
Total 268,937
Mortgage Securities (47.2%)
Angel Oak Mortgage Trust, Series 2020-2,
Class A1A 144A 144A
2.531%, (AFC), 1/26/65 144A  593,642 562
Angel Oak Mortgage Trust, Series 2020-5,
Class A1 144A 144A
1.373%, (AFC), 5/25/65 144A  125,875 121
Angel Oak Mortgage Trust, Series 2021-6,
Class A1 144A 144A
1.458%, (AFC), 9/25/66 144A  1,339,225 1,127
BANK, Series 2022-BNK44, Class A5
5.935%, (CSTR), 11/15/55  1,073,000 1,126
BANK5 Trust, Series 2025-5YR13, Class A3
5.753%, 1/15/58  455,000 474
Barclays Commercial Mortgage Securities
LLC, Series 2018-C2, Class ASB
4.236%, 12/15/51  453,231 452
Barclays Commercial Mortgage Securities,
Series 2022-C17, Class A5
4.441%, 9/15/55  2,207,000 2,141
BBCMS Mortgage Trust, Series 2025-5C33,
Class A4
5.839%, 3/15/58  5,525,000 5,783
BBCMS Mortgage Trust, Series 2025-5C34,
Class A3
5.659%, 5/15/58  1,233,000 1,286
Benchmark Mortgage Trust, Series 2021-B25,
Class A4
2.268%, 4/15/54  910,000 813
Benchmark Mortgage Trust, Series 2025-V15,
Class A3
5.805%, 6/15/58  909,000 953
BMO Mortgage Trust, Series 2025-5C10,
Class A3
5.578%, 5/15/58  1,367,000 1,416
BMO Mortgage Trust, Series 2025-C11, Class
A5
5.687%, 2/15/58  1,380,000 1,443
BMO Mortgage Trust, Series 2025-C12, Class
A5
5.871%, (AFC), 6/15/58  911,000 964
Bunker Hill Loan Depositary Trust, Series
2019-2, Class A1 144A 144A
2.879%, (AFC), 7/25/49 144A ∑ 494,156 482
BX Commercial Mortgage Trust, Series 2021-
VOLT, Class A 144A 144A
5.126%, (US SOFR 1 Month plus 0.815%),
9/15/36 144A  6,628,722 6,608
Citigroup Mortgage Loan Trust, Series 2005-1,
Class 3A1
6.500%, 4/25/35  46,346 47

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
COLT Mortgage Loan Trust, Series 2021-2,
Class A1 144A 144A
0.924%, (AFC), 8/25/66 144A  1,699,476 1,428
COLT Mortgage Loan Trust, Series 2021-4,
Class A1 144A 144A
1.397%, (AFC), 10/25/66 144A  1,857,816 1,581
COMM Mortgage Trust, Series 2015-LC23,
Class A3
3.521%, 10/10/48  613,053 612
Federal Home Loan Mortgage Corp.
2.000%, 11/1/30  1,911,814 1,828
2.000%, 12/1/30  980,954 938
2.000%, 6/1/40  5,603,203 4,905
2.000%, 7/1/40  9,406,285 8,155
2.000%, 8/1/40  6,011,564 5,257
2.000%, 10/1/40  6,234,834 5,395
2.000%, 11/1/40  10,072,203 8,709
2.000%, 12/1/40  1,716,928 1,482
2.000%, 1/1/41  1,304,670 1,126
2.000%, 2/1/41  1,412,081 1,218
2.000%, 11/1/41  2,695,174 2,320
2.000%, 3/1/42  2,501,923 2,133
2.000%, 2/1/47  1,028,053 818
2.000%, 12/1/51  777,748 631
2.500%, 10/1/32  33,082,091 31,771
2.500%, 7/1/33  3,329,796 3,267
2.500%, 4/1/37  1,782,050 1,678
2.500%, 4/1/42  942,506 835
2.500%, 5/1/42  3,450,031 3,062
2.500%, 6/1/42  1,222,061 1,088
2.500%, 8/1/43  2,729,993 2,428
2.500%, 6/1/46  3,192,137 2,832
2.500%, 11/1/46  2,194,029 1,875
2.500%, 9/1/51  5,694,022 4,802
2.500%, 1/1/52  29,706,759 25,019
2.500%, 2/1/52  564,617 473
2.500%, 3/1/52  2,031,434 1,703
3.000%, 4/1/40  1,511,137 1,411
3.000%, 3/1/43  1,070,832 968
3.000%, 4/1/43  4,177,906 3,777
3.000%, 5/1/43  3,794,131 3,436
3.000%, 8/1/43  2,760,329 2,495
3.000%, 2/1/45  3,739,551 3,354
3.000%, 4/1/45  4,076,981 3,683
3.000%, 5/1/45  2,084,854 1,859
3.000%, 1/1/46  1,857,294 1,684
3.000%, 9/1/46  2,822,429 2,510
3.000%, 2/1/47  679,048 615
3.000%, 4/1/47  12,733,529 11,298
3.000%, 11/1/48  3,078,409 2,731
3.000%, 5/1/49  1,431,124 1,271
3.000%, 11/1/49  1,739,966 1,544
3.102%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.621%),
2/1/50  1,630,216 1,630
3.951%, (US 30 Day Average SOFR plus
2.140%), 8/1/52  1,669,882 1,616
4.000%, 3/1/50  5,453,740 5,176
4.222%, (US 30 Day Average SOFR plus
2.305%), 5/1/53  4,762,527 4,718
Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
4.500%, 6/1/39  66,183 66
4.500%, 7/1/39  76,505 76
4.610%, (US 30 Day Average SOFR plus
2.352%), 3/1/53  3,271,472 3,233
4.841%, (US 30 Day Average SOFR plus
2.154%), 1/1/55  2,646,538 2,662
4.855%, (US 30 Day Average SOFR plus
2.246%), 6/1/55  8,416,964 8,398
4.991%, (US 30 Day Average SOFR plus
2.258%), 2/1/54  995,369 1,002
5.020%, (US 30 Day Average SOFR plus
2.139%), 6/1/55  1,581,000 1,591
5.068%, (US 30 Day Average SOFR plus
2.060%), 7/1/55  841,000 845
5.133%, (US 30 Day Average SOFR plus
2.225%), 6/1/55  7,542,000 7,587
5.415%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.640%),
11/1/48  970,958 1,010
5.450%, (US 30 Day Average SOFR plus
2.090%), 5/1/55  914,334 924
5.500%, 5/1/55  11,279,397 11,309
6.000%, 9/1/54  17,415,837 18,031
6.000%, 10/1/54  3,001,054 3,107
6.000%, 12/1/54  2,048,229 2,124
6.000%, 5/1/55  11,102,367 11,318
6.000%, 6/1/55  4,475,524 4,553
6.500%, 9/1/54  6,773,457 7,129
6.500%, 10/1/54  2,079,328 2,192
6.500%, 11/1/54  514,092 540
Federal Home Loan Mortgage Corp. Stripped,
Series 326, Class F2
4.968%, (US 30 Day Average SOFR plus
0.665%), 3/15/44  1,032,511 1,028
Federal Home Loan Mortgage Corp., Series
1582, Class M
2.500%, 5/25/49  1,384,728 1,221
Federal Home Loan Mortgage Corp., Series
2002-2439, Class LH
6.000%, 4/15/32  86,525 90
Federal Home Loan Mortgage Corp., Series
2012-264, Class 30
3.000%, 7/15/42  2,230,304 2,042
Federal Home Loan Mortgage Corp., Series
2012-271, Class F5
4.918%, (US 30 Day Average SOFR plus
0.615%), 8/15/42  848,099 838
Federal Home Loan Mortgage Corp., Series
2012-272, Class F1
4.918%, (US 30 Day Average SOFR plus
0.615%), 8/15/42  1,343,825 1,328
Federal Home Loan Mortgage Corp., Series
2012-280, Class F1
4.918%, (US 30 Day Average SOFR plus
0.615%), 9/15/42  1,364,169 1,348
Federal Home Loan Mortgage Corp., Series
3693, Class FC
4.918%, (US 30 Day Average SOFR plus
0.615%), 7/15/40  687,578 681

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
3919, Class FA
4.918%, (US 30 Day Average SOFR plus
0.615%), 9/15/41  661,374 655
Federal Home Loan Mortgage Corp., Series
3958, Class AF
4.868%, (US 30 Day Average SOFR plus
0.565%), 11/15/41  619,753 613
Federal Home Loan Mortgage Corp., Series
3975, Class FA
4.908%, (US 30 Day Average SOFR plus
0.605%), 12/15/41  574,066 569
Federal Home Loan Mortgage Corp., Series
3990, Class FG
4.868%, (US 30 Day Average SOFR plus
0.565%), 1/15/42  718,736 711
Federal Home Loan Mortgage Corp., Series
4059, Class FP
4.868%, (US 30 Day Average SOFR plus
0.565%), 6/15/42  826,047 816
Federal Home Loan Mortgage Corp., Series
4091, Class BX
3.250%, 10/15/41  1,365,135 1,283
Federal Home Loan Mortgage Corp., Series
4091, Class EX
3.375%, 7/15/42  866,314 814
Federal Home Loan Mortgage Corp., Series
4091, Class FN
4.818%, (US 30 Day Average SOFR plus
0.515%), 8/15/42  813,047 801
Federal Home Loan Mortgage Corp., Series
4091, Class MX
3.250%, 2/15/42  1,059,222 988
Federal Home Loan Mortgage Corp., Series
4122, Class FP
4.818%, (US 30 Day Average SOFR plus
0.515%), 10/15/42  610,133 601
Federal Home Loan Mortgage Corp., Series
4160, Class HP
2.500%, 1/15/33  870,629 834
Federal Home Loan Mortgage Corp., Series
4177, Class HB
2.500%, 10/15/42  916,963 816
Federal Home Loan Mortgage Corp., Series
4184, Class FN
4.768%, (US 30 Day Average SOFR plus
0.465%), 3/15/43  471,370 463
Federal Home Loan Mortgage Corp., Series
4205, Class PA
1.750%, 5/15/43  745,249 641
Federal Home Loan Mortgage Corp., Series
4240, Class FA
4.918%, (US 30 Day Average SOFR plus
0.615%), 8/15/43  2,460,289 2,430
Federal Home Loan Mortgage Corp., Series
4281, Class FA
4.818%, (US 30 Day Average SOFR plus
0.515%), 12/15/43  370,478 368
Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
4286, Class VF
4.868%, (US 30 Day Average SOFR plus
0.565%), 12/15/43  1,843,812 1,820
Federal Home Loan Mortgage Corp., Series
4303, Class FA
4.768%, (US 30 Day Average SOFR plus
0.465%), 2/15/44  668,301 655
Federal Home Loan Mortgage Corp., Series
4427, Class CE
3.000%, 2/15/34  230,053 227
Federal Home Loan Mortgage Corp., Series
4446, Class CP
2.250%, 3/15/45  1,109,661 989
Federal Home Loan Mortgage Corp., Series
4527, Class GA
3.000%, 2/15/44  1,680,012 1,615
Federal Home Loan Mortgage Corp., Series
4582, Class HA
3.000%, 9/15/45  4,219,372 4,008
Federal Home Loan Mortgage Corp., Series
4587, Class AF
4.768%, (US 30 Day Average SOFR plus
0.465%), 6/15/46  1,193,634 1,184
Federal Home Loan Mortgage Corp., Series
4604, Class FB
4.818%, (US 30 Day Average SOFR plus
0.515%), 8/15/46  2,260,350 2,235
Federal Home Loan Mortgage Corp., Series
4611, Class BF
4.818%, (US 30 Day Average SOFR plus
0.515%), 6/15/41  8,648,559 8,550
Federal Home Loan Mortgage Corp., Series
4620, Class LF
4.818%, (US 30 Day Average SOFR plus
0.515%), 10/15/46  1,222,763 1,211
Federal Home Loan Mortgage Corp., Series
4628, Class KF
4.918%, (US 30 Day Average SOFR plus
0.615%), 1/15/55  1,323,337 1,296
Federal Home Loan Mortgage Corp., Series
4709, Class FA
4.718%, (US 30 Day Average SOFR plus
0.415%), 8/15/47  908,523 895
Federal Home Loan Mortgage Corp., Series
4719, Class LA
3.500%, 9/15/47  1,222,641 1,133
Federal Home Loan Mortgage Corp., Series
4719, Class LM
3.000%, 9/15/47  954,328 855
Federal Home Loan Mortgage Corp., Series
4742, Class PA
3.000%, 10/15/47  1,658,193 1,520
Federal Home Loan Mortgage Corp., Series
4753, Class BD
3.000%, 1/15/48  1,051,024 947
Federal Home Loan Mortgage Corp., Series
4826, Class KF
4.718%, (US 30 Day Average SOFR plus
0.415%), 9/15/48  796,290 778

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
4854, Class FB
4.718%, (US 30 Day Average SOFR plus
0.415%), 1/15/49  2,327,064 2,296
Federal Home Loan Mortgage Corp., Series
4857, Class JA
3.350%, 1/15/49  3,575,101 3,422
Federal Home Loan Mortgage Corp., Series
4880, Class DA
3.000%, 5/15/50  1,578,610 1,454
Federal Home Loan Mortgage Corp., Series
4903, Class NF
4.820%, (US 30 Day Average SOFR plus
0.515%), 8/25/49  746,688 735
Federal Home Loan Mortgage Corp., Series
4927, Class BG
3.000%, 11/25/49  1,661,377 1,537
Federal Home Loan Mortgage Corp., Series
4937, Class MD
2.500%, 10/25/49  1,637,907 1,458
Federal Home Loan Mortgage Corp., Series
4940, Class AG
3.000%, 5/15/40  1,025,583 972
Federal Home Loan Mortgage Corp., Series
4941, Class GA
2.000%, 12/15/47  950,755 800
Federal Home Loan Mortgage Corp., Series
4954, Class LB
2.500%, 2/25/50  768,191 676
Federal Home Loan Mortgage Corp., Series
4957, Class MY
3.000%, 2/25/50  1,143,000 948
Federal Home Loan Mortgage Corp., Series
4988, Class KF
4.770%, (US 30 Day Average SOFR plus
0.465%), 7/25/50  1,302,790 1,293
Federal Home Loan Mortgage Corp., Series
4993, Class KF
4.870%, (US 30 Day Average SOFR plus
0.565%), 7/25/50  7,512,229 7,216
Federal Home Loan Mortgage Corp., Series
5004, Class FM
4.770%, (US 30 Day Average SOFR plus
0.465%), 8/25/50  1,500,344 1,430
Federal Home Loan Mortgage Corp., Series
5020, Class ET
3.500%, 10/25/50  1,446,568 1,331
Federal Home Loan Mortgage Corp., Series
5058, Class BC
5.000%, 11/25/50  1,064,446 1,051
Federal Home Loan Mortgage Corp., Series
5091, Class AB
1.500%, 3/25/51  2,635,834 2,140
Federal Home Loan Mortgage Corp., Series
5092, Class HE
2.000%, 2/25/51  1,733,692 1,437
Federal Home Loan Mortgage Corp., Series
5116, Class PB
2.250%, 2/25/51  1,777,915 1,570
Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
5118, Class CA
1.500%, 10/15/33  1,715,000 1,582
Federal Home Loan Mortgage Corp., Series
5119, Class QF
4.505%, (US 30 Day Average SOFR plus
0.200%), 6/25/51  2,189,371 2,049
Federal Home Loan Mortgage Corp., Series
5178, Class TP
2.500%, 4/25/49  2,352,561 2,094
Federal Home Loan Mortgage Corp., Series
5201, Class CA
2.500%, 7/25/48  1,974,310 1,745
Federal Home Loan Mortgage Corp., Series
5202, Class BH
2.000%, 12/25/47  1,045,192 966
Federal Home Loan Mortgage Corp., Series
5202, Class KA
2.500%, 6/25/49  1,540,781 1,365
Federal Home Loan Mortgage Corp., Series
5202, Class TA
2.500%, 12/25/48  3,043,075 2,798
Federal Home Loan Mortgage Corp., Series
5207, Class PA
3.000%, 6/25/51  2,272,928 2,043
Federal Home Loan Mortgage Corp., Series
5210, Class DC
3.000%, 9/25/51  1,591,452 1,490
Federal Home Loan Mortgage Corp., Series
5217, Class CD
2.500%, 7/25/49  1,591,495 1,485
Federal Home Loan Mortgage Corp., Series
5220, Class QK
3.500%, 9/25/50  3,202,086 3,062
Federal Home Loan Mortgage Corp., Series
5228, Class TN
3.500%, 7/25/39  1,320,437 1,269
Federal Home Loan Mortgage Corp., Series
5335, Class FB
5.118%, (US 30 Day Average SOFR plus
0.815%), 10/15/39  2,936,263 2,942
Federal Home Loan Mortgage Corp., Series
5338, Class FH
4.718%, (US 30 Day Average SOFR plus
0.415%), 4/15/45  2,720,217 2,666
Federal Home Loan Mortgage Corp., Series
5396, Class HF
5.255%, (US 30 Day Average SOFR plus
0.950%), 4/25/54  4,038,203 4,060
Federal Home Loan Mortgage Corp., Series
5399, Class FB
5.205%, (US 30 Day Average SOFR plus
0.900%), 4/25/54  2,348,840 2,343
Federal Home Loan Mortgage Corp., Series
5410, Class JY
3.000%, 3/15/44  1,782,000 1,542
Federal Home Loan Mortgage Corp., Series
5451, Class FD
4.818%, (US 30 Day Average SOFR plus
0.515%), 1/15/44  1,304,863 1,287

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
5452, Class KY
3.000%, 3/15/44  1,863,000 1,599
Federal Home Loan Mortgage Corp., Series
5529, Class HA
3.000%, 3/15/43  1,062,429 1,012
Federal National Mortgage Association
2.000%, 10/1/30  793,330 759
2.000%, 12/1/30  925,483 885
2.000%, 2/1/31  4,466,494 4,265
2.000%, 3/1/31  1,752,732 1,674
2.000%, 6/1/40  1,704,609 1,479
2.000%, 7/1/40  5,695,749 4,938
2.000%, 8/1/40  10,746,082 9,311
2.000%, 9/1/40  6,422,518 5,613
2.000%, 10/1/40  9,164,053 8,007
2.000%, 11/1/40  5,790,716 5,057
2.000%, 12/1/40  11,302,112 9,745
2.000%, 4/1/41  1,033,678 891
2.000%, 10/1/41  3,717,915 3,207
2.000%, 11/1/41  1,189,751 1,026
2.000%, 4/1/42  1,953,169 1,683
2.000%, 5/1/42  2,787,554 2,377
2.000%, 8/1/42  2,022,148 1,744
2.000%, 11/1/42  994,624 858
2.000%, 4/1/46  6,247,005 5,115
2.000%, 1/1/47  1,179,991 960
2.000%, 3/1/47  8,253,301 6,699
2.500%, 5/1/37  1,928,656 1,811
2.500%, 12/1/40  3,494,423 3,140
2.500%, 5/1/41  3,698,520 3,309
2.500%, 8/1/41  1,795,328 1,606
2.500%, 2/1/42  2,033,282 1,824
2.500%, 4/1/42  1,017,604 895
2.500%, 5/1/42  2,804,830 2,485
2.500%, 6/1/42  2,438,431 2,171
2.500%, 11/1/42  1,246,027 1,102
2.500%, 12/1/47  4,971,077 4,476
2.500%, 10/1/50  3,333,488 2,814
2.500%, 11/1/50  1,233,982 1,040
2.500%, 6/1/51  2,909,812 2,445
2.500%, 3/1/52  8,832,494 7,425
2.755%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.606%),
6/1/50  1,112,993 1,069
3.000%, 5/1/40  3,483,694 3,252
3.000%, 8/1/42  1,169,002 1,057
3.000%, 11/1/42  1,779,079 1,609
3.000%, 1/1/43  1,558,932 1,466
3.000%, 2/1/43  10,560,689 9,356
3.000%, 7/1/43  1,455,166 1,314
3.000%, 8/1/43  1,993,539 1,800
3.000%, 9/1/43  1,562,017 1,413
3.000%, 12/1/43  1,886,745 1,703
3.000%, 1/1/44  2,171,951 1,986
3.000%, 2/1/44  1,892,409 1,709
3.000%, 2/1/45  3,100,552 2,802
3.000%, 3/1/45  4,565,615 4,081
3.000%, 10/1/46  7,690,722 6,880
3.000%, 11/1/46  5,423,518 4,813
Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
3.000%, 12/1/46  7,864,835 6,976
3.000%, 2/1/47  18,113,487 16,360
3.000%, 9/1/47  889,804 791
3.000%, 1/1/48  2,005,809 1,811
3.000%, 2/1/48  1,328,573 1,187
3.000%, 4/1/48  7,663,239 6,921
3.000%, 8/1/48  3,190,969 2,860
3.000%, 12/1/48  3,084,703 2,732
3.000%, 1/1/49  3,400,204 3,044
3.000%, 10/1/49  23,427,746 21,163
3.000%, 2/1/50  32,985,861 29,360
3.000%, 5/1/50  6,533,874 5,812
3.000%, 7/1/50  12,812,241 11,327
3.000%, 4/1/52  7,084,819 6,236
3.000%, 7/1/52  1,322,372 1,173
3.000%, 10/1/52  8,981,553 7,851
3.000%, 2/1/55  1,031,793 902
3.000%, 7/1/60  12,949,022 11,242
3.500%, 6/1/42  1,214,946 1,143
3.500%, 1/1/44  688,115 646
3.928%, (US 30 Day Average SOFR plus
2.120%), 8/1/52  681,975 661
4.000%, 3/1/35  1,703,383 1,694
4.000%, 10/1/37  511,491 509
4.000%, 9/1/45  332,093 318
4.000%, 1/1/46  1,823,762 1,745
4.000%, 3/1/47  727,830 695
4.000%, 4/1/47  181,636 173
4.000%, 10/1/47  203,331 194
4.000%, 7/1/48  5,970,106 5,673
4.000%, 12/1/48  944,381 900
4.072%, (US 30 Day Average SOFR plus
2.120%), 7/1/52  2,329,946 2,272
4.102%, (US 30 Day Average SOFR plus
2.120%), 9/1/52  2,199,508 2,182
4.125%, (US 30 Day Average SOFR plus
2.133%), 10/1/52  5,458,574 5,415
4.146%, (US 30 Day Average SOFR plus
2.129%), 11/1/52  1,840,390 1,825
4.350%, (US 30 Day Average SOFR plus
2.162%), 1/1/55  2,341,628 2,338
4.366%, (US 30 Day Average SOFR plus
2.125%), 7/1/52  2,894,175 2,875
4.500%, 3/1/43  983,905 979
4.500%, 10/1/45  1,550,709 1,518
4.500%, 2/1/46  63,541 62
4.500%, 7/1/48  1,544,987 1,517
4.500%, 11/1/48  672,916 660
4.535%, (US 30 Day Average SOFR plus
2.330%), 4/1/53  8,119,793 8,024
4.557%, (US 30 Day Average SOFR plus
2.300%), 12/1/54  2,089,997 2,077
4.608%, (US 30 Day Average SOFR plus
2.123%), 8/1/52  2,432,777 2,415
4.610%, (US 30 Day Average SOFR plus
2.126%), 8/1/52  3,157,099 3,156
4.644%, (US 30 Day Average SOFR plus
2.128%), 8/1/52  1,795,562 1,797
4.671%, (US 30 Day Average SOFR plus
2.296%), 4/1/53  9,865,619 9,930

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
4.941%, (US 30 Day Average SOFR plus
2.161%), 4/1/55  1,895,223 1,909
4.968%, (US 30 Day Average SOFR plus
2.310%), 5/1/55  2,299,379 2,313
5.371%, (US 30 Day Average SOFR plus
2.060%), 5/1/55  2,497,855 2,526
5.500%, 2/1/54  31,162,554 31,196
5.500%, 10/1/54  2,756,715 2,799
5.500%, 11/1/54  3,955,445 4,016
5.500%, 12/1/54  3,732,611 3,790
5.500%, 1/1/55  5,378,396 5,460
5.500%, 5/1/55  5,571,918 5,601
6.000%, 12/1/53  1,360,244 1,400
6.000%, 6/1/54  2,098,573 2,174
6.000%, 7/1/54  2,311,550 2,397
6.000%, 9/1/54  5,548,625 5,742
6.000%, 10/1/54  1,021,861 1,060
6.000%, 1/1/55  9,329,889 9,647
6.000%, 4/1/55  16,178,921 16,495
6.000%, 5/1/55  10,051,313 10,274
6.011%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.604%),
3/1/50  2,122,428 2,203
6.500%, 12/1/53  1,444,409 1,528
6.500%, 9/1/54  2,400,834 2,529
6.500%, 10/1/54  2,166,350 2,283
Federal National Mortgage Association
Stripped, Series 2012-414, Class A35
3.500%, 10/25/42  1,834,001 1,731
Federal National Mortgage Association, Series
2010-107, Class FB
4.830%, (US 30 Day Average SOFR plus
0.525%), 9/25/40  638,873 632
Federal National Mortgage Association, Series
2011-111, Class DB
4.000%, 11/25/41  1,345,219 1,303
Federal National Mortgage Association, Series
2011-117, Class AF
4.870%, (US 30 Day Average SOFR plus
0.565%), 11/25/41  571,146 565
Federal National Mortgage Association, Series
2011-117, Class FA
4.870%, (US 30 Day Average SOFR plus
0.565%), 11/25/41  1,318,332 1,304
Federal National Mortgage Association, Series
2011-127, Class FC
4.870%, (US 30 Day Average SOFR plus
0.565%), 12/25/41  608,773 601
Federal National Mortgage Association, Series
2011-142, Class EF
4.920%, (US 30 Day Average SOFR plus
0.615%), 1/25/42  679,191 673
Federal National Mortgage Association, Series
2011-55, Class FH
4.860%, (US 30 Day Average SOFR plus
0.555%), 6/25/41  471,680 467
Federal National Mortgage Association, Series
2012-106, Class FA
4.760%, (US 30 Day Average SOFR plus
0.455%), 10/25/42  548,167 541
Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2012-12, Class FA
4.920%, (US 30 Day Average SOFR plus
0.615%), 2/25/42  604,343 598
Federal National Mortgage Association, Series
2012-133, Class JF
4.770%, (US 30 Day Average SOFR plus
0.465%), 12/25/42  1,102,021 1,082
Federal National Mortgage Association, Series
2012-151, Class NX
1.500%, 1/25/43  753,555 647
Federal National Mortgage Association, Series
2012-47, Class JF
4.920%, (US 30 Day Average SOFR plus
0.615%), 5/25/42  812,161 804
Federal National Mortgage Association, Series
2013-11, Class AP
1.500%, 1/25/43  2,096,093 1,934
Federal National Mortgage Association, Series
2013-15, Class FA
4.770%, (US 30 Day Average SOFR plus
0.465%), 3/25/43  1,328,818 1,305
Federal National Mortgage Association, Series
2013-43, Class BP
1.750%, 5/25/43  916,439 790
Federal National Mortgage Association, Series
2013-49, Class AP
1.750%, 5/25/43  722,102 611
Federal National Mortgage Association, Series
2014-25, Class EL
3.000%, 5/25/44  1,283,603 1,187
Federal National Mortgage Association, Series
2014-74, Class FC
4.820%, (US 30 Day Average SOFR plus
0.515%), 11/25/44  669,539 659
Federal National Mortgage Association, Series
2015-26, Class GF
4.720%, (US 30 Day Average SOFR plus
0.415%), 5/25/45  1,934,156 1,896
Federal National Mortgage Association, Series
2015-32, Class FA
4.720%, (US 30 Day Average SOFR plus
0.415%), 5/25/45  1,209,072 1,181
Federal National Mortgage Association, Series
2015-48, Class FB
4.720%, (US 30 Day Average SOFR plus
0.415%), 7/25/45  1,455,779 1,422
Federal National Mortgage Association, Series
2015-72, Class GL
3.000%, 10/25/45  888,000 770
Federal National Mortgage Association, Series
2015-8, Class AP
2.000%, 3/25/45  2,252,087 2,024
Federal National Mortgage Association, Series
2015-84, Class PA
1.700%, 8/25/33  1,513,908 1,422
Federal National Mortgage Association, Series
2016-11, Class CF
4.770%, (US 30 Day Average SOFR plus
0.465%), 3/25/46  637,339 629

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2016-11, Class FG
4.770%, (US 30 Day Average SOFR plus
0.465%), 3/25/46  856,062 845
Federal National Mortgage Association, Series
2016-19, Class FD
4.820%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  3,809,166 3,775
Federal National Mortgage Association, Series
2016-22, Class FA
4.820%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  1,639,973 1,621
Federal National Mortgage Association, Series
2016-22, Class FG
4.820%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  1,436,690 1,420
Federal National Mortgage Association, Series
2016-48, Class MA
2.000%, 6/25/38  2,657,332 2,484
Federal National Mortgage Association, Series
2016-57, Class PC
1.750%, 6/25/46  6,109,667 5,215
Federal National Mortgage Association, Series
2016-61, Class BF
4.820%, (US 30 Day Average SOFR plus
0.515%), 9/25/46  386,256 384
Federal National Mortgage Association, Series
2016-64, Class BC
1.750%, 9/25/46  1,524,533 1,425
Federal National Mortgage Association, Series
2016-69, Class BF
4.820%, (US 30 Day Average SOFR plus
0.515%), 10/25/46  1,317,242 1,304
Federal National Mortgage Association, Series
2016-75, Class FE
4.820%, (US 30 Day Average SOFR plus
0.515%), 10/25/46  1,017,924 1,009
Federal National Mortgage Association, Series
2016-78, Class FA
4.820%, (US 30 Day Average SOFR plus
0.515%), 3/25/44  659,473 651
Federal National Mortgage Association, Series
2016-79, Class FH
4.820%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  1,011,058 1,002
Federal National Mortgage Association, Series
2016-82, Class FE
4.820%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  2,251,544 2,231
Federal National Mortgage Association, Series
2016-82, Class FH
4.820%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  2,072,720 2,050
Federal National Mortgage Association, Series
2016-84, Class FB
4.820%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  989,297 978
Federal National Mortgage Association, Series
2016-86, Class FE
4.820%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  2,580,402 2,551
Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2016-88, Class CF
4.870%, (US 30 Day Average SOFR plus
0.565%), 12/25/46  1,743,214 1,727
Federal National Mortgage Association, Series
2016-91, Class AF
4.820%, (US 30 Day Average SOFR plus
0.515%), 12/25/46  924,009 917
Federal National Mortgage Association, Series
2017-11, Class FA
4.820%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  414,026 411
Federal National Mortgage Association, Series
2017-113, Class FB
4.670%, (US 30 Day Average SOFR plus
0.365%), 1/25/48  409,181 404
Federal National Mortgage Association, Series
2017-12, Class FD
4.820%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  1,011,631 1,002
Federal National Mortgage Association, Series
2017-13, Class PA
3.000%, 8/25/46  976,953 911
Federal National Mortgage Association, Series
2017-23, Class FA
4.820%, (US 30 Day Average SOFR plus
0.515%), 4/25/47  1,148,202 1,136
Federal National Mortgage Association, Series
2017-24, Class PG
2.625%, 4/25/47  3,834,363 3,355
Federal National Mortgage Association, Series
2017-26, Class FA
4.770%, (US 30 Day Average SOFR plus
0.465%), 4/25/47  2,655,819 2,629
Federal National Mortgage Association, Series
2017-35, Class MC
2.625%, 12/25/44  831,769 805
Federal National Mortgage Association, Series
2017-82, Class FE
4.670%, (US 30 Day Average SOFR plus
0.365%), 10/25/47  941,563 939
Federal National Mortgage Association, Series
2017-9, Class BF
4.820%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  1,207,507 1,196
Federal National Mortgage Association, Series
2017-9, Class DF
4.820%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  882,973 875
Federal National Mortgage Association, Series
2017-9, Class EF
4.820%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  452,544 449
Federal National Mortgage Association, Series
2017-96, Class FB
4.720%, (US 30 Day Average SOFR plus
0.415%), 12/25/47  1,566,863 1,543
Federal National Mortgage Association, Series
2018-1, Class FA
4.670%, (US 30 Day Average SOFR plus
0.365%), 2/25/48  512,489 505

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2018-14, Class KC
3.000%, 3/25/48  1,758,496 1,680
Federal National Mortgage Association, Series
2018-36, Class FD
4.670%, (US 30 Day Average SOFR plus
0.365%), 6/25/48  2,158,154 2,131
Federal National Mortgage Association, Series
2018-38, Class MA
3.300%, 6/25/48  1,844,951 1,756
Federal National Mortgage Association, Series
2018-45, Class TM
3.000%, 6/25/48  1,480,036 1,341
Federal National Mortgage Association, Series
2018-55, Class GA
3.375%, 8/25/48  1,412,620 1,344
Federal National Mortgage Association, Series
2018-64, Class A
3.000%, 9/25/48  1,301,195 1,141
Federal National Mortgage Association, Series
2018-85, Class EA
3.500%, 12/25/48  1,013,144 984
Federal National Mortgage Association, Series
2018-86, Class AF
4.720%, (US 30 Day Average SOFR plus
0.415%), 12/25/48  329,710 327
Federal National Mortgage Association, Series
2019-13, Class PE
3.000%, 3/25/49  883,620 800
Federal National Mortgage Association, Series
2019-15, Class FA
4.920%, (US 30 Day Average SOFR plus
0.615%), 4/25/49  740,620 721
Federal National Mortgage Association, Series
2019-25, Class PA
3.000%, 5/25/48  1,910,890 1,787
Federal National Mortgage Association, Series
2019-41, Class FG
4.920%, (US 30 Day Average SOFR plus
0.615%), 8/25/59  1,836,044 1,793
Federal National Mortgage Association, Series
2019-43, Class FC
4.820%, (US 30 Day Average SOFR plus
0.515%), 8/25/49  1,421,519 1,397
Federal National Mortgage Association, Series
2019-67, Class FB
4.870%, (US 30 Day Average SOFR plus
0.565%), 11/25/49  784,737 771
Federal National Mortgage Association, Series
2019-81, Class LH
3.000%, 12/25/49  1,048,191 942
Federal National Mortgage Association, Series
2020-45, Class JL
3.000%, 7/25/40  2,479,719 2,284
Federal National Mortgage Association, Series
2020-48, Class AB
2.000%, 7/25/50  1,096,065 944
Federal National Mortgage Association, Series
2020-59, Class NC
3.000%, 8/25/40  1,592,591 1,466
Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2021-27, Class EC
1.500%, 5/25/51  4,755,823 3,837
Federal National Mortgage Association, Series
2021-40, Class DW
2.000%, 6/25/41  356,082 314
Federal National Mortgage Association, Series
2021-42, Class AC
2.000%, 2/25/51  1,441,433 1,255
Federal National Mortgage Association, Series
2021-78, Class ND
1.500%, 11/25/51  2,642,731 2,168
Federal National Mortgage Association, Series
2021-84, Class MA
2.000%, 10/25/51  1,504,831 1,240
Federal National Mortgage Association, Series
2021-91, Class AB
2.500%, 9/25/49  1,785,581 1,586
Federal National Mortgage Association, Series
2021-95, Class CP
1.500%, 8/25/51  845,418 715
Federal National Mortgage Association, Series
2022-3, Class N
2.000%, 10/25/47  5,062,177 4,498
Federal National Mortgage Association, Series
2022-62, Class KA
3.250%, 9/25/52  1,082,735 1,022
Federal National Mortgage Association, Series
2022-89, Class AY
3.000%, 2/25/48  2,263,000 1,954
Federal National Mortgage Association, Series
2023-14, Class EJ
2.750%, 4/25/49  1,724,990 1,601
Federal National Mortgage Association, Series
2023-37, Class FH
4.820%, (US 30 Day Average SOFR plus
0.515%), 1/25/50  2,964,558 2,918
Federal National Mortgage Association, Series
2023-38, Class FC
4.970%, (US 30 Day Average SOFR plus
0.665%), 6/25/40  2,270,897 2,259
Federal National Mortgage Association, Series
2023-38, Class FD
5.186%, (US 30 Day Average SOFR plus
0.865%), (AFC), 10/25/39  711,811 706
Federal National Mortgage Association, Series
2024-64, Class KY
3.000%, 12/25/43  1,086,000 917
Government National Mortgage Association
2.500%, 12/20/37  1,981,826 1,830
2.500%, 6/20/38  3,727,332 3,436
2.500%, 7/20/50  10,576,749 8,807
3.000%, 6/20/43  1,956,352 1,742
3.000%, 8/20/43  599,102 533
3.000%, 11/15/47  5,645,461 5,122
3.000%, 10/20/50  4,816,932 4,280
4.000%, 8/20/52  23,296,101 21,767
4.000%, 11/20/54  4,172,345 3,881
4.500%, 2/20/49  1,216,606 1,176
6.000%, 1/20/53  7,545,900 7,767

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Government National Mortgage Association
TBA
5.500%, 7/20/53  27,000,000 27,035
Government National Mortgage Association,
Series 2010-163, Class NC
4.000%, 12/20/40  1,435,053 1,428
Government National Mortgage Association,
Series 2013-152, Class HA
2.500%, 6/20/43  1,609,024 1,490
Government National Mortgage Association,
Series 2014-133, Class BP
2.250%, 9/20/44  1,218,279 1,096
Government National Mortgage Association,
Series 2014-149, Class KP
2.250%, 7/16/44  1,049,991 964
Government National Mortgage Association,
Series 2014-181, Class L
3.000%, 12/20/44  1,138,126 1,033
Government National Mortgage Association,
Series 2015-144, Class CA
2.500%, 10/20/45  1,735,195 1,535
Government National Mortgage Association,
Series 2016-136, Class A
3.000%, 7/20/44  1,008,403 912
Government National Mortgage Association,
Series 2016-93, Class AB
1.750%, 7/20/44  2,170,296 1,793
Government National Mortgage Association,
Series 2016-99, Class TL
2.000%, 4/16/44  2,749,164 2,280
Government National Mortgage Association,
Series 2017-139, Class GA
3.000%, 9/20/47  3,931,659 3,566
Government National Mortgage Association,
Series 2017-167, Class BQ
2.500%, 8/20/44  945,703 890
Government National Mortgage Association,
Series 2018-65, Class DC
3.500%, 5/20/48  1,482,000 1,371
Government National Mortgage Association,
Series 2021-105, Class P
1.750%, 6/20/51  5,257,138 4,255
Government National Mortgage Association,
Series 2021-107, Class DB
1.750%, 4/20/51  4,921,467 3,987
Government National Mortgage Association,
Series 2021-135, Class A
2.000%, 8/20/51  1,216,460 980
Government National Mortgage Association,
Series 2021-160, Class NE
2.000%, 9/20/51  9,409,266 7,988
Government National Mortgage Association,
Series 2021-215, Class GA
2.000%, 12/20/51  8,179,127 7,109
Government National Mortgage Association,
Series 2021-225, Class YC
2.000%, 12/20/51  961,709 804
Government National Mortgage Association,
Series 2021-24, Class BC
1.250%, 2/20/51  1,731,639 1,338
Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Government National Mortgage Association,
Series 2021-27, Class BD
5.000%, 2/20/51  1,476,456 1,467
Government National Mortgage Association,
Series 2021-27, Class CW
5.000%, 2/20/51  1,991,457 1,979
Government National Mortgage Association,
Series 2021-27, Class NT
5.000%, 2/20/51  1,546,110 1,520
Government National Mortgage Association,
Series 2021-27, Class Q
5.000%, 2/20/51  1,381,003 1,372
Government National Mortgage Association,
Series 2021-8, Class CY
5.000%, 1/20/51  1,367,543 1,358
Government National Mortgage Association,
Series 2021-89, Class LK
2.000%, 5/20/51  2,925,616 2,505
Government National Mortgage Association,
Series 2022-107, Class C
2.500%, 6/20/51  6,353,532 5,245
Government National Mortgage Association,
Series 2022-138, Class PT
2.500%, 10/20/51  7,723,768 6,413
Government National Mortgage Association,
Series 2022-153, Class KA
4.000%, 12/20/49  1,606,844 1,581
Government National Mortgage Association,
Series 2022-197, Class LF
5.002%, (US 30 Day Average SOFR plus
0.700%), 11/20/52  6,117,511 6,049
Government National Mortgage Association,
Series 2022-205, Class A
2.000%, 9/20/51  2,363,068 1,908
Government National Mortgage Association,
Series 2022-24, Class AH
2.500%, 2/20/52  524,997 447
Government National Mortgage Association,
Series 2022-31, Class GH
2.500%, 12/20/49  3,922,152 3,536
Government National Mortgage Association,
Series 2022-34, Class DN
3.500%, 9/20/41  3,144,245 2,958
Government National Mortgage Association,
Series 2022-46, Class LY
3.000%, 3/20/52  716,000 590
Government National Mortgage Association,
Series 2022-5, Class BA
2.000%, 10/20/49  7,690,459 6,495
Government National Mortgage Association,
Series 2022-50, Class CA
3.000%, 3/20/52  5,614,986 5,015
Government National Mortgage Association,
Series 2022-66, Class CG
3.500%, 4/20/52  3,455,642 3,293
Government National Mortgage Association,
Series 2022-78, Class HW
2.500%, 4/20/52  1,247,000 968
Government National Mortgage Association,
Series 2022-84, Class A
2.500%, 1/20/52  11,988,391 10,075

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Government National Mortgage Association,
Series 2022-9, Class GA
2.000%, 1/20/52  1,424,747 1,172
Government National Mortgage Association,
Series 2023-196, Class E
3.000%, 9/20/48  1,954,761 1,858
Government National Mortgage Association,
Series 2023-81, Class YJ
3.500%, 6/20/53  7,319,000 6,273
Government National Mortgage Association,
Series 2024-110, Class JC
3.000%, 9/20/47  9,598,948 9,053
Government National Mortgage Association,
Series 2024-110, Class JL
3.000%, 10/20/49  1,918,000 1,634
Government National Mortgage Association,
Series 2024-184, Class GC
3.500%, 10/20/51  7,779,301 7,431
Government National Mortgage Association,
Series 2024-45, Class BD
2.000%, 3/20/54  1,281,147 1,175
Government National Mortgage Association,
Series 2025-1, Class GC
3.500%, 10/20/51  24,373,724 23,313
Government National Mortgage Association,
Series 2025-7, Class EL
2.500%, 1/20/55  828,000 590
GS Mortgage Securities Trust, Series 2020-
GSA2, Class A4
1.721%, 12/12/53  3,499,000 3,107
Impact Funding Affordable Multifamily Housing
Mortgage Loan Trust, Series 2010-1,
Class A1 144A 144A
5.314%, 1/25/51 144A  66,708 66
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class A3
3.392%, 12/15/49  490,000 483
MFRA Trust, Series 2021-NQM2, Class A1 144A 144A
1.029%, (AFC), 11/25/64 144A  660,606 582
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2025-5C1, Class A3
5.635%, 3/15/58  638,000 663
Morgan Stanley Capital I Trust, Series 2020-
HR8, Class A3
1.790%, 7/15/53  1,279,466 1,120
New Residential Mortgage Loan Trust, Series
2019-NQM4, Class A1 144A 144A
2.492%, (AFC), 9/25/59 144A  261,382 249
Starwood Mortgage Residential Trust, Series
2020-3, Class A1 144A 144A
1.486%, (AFC), 4/25/65 144A  356,088 343
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1 144A 144A
1.027%, (AFC), 11/25/55 144A  289,094 273
Structured Products (56.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Starwood Mortgage Residential Trust, Series
2021-1, Class A1 144A 144A
1.219%, (AFC), 5/25/65 144A  467,970 438
Starwood Mortgage Residential Trust, Series
2021-4, Class A1 144A 144A
1.162%, (AFC), 8/25/56 144A  1,527,945 1,337
SWCH Commercial Mortgage Trust, Series
2025-DATA, Class A 144A 144A
5.755%, (US SOFR 1 Month plus 1.443%),
3/15/42 144A  2,307,000 2,290
Uniform Mortgage Backed Security TBA
5.500%, 7/15/54  24,500,000 24,494
5.500%, 8/15/54  10,200,000 10,190
Verus Securitization Trust, Series 2019-INV3,
Class A1 144A 144A
3.692%, (AFC), 11/25/59 144A  88,495 88
Verus Securitization Trust, Series 2021-1,
Class A1 144A 144A
0.815%, (AFC), 1/25/66 144A  657,136 586
Verus Securitization Trust, Series 2021-2,
Class A1 144A 144A
1.031%, (AFC), 2/25/66 144A  1,316,864 1,169
Verus Securitization Trust, Series 2021-3,
Class A1 144A 144A
1.046%, (AFC), 6/25/66 144A  1,171,305 1,028
Verus Securitization Trust, Series 2021-4,
Class A1 144A 144A
0.938%, (AFC), 7/25/66 144A  1,518,937 1,260
Verus Securitization Trust, Series 2021-5,
Class A1 144A 144A
1.013%, (AFC), 9/25/66 144A  1,693,542 1,456
Verus Securitization Trust, Series 2021-7,
Class A1 144A 144A
1.829%, (AFC), 10/25/66 144A ∑ 882,971 793
Verus Securitization Trust, Series 2021-8,
Class A1 144A 144A
1.824%, (AFC), 11/25/66 144A  1,579,763 1,443
Verus Securitization Trust, Series 2021-R1,
Class A1 144A 144A
0.820%, (AFC), 10/25/63 144A  353,879 342
Verus Securitization Trust, Series 2021-R3,
Class A1 144A 144A
1.020%, (AFC), 5/25/64 144A  565,148 536
Wells Fargo Commercial Mortgage Trust,
Series 2025-C64, Class A5
5.645%, 2/15/58  914,000 955
Total 1,329,216
Total Structured Products (Cost: $1,609,671) 1,598,153
Total Investments (99.7%) (Cost: $2,830,824)
@
2,806,643
Other Assets, Less Liabilities (0.3%) 9,557
Net Assets (100.0%) 2,816,200
+ All par is stated in U.S. Dollar unless otherwise noted.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025 the value of these securities (in thousands) was $246,497 representing 8.7%
of the net assets.

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,830,824 and the net unrealized depreciation of investments based on that cost was $24,181 which is comprised of $26,652 aggregate gross unrealized appreciation and $50,833 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Municipal Bonds $ — $ 3,935 $ —
Corporate Bonds — 718,890 —
Governments — 485,665 —
Structured Products — 1,598,153 —
Total Assets:
$ — $ 2,806,643 $ —

Schedule of Investments
June 30, 2025 (unaudited)
Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 0 .2% ) Shares/ Par
+
Value
$ (000's)
Industrial ( 0 .2% )
Vessel Management Services, Inc.
3.432%, 8/15/36 319,000 287
Total 287
Total Corporate Bonds (Cost: $319) 287
Governments ( 124 .1% )
Governments ( 124 .1% )
Resolution Funding Corp. Stripped
0.000%, 4/15/28 IO  400,000 359
Tennessee Valley Authority Stripped
0.000%, 5/1/30 PO  500,000 415
US Treasury
1.125%, 5/15/40 1,650,000 1,026
1.125%, 8/15/40 44,690,000 27,493
1.375%, 11/15/40 9,800,000 6,243
1.375%, 8/15/50 1,080,000 532
1.500%, 11/30/28 700,000 651
1.625%, 11/15/50 400,000 211
1.875%, 2/15/41 1,900,000 1,307
2.000%, 2/15/50 12,920,000 7,586
2.250%, 8/15/49 300,000 188
2.375%, 5/15/51 2,300,000 1,458
2.375%, 3/31/29 900,000 858
2.500%, 2/15/45 1,440,000 1,014
2.500%, 2/15/46 850,000 589
2.875%, 5/15/49 1,750,000 1,256
3.000%, 11/15/44 1,620,000 1,247
3.000%, 5/15/45 1,410,000 1,080
3.000%, 11/15/45 370,000 282
3.000%, 2/15/48 330,000 245
3.000%, 8/15/48  β 1,500,000 1,109
3.000%, 2/15/49 10,470,000 7,714
3.000%, 8/15/52 4,500,000 3,248
3.125%, 2/15/43 600,000 483
3.125%, 8/15/44 1,620,000 1,277
3.125%, 5/15/48 2,430,000 1,844
3.250%, 6/30/29 400,000 393
3.375%, 8/15/42 9,500,000 7,974
3.375%, 11/15/48 1,600,000 1,266
3.625%, 3/31/30 200,000 199
3.625%, 2/15/53 2,900,000 2,367
3.625%, 5/15/53 1,400,000 1,142
3.750%, 5/31/30 200,000 200
3.750%, 6/30/30 400,000 399
3.875%, 2/15/43 300,000 269
3.875%, 5/15/43 3,100,000 2,769
4.000%, 2/28/30 200,000 202
4.000%, 11/15/42 2,800,000 2,554
4.000%, 11/15/52 15,830,000 13,844
4.125%, 8/31/30 200,000 203
4.125%, 8/15/44 1,600,000 1,466
4.125%, 11/15/27 100,000 101
4.375%, 11/30/30 600,000 616
4.375%, 5/15/41 16,080,000 15,583
4.375%, 8/15/43 1,600,000 1,525
Governments (124.1%) Shares/ Par
+
Value
$ (000’s)
Governments continued
4.500%, 2/15/44 400,000 386
4.625%, 9/30/30 300,000 311
4.625%, 5/15/44 500,000 490
4.625%, 11/15/44 3,300,000 3,230
4.625%, 2/15/55 10,900,000 10,610
4.750%, 11/15/43 1,790,000 1,788
4.750%, 2/15/45 300,000 298
4.750%, 5/15/55 900,000 895
4.875%, 10/31/30 200,000 210
5.000%, 5/15/45 500,000 514
US Treasury Inflation Index Bond
0.125%, 1/15/32 925,712 839
0.625%, 7/15/32 1,766,384 1,648
1.125%, 1/15/33 2,304,973 2,202
1.250%, 4/15/28 1,925,352 1,922
1.750%, 1/15/34 2,400,625 2,380
2.375%, 10/15/28 628,344 652
US Treasury Stripped
0.000%, 8/15/34 IO  850,000 573
0.000%, 5/15/41 IO  40,000 18
0.000%, 8/15/41 IO  50,000 23
0.000%, 11/15/41 IO  80,000 36
0.000%, 5/15/42 IO  70,000 30
0.000%, 8/15/42 IO  220,000 94
0.000%, 11/15/42 IO  50,000 21
Total 151,957
Total Governments (Cost: $170,657) 151,957
Structured Products ( 20 .4% )
Asset Backed Securities ( 0 .3% )
ECMC Group Student Loan Trust, Series
2018-1A, Class A 144A 144A
5.170%, (US 30 Day Average SOFR plus
0.865%), 2/27/68 144A  38,080 38
Hertz Vehicle Financing LLC, Series 2022-2A,
Class A 144A 144A
2.330%, 6/26/28 144A  300,000 288
Massachusetts Educational Financing
Authority, Series 2008-1, Class A1
5.575%, (US 90 Day Average SOFR plus
1.212%), 4/25/38  9,506 9
Total 335
Mortgage Securities ( 20 .1% )
Benchmark Mortgage Trust, Series 2019-B9,
Class A5
4.015%, 3/15/52  600,000 584
Benchmark Mortgage Trust, Series 2024-V6,
Class A3
5.925%, 3/15/57  200,000 209
COMM Mortgage Trust, Series 2018-HOME,
Class A 144A 144A
3.942%, (CSTR, AFC), 4/10/33 144A  200,000 194

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (20.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Extended Stay America Trust, Series 2021-
ESH, Class A 144A 144A
5.506%, (US SOFR 1 Month plus 1.195%),
7/15/38 144A  343,091 343
Federal Home Loan Mortgage Corp.
4.500%, 5/1/54  1,670,291 1,598
Federal Home Loan Mortgage Corp., Series
2752, Class EZ
5.500%, 2/15/34  75,463 78
Federal Home Loan Mortgage Corp., Series
3759, Class FB
4.918%, (US 30 Day Average SOFR plus
0.615%), 11/15/40  13,893 14
Federal Home Loan Mortgage Corp., Series
4092, Class AY
3.000%, 8/15/32  2,200,000 2,118
Federal Home Loan Mortgage Corp., Series
4387, Class AZ
4.000%, 9/15/44  1,895,815 1,841
Federal Home Loan Mortgage Corp., Series
4398, Class ZX
4.000%, 9/15/54  918,633 828
Federal Home Loan Mortgage Corp., Series
4830, Class ZG
3.000%, 4/15/53  621,775 506
Federal Home Loan Mortgage Corp., Series
T-61, Class 1A1
5.799%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 1.400%),
7/25/44  3,153 3
Federal National Mortgage Association
3.600%, 2/1/40  505,792 474
5.000%, 6/1/35  14,926 15
5.000%, 2/1/36  23,862 24
5.500%, 5/1/49  19,171 20
6.500%, 5/1/54  881,169 910
Federal National Mortgage Association, Series
2007-39, Class NZ
4.250%, 5/25/37  20,521 20
Federal National Mortgage Association, Series
2012-101, Class FC
4.920%, (US 30 Day Average SOFR plus
0.615%), 9/25/42  21,232 21
Structured Products (20.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2016-61, Class ML
3.000%, 9/25/46  900,000 754
Freddie Mac Military Housing Bonds
Resecuritization Trust, Series 2015-R1,
Class A2 144A 144A
4.306%, (CSTR), 10/25/52 144A  543,702 449
Government National Mortgage Association
TBA
4.000%, 7/15/54  800,000 744
Government National Mortgage Association,
Series 2010-26, Class OW
0.000%, 2/20/40 PO  215,574 171
Government National Mortgage Association,
Series 2010-75, Class OA
0.000%, 9/20/35 PO  135,541 114
Hilton USA Trust, Series 2016-HHV, Class A 144A 144A
3.719%, 11/5/38 144A  600,000 590
Merrill Lynch Mortgage Investors Trust, Series
2003-A4, Class 3A
7.000%, (CSTR, AFC), 5/25/33  399 –π
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class A1 144A 144A
2.750%, (AFC), 11/25/59 144A  66,638 64
Structured Asset Mortgage Investments II
Trust, Series 2004-AR5, Class 1A1
5.092%, (US SOFR 1 Month plus 0.775%),
(AFC), 10/19/34  948 1
Towd Point Mortgage Trust, Series 2020-1,
Class A2A 144A 144A
3.100%, (AFC), 1/25/60 144A  200,000 182
Uniform Mortgage Backed Security TBA
4.000%, 8/15/54  700,000 651
5.000%, 8/15/54  1,300,000 1,273
6.000%, 7/15/54  3,100,000 3,150
6.000%, 8/15/54  3,700,000 3,756
6.500%, 8/15/54  2,800,000 2,887
Total 24,586
Total Structured Products (Cost: $25,625) 24,921
Total Investments (144.7%) (Cost: $196,600)
@
177,165
Other Assets, Less Liabilities (-44.7%) (54,746)
Net Assets (100.0%) 122,419
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Five-Year US Treasury Note Future Short USD 10,100 101 9/25 $ 11,009 $ (100) $ (13)
Ten-Year US Treasury Note Future Long USD 6,800 68 9/25 7,625 130 21
Two-Year US Treasury Note Future Short USD 1,600 8 9/25 1,664 (7) (1)
Ultra Long Term US Treasury Bond Future Short USD 400 4 9/25 477 (7) (5)
Ultra Ten-Year US Treasury Note Future Short USD 19,000 190 9/25 21,710 (481) (92)
US Treasury Long Bond Future Short USD 7,400 74 9/25 8,545 (375) (74)
$ (840) $ (164)

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Centrally Cleared Interest Rate Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day USD-SOFR
Compounded-OIS
1.250% 6/41 3,110 USD $ 88 $ 1,003 $ 1,091 $ (15)
1-Day USD-SOFR
Compounded-OIS
1.750% 10/53 500 USD (7) 194 187 (3)
1-Day USD-SOFR
Compounded-OIS
3.500% 12/54 2,800 USD 66 143 209 (23)
$ 147 $ 1,340 $ 1,487 $ (41)
Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day USD-SOFR
Compounded-OIS
1.000% 12/25 3,170 USD $ 7 $ (57) $ (50) $ 1
1-Day USD-SOFR
Compounded-OIS
1.600% 10/28 7,580 USD 7 (431) (424) 10
$ 14 $ (488) $ (474) $ 11
Written Options
Description Currency
Notional Par
(000's) Exercise Price
Expiration
Date
Number of
Contracts Value (000's)
Call - Ten-Year US Treasury Note Future USD 19 $ 112.500 7/25 19 $ (10)
Put - Ten-Year US Treasury Note Future USD 19 109.000 7/25 19 (1)
(Premiums Received $16)
$ (11)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 11 $ 21 $ 32 $ (41) $ (185) $ (226) $ (11)
+ All par is stated in U.S. Dollar unless otherwise noted.
β Part or all of the security has been pledged as collateral.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025 the value of these securities (in thousands) was $2,148 representing 1.8% of the net assets.
π Amount is less than one thousand.
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $176,797 and the net unrealized appreciation of investments based on that cost was $530 which is comprised of $3,232 aggregate gross unrealized appreciation and $2,702 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 287 $ —
Governments — 151,957 —
Structured Products — 24,921 —
Other Financial Instruments^
Futures 130 — —
Interest Rate Swaps — 1,487 —
Total Assets:
$ 130 $ 178,652 $ —
Liabilities:
Other Financial Instruments^
Futures (970) — —
Written Options (11) — —
Interest Rate Swaps — (474) —
Total Liabilities:
$ (981) $ (474) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2025 (unaudited)
Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 9 .1% ) Shares/ Par
+
Value
$ (000's)
Communications ( 0 .1% )
Motorola Solutions, Inc.
4.850%, 8/15/30 595,000 601
Total 601
Consumer, Cyclical ( 0 .1% )
Hyatt Hotels Corp.
5.750%, 3/30/32 410,000 421
Total 421
Consumer, Non-cyclical ( 1 .4% )
AbbVie, Inc.
2.950%, 11/21/26 800,000 787
Amgen, Inc.
5.250%, 3/2/33 830,000 850
CVS Health Corp.
5.250%, 2/21/33 630,000 634
HCA, Inc.
5.250%, 3/1/30 1,030,000 1,056
Mars, Inc. 144A 144A
5.200%, 3/1/35 144A 1,442,000 1,459
Roche Holdings, Inc. 144A 144A
2.314%, 3/10/27 144A 1,270,000 1,236
Total 6,022
Financial ( 5 .2% )
American Express Co. α
3.550%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
2.854%), 9/15/26 µ,α 855,000 835
American International Group, Inc.
5.125%, 3/27/33 1,470,000 1,495
Athene Global Funding 144A 144A
4.860%, 8/27/26 144A 1,045,000 1,049
5.349%, 7/9/27 144A 791,000 803
Atlas Warehouse Lending Co. LP 144A 144A
6.250%, 1/15/30 144A 825,000 834
Bank of America Corp. α
5.468%, (US SOFR plus 1.650%), 1/23/35 α 335,000 344
Capitol One Financial Corp. α
7.624%, (US SOFR plus 3.070%), 10/30/31
α 1,285,000 1,452
The Charles Schwab Corp.
4.000%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
3.168%), 6/1/26 µ,α 824,000 812
5.000%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
3.256%), 6/1/27 µ,α 850,000 847
Citigroup, Inc. α
5.827%, (US SOFR plus 2.056%), 2/13/35 α 420,000 429
GA Global Funding Trust 144A 144A
4.400%, 9/23/27 144A 1,070,000 1,068
The Goldman Sachs Group, Inc. α
4.937%, (US SOFR plus 1.319%), 4/23/28 α 569,000 573
Highwoods Realty LP
3.875%, 3/1/27 1,080,000 1,060
Corporate Bonds (9.1%) Shares/ Par
+
Value
$ (000’s)
Financial continued
JPMorgan Chase & Co.
4.505%, (US SOFR plus 0.860%), 10/22/28
α 433,000 434
4.995%, (US SOFR plus 1.125%), 7/22/30 α 1,040,000 1,059
5.299%, (US SOFR plus 1.450%), 7/24/29 α 465,000 477
6.087%, (US SOFR plus 1.570%), 10/23/29
α 970,000 1,020
Ladder Capital Finance LLLP / Ladder Capital
Finance Corp. 144A 144A
4.250%, 2/1/27 144A 1,245,000 1,227
M&T Bank Corp. α
5.125%, (US SOFR 3 Month plus
3.782%), 12/29/49 α 46,000 46
Morgan Stanley α
4.994%, (US SOFR plus 1.380%), 4/12/29 α 540,000 548
Truist Financial Corp. α
6.123%, (US SOFR plus 2.300%), 10/28/33
α 1,477,000 1,570
US Bank NA α
4.507%, (US SOFR plus 0.690%), 10/22/27
α 1,060,000 1,061
Wells Fargo & Co.
3.900%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
3.453%), 3/15/26 µ,α 1,275,000 1,262
4.970%, (US SOFR plus 1.370%), 4/23/29 α 815,000 826
5.389%, (US SOFR plus 2.020%), 4/24/34 α 120,000 123
6.303%, (US SOFR plus 1.790%), 10/23/29
α 170,000 180
Total 21,434
Industrial ( 0 .5% )
Caterpillar Financial Services Corp.
3.650%, 8/12/25 1,970,000 1,968
Total 1,968
Technology ( 0 .9% )
Apple, Inc.
4.200%, 5/12/30 1,039,000 1,044
Hewlett Packard Enterprise Co.
4.400%, 9/25/27 627,000 628
Intel Corp.
2.450%, 11/15/29 830,000 758
Synopsys, Inc.
4.650%, 4/1/28 620,000 626
4.850%, 4/1/30 620,000 629
Total 3,685
Utilities ( 0 .9% )
Duke Energy Corp.
5.450%, 6/15/34 610,000 627
Evergy Kansas Central, Inc.
4.700%, 3/13/28 1,040,000 1,052
Oncor Electric Delivery Co. LLC
4.300%, 5/15/28 1,620,000 1,627

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (9.1%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
Trans-Allegheny Interstate Line Co. 144A 144A
5.000%, 1/15/31 144A 236,000 240
Total 3,546
Total Corporate Bonds (Cost: $37,370) 37,677
Governments ( 57 .7% )
Governments ( 57 .7% )
Federal Home Loan Bank
5.500%, 7/15/36 1,000,000 1,090
Federal Home Loan Mortgage Corp.
6.250%, 7/15/32 1,845,000 2,092
Federal National Mortgage Association
6.625%, 11/15/30 7,215,000 8,163
Tennessee Valley Authority
1.500%, 9/15/31 1,500,000 1,288
4.875%, 5/15/35 800,000 818
5.250%, 2/1/55 300,000 293
US Treasury Inflation Index Bond
0.125%, 1/15/30  β 19,473,766 18,377
0.125%, 7/15/30 10,571,457 9,930
0.125%, 1/15/31 12,999,710 12,044
0.125%, 7/15/31 15,103,364 13,898
0.125%, 1/15/32 10,379,546 9,407
0.125%, 2/15/51 8,747,413 4,761
0.125%, 10/15/26  β 3,016,769 2,982
0.250%, 2/15/50 6,886,973 3,997
0.250%, 7/15/29 3,761,970 3,613
0.500%, 1/15/28 2,730,819 2,680
0.625%, 7/15/32 10,432,706 9,731
0.625%, 2/15/43 8,133,776 6,043
0.750%, 2/15/42 7,644,277 5,934
0.750%, 2/15/45 17,871,408 13,042
0.875%, 2/15/47 5,913,160 4,282
0.875%, 1/15/29 10,416,706 10,255
1.000%, 2/15/46 5,211,899 3,948
1.000%, 2/15/48 3,642,128 2,677
1.000%, 2/15/49 3,631,649 2,634
1.125%, 1/15/33 3,036,661 2,902
1.250%, 4/15/28 9,089,815 9,073
1.375%, 7/15/33 24,977,948 24,256
1.375%, 2/15/44 10,845,323 9,103
1.500%, 2/15/53 2,805,608 2,221
1.625%, 10/15/29 764,558 774
1.750%, 1/15/34 4,069,650 4,034
1.875%, 7/15/34 17,071,408 17,084
2.125%, 1/15/35 914,760 930
2.125%, 2/15/41 3,692,584 3,614
2.375%, 10/15/28 261,810 272
2.500%, 1/15/29 3,458,610 3,598
3.625%, 4/15/28 2,974,785 3,163
3.875%, 4/15/29 3,902,380 4,260
Total 239,263
Total Governments (Cost: $269,695) 239,263
Municipal Bonds ( 0 .4% ) Shares/ Par
+
Value
$ (000's)
Municipal Bonds ( 0 .4% )
Golden State Tobacco Securitization Corp.
2.746%, 6/1/34 RB   740,000 640
University of California
1.316%, 5/15/27 RB   1,105,000 1,054
Total Municipal Bonds (Cost: $1,792) 1,694
Structured Products ( 24 .2% )
Asset Backed Securities ( 2 .0% )
Aligned Data Centers Issuer LLC, Series
2021-1A, Class  B 144A 144A
2.482%, 8/15/46 144A  1,100,000 1,056
Blackbird Capital Aircraft, Series 2021-1A,
Class A 144A 144A
2.443%, 7/15/46 144A  664,000 623
Dryden Senior Loan Fund, Series 2016-43A,
Class B2R2 144A 144A
3.093%, 4/20/34 144A  2,000,000 1,817
FirstKey Homes Trust, Series 2020-SFR2,
Class D 144A 144A
1.968%, 10/19/37 144A  1,000,000 986
Goodgreen Trust, Series 2020-1A, Class A 144A 144A
2.630%, 4/15/55 144A  477,850 401
Greenwood Park CLO, Ltd., Series 2018-1A,
Class A1 144A 144A
5.548%, (US SOFR 3 Month plus 1.292%),
4/15/31 144A  106,667 107
Hilton Grand Vacations Trust, Series 2019-AA,
Class B 144A 144A
2.540%, 7/25/33 144A  246,595 242
Palmer Square CLO, Ltd., Series 2024-4A,
Class A2 144A 144A
5.831%, (US SOFR 3 Month plus 1.500%),
1/15/38 144A  625,000 627
RCKT Mortgage Trust, Series 2024-CES3,
Class A1A 144A 144A
6.591%, (AFC), 5/25/44 144A  374,950 380
Sierra Receivables Funding Co. LLC, Series
2021-A1, Class B 144A 144A
1.340%, 11/20/37 144A  437,768 430
Subway Funding LLC, Series 2024-1A,
Class A2II 144A 144A
6.268%, 7/30/54 144A  551,230 565
Switch ABS Issuer, LLC, Series 2024-2A,
Class A2 144A 144A
5.436%, 6/25/54 144A  625,000 630
Towd Point Mortgage Trust, Series 2024-
CES3, Class A1 144A 144A
6.290%, (AFC), 5/25/64 144A  530,175 535
Total 8,399
Mortgage Securities ( 22 .2% )
Agate Bay Mortgage Trust, Series 2015-7,
Class A3 144A 144A
3.500%, (AFC), 10/25/45 144A  332,961 306
Angel Oak Mortgage Trust, Series 2019-6,
Class A3 144A 144A
2.927%, (AFC), 11/25/59 144A  88,868 87
Arroyo Mortgage Trust, Series 2021-1R,
Class A2 144A 144A
1.483%, (CSTR, AFC), 10/25/48 144A  215,962 195

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (24.2%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Arroyo Mortgage Trust, Series 2021-1R,
Class A3 144A 144A
1.637%, (CSTR, AFC), 10/25/48 144A  166,125 150
BANK5 Trust, Series 2024-5YR6, Class A3
6.225%, 5/15/57  818,000 861
BANK5 Trust, Series 2024-5YR7, Class A3
5.769%, 6/15/57  1,520,000 1,580
BBCMS Mortgage Trust, Series 2024-5C27,
Class A3
6.014%, 7/15/57  400,000 419
Benchmark Mortgage Trust, Series 2024-V8,
Class A3
6.189%, (AFC), 7/15/57  1,412,000 1,489
BRAVO Residential Funding Trust, Series
2024-NQM4, Class A1B 144A 144A
4.350%, (AFC), 1/25/60 144A ∑ 1,137,501 1,115
Chase Home Lending Mortgage Trust, Series
2024-10, Class A4 144A 144A
6.000%, (AFC), 10/25/55 144A  1,069,377 1,080
Chase Home Lending Mortgage Trust, Series
2024-2, Class A4A 144A 144A
6.000%, (AFC), 2/25/55 144A  416,598 421
Chase Home Lending Mortgage Trust, Series
2024-7, Class A4 144A 144A
6.000%, (AFC), 6/25/55 144A  1,784,235 1,801
Chase Home Lending Mortgage Trust, Series
2024-9, Class A4 144A 144A
5.500%, (AFC), 9/25/55 144A  1,187,159 1,191
Chase Home Lending Mortgage Trust, Series
2024-9, Class A6 144A 144A
5.500%, (AFC), 9/25/55 144A  488,208 488
Citigroup Mortgage Loan Trust, Series 2024-
CMI1, Class A11 144A 144A
5.500%, (AFC), 6/25/54 144A  1,632,783 1,635
Credit Suisse Mortgage Trust, Series 2015-
WIN1, Class A10 144A 144A
3.500%, (AFC), 12/25/44 144A  41,038 38
Credit Suisse Mortgage Trust, Series 2021-
NQM2, Class A3 144A 144A
1.538%, (AFC), 2/25/66 144A  245,164 221
Deephaven Residential Mortgage Trust, Series
2020-2, Class A3 144A 144A
2.856%, 5/25/65 144A  147,294 147
Federal Home Loan Mortgage Corp.
2.500%, 11/1/50  2,347,987 1,974
3.500%, 8/1/52  1,815,897 1,638
4.000%, 11/1/52  3,806,426 3,565
4.500%, 10/1/52  2,850,774 2,732
4.500%, 4/1/53  2,034,177 1,950
5.000%, 6/1/53  2,461,015 2,418
5.500%, 10/1/54  3,513,391 3,516
6.000%, 11/1/53  3,662,691 3,736
Federal National Mortgage Association
2.500%, 1/1/52  7,045,241 5,909
4.000%, 9/1/52  4,486,814 4,174
5.500%, 1/1/53  3,394,439 3,404
GCAT Trust, Series 2024-INV3, Class A6 144A 144A
5.500%, (AFC), 9/25/54 144A  697,750 700
Government National Mortgage Association
2.000%, 10/20/50  2,469,137 2,011
3.000%, 9/20/51  3,223,799 2,855
Structured Products (24.2%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
4.000%, 10/20/52  4,199,600 3,933
5.000%, 8/20/53  5,701,041 5,612
5.500%, 11/20/52  1,898,630 1,919
5.500%, 12/20/52  1,379,928 1,393
6.000%, 11/20/54  3,938,405 3,999
Government National Mortgage Association
TBA
4.000%, 7/15/54  4,455,000 4,141
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2018-AON, Class A 144A 144A
4.128%, 7/5/31 144A  2,020,000 1,853
JP Morgan Mortgage Trust, Series 2014-5,
Class A1 144A 144A
2.622%, (AFC), 10/25/29 144A  114,008 112
JP Morgan Mortgage Trust, Series 2016-1,
Class A7 144A 144A
3.500%, 5/25/46 144A  515,802 471
JP Morgan Mortgage Trust, Series 2023-7,
Class A4A 144A 144A
5.500%, (AFC), 2/25/54 144A  1,432,569 1,432
JP Morgan Mortgage Trust, Series 2024-10,
Class A4 144A 144A
5.500%, (AFC), 3/25/55 144A  1,017,653 1,020
JP Morgan Mortgage Trust, Series 2024-10,
Class A6 144A 144A
5.500%, (AFC), 3/25/55 144A  759,532 759
JP Morgan Mortgage Trust, Series 2024-11,
Class A4 144A 144A
6.000%, (AFC), 4/25/55 144A  1,613,561 1,629
JP Morgan Mortgage Trust, Series 2024-11,
Class A6 144A 144A
6.000%, (AFC), 4/25/55 144A  655,555 660
JP Morgan Mortgage Trust, Series 2024-5,
Class A6 144A 144A
6.000%, (AFC), 11/25/54 144A  712,524 714
JP Morgan Mortgage Trust, Series 2024-6,
Class A6 144A 144A
6.000%, (AFC), 12/25/54 144A  523,520 526
JP Morgan Mortgage Trust, Series 2024-9,
Class A6 144A 144A
5.500%, (AFC), 2/25/55 144A  844,231 843
JP Morgan Mortgage Trust, Series 2024-INV1,
Class A4 144A 144A
6.000%, (AFC), 4/25/55 144A  925,530 936
Provident Funding Mortgage Trust, Series
2024-1, Class A3 144A 144A
5.500%, (AFC), 12/25/54 144A  1,548,662 1,553
RATE Mortgage Trust, Series 2024-J3,
Class A8 144A 144A
5.500%, (AFC), 10/25/54 144A  401,008 401
Sequoia Mortgage Trust, Series 2017-7,
Class  A7 144A 144A
3.500%, (AFC), 10/25/47 144A  906,070 821
Sequoia Mortgage Trust, Series 2024-10,
Class A11 144A 144A
5.500%, (AFC), 11/25/54 144A  757,370 757
Sequoia Mortgage Trust, Series 2024-10,
Class A5 144A 144A
5.500%, (AFC), 11/25/54 144A  629,990 631

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (24.2%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Sequoia Mortgage Trust, Series 2024-6,
Class A11 144A 144A
6.000%, (AFC), 7/27/54 144A  367,098 369
Sequoia Mortgage Trust, Series 2024-9,
Class A5 144A 144A
5.500%, (AFC), 10/25/54 144A  861,173 863
Starwood Mortgage Residential Trust, Series
2021-1, Class A1 144A 144A
1.219%, (AFC), 5/25/65 144A  472,838 442
Verus Securitization Trust, Series 2021-1,
Class A3 144A 144A
1.155%, (AFC), 1/25/66 144A  450,602 402
Vista Point Securitization Trust, Series 2020-2,
Class A3 144A 144A
2.496%, (AFC), 4/25/65 144A  180,721 174
Total 92,171
Total Structured Products (Cost: $101,518) 100,570
144A 144A 144A
Short-Term Investments ( 7 .4% ) Shares/ Par
+
Value
$ (000's)
Commercial Paper ( 7 .4% )
HQLA Funding LLC
0.000%, 7/1/25 10,250,000 10,248
Mainbeach Funding DAC
0.000%, 7/1/25 10,250,000 10,249
Overwatch Alpha Funding LLC
0.000%, 7/1/25 10,250,000 10,249
Total 30,746
Total Short-Term Investments (Cost: $30,750) 30,746
Total Investments (98.8%) (Cost: $441,125)
@
409,950
Other Assets, Less Liabilities (1.2%) 5,070
Net Assets (100.0%) 415,020
Exchange Traded or Centrally Cleared Derivatives
Total Return Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
CPURNSA 2.243% 1/26 6,000 USD $ – $ 780 $ 780 $ 1
CPURNSA 2.503% 8/26 7,000 USD – 86 86 – π
CPURNSA 2.073% 8/27 3,500 USD – 523 523 1
CPURNSA 2.145% 11/27 5,000 USD (1) 690 689 2
CPURNSA 2.415% 2/28 2,500 USD – 46 46 – π
CPURNSA 2.565% 4/28 1,500 USD – 12 12 – π
CPURNSA 2.370% 2/29 13,400 USD – 160 160 3
CPURNSA 2.386% 8/29 12,000 USD 1 72 73 3
CPURNSA 1.800% 10/29 3,700 USD – 628 628 2
CPURNSA 2.523% 11/29 2,200 USD 1 3 4 1
CPURNSA 1.884% 11/29 2,000 USD – 323 323 1
CPURNSA 2.464% 12/29 3,000 USD 1 12 13 1
CPURNSA 2.438% 2/30 9,500 USD – 141 141 2
CPURNSA 2.563% 2/30 8,200 USD 1 (12) (11) 2
CPURNSA 1.291% 5/30 2,000 USD – 441 441 1
CPURNSA 1.629% 6/30 2,000 USD – 401 401 1
CPURNSA 2.663% 8/30 1,200 USD – (5) (5) – π
CPURNSA 2.498% 9/31 7,000 USD – 531 531 3
CPURNSA 2.619% 3/33 5,500 USD – (7) (7) (2)
CPURNSA 2.495% 5/33 3,500 USD – 17 17 (2)
CPURNSA 2.650% 8/33 8,500 USD 1 (84) (83) (3)
CPURNSA 2.485% 2/34 3,400 USD 1 9 10 (1)
CPURNSA 2.420% 5/32 4,500 USD 1 3 4 (1)
$ 6 $ 4,770 $ 4,776 $ 15
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 24 $ – $ 24 $ (9) $ – $ (9) $ –

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
CPURNSA Bank of America NA 2.140% 7/25 2,900 $ 348 $ 348
CPURNSA Bank of America NA 1.790% 8/25 1,500 234 234
CPURNSA Bank of America NA 2.240% 4/27 3,500 429 429
CPURNSA Bank of America NA 2.218% 4/27 2,000 250 250
CPURNSA Bank of America NA 2.235% 4/27 2,000 247 247
CPURNSA Bank of America NA 2.235% 5/27 5,000 619 619
CPURNSA Barclays Bank PLC 2.895% 12/27 1,700 (209) (209)
CPURNSA Barclays Bank PLC 2.784% 7/44 1,400 (87) (87)
CPURNSA Goldman Sachs International 1.870% 5/26 8,500 1,487 1,487
CPURNSA Goldman Sachs International 1.920% 5/26 7,000 1,178 1,178
CPURNSA Goldman Sachs International 1.770% 6/26 6,000 1,107 1,107
CPURNSA Goldman Sachs International 2.245% 11/26 3,000 383 383
CPURNSA Goldman Sachs International 2.280% 11/26 3,000 371 371
CPURNSA Goldman Sachs International 2.280% 11/26 4,000 494 494
$ 6,851 $ 6,851
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— $ 7,147 $ 7,147 — — $ (296) $ (296)
+ All par is stated in U.S. Dollar unless otherwise noted.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025 the value of these securities (in thousands) was $43,258 representing 10.4%
of the net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
µ Perpetual maturity, date shown, if applicable, represents next contractual call date.
β Part or all of the security has been pledged as collateral.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $441,131 and the net unrealized depreciation of investments based on that cost was $19,554 which is comprised of $14,186 aggregate gross unrealized appreciation and $33,740 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
π Amount is less than one thousand.

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 37,677 $ —
Governments — 239,263 —
Municipal Bonds — 1,694 —
Structured Products — 100,570 —
Short-Term Investments — 30,746 —
Other Financial Instruments^
Total Return Swaps — 12,029 —
Total Assets:
$ — $ 421,979 $ —
Liabilities:
Other Financial Instruments^
Total Return Swaps — (402) —
Total Liabilities:
$ — $ (402) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2025 (unaudited)
High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 0.0% ) Shares/ Par
+
Value
$ (000's)
Communication Services (0.0%)
Audacy, Inc. *,Æ 5,845 117
Total 117
Total Common Stocks (Cost: $3,888) 117
Corporate Bonds ( 95.1% )
Basic Materials (3.8%)
Ashland, Inc.  144A  144A
3.375%, 9/1/31 144A 825,000 735
Axalta Coating Systems Dutch Holding BV  144A  144A
7.250%, 2/15/31 144A 425,000 448
Axalta Coating Systems LLC  144A  144A
3.375%, 2/15/29 144A 875,000 829
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding BV  144A  144A
4.750%, 6/15/27 144A 600,000 596
Celanese US Holdings LLC
6.500%, 4/15/30 350,000 358
6.750%, 4/15/33 1,950,000 1,970
Cleveland-Cliffs, Inc.  144A  144A
4.625%, 3/1/29 144A 1,225,000 1,125
4.875%, 3/1/31 144A 425,000 364
6.750%, 4/15/30 144A 600,000 580
6.875%, 11/1/29 144A 400,000 394
7.000%, 3/15/32 144A 1,075,000 1,013
7.375%, 5/1/33 144A 650,000 610
7.500%, 9/15/31 144A 375,000 362
Coeur Mining, Inc.  144A  144A
5.125%, 2/15/29 144A 1,950,000 1,901
Element Solutions, Inc.  144A  144A
3.875%, 9/1/28 144A 1,650,000 1,600
H.B. Fuller Co.
4.250%, 10/15/28 525,000 509
Herens Holdco SARL  144A  144A
4.750%, 5/15/28 144A 2,350,000 2,109
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc.  144A  144A
9.000%, 7/1/28 144A 1,875,000 1,884
Olympus Water US Holding Corp.  144A  144A
4.250%, 10/1/28 144A 1,500,000 1,426
6.250%, 10/1/29 144A 1,975,000 1,885
7.125%, 10/1/27 144A 875,000 891
9.750%, 11/15/28 144A 2,125,000 2,238
SNF Group SACA  144A  144A
3.375%, 3/15/30 144A 950,000 877
WR Grace Holdings LLC  144A  144A
4.875%, 6/15/27 144A 675,000 671
5.625%, 8/15/29 144A 1,200,000 1,086
7.375%, 3/1/31 144A 325,000 333
Total 26,794
Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Communications (9.4%)
Cars.com, Inc.  144A  144A
6.375%, 11/1/28 144A 1,825,000 1,830
CCO Holdings LLC / CCO Holdings Capital
Corp.  144A  144A
4.250%, 1/15/34 144A 1,200,000 1,068
4.500%, 8/15/30 144A 1,500,000 1,430
4.500%, 5/1/32 1,700,000 1,583
4.500%, 6/1/33 144A 1,175,000 1,074
4.750%, 3/1/30 144A 3,100,000 3,003
5.000%, 2/1/28 144A 2,000,000 1,982
5.125%, 5/1/27 144A 2,225,000 2,218
5.375%, 6/1/29 144A 1,350,000 1,345
5.500%, 5/1/26 144A 275,000 275
Ciena Corp.  144A  144A
4.000%, 1/31/30 144A 325,000 308
CSC Holdings LLC  144A  144A
3.375%, 2/15/31 144A 825,000 572
4.125%, 12/1/30 144A 950,000 670
4.500%, 11/15/31 144A 2,750,000 1,935
5.500%, 4/15/27 144A 400,000 382
6.500%, 2/1/29 144A 1,100,000 894
Cumulus Media New Holdings, Inc.  144A  144A
8.000%, 7/1/29 144A 356,000 98
DISH DBS Corp.
5.125%, 6/1/29 1,600,000 1,066
Gen Digital, Inc.  144A  144A
6.250%, 4/1/33 144A 800,000 821
Go Daddy Operating Co. LLC / GD Finance
Co., Inc.  144A  144A
5.250%, 12/1/27 144A 1,625,000 1,623
Gray Television, Inc.  144A  144A
5.375%, 11/15/31 144A 975,000 731
Lamar Media Corp.
3.625%, 1/15/31 425,000 393
4.000%, 2/15/30 100,000 95
4.875%, 1/15/29 675,000 667
Match Group Holdings II LLC  144A  144A
4.125%, 8/1/30 144A 2,175,000 2,034
4.625%, 6/1/28 144A 1,450,000 1,415
5.000%, 12/15/27 144A 525,000 522
Midas OpCo Holdings LLC  144A  144A
5.625%, 8/15/29 144A 4,100,000 3,922
Millennium Escrow Corp.  144A  144A
6.625%, 8/1/26 144A 1,425,000 1,170
Nexstar Media, Inc.  144A  144A
5.625%, 7/15/27 144A 675,000 673
Outfront Media Capital LLC / Outfront Media
Capital Corp.  144A  144A
4.250%, 1/15/29 144A 1,150,000 1,100
4.625%, 3/15/30 144A 1,400,000 1,337
7.375%, 2/15/31 144A 150,000 159
Scripps Escrow, Inc.  144A  144A
5.875%, 7/15/27 144A 875,000 779
Sinclair Television Group, Inc.  144A  144A
4.375%, 12/31/32 144A 150,000 105

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Communications continued
5.500%, 3/1/30 144A 425,000 344
Sirius XM Radio, Inc.  144A  144A
3.125%, 9/1/26 144A 1,075,000 1,055
3.875%, 9/1/31 144A 1,875,000 1,667
4.000%, 7/15/28 144A 550,000 528
4.125%, 7/1/30 144A 1,525,000 1,406
5.500%, 7/1/29 144A 1,375,000 1,366
Sunrise FinCo I BV  144A  144A
4.875%, 7/15/31 144A 3,225,000 3,050
TEGNA, Inc.
5.000%, 9/15/29 425,000 406
Telenet Finance Luxembourg Notes SARL  144A  144A
5.500%, 3/1/28 144A 4,400,000 4,354
Univision Communications, Inc.  144A  144A
4.500%, 5/1/29 144A 1,225,000 1,114
7.375%, 6/30/30 144A 1,025,000 1,007
8.000%, 8/15/28 144A 1,675,000 1,700
Viavi Solutions, Inc.  144A  144A
3.750%, 10/1/29 144A 1,175,000 1,098
Virgin Media Finance PLC  144A  144A
5.000%, 7/15/30 144A 2,325,000 2,125
Virgin Media Secured Finance PLC  144A  144A
4.500%, 8/15/30 144A 250,000 232
5.500%, 5/15/29 144A 475,000 467
Virgin Media Vendor Financing Notes IV  144A  144A
5.000%, 7/15/28 144A 925,000 906
VMED O2 UK Financing I PLC  144A  144A
4.250%, 1/31/31 144A 600,000 550
4.750%, 7/15/31 144A 1,475,000 1,364
VZ Secured Financing BV  144A  144A
5.000%, 1/15/32 144A 1,225,000 1,090
Ziggo Bond Co. BV  144A  144A
5.125%, 2/28/30 144A 1,300,000 1,135
Ziggo BV  144A  144A
4.875%, 1/15/30 144A 200,000 187
Total 66,430
Consumer, Cyclical (19.4%)
1011778 BC ULC / New Red Finance, Inc.  144A  144A
3.875%, 1/15/28 144A 1,125,000 1,096
4.000%, 10/15/30 144A 5,150,000 4,799
4.375%, 1/15/28 144A 1,175,000 1,152
5.625%, 9/15/29 144A 375,000 380
Academy, Ltd.  144A  144A
6.000%, 11/15/27 144A 1,850,000 1,855
Adient Global Holdings, Ltd.  144A  144A
7.000%, 4/15/28 144A 350,000 361
7.500%, 2/15/33 144A 1,150,000 1,176
8.250%, 4/15/31 144A 1,150,000 1,208
Affinity Interactive  144A  144A
6.875%, 12/15/27 144A 1,375,000 844
American Airlines, Inc. / AAdvantage Loyalty
IP, Ltd.  144A  144A
5.500%, 4/20/26 144A 550,000 549
5.750%, 4/20/29 144A 200,000 200
American Builders & Contractors Supply Co.,
Inc.  144A  144A
3.875%, 11/15/29 144A 275,000 260
4.000%, 1/15/28 144A 2,050,000 2,005
Aramark Services, Inc.  144A  144A
5.000%, 2/1/28 144A 225,000 224
Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
Asbury Automotive Group, Inc.  144A  144A
4.625%, 11/15/29 144A 1,850,000 1,786
5.000%, 2/15/32 144A 675,000 642
Beach Acquisition Bidco, LLC  144A  144A
1.000%, 7/15/33 144A 1,725,000 1,788
Boyd Gaming Corp.
4.750%, 12/1/27 1,650,000 1,638
4.750%, 6/15/31 144A 575,000 551
Caesars Entertainment, Inc.  144A  144A
4.625%, 10/15/29 144A 650,000 620
6.000%, 10/15/32 144A 2,075,000 2,035
6.500%, 2/15/32 144A 1,450,000 1,488
7.000%, 2/15/30 144A 525,000 544
8.125%, 7/1/27 144A 788,000 788
Carnival Corp.  144A  144A
5.750%, 3/15/30 144A 625,000 636
5.875%, 6/15/31 144A 1,075,000 1,095
6.000%, 5/1/29 144A 1,225,000 1,238
6.125%, 2/15/33 144A 875,000 895
7.000%, 8/15/29 144A 375,000 395
CCM Merger, Inc.  144A  144A
6.375%, 5/1/26 144A 425,000 425
Champ Acquisition Corp.  144A  144A
8.375%, 12/1/31 144A 950,000 1,009
Churchill Downs, Inc.  144A  144A
5.500%, 4/1/27 144A 225,000 225
5.750%, 4/1/30 144A 500,000 502
6.750%, 5/1/31 144A 2,225,000 2,287
Clarios Global LP / Clarios US Finance Co.  144A  144A
6.750%, 5/15/28 144A 625,000 642
6.750%, 2/15/30 144A 975,000 1,014
8.500%, 5/15/27 144A 6,450,000 6,478
Dana, Inc.
5.375%, 11/15/27 150,000 150
Dornoch Debt Merger Sub, Inc.  144A  144A
6.625%, 10/15/29 144A 3,450,000 2,672
Ford Motor Credit Co. LLC
2.700%, 8/10/26 725,000 706
3.375%, 11/13/25 3,250,000 3,228
4.000%, 11/13/30 1,975,000 1,803
4.125%, 8/17/27 1,350,000 1,320
4.271%, 1/9/27 1,675,000 1,651
4.389%, 1/8/26 2,725,000 2,713
5.113%, 5/3/29 1,200,000 1,173
6.800%, 5/12/28 700,000 723
Foundation Building Materials, Inc.  144A  144A
6.000%, 3/1/29 144A 3,625,000 3,325
The Gap, Inc.  144A  144A
3.625%, 10/1/29 144A 1,325,000 1,231
3.875%, 10/1/31 144A 225,000 201
Gates Corp.  144A  144A
6.875%, 7/1/29 144A 1,375,000 1,428
Group 1 Automotive, Inc.  144A  144A
6.375%, 1/15/30 144A 375,000 385
GYP Holdings III Corp.  144A  144A
4.625%, 5/1/29 144A 2,375,000 2,381
Hanesbrands, Inc.  144A  144A
9.000%, 2/15/31 144A 1,100,000 1,165
Hilton Domestic Operating Co., Inc.  144A  144A
3.625%, 2/15/32 144A 700,000 634

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
3.750%, 5/1/29 144A 1,150,000 1,102
4.875%, 1/15/30 500,000 498
5.750%, 5/1/28 144A 800,000 802
5.875%, 3/15/33 144A 875,000 891
IHO Verwaltungs GmbH  144A  144A
6.375%, 5/15/29 144A 1,650,000 1,651
8.000%, 11/15/32 144A 2,250,000 2,301
Interface, Inc.  144A  144A
5.500%, 12/1/28 144A 1,350,000 1,331
JB Poindexter & Co., Inc.  144A  144A
8.750%, 12/15/31 144A 1,175,000 1,196
KFC Holding Co. / Pizza Hut Holdings LLC /
Taco Bell of America LLC  144A  144A
4.750%, 6/1/27 144A 550,000 548
Kontoor Brands, Inc.  144A  144A
4.125%, 11/15/29 144A 575,000 540
LCM Investments Holdings II LLC  144A  144A
8.250%, 8/1/31 144A 2,975,000 3,163
Light and Wonder International, Inc.  144A  144A
7.250%, 11/15/29 144A 1,975,000 2,035
7.500%, 9/1/31 144A 875,000 916
MGM Resorts International
6.125%, 9/15/29 1,025,000 1,043
6.500%, 4/15/32 2,425,000 2,465
Midwest Gaming Borrower LLC  144A  144A
4.875%, 5/1/29 144A 1,875,000 1,806
NCL Corp., Ltd.  144A  144A
5.875%, 3/15/26 144A 229,000 229
6.250%, 3/1/30 144A 175,000 176
6.750%, 2/1/32 144A 1,400,000 1,430
7.750%, 2/15/29 144A 525,000 558
8.125%, 1/15/29 144A 575,000 606
NCL Finance, Ltd.  144A  144A
6.125%, 3/15/28 144A 750,000 762
Ontario Gaming GTA LP / OTG Co-Issuer, Inc.  144A  144A
8.000%, 8/1/30 144A 400,000 401
Patrick Industries, Inc.  144A  144A
6.375%, 11/1/32 144A 1,650,000 1,655
Penn Entertainment, Inc.  144A  144A
4.125%, 7/1/29 144A 1,300,000 1,205
5.625%, 1/15/27 144A 250,000 249
QXO Building Products, Inc.  144A  144A
6.750%, 4/30/32 144A 1,975,000 2,035
Real Hero Merger Sub 2, Inc.  144A  144A
6.250%, 2/1/29 144A 2,050,000 1,476
Royal Caribbean Cruises, Ltd.  144A  144A
5.375%, 7/15/27 144A 750,000 754
5.500%, 8/31/26 144A 750,000 753
5.625%, 9/30/31 144A 500,000 503
6.000%, 2/1/33 144A 1,275,000 1,300
6.250%, 3/15/32 144A 925,000 951
Sally Holdings LLC / Sally Capital, Inc.
6.750%, 3/1/32 1,150,000 1,181
Scientific Games Holdings LP / Scientific
Games US FinCo, Inc.  144A  144A
6.625%, 3/1/30 144A 350,000 337
SeaWorld Parks & Entertainment, Inc.  144A  144A
5.250%, 8/15/29 144A 2,900,000 2,834
Six Flags Entertainment Corp.  144A  144A
5.500%, 4/15/27 144A 475,000 474
Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
7.250%, 5/15/31 144A 2,300,000 2,364
Station Casinos LLC  144A  144A
4.500%, 2/15/28 144A 2,000,000 1,961
4.625%, 12/1/31 144A 1,675,000 1,569
6.625%, 3/15/32 144A 250,000 256
Suburban Propane Partners LP / Suburban
Energy Finance Corp.  144A  144A
5.000%, 6/1/31 144A 2,525,000 2,389
5.875%, 3/1/27 900,000 900
Whirlpool Corp.
6.125%, 6/15/30 375,000 378
6.500%, 6/15/33 925,000 928
White Cap Buyer LLC  144A  144A
6.875%, 10/15/28 144A 3,150,000 3,145
The William Carter Co.  144A  144A
5.625%, 3/15/27 144A 1,275,000 1,267
WMG Acquisition Corp.  144A  144A
3.750%, 12/1/29 144A 650,000 609
Wyndham Hotels & Resorts, Inc.  144A  144A
4.375%, 8/15/28 144A 725,000 709
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.  144A  144A
6.250%, 3/15/33 144A 1,250,000 1,258
7.125%, 2/15/31 144A 1,100,000 1,173
Yum! Brands, Inc.
4.625%, 1/31/32 1,625,000 1,564
4.750%, 1/15/30 144A 725,000 718
ZF North America Capital, Inc.  144A  144A
6.875%, 4/14/28 144A 850,000 853
7.125%, 4/14/30 144A 475,000 464
Total 136,381
Consumer, Non-cyclical (15.0%)
1261229 BC, Ltd.  144A  144A
1.000%, 4/15/32 144A 2,800,000 2,825
AHP Health Partners, Inc.  144A  144A
5.750%, 7/15/29 144A 1,450,000 1,414
Albertsons Cos., Inc. / Safeway, Inc. /
New  Albertson's LP / Albertson's LLC  144A  144A
3.250%, 3/15/26 144A 350,000 345
3.500%, 3/15/29 144A 750,000 711
5.875%, 2/15/28 144A 700,000 699
6.250%, 3/15/33 144A 300,000 309
6.500%, 2/15/28 144A 1,200,000 1,229
Allied Universal Holdco LLC / Allied Universal
Finance Corp.  144A  144A
6.000%, 6/1/29 144A 3,075,000 2,991
6.875%, 6/15/30 144A 1,400,000 1,419
7.875%, 2/15/31 144A 1,200,000 1,254
Avantor Funding, Inc.  144A  144A
3.875%, 11/1/29 144A 1,825,000 1,728
4.625%, 7/15/28 144A 2,350,000 2,308
Bausch Health Cos., Inc.  144A  144A
4.875%, 6/1/28 144A 1,725,000 1,455
5.000%, 2/15/29 144A 325,000 227
5.250%, 1/30/30 144A 1,700,000 1,076
6.250%, 2/15/29 144A 625,000 439
BellRing Brands, Inc.  144A  144A
7.000%, 3/15/30 144A 2,050,000 2,135
Belron UK Finance PLC  144A  144A
5.750%, 10/15/29 144A 500,000 504

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Boost Newco Borrower LLC  144A  144A
7.500%, 1/15/31 144A 4,025,000 4,273
The Brink's Co.  144A  144A
6.500%, 6/15/29 144A 1,075,000 1,108
6.750%, 6/15/32 144A 1,050,000 1,093
Centene Corp.
4.625%, 12/15/29 1,500,000 1,459
CHS / Community Health Systems, Inc.  144A  144A
5.250%, 5/15/30 144A 1,000,000 887
5.625%, 3/15/27 144A 1,300,000 1,280
6.000%, 1/15/29 144A 550,000 529
6.125%, 4/1/30 144A 800,000 592
6.875%, 4/15/29 144A 1,600,000 1,276
Clarivate Science Holdings Corp.  144A  144A
3.875%, 7/1/28 144A 350,000 335
4.875%, 7/1/29 144A 3,850,000 3,625
Concentra Health Services, Inc.  144A  144A
6.875%, 7/15/32 144A 700,000 725
Edgewell Personal Care Co.  144A  144A
4.125%, 4/1/29 144A 1,000,000 945
5.500%, 6/1/28 144A 875,000 871
Embecta Corp.  144A  144A
6.750%, 2/15/30 144A 950,000 912
Garda World Security Corp.  144A  144A
4.625%, 2/15/27 144A 875,000 870
6.000%, 6/1/29 144A 2,375,000 2,318
7.750%, 2/15/28 144A 600,000 621
8.250%, 8/1/32 144A 800,000 821
8.375%, 11/15/32 144A 2,300,000 2,363
Grifols SA  144A  144A
4.750%, 10/15/28 144A 3,900,000 3,749
HealthEquity, Inc.  144A  144A
4.500%, 10/1/29 144A 2,225,000 2,163
Herc Holdings, Inc.  144A  144A
7.000%, 6/15/30 144A 825,000 862
7.250%, 6/15/33 144A 875,000 917
Insulet Corp.  144A  144A
6.500%, 4/1/33 144A 275,000 287
IQVIA, Inc.  144A  144A
5.000%, 10/15/26 144A 1,375,000 1,374
5.000%, 5/15/27 144A 750,000 747
6.250%, 6/1/32 144A 1,775,000 1,822
6.500%, 5/15/30 144A 200,000 206
Jazz Securities DAC  144A  144A
4.375%, 1/15/29 144A 1,400,000 1,352
Medline Borrower LP  144A  144A
3.875%, 4/1/29 144A 1,625,000 1,559
5.250%, 10/1/29 144A 6,000,000 5,953
Medline Borrower LP / Medline Co-Issuer, Inc.  144A  144A
6.250%, 4/1/29 144A 1,150,000 1,181
Molina Healthcare, Inc.  144A  144A
6.250%, 1/15/33 144A 1,350,000 1,374
Neogen Food Safety Corp.  144A  144A
8.625%, 7/20/30 144A 675,000 698
Opal Bidco SAS  144A  144A
6.500%, 3/31/32 144A 1,200,000 1,225
Organon & Co. / Organon Foreign Debt Co-
Issuer BV  144A  144A
4.125%, 4/30/28 144A 425,000 409
5.125%, 4/30/31 144A 1,275,000 1,106
Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
6.750%, 5/15/34 144A 300,000 288
7.875%, 5/15/34 144A 2,075,000 1,874
Performance Food Group, Inc.  144A  144A
4.250%, 8/1/29 144A 1,425,000 1,374
5.500%, 10/15/27 144A 950,000 948
6.125%, 9/15/32 144A 275,000 281
Post Holdings, Inc.  144A  144A
5.500%, 12/15/29 144A 900,000 896
6.250%, 2/15/32 144A 1,300,000 1,336
6.375%, 3/1/33 144A 1,175,000 1,186
Raven Acquisition Holdings LLC  144A  144A
6.875%, 11/15/31 144A 2,175,000 2,175
Select Medical Corp.  144A  144A
6.250%, 12/1/32 144A 2,125,000 2,138
Shift4 Payments LLC / Shift4 Payments
Finance Sub, Inc.  144A  144A
6.750%, 8/15/32 144A 825,000 857
Teleflex, Inc.  144A  144A
4.250%, 6/1/28 144A 250,000 244
4.625%, 11/15/27 450,000 445
Tenet Healthcare Corp.
4.250%, 6/1/29 225,000 218
4.625%, 6/15/28 125,000 123
5.125%, 11/1/27 1,800,000 1,797
6.125%, 10/1/28 2,175,000 2,178
6.125%, 6/15/30 775,000 788
6.250%, 2/1/27 1,125,000 1,125
6.750%, 5/15/31 1,125,000 1,164
United Rentals North America, Inc.
4.875%, 1/15/28 1,225,000 1,220
5.250%, 1/15/30 425,000 426
5.500%, 5/15/27 400,000 400
6.000%, 12/15/29 144A 375,000 384
6.125%, 3/15/34 144A 675,000 695
US Foods, Inc.  144A  144A
4.625%, 6/1/30 144A 700,000 682
4.750%, 2/15/29 144A 1,500,000 1,474
5.750%, 4/15/33 144A 275,000 275
6.875%, 9/15/28 144A 775,000 801
ZipRecruiter, Inc.  144A  144A
5.000%, 1/15/30 144A 975,000 832
Total 105,579
Diversified (0.2%)
Stena International SA  144A  144A
7.250%, 1/15/31 144A 1,475,000 1,480
Total 1,480
Energy (9.7%)
Aethon United BR LP / Aethon United Finance
Corp.  144A  144A
7.500%, 10/1/29 144A 1,675,000 1,757
Antero Midstream Partners LP / Antero
Midstream Finance Corp.  144A  144A
5.375%, 6/15/29 144A 975,000 968
5.750%, 3/1/27 144A 2,375,000 2,372
5.750%, 1/15/28 144A 2,600,000 2,596
6.625%, 2/1/32 144A 225,000 232
Antero Resources Corp.  144A  144A
5.375%, 3/1/30 144A 625,000 629
7.625%, 2/1/29 144A 244,000 250

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Archrock Partners LP  144A  144A
6.250%, 4/1/28 144A 1,975,000 1,982
6.875%, 4/1/27 144A 3,275,000 3,278
Aris Water Holdings LLC  144A  144A
7.250%, 4/1/30 144A 1,175,000 1,212
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.  144A  144A
5.875%, 6/30/29 144A 825,000 826
6.625%, 10/15/32 144A 550,000 560
6.625%, 7/15/33 144A 500,000 507
9.000%, 11/1/27 144A 400,000 489
Blue Racer Midstream LLC / Blue Racer
Finance Corp.  144A  144A
7.000%, 7/15/29 144A 400,000 417
7.250%, 7/15/32 144A 950,000 1,007
Chesapeake Energy Corp. Escrow
7.000%, 10/1/24 * 1,000,000 3
Civitas Resources, Inc.  144A  144A
8.375%, 7/1/28 144A 1,425,000 1,459
8.625%, 11/1/30 144A 575,000 584
8.750%, 7/1/31 144A 300,000 303
9.625%, 6/15/33 144A 525,000 538
CNX Midstream Partners LP  144A  144A
4.750%, 4/15/30 144A 2,250,000 2,125
CNX Resources Corp.  144A  144A
7.250%, 3/1/32 144A 525,000 544
Comstock Resources, Inc.  144A  144A
5.875%, 1/15/30 144A 475,000 461
6.750%, 3/1/29 144A 2,175,000 2,180
DT Midstream, Inc.  144A  144A
4.375%, 6/15/31 144A 1,600,000 1,532
Energy Transfer LP  144A  144A
7.375%, 2/1/31 144A 750,000 786
EQT Corp.  144A  144A
4.500%, 1/15/29 144A 278,000 275
4.750%, 1/15/31 144A 1,125,000 1,107
6.375%, 4/1/29 144A 600,000 619
7.500%, 6/1/27 144A 975,000 993
7.500%, 6/1/30 144A 175,000 192
Expand Energy Corp.
4.750%, 2/1/32 350,000 340
5.375%, 3/15/30 300,000 301
5.875%, 2/1/29 144A 225,000 226
Hess Midstream Operations LP  144A  144A
4.250%, 2/15/30 144A 625,000 601
5.125%, 6/15/28 144A 1,300,000 1,291
5.500%, 10/15/30 144A 475,000 477
5.875%, 3/1/28 144A 200,000 203
6.500%, 6/1/29 144A 200,000 206
HF Sinclair Corp.
5.000%, 2/1/28 1,725,000 1,726
6.375%, 4/15/27 249,000 251
Kodiak Gas Services LLC  144A  144A
7.250%, 2/15/29 144A 2,050,000 2,121
Matador Resources Co.  144A  144A
6.250%, 4/15/33 144A 675,000 670
6.500%, 4/15/32 144A 1,000,000 1,001
Nabors Industries, Ltd.  144A  144A
7.375%, 5/15/27 144A 225,000 222
7.500%, 1/15/28 144A 1,250,000 1,115
Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Energy continued
8.875%, 8/15/31 144A 450,000 334
9.125%, 1/31/30 144A 475,000 455
Northriver Midstream Finance LP  144A  144A
6.750%, 7/15/32 144A 2,050,000 2,123
Permian Resources Operating LLC  144A  144A
5.375%, 1/15/26 144A 825,000 824
6.250%, 2/1/33 144A 600,000 606
7.000%, 1/15/32 144A 325,000 337
Precision Drilling Corp.  144A  144A
6.875%, 1/15/29 144A 500,000 494
7.125%, 1/15/26 144A 551,000 551
Range Resources Corp.  144A  144A
4.750%, 2/15/30 144A 475,000 462
8.250%, 1/15/29 1,125,000 1,158
Rockies Express Pipeline LLC  144A  144A
6.750%, 3/15/33 144A 700,000 731
Sitio Royalties Operating Partnership LP / Sitio
Finance Corp.  144A  144A
7.875%, 11/1/28 144A 600,000 628
SM Energy Co.
6.625%, 1/15/27 250,000 250
6.750%, 9/15/26 1,100,000 1,101
6.750%, 8/1/29 144A 575,000 573
7.000%, 8/1/32 144A 275,000 271
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.
5.500%, 3/1/30 1,900,000 1,928
6.500%, 7/15/27 300,000 300
TerraForm Power Operating LLC  144A  144A
4.750%, 1/15/30 144A 1,725,000 1,651
5.000%, 1/31/28 144A 1,775,000 1,757
TGNR Intermediate Holdings LLC  144A  144A
5.500%, 10/15/29 144A 1,975,000 1,914
USA Compression Partners LP / USA
Compression Finance Corp.
6.875%, 9/1/27 1,625,000 1,628
7.125%, 3/15/29 144A 2,450,000 2,511
Venture Global Plaquemines LNG LLC  144A  144A
6.500%, 1/15/34 144A 1,375,000 1,375
Venture Global Plaquemines LNG, LLC  144A  144A
6.750%, 1/15/36 144A 925,000 925
Total 68,421
Financial (12.2%)
Acrisure LLC / Acrisure Finance, Inc.  144A  144A
6.750%, 7/1/32 144A 425,000 431
7.500%, 11/6/30 144A 2,050,000 2,118
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer  144A  144A
5.875%, 11/1/29 144A 575,000 567
6.500%, 10/1/31 144A 375,000 382
6.750%, 10/15/27 144A 275,000 275
7.000%, 1/15/31 144A 2,225,000 2,302
7.375%, 10/1/32 144A 1,550,000 1,598
Ally Financial, Inc.
5.750%, 11/20/25 1,125,000 1,127
AmWINS Group, Inc.  144A  144A
4.875%, 6/30/29 144A 3,400,000 3,304
6.375%, 2/15/29 144A 1,225,000 1,249
Ardonagh Finco, Ltd.  144A  144A
7.750%, 2/15/31 144A 950,000 993

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Ardonagh Group Finance, Ltd.  144A  144A
8.875%, 2/15/32 144A 6,675,000 7,024
AssuredPartners, Inc.  144A  144A
5.625%, 1/15/29 144A 1,900,000 1,895
7.500%, 2/15/32 144A 1,125,000 1,205
Baldwin Insurance Group Holdings LLC /
Baldwin Insurance Group Holdings Finance  144A  144A
7.125%, 5/15/31 144A 2,750,000 2,859
BroadStreet Partners, Inc.  144A  144A
5.875%, 4/15/29 144A 6,075,000 6,004
HUB International, Ltd.  144A  144A
5.625%, 12/1/29 144A 3,075,000 3,075
7.250%, 6/15/30 144A 3,475,000 3,631
7.375%, 1/31/32 144A 4,625,000 4,839
Iron Mountain, Inc.  144A  144A
6.250%, 1/15/33 144A 725,000 745
7.000%, 2/15/29 144A 3,125,000 3,235
Jones Deslauriers Insurance Management,
Inc.  144A  144A
8.500%, 3/15/30 144A 1,800,000 1,908
10.500%, 12/15/30 144A 2,200,000 2,345
Macquarie Airfinance Holdings, Ltd.  144A  144A
6.400%, 3/26/29 144A 175,000 183
6.500%, 3/26/31 144A 175,000 185
8.125%, 3/30/29 144A 150,000 157
Navient Corp.
5.000%, 3/15/27 675,000 672
5.500%, 3/15/29 1,200,000 1,175
6.750%, 6/15/26 500,000 506
Panther Escrow Issuer LLC  144A  144A
7.125%, 6/1/31 144A 4,975,000 5,168
RHP Hotel Properties LP / RHP Finance Corp.  144A  144A
6.500%, 4/1/32 144A 825,000 848
6.500%, 6/15/33 144A 375,000 386
7.250%, 7/15/28 144A 825,000 854
Rocket Companies, Inc.  144A  144A
6.125%, 8/1/30 144A 275,000 280
6.375%, 8/1/33 144A 1,250,000 1,279
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer, Inc.  144A  144A
2.875%, 10/15/26 144A 1,800,000 1,755
3.625%, 3/1/29 144A 1,475,000 1,402
3.875%, 3/1/31 144A 1,525,000 1,414
4.000%, 10/15/33 144A 1,200,000 1,074
Ryan Specialty LLC  144A  144A
4.375%, 2/1/30 144A 800,000 774
5.875%, 8/1/32 144A 1,400,000 1,411
United Wholesale Mortgage LLC  144A  144A
5.500%, 11/15/25 144A 2,125,000 2,125
5.500%, 4/15/29 144A 1,375,000 1,335
5.750%, 6/15/27 144A 950,000 948
USI, Inc.  144A  144A
7.500%, 1/15/32 144A 4,700,000 4,959
UWM Holdings LLC  144A  144A
6.625%, 2/1/30 144A 1,275,000 1,276
VICI Properties LP / VICI Note Co., Inc.  144A  144A
4.250%, 12/1/26 144A 625,000 621
4.500%, 9/1/26 144A 450,000 449
5.750%, 2/1/27 144A 225,000 228
Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Financial continued
XHR LP  144A  144A
6.625%, 5/15/30 144A 925,000 942
Total 85,517
Industrial (12.1%)
ARD Finance SA  144A  144A
6.500%, 6/30/27 144A Þ 2,692,281 114
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC  144A  144A
4.000%, 9/1/29 144A 2,250,000 2,054
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.  144A  144A
5.250%, 8/15/27 144A 4,375,000 1,951
Ball Corp.
2.875%, 8/15/30 700,000 631
6.000%, 6/15/29 750,000 769
6.875%, 3/15/28 675,000 691
Camelot Return Merger Sub, Inc.  144A  144A
8.750%, 8/1/28 144A 700,000 646
Clearwater Paper Corp.  144A  144A
4.750%, 8/15/28 144A 1,875,000 1,776
Clydesdale Acquisition Holdings, Inc.  144A  144A
6.750%, 4/15/32 144A 475,000 487
6.875%, 1/15/30 144A 725,000 741
8.750%, 4/15/30 144A 3,875,000 3,963
Coherent Corp.  144A  144A
5.000%, 12/15/29 144A 2,425,000 2,382
CP Atlas Buyer, Inc.  144A  144A
7.000%, 12/1/28 144A 2,900,000 2,684
Crown Americas LLC
5.250%, 4/1/30 400,000 406
5.875%, 6/1/33 144A 875,000 881
EMRLD Borrower LP / Emerald Co-Issuer, Inc.  144A  144A
6.625%, 12/15/30 144A 4,225,000 4,319
6.750%, 7/15/31 144A 200,000 207
Energizer Holdings, Inc.  144A  144A
4.375%, 3/31/29 144A 2,525,000 2,388
4.750%, 6/15/28 144A 1,400,000 1,363
6.500%, 12/31/27 144A 1,650,000 1,669
Enpro, Inc.  144A  144A
6.125%, 6/1/33 144A 375,000 383
Goat Holdco LLC  144A  144A
6.750%, 2/1/32 144A 550,000 559
Graphic Packaging International LLC  144A  144A
3.500%, 3/15/28 144A 425,000 407
3.500%, 3/1/29 144A 450,000 424
4.750%, 7/15/27 144A 500,000 492
Hillenbrand, Inc.
6.250%, 2/15/29 1,300,000 1,325
Madison IAQ LLC  144A  144A
4.125%, 6/30/28 144A 250,000 243
5.875%, 6/30/29 144A 5,125,000 5,042
Masterbrand, Inc.  144A  144A
7.000%, 7/15/32 144A 1,000,000 1,021
Mauser Packaging Solutions Holding Co.  144A  144A
7.875%, 4/15/27 144A 1,275,000 1,296
9.250%, 4/15/27 144A 1,175,000 1,167
Maxam Prill SARL  144A  144A
7.750%, 7/15/30 144A 2,175,000 2,179

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
Miter Brands Acquisition Holdco, Inc. / MIWD
Borrower LLC  144A  144A
6.750%, 4/1/32 144A 575,000 590
MIWD Holdco II LLC / MIWD Finance Corp.  144A  144A
5.500%, 2/1/30 144A 1,975,000 1,877
OI European Group BV  144A  144A
4.750%, 2/15/30 144A 450,000 433
Owens-Brockway Glass Container, Inc.  144A  144A
6.625%, 5/13/27 144A 775,000 775
7.375%, 6/1/32 144A 400,000 408
Quikrete Holdings, Inc.  144A  144A
6.375%, 3/1/32 144A 1,400,000 1,440
6.750%, 3/1/33 144A 750,000 774
Sealed Air Corp.  144A  144A
5.000%, 4/15/29 144A 550,000 544
6.125%, 2/1/28 144A 550,000 558
6.500%, 7/15/32 144A 1,400,000 1,451
7.250%, 2/15/31 144A 575,000 605
Sensata Technologies BV  144A  144A
5.875%, 9/1/30 144A 2,125,000 2,128
Sensata Technologies, Inc.  144A  144A
3.750%, 2/15/31 144A 225,000 205
6.625%, 7/15/32 144A 250,000 257
SPX FLOW, Inc.  144A  144A
8.750%, 4/1/30 144A 2,950,000 3,061
Standard Building Solutions, Inc.  144A  144A
6.500%, 8/15/32 144A 700,000 717
Standard Industries, Inc.  144A  144A
3.375%, 1/15/31 144A 250,000 224
4.375%, 7/15/30 144A 1,200,000 1,136
4.750%, 1/15/28 144A 1,325,000 1,310
5.000%, 2/15/27 144A 3,000,000 2,993
TransDigm, Inc.
4.625%, 1/15/29 1,250,000 1,227
4.875%, 5/1/29 275,000 270
6.000%, 1/15/33 144A 275,000 276
6.375%, 3/1/29 144A 1,025,000 1,052
6.375%, 5/31/33 144A 975,000 976
6.625%, 3/1/32 144A 2,225,000 2,304
6.750%, 8/15/28 144A 1,000,000 1,021
6.875%, 12/15/30 144A 3,850,000 3,995
Trivium Packaging Finance BV  144A  144A
8.250%, 7/15/30 144A 775,000 820
12.250%, 1/15/31 144A 800,000 858
TTM Technologies, Inc.  144A  144A
4.000%, 3/1/29 144A 750,000 717
Watco Cos. LLC / Watco Finance Corp.  144A  144A
7.125%, 8/1/32 144A 1,150,000 1,202
WESCO Distribution, Inc.  144A  144A
6.375%, 3/15/29 144A 1,150,000 1,183
6.375%, 3/15/33 144A 450,000 465
6.625%, 3/15/32 144A 1,375,000 1,429
7.250%, 6/15/28 144A 1,075,000 1,088
Total 85,029
Technology (10.1%)
Amentum Holdings, Inc.  144A  144A
7.250%, 8/1/32 144A 2,325,000 2,393
AthenaHealth Group, Inc.  144A  144A
6.500%, 2/15/30 144A 4,900,000 4,823
Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Technology continued
CACI International, Inc.  144A  144A
6.375%, 6/15/33 144A 575,000 593
Capstone Borrower, Inc.  144A  144A
8.000%, 6/15/30 144A 2,475,000 2,581
Central Parent, Inc. / CDK Global, Inc.  144A  144A
7.250%, 6/15/29 144A 650,000 528
Cloud Software Group, Inc.  144A  144A
6.500%, 3/31/29 144A 3,125,000 3,154
8.250%, 6/30/32 144A 1,075,000 1,144
9.000%, 9/30/29 144A 3,450,000 3,576
Consensus Cloud Solutions, Inc.  144A  144A
6.000%, 10/15/26 144A 1,900,000 1,891
6.500%, 10/15/28 144A 2,225,000 2,214
CoreWeave, Inc.  144A  144A
9.250%, 6/1/30 144A 2,125,000 2,172
The Dun & Bradstreet Corp.  144A  144A
5.000%, 12/15/29 144A 2,125,000 2,178
Elastic NV  144A  144A
4.125%, 7/15/29 144A 2,375,000 2,269
Ellucian Holdings, Inc.  144A  144A
6.500%, 12/1/29 144A 650,000 665
Entegris, Inc.  144A  144A
3.625%, 5/1/29 144A 725,000 687
4.750%, 4/15/29 144A 850,000 841
5.950%, 6/15/30 144A 2,725,000 2,768
Fair Isaac Corp.  144A  144A
6.000%, 5/15/33 144A 825,000 833
Fortress Intermediate 3, Inc.  144A  144A
7.500%, 6/1/31 144A 1,875,000 1,964
Helios Software Holdings, Inc. / ION Corporate
Solutions Finance SARL  144A  144A
4.625%, 5/1/28 144A 300,000 284
Insight Enterprises, Inc.  144A  144A
6.625%, 5/15/32 144A 1,350,000 1,391
McAfee Corp.  144A  144A
7.375%, 2/15/30 144A 6,525,000 6,162
NCR Atleos Corp.  144A  144A
9.500%, 4/1/29 144A 700,000 767
NCR Voyix Corp.  144A  144A
5.000%, 10/1/28 144A 1,375,000 1,361
5.125%, 4/15/29 144A 350,000 345
Open Text Corp.  144A  144A
3.875%, 2/15/28 144A 1,675,000 1,625
3.875%, 12/1/29 144A 125,000 118
6.900%, 12/1/27 144A 450,000 466
Open Text Holdings, Inc.  144A  144A
4.125%, 2/15/30 144A 1,250,000 1,181
4.125%, 12/1/31 144A 300,000 276
Rocket Software, Inc.  144A  144A
6.500%, 2/15/29 144A 3,675,000 3,566
9.000%, 11/28/28 144A 950,000 979
Science Applications International Corp.  144A  144A
4.875%, 4/1/28 144A 875,000 861
Seagate Data Storage Technology Pte, Ltd.  144A  144A
5.875%, 7/15/30 144A 200,000 203
Seagate HDD Cayman
8.250%, 12/15/29 75,000 80
8.500%, 7/15/31 700,000 751
9.625%, 12/1/32 2,127,000 2,398

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Technology continued
SS&C Technologies, Inc.  144A  144A
5.500%, 9/30/27 144A 3,850,000 3,853
6.500%, 6/1/32 144A 625,000 649
Synaptics, Inc.  144A  144A
4.000%, 6/15/29 144A 1,550,000 1,467
UKG, Inc.  144A  144A
6.875%, 2/1/31 144A 4,450,000 4,617
Zebra Technologies Corp.  144A  144A
6.500%, 6/1/32 144A 525,000 540
Total 71,214
Utilities (3.2%)
Calpine Corp.  144A  144A
3.750%, 3/1/31 144A 1,250,000 1,186
4.500%, 2/15/28 144A 1,575,000 1,562
4.625%, 2/1/29 144A 350,000 346
5.000%, 2/1/31 144A 600,000 593
5.125%, 3/15/28 144A 1,075,000 1,074
NRG Energy, Inc.  144A  144A
3.875%, 2/15/32 144A 207,000 190
5.250%, 6/15/29 144A 775,000 771
5.750%, 1/15/28 400,000 402
5.750%, 7/15/29 144A 350,000 350
6.000%, 2/1/33 144A 975,000 985
6.250%, 11/1/34 144A 725,000 739
TransAlta Corp.
7.750%, 11/15/29 350,000 368
Corporate Bonds (95.1%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
Venture Global Plaquemines LNG, LLC  144A  144A
7.500%, 5/1/33 144A 1,900,000 2,035
7.750%, 5/1/35 144A 1,700,000 1,840
Vistra Operations Co. LLC  144A  144A
5.000%, 7/31/27 144A 1,100,000 1,099
5.500%, 9/1/26 144A 1,400,000 1,401
5.625%, 2/15/27 144A 1,925,000 1,926
7.750%, 10/15/31 144A 875,000 930
XPLR Infrastructure Operating Partners LP  144A  144A
4.500%, 9/15/27 144A 700,000 682
7.250%, 1/15/29 144A 2,075,000 2,127
8.375%, 1/15/31 144A 250,000 267
8.625%, 3/15/33 144A 1,325,000 1,420
Total 22,293
Total Corporate Bonds (Cost: $676,514) 669,138
144A 144A 144A
Warrants ( –% )
Communications (–%)
Audacy, Inc. - Black Scholes Warrants *,Æ 7,085 –π
Audacy, Inc. - Non-Black Scholes
Warrants *,Æ 1,181 –π
Total –π
Total Warrants (Cost: $2) –π
Total Investments (95.1%) (Cost: $680,404)
@
669,255
Other Assets, Less Liabilities (4.9%) 34,418
Net Assets (100.0%) 703,673
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025 the value of these securities (in thousands) was $604,902 representing 86.0%
of the net assets.
Þ PIK - Payment In Kind. PIK rate of ARD Finance SA is 7.25%.
π Amount is less than one thousand.
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $680,179 and the net unrealized depreciation of investments based on that cost was $11,149 which is comprised of $11,296 aggregate gross unrealized appreciation and $22,445 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ — $ — $ 117
Corporate Bonds — 669,138 —
Warrants — — —π
Total Assets:
$ — $ 669,138 $ 117
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2025.

Schedule of Investments
June 30, 2025 (unaudited)
Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 0.1% ) Shares/ Par
+
Value
$ (000's)
Consumer, Cyclical (0.0%)
Spirit Airlines, Inc. * 11,548 57
Total 57
Financials (0.1%)
ADLER Group SA *,Æ 1,562,614 –
DrillCo Holding Lux SA - Class B *,Æ,δ 2,686 55
DrillCo Holding Lux SA - Class C *,Æ,δ 24,180 496
Total 551
Health Care (0.0%)
AmSurg Corp. *,Æ,δ 9,484 428
Total 428
Real Estate (–%)
Corestate Capital Holding SA *,Æ,δ 421,967 –π
Total –π
Telecommunications (0.0%)
Intelsat Emergence SA *,Æ 9,447 326
Total 326
Total Common Stocks (Cost: $1,956) 1,362
Corporate Bonds ( 42.8% )
Basic Materials (0.7%)
ALROSA Finance SA  144A  144A
3.100%, 6/25/27 144A Æ,φ 8,500,000 425
4.650%, 4/9/24 144A Æ,φ 500,000 25
Celanese US Holdings LLC
6.629%, 7/15/32 500,000 524
Cerdia Finanz GmbH  144A  144A
9.375%, 10/3/31 144A 1,300,000 1,347
Ingevity Corp.  144A  144A
3.875%, 11/1/28 144A 675,000 644
MMK International Capital DAC  144A  144A
4.375%, 6/13/24 144A Æ,φ 1,400,000 70
OCP SA  144A  144A
6.700%, 3/1/36 144A 1,325,000 1,332
Olympus Water US Holding Corp.  144A  144A
4.250%, 10/1/28 144A 1,200,000 1,141
Sasol Financing USA LLC
6.500%, 9/27/28 2,000,000 1,900
Sociedad Quimica y Minera de Chile SA  144A  144A
5.500%, 9/10/34 144A 1,300,000 1,265
Total 8,673
Communications (3.4%)
Altice France SA
4.000%, 7/15/29 EUR §,∞ 3,250,000 3,206
4.250%, 10/15/29 EUR §,∞ 400,000 395
8.125%, 2/1/27 144A 1,400,000 1,260
AMC Networks, Inc.
4.250%, 2/15/29 500,000 401
AT&T, Inc.
3.500%, 9/15/53 237,000 160
3.650%, 9/15/59 6,663,000 4,470
3.800%, 12/1/57 115,000 81
Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Communications continued
CCO Holdings LLC / CCO Holdings Capital
Corp.  144A  144A
4.250%, 2/1/31 144A 2,500,000 2,335
4.500%, 6/1/33 144A 800,000 731
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
3.700%, 4/1/51 300,000 200
3.850%, 4/1/61 1,800,000 1,153
4.200%, 3/15/28 1,700,000 1,685
Cogent Communications Group, Inc. / Cogent
Communications Finance, Inc.  144A  144A
6.500%, 7/1/32 144A 1,000,000 985
EchoStar Corp.
10.750%, 11/30/29 700,000 721
Intelsat Jackson Holdings SA  144A  144A
6.500%, 3/15/30 144A 703,000 717
Level 3 Financing, Inc.  144A  144A
11.000%, 11/15/29 144A 983,669 1,128
Sirius XM Radio, Inc.  144A  144A
4.000%, 7/15/28 144A 400,000 384
Sprint Spectrum Co. LLC / Sprint Spectrum
Co. II LLC / Sprint Spectrum Co. III LLC  144A  144A
5.152%, 3/20/28 144A 715,000 720
Sunrise FinCo I BV  144A  144A
4.875%, 7/15/31 144A 725,000 686
Telecom Italia SpA
7.875%, 7/31/28 EUR §,∞ 650,000 859
T-Mobile USA, Inc.
4.700%, 1/15/35 2,000,000 1,938
5.050%, 7/15/33 750,000 755
5.650%, 1/15/53 1,000,000 968
Uber Technologies, Inc.
4.800%, 9/15/34 1,100,000 1,080
Verizon Communications, Inc.
2.355%, 3/15/32 2,725,000 2,349
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞ 1,200,000 1,486
4.250%, 1/15/30 GBP §,∞ 3,200,000 4,014
VMED O2 UK Financing I PLC
4.000%, 1/31/29 GBP §,∞ 3,100,000 3,947
4.500%, 7/15/31 GBP §,∞ 400,000 491
4.750%, 7/15/31 144A 1,100,000 1,018
Vodafone Group PLC  α
7.000%, (USD 5 Year Swap Rate plus
4.873%), 4/4/79 α 1,700,000 1,774
Wayfair LLC  144A  144A
7.750%, 9/15/30 144A 1,800,000 1,811
Windstream Services LLC / Windstream
Escrow Finance Corp.  144A  144A
8.250%, 10/1/31 144A 1,000,000 1,047
Total 44,955

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical (4.2%)
1011778 BC ULC / New Red Finance, Inc.  144A  144A
5.625%, 9/15/29 144A 1,500,000 1,521
Air Canada Pass-Through Trust, Series 2020-
2, Class A  144A  144A
5.250%, 10/1/30 144A 472,032 476
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A  144A  144A
4.800%, 2/15/29 144A 129,451 130
American Airlines Pass-Through Trust, Series
2014-1, Class A
3.700%, 4/1/28 138,185 136
American Airlines Pass-Through Trust, Series
2015-1, Class A
3.375%, 11/1/28 249,760 243
American Airlines Pass-Through Trust, Series
2016-1, Class AA
3.575%, 7/15/29 655,239 635
American Airlines Pass-Through Trust, Series
2017-2, Class AA
3.350%, 4/15/31 683,259 650
American Builders & Contractors Supply Co.,
Inc.  144A  144A
3.875%, 11/15/29 144A 1,400,000 1,324
British Airways Pass-Through Trust, Series
2020-1, Class A  144A  144A
4.250%, 5/15/34 144A 88,947 85
British Airways Pass-Through Trust, Series
2021-1, Class A  144A  144A
2.900%, 9/15/36 144A 332,486 300
Carnival Corp.  144A  144A
4.000%, 8/1/28 144A 3,300,000 3,230
Carvana Co.  144A  144A
9.000%, 6/1/30 144A 1,225,000 1,288
Flutter Treasury DAC  144A  144A
6.375%, 4/29/29 144A 1,200,000 1,236
Ford Motor Credit Co. LLC
2.386%, 2/17/26 EUR ∞ 100,000 118
3.625%, 6/17/31 2,900,000 2,553
3.815%, 11/2/27 300,000 290
4.134%, 8/4/25 200,000 200
4.389%, 1/8/26 800,000 796
7.200%, 6/10/30 25,000 26
7.350%, 11/4/27 50,000 52
7.350%, 3/6/30 25,000 26
Hilton Domestic Operating Co., Inc.  144A  144A
3.625%, 2/15/32 144A 2,900,000 2,627
IGT Lottery Holdings BV
4.250%, 3/15/30 EUR §,∞ 1,200,000 1,438
JetBlue Airways Corp.
4.000%, 5/15/34 634,980 595
JetBlue Airways Corp. / JetBlue Loyalty LP  144A  144A
9.875%, 9/20/31 144A 600,000 584
John Lewis PLC
4.250%, 12/18/34 GBP §,∞ 1,200,000 1,337
Las Vegas Sands Corp.
3.900%, 8/8/29 100,000 95
Marriott International, Inc.
5.500%, 4/15/37 1,400,000 1,400
Mitchells & Butlers Finance PLC
4.808%, (SONIO plus 0.569%), 12/15/30
GBP §,∞ 566,192 767
Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
5.120%, (US SOFR plus 0.712%), 12/15/30
§ 102,944 98
6.469%, 9/15/32 GBP §,∞ 200,000 273
NCL Corp., Ltd.  144A  144A
8.125%, 1/15/29 144A 550,000 580
Nissan Motor Acceptance Corp.  144A  144A
2.000%, 3/9/26 144A 400,000 390
Nissan Motor Co., Ltd.  144A  144A
4.345%, 9/17/27 144A 3,500,000 3,360
QXO Building Products, Inc.  144A  144A
6.750%, 4/30/32 144A 1,300,000 1,339
Renault SA
2.375%, 5/25/26 EUR §,∞ 1,200,000 1,407
Sands China, Ltd.
2.300%, 3/8/27 400,000 384
3.250%, 8/8/31 1,100,000 971
3.800%, 1/8/26 1,700,000 1,691
5.900%, 8/8/28 450,000 453
Spirit Airlines Pass-Through Trust, Series
2015-1, Class A
4.100%, 10/1/29 1,325,174 1,216
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman,
Ltd.  144A  144A
11.000%, 3/12/30 144A 488,739 349
Stellantis Finance US, Inc.  144A  144A
5.750%, 3/18/30 144A 800,000 807
United Airlines Pass-Through Trust, Series
2014-1, Class A
4.000%, 10/11/27 455,303 451
United Airlines Pass-Through Trust, Series
2019-2, Class A
2.900%, 11/1/29 75,088 70
United Airlines Pass-Through Trust, Series
2020-1, Class A
5.875%, 4/15/29 1,152,738 1,176
United Airlines Pass-Through Trust, Series
2023-1, Class A
5.800%, 7/15/37 3,534,662 3,605
Viking Cruises, Ltd.  144A  144A
9.125%, 7/15/31 144A 425,000 458
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25 GBP ∞ 900,000 1,221
8.125%, 8/15/29 1,250,000 1,326
Wynn Macau, Ltd.  144A  144A
5.500%, 1/15/26 144A 200,000 200
5.500%, 1/15/26 § 500,000 499
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.  144A  144A
5.125%, 10/1/29 144A 800,000 794
6.250%, 3/15/33 144A 1,700,000 1,711
7.125%, 2/15/31 144A 1,000,000 1,067
ZF Europe Finance BV
2.000%, 2/23/26 EUR §,∞ 2,000,000 2,319
ZF Finance GmbH
2.750%, 5/25/27 EUR §,∞ 1,500,000 1,687
3.750%, 9/21/28 EUR §,∞ 2,000,000 2,188
Total 56,248

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical (5.8%)
1261229 BC, Ltd.  144A  144A
10.000%, 4/15/32 144A 575,000 580
Abertis Infraestructuras SA
3.375%, 11/27/26 GBP §,∞ 600,000 807
Amgen, Inc.
5.650%, 3/2/53 1,000,000 976
Ashtead Capital, Inc.  144A  144A
5.800%, 4/15/34 144A 1,000,000 1,023
Bacardi, Ltd.  144A  144A
4.700%, 5/15/28 144A 1,300,000 1,305
Bausch & Lomb Corp.  144A  144A
8.375%, 10/1/28 144A 700,000 731
Bayer US Finance LLC  144A  144A
6.125%, 11/21/26 144A 2,100,000 2,134
6.375%, 11/21/30 144A 400,000 425
Belron UK Finance PLC  144A  144A
5.750%, 10/15/29 144A 500,000 504
Block, Inc.
6.500%, 5/15/32 2,700,000 2,786
Boost Newco Borrower LLC  144A  144A
7.500%, 1/15/31 144A 2,000,000 2,123
Boparan Finance PLC  144A  144A
9.375%, 11/7/29 144A GBP ∞ 1,200,000 1,707
Cencora, Inc.
3.625%, 5/22/32 EUR ∞ 875,000 1,040
Centene Corp.
2.500%, 3/1/31 1,000,000 861
4.250%, 12/15/27 200,000 197
4.625%, 12/15/29 1,989,000 1,935
Cheplapharm Arzneimittel GmbH
7.500%, 5/15/30 EUR §,∞ 600,000 720
CHS / Community Health Systems, Inc.  144A  144A
6.000%, 1/15/29 144A 700,000 673
10.875%, 1/15/32 144A 500,000 530
Constellation Brands, Inc.
3.700%, 12/6/26 200,000 198
Coty, Inc. / HFC Prestige Products, Inc. / HFC
Prestige International US LLC  144A  144A
6.625%, 7/15/30 144A 2,300,000 2,353
CVS Pass-Through Trust  144A  144A
4.704%, 1/10/36 144A 304,005 291
5.926%, 1/10/34 144A 491,850 497
7.507%, 1/10/32 144A 46,444 49
DCLI Bidco LLC  144A  144A
7.750%, 11/15/29 144A 1,300,000 1,317
Elevance Health, Inc.
4.750%, 2/15/33 900,000 894
ELO SACA
3.250%, 7/23/27 EUR §,∞ 1,000,000 1,134
4.875%, 12/8/28 EUR §,∞ 1,200,000 1,279
Flora Food Management BV  144A  144A
6.875%, 7/2/29 144A EUR ∞ 200,000 239
6.875%, 7/2/29 EUR §,∞ 1,200,000 1,434
Global Medical Response, Inc.  144A  144A
8.750%, 10/31/28 144A Þ 1,262,677 1,263
HCA, Inc.
4.625%, 3/15/52 300,000 241
5.200%, 6/1/28 1,750,000 1,788
5.250%, 3/1/30 1,200,000 1,230
5.450%, 4/1/31 1,200,000 1,237
Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
IQVIA, Inc.
5.700%, 5/15/28 1,700,000 1,743
6.250%, 6/1/32 144A 1,400,000 1,437
Kraft Heinz Foods Co.
4.375%, 6/1/46 1,500,000 1,214
LifePoint Health, Inc.  144A  144A
11.000%, 10/15/30 144A 500,000 552
Market Bidco Finco PLC
4.750%, 11/4/27 EUR §,∞ 1,698,000 1,990
Mars, Inc.  144A  144A
5.000%, 3/1/32 144A 800,000 811
Medline Borrower LP / Medline Co-Issuer, Inc.  144A  144A
6.250%, 4/1/29 144A 2,000,000 2,055
Mundys SpA
1.875%, 2/12/28 EUR §,∞ 4,800,000 5,466
Nexi SpA
2.125%, 4/30/29 EUR §,∞ 3,525,000 3,953
Nidda Healthcare Holding GmbH
5.625%, 2/21/30 EUR §,∞ 1,300,000 1,560
Opal Bidco SAS  144A  144A
5.500%, 3/31/32 144A EUR ∞ 1,200,000 1,442
Organon & Co. / Organon Foreign Debt Co-
Issuer BV
2.875%, 4/30/28 EUR §,∞ 2,800,000 3,216
4.125%, 4/30/28 144A 2,000,000 1,924
Perrigo Finance Unlimited Co.
4.900%, 6/15/30 200,000 197
Picard Groupe SAS
6.375%, 7/1/29 EUR §,∞ 900,000 1,105
Post Holdings, Inc.  144A  144A
5.500%, 12/15/29 144A 1,700,000 1,692
Prime Healthcare Services  144A  144A
9.375%, 9/1/29 144A 725,000 720
Prime Security Services Borrower LLC / Prime
Finance, Inc.  144A  144A
3.375%, 8/31/27 144A 1,350,000 1,307
Primo Water Holdings, Inc. / Triton Water
Holdings, Inc.  144A  144A
6.250%, 4/1/29 144A 1,600,000 1,611
Raven Acquisition Holdings LLC  144A  144A
6.875%, 11/15/31 144A 2,300,000 2,300
Sartorius Finance BV
4.500%, 9/14/32 EUR §,∞ 2,000,000 2,468
Star Parent, Inc.  144A  144A
9.000%, 10/1/30 144A 1,300,000 1,367
Total 76,631
Diversified (0.0%)
Clue Opco LLC  144A  144A
9.500%, 10/15/31 144A 350,000 371
Total 371
Energy (8.1%)
Aris Water Holdings LLC  144A  144A
7.250%, 4/1/30 144A 2,000,000 2,063
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.  144A  144A
6.625%, 7/15/33 144A 1,400,000 1,420
Chord Energy Corp.  144A  144A
6.750%, 3/15/33 144A 1,300,000 1,328

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Energy continued
CQP Holdco LP / BIP-V Chinook Holdco LLC  144A  144A
5.500%, 6/15/31 144A 1,000,000 988
Diamondback Energy, Inc.
5.550%, 4/1/35 1,000,000 1,011
DT Midstream, Inc.  144A  144A
5.800%, 12/15/34 144A 1,400,000 1,426
Ecopetrol SA
8.375%, 1/19/36 1,200,000 1,158
El Paso Natural Gas Co. LLC
8.375%, 6/15/32 200,000 235
Enbridge, Inc.
5.700%, 3/8/33 900,000 933
Energy Transfer LP
3.750%, 5/15/30 200,000 192
4.950%, 5/15/28 625,000 634
5.000%, 5/15/50 200,000 167
5.250%, 4/15/29 100,000 102
6.050%, 6/1/41 100,000 100
6.500%, 2/1/42 300,000 311
6.625%, 10/15/36 500,000 539
7.500%, 7/1/38 1,700,000 1,944
Eni SpA  144A  144A
5.500%, 5/15/34 144A 1,300,000 1,310
EQT Corp.  144A  144A
4.500%, 1/15/29 144A 1,387,000 1,370
Expand Energy Corp.
4.750%, 2/1/32 2,900,000 2,820
Flex Intermediate Holdco LLC  144A  144A
3.363%, 6/30/31 144A 1,400,000 1,244
Genesis Energy LP / Genesis Energy Finance
Corp.
8.250%, 1/15/29 1,000,000 1,046
Greensaif Pipelines Bidco SARL  144A  144A
5.853%, 2/23/36 144A 2,900,000 2,929
6.129%, 2/23/38 § 1,300,000 1,341
Harbour Energy PLC  144A  144A
6.327%, 4/1/35 144A 400,000 398
Howard Midstream Energy Partners LLC  144A  144A
8.875%, 7/15/28 144A 1,800,000 1,890
KazMunayGas National Co. JSC
5.375%, 4/24/30 § 600,000 604
5.750%, 4/19/47 § 1,200,000 1,042
Kinder Morgan Energy Partners LP
6.550%, 9/15/40 2,382,000 2,547
Kinder Morgan, Inc.
7.750%, 1/15/32 1,216,000 1,404
Kraken Oil & Gas Partners LLC  144A  144A
7.625%, 8/15/29 144A 1,400,000 1,375
Matador Resources Co.  144A  144A
6.250%, 4/15/33 144A 2,000,000 1,985
MPLX LP
4.250%, 12/1/27 800,000 797
NGPL PipeCo LLC  144A  144A
7.768%, 12/15/37 144A 2,500,000 2,855
Noble Finance II LLC  144A  144A
8.000%, 4/15/30 144A 2,300,000 2,342
NuStar Logistics LP
5.625%, 4/28/27 1,400,000 1,412
6.000%, 6/1/26 200,000 201
Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Occidental Petroleum Corp.
5.200%, 8/1/29 1,000,000 1,003
5.375%, 1/1/32 1,200,000 1,190
ONEOK, Inc.
5.050%, 11/1/34 975,000 949
Orlen SA  144A  144A
6.000%, 1/30/35 144A 600,000 615
Permian Resources Operating LLC  144A  144A
7.000%, 1/15/32 144A 925,000 959
Pertamina Persero PT  144A  144A
6.500%, 11/7/48 144A 4,300,000 4,410
Petroleos de Venezuela SA
5.375%, 4/12/27 §,φ 6,666,000 824
5.500%, 4/12/37 §,φ 5,734,000 708
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞ 1,100,000 1,234
4.750%, 2/26/29 EUR §,∞ 3,000,000 3,374
5.625%, 1/23/46 378,000 251
5.950%, 1/28/31 2,400,000 2,170
6.350%, 2/12/48 1,700,000 1,184
6.625%, 6/15/35 3,700,000 3,118
6.625%, 6/15/38 2,000,000 1,563
6.700%, 2/16/32 536,000 498
6.750%, 9/21/47 2,900,000 2,100
7.690%, 1/23/50 2,580,000 2,029
Petrorio Luxembourg SARL  144A  144A
6.125%, 6/9/26 144A 200,000 200
Plains All American Pipeline LP / PAA Finance
Corp.
4.900%, 2/15/45 1,100,000 936
6.650%, 1/15/37 277,000 299
QatarEnergy LNG S3  144A  144A
5.838%, 9/30/27 144A 1,080,080 1,099
Raizen Fuels Finance SA  144A  144A
6.250%, 7/8/32 144A 1,200,000 1,191
Rio Oil Finance Trust
9.750%, 1/6/27 § 135,444 140
Sabine Pass Liquefaction LLC
4.500%, 5/15/30 700,000 699
Santos Finance, Ltd.  144A  144A
3.649%, 4/29/31 144A 700,000 652
Seadrill Finance, Ltd.  144A  144A
8.375%, 8/1/30 144A 1,500,000 1,528
Sitio Royalties Operating Partnership LP / Sitio
Finance Corp.  144A  144A
7.875%, 11/1/28 144A 1,100,000 1,152
Southern Gas Corridor CJSC
6.875%, 3/24/26 § 1,100,000 1,113
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp.  144A  144A
5.500%, 1/15/28 144A 1,625,000 1,615
TGS ASA  144A  144A
8.500%, 1/15/30 144A 1,000,000 1,032
Tidewater, Inc.  144A  144A
9.125%, 7/15/30 144A 1,200,000 1,235
Transocean Aquila, Ltd.  144A  144A
8.000%, 9/30/28 144A 896,923 904
Valaris, Ltd.  144A  144A
8.375%, 4/30/30 144A 1,000,000 1,026

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Venture Global Calcasieu Pass LLC  144A  144A
3.875%, 8/15/29 144A 2,700,000 2,545
3.875%, 11/1/33 144A 1,600,000 1,399
Venture Global LNG, Inc.  144A  144A
7.000%, 1/15/30 144A 2,200,000 2,224
8.375%, 6/1/31 144A 2,700,000 2,804
9.500%, 2/1/29 144A 2,000,000 2,179
Venture Global Plaquemines LNG LLC  144A  144A
6.500%, 1/15/34 144A 1,500,000 1,500
Viridien  144A  144A
8.500%, 10/15/30 144A EUR ∞ 1,000,000 1,163
Vital Energy, Inc.  144A  144A
7.875%, 4/15/32 144A 450,000 385
Woodside Finance, Ltd.
5.100%, 9/12/34 2,100,000 2,033
Yinson Boronia Production BV  144A  144A
8.947%, 7/31/42 144A 2,403,612 2,558
8.947%, 7/31/42 § 594,708 633
Total 107,886
Financial (12.3%)
Abu Dhabi Development Holding Co. PJSC  144A  144A
5.375%, 5/8/29 144A 1,900,000 1,956
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.650%, 7/21/27 500,000 492
4.625%, 10/15/27 500,000 502
Aircastle, Ltd.  144A  144A
5.250%, 8/11/25 144A 2,400,000 2,400
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer  144A  144A
7.000%, 1/15/31 144A 1,200,000 1,241
Ally Financial, Inc.
6.848%, (US SOFR plus 2.820%), 1/3/30 α 1,000,000 1,056
8.000%, 11/1/31 3,271,000 3,724
American Tower Corp.
5.900%, 11/15/33 2,500,000 2,638
Antares Holdings LP  144A  144A
2.750%, 1/15/27 144A 250,000 240
Ares Capital Corp.
2.875%, 6/15/28 1,200,000 1,131
Ares Strategic Income Fund
6.200%, 3/21/32 1,400,000 1,404
Arthur J. Gallagher & Co.
5.150%, 2/15/35 1,600,000 1,601
Athene Global Funding  144A  144A
5.339%, 1/15/27 144A 1,500,000 1,518
Avolon Holdings Funding, Ltd.  144A  144A
2.528%, 11/18/27 144A 1,073,000 1,020
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,∞ 300,000 352
7.708%, (EURIBOR ICE 5 Year Swap Rate
plus 5.005%), 1/18/28 EUR §,∞,α 3,800,000 4,896
8.500%, (5 Year EUR Annual Swap Rate
plus 8.917%), 9/10/30 EUR §,∞,α 800,000 951
Banco Bilbao Vizcaya Argentaria SA  α
6.138%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.700%), 9/14/28 α 900,000 931
Banco BTG Pactual SA  144A  144A
6.250%, 4/8/29 144A 1,500,000 1,542
Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Banco do Brasil SA
8.500%, 7/29/26 MXN §,∞ 22,000,000 1,173
Banco Votorantim SA  144A  144A
5.875%, 4/8/28 144A 1,575,000 1,597
Bank of America Corp.
5.288%, (US SOFR plus 1.910%), 4/25/34 α 1,900,000 1,938
5.468%, (US SOFR plus 1.650%), 1/23/35 α 1,900,000 1,952
5.511%, (US SOFR plus 1.310%), 1/24/36 α 1,800,000 1,851
Barclays PLC
5.501%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.650%), 8/9/28 α 2,350,000 2,397
6.125%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
5.867%), 12/15/25 µ,α,Ψ 500,000 500
7.437%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
3.500%), 11/2/33 α 500,000 567
Blue Owl Finance LLC
6.250%, 4/18/34 1,200,000 1,235
BNP Paribas SA  144A  144A
1.904%, (US SOFR plus 1.609%), 9/30/28
144A α 1,300,000 1,227
5.497%, (US SOFR plus 1.590%), 5/20/30
144A α 1,100,000 1,130
5.786%, (US SOFR plus 1.620%), 1/13/33
144A α 1,300,000 1,352
BPCE SA  144A ,α  144A
5.936%, (US SOFR plus 1.850%), 5/30/35
144A α 2,000,000 2,049
Brandywine Operating Partnership LP
8.875%, 4/12/29 25,000 27
CaixaBank SA  144A ,α  144A
5.673%, (US SOFR plus 1.780%), 3/15/30
144A α 1,300,000 1,344
Cantor Fitzgerald LP  144A  144A
7.200%, 12/12/28 144A 1,200,000 1,274
Chubb INA Holdings, Inc.
0.875%, 6/15/27 EUR ∞ 200,000 229
CI Financial Corp.  144A  144A
7.500%, 5/30/29 144A 1,100,000 1,161
CIMA Finance DAC
2.950%, 9/5/29 § 853,059 780
Citadel LP NA  144A  144A
6.375%, 1/23/32 144A 1,200,000 1,253
Corestate Capital Holding SA
10.000%, 12/31/26 EUR ∞,Þ 232,786 241
Credicorp Capital Sociedad Titulizadora SA  144A  144A
10.100%, 12/15/43 144A PEN §,∞ 13,000,000 3,872
Credit Acceptance Corp.  144A  144A
9.250%, 12/15/28 144A 1,200,000 1,270
Credit Agricole SA  144A ,α  144A
4.631%, (US SOFR plus 1.210%), 9/11/28
144A α 1,300,000 1,302
Crown Castle, Inc.
2.100%, 4/1/31 1,700,000 1,459
DAE Sukuk DIFC, Ltd.  144A  144A
3.750%, 2/15/26 144A 1,000,000 992
Deutsche Bank AG
3.729%, (US SOFR plus 2.757%), 1/14/32 α 1,550,000 1,420
5.882%, (US SOFR plus 5.438%), 7/8/31 α 300,000 308

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Financial continued
DrillCo Holding Lux SA
7.500%, 6/15/30 § 677,407 644
Encore Capital Group, Inc.  144A  144A
8.500%, 5/15/30 144A 700,000 751
9.250%, 4/1/29 144A 1,200,000 1,276
Fairfax Financial Holdings, Ltd.
2.750%, 3/29/28 EUR §,∞ 1,700,000 1,991
Fidelity National Financial, Inc.
3.400%, 6/15/30 200,000 187
Freedom Mortgage Corp.  144A  144A
6.625%, 1/15/27 144A 500,000 501
7.625%, 5/1/26 144A 2,100,000 2,101
12.000%, 10/1/28 144A 1,000,000 1,075
Freedom Mortgage Holdings LLC  144A  144A
8.375%, 4/1/32 144A 850,000 859
GLP Capital LP / GLP Financing II, Inc.
5.750%, 6/1/28 400,000 410
goeasy, Ltd.  144A  144A
6.875%, 5/15/30 144A 1,300,000 1,307
9.250%, 12/1/28 144A 1,100,000 1,164
The Goldman Sachs Group, Inc.
5.016%, (US SOFR plus 1.420%), 10/23/35
α 1,200,000 1,186
5.330%, (US SOFR plus 1.550%), 7/23/35 α 200,000 202
5.851%, (US SOFR plus 1.552%), 4/25/35 α 2,500,000 2,622
6.484%, (US SOFR plus 1.770%), 10/24/29
α 200,000 212
HAT Holdings I LLC / HAT Holdings II LLC  144A  144A
8.000%, 6/15/27 144A 608,000 633
HSBC Holdings PLC  α
3.973%, (US SOFR 3 Month plus
1.872%), 5/22/30 α 1,450,000 1,412
ING Groep NV  α,Ψ
5.750%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
4.342%), 11/16/26 µ,α,Ψ 1,800,000 1,790
Intesa Sanpaolo SpA  144A  144A
4.000%, 9/23/29 144A 200,000 195
5.500%, (5 Year EUR Annual Swap Rate
plus 5.848%), 3/1/28 EUR §,µ,∞,α,Ψ 1,025,000 1,233
5.875%, (5 Year EUR Annual Swap Rate
plus 6.086%), 9/1/31 EUR §,µ,∞,α,Ψ 450,000 548
Jane Street Group / JSG Finance, Inc.  144A  144A
6.125%, 11/1/32 144A 1,600,000 1,615
7.125%, 4/30/31 144A 1,900,000 1,999
JPMorgan Chase & Co.
5.294%, (US SOFR plus 1.460%), 7/22/35 α 2,000,000 2,035
5.336%, (US SOFR plus 1.620%), 1/23/35 α 1,300,000 1,331
5.581%, (US SOFR plus 1.160%), 4/22/30 α 1,200,000 1,246
Kaisa Group Holdings, Ltd.
10.500%, 1/15/25 §,φ 200,000 9
11.250%, 4/16/25 §,φ 1,200,000 51
11.650%, 6/1/26 §,φ 400,000 17
Kennedy Wilson, Inc.
4.750%, 2/1/30 1,800,000 1,649
Ladder Capital Finance LLLP / Ladder Capital
Finance Corp.  144A  144A
7.000%, 7/15/31 144A 1,300,000 1,359
Lazard Group LLC
6.000%, 3/15/31 1,200,000 1,260
Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Lloyds Banking Group PLC  α
4.976%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.300%), 8/11/33 α 200,000 198
Logicor Financing SARL
3.250%, 11/13/28 EUR §,∞ 600,000 707
Marsh & McLennan Cos., Inc.
1.349%, 9/21/26 EUR ∞ 100,000 116
Mitsubishi UFJ Financial Group, Inc.  α
5.574%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.950%), 1/16/36 α 1,500,000 1,541
Mizuho Financial Group, Inc.  α
5.594%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.300%), 7/10/35 α 1,500,000 1,544
Morgan Stanley
4.654%, (US SOFR plus 1.100%), 10/18/30
α 1,800,000 1,803
5.320%, (US SOFR plus 1.555%), 7/19/35 α 1,800,000 1,822
5.466%, (US SOFR plus 1.730%), 1/18/35 α 2,000,000 2,046
Nationstar Mortgage Holdings, Inc.  144A  144A
7.125%, 2/1/32 144A 1,300,000 1,350
NatWest Group PLC  α,Ψ
6.000%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
5.625%), 12/29/25 µ,α,Ψ 500,000 499
Newmark Group, Inc.
7.500%, 1/12/29 1,200,000 1,269
Nomura Holdings, Inc.
5.594%, 7/2/27 1,000,000 1,022
OneMain Finance Corp.
3.500%, 1/15/27 1,100,000 1,077
4.000%, 9/15/30 700,000 646
6.625%, 5/15/29 2,000,000 2,054
Panama Infrastructure Receivable Purchaser
PLC  144A  144A
0.000%, 4/5/32 144A PO 2,900,000 2,059
Panther Escrow Issuer LLC  144A  144A
7.125%, 6/1/31 144A 1,800,000 1,870
PennyMac Financial Services, Inc.  144A  144A
7.875%, 12/15/29 144A 1,800,000 1,911
PRA Group, Inc.  144A  144A
8.375%, 2/1/28 144A 1,300,000 1,334
RLJ Lodging Trust LP  144A  144A
3.750%, 7/1/26 144A 200,000 198
Rocket Companies, Inc.  144A  144A
6.125%, 8/1/30 144A 900,000 917
Sammons Financial Group, Inc.  144A  144A
6.875%, 4/15/34 144A 1,500,000 1,606
Santander UK Group Holdings PLC
2.896%, (US SOFR plus 1.475%), 3/15/32 α 800,000 714
3.823%, (ICE LIBOR USD 3 Month plus
1.400%), 11/3/28 α 3,475,000 3,405
Sberbank of Russia Via SB Capital SA  Ψ
5.250%, 5/23/23 §,Æ,φ,Ψ 4,500,000 225
Sixth Street Lending Partners
5.750%, 1/15/30 1,200,000 1,203
Starwood Property Trust, Inc.  144A  144A
6.000%, 4/15/30 144A 1,175,000 1,188

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Sumitomo Mitsui Financial Group, Inc.
5.424%, 7/9/31 1,900,000 1,972
Synchrony Financial  α
5.450%, (US SOFR plus 1.680%), 3/6/31 α 475,000 479
Tesco Property Finance 3 PLC
5.744%, 4/13/40 GBP §,∞ 86,768 119
Tesco Property Finance 6 PLC
5.411%, 7/13/44 GBP §,∞ 2,413,192 3,184
Titanium 2L Bondco SARL
6.250%, 1/14/31 EUR ∞ 8,785,200 3,023
Trust Fibra Uno  144A  144A
6.390%, 1/15/50 144A 100,000 84
7.375%, 2/13/34 144A 1,200,000 1,221
Turkiye Is Bankasi AS, Series 2024-H
7.962%, (US SOFR 3 Month plus
2.910%), 11/15/34 Æ,δ 1,250,000 1,250
UBS Group AG  144A  144A
5.428%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.520%), 2/8/30 144A α 1,200,000 1,232
5.699%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.770%), 2/8/35 144A α 1,300,000 1,350
6.327%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.600%), 12/22/27 144A α 850,000 873
UniCredit SpA  144A ,α  144A
7.296%, (USD 5 Year Swap Rate plus
4.914%), 4/2/34 144A α 3,700,000 3,914
VakifBank DPR, Series 2025-E, Class 4A2
6.833%, 3/15/35 Æ,δ 2,000,000 1,961
VFH Parent LLC / Valor Co-Issuer, Inc.  144A  144A
7.500%, 6/15/31 144A 900,000 944
VICI Properties, Inc.
5.750%, 4/1/34 2,600,000 2,658
Wells Fargo & Co.
4.808%, (US SOFR plus 1.980%), 7/25/28 α 700,000 706
5.574%, (US SOFR plus 1.740%), 7/25/29 α 1,500,000 1,549
5.707%, (US SOFR plus 1.070%), 4/22/28 α 1,500,000 1,533
Weyerhaeuser Co.
7.375%, 3/15/32 424,000 479
Yango Justice International, Ltd.
7.500%, 4/15/24 §,φ 4,200,000 2
7.875%, 9/4/24 §,φ 600,000 –π
Total 163,222
Industrial (3.5%)
Axon Enterprise, Inc.  144A  144A
6.250%, 3/15/33 144A 950,000 978
Berry Global, Inc.
1.570%, 1/15/26 100,000 98
The Boeing Co.
3.950%, 8/1/59 2,000,000 1,367
5.150%, 5/1/30 2,400,000 2,443
6.858%, 5/1/54 2,000,000 2,189
Builders FirstSource, Inc.  144A  144A
4.250%, 2/1/32 144A 1,500,000 1,390
6.750%, 5/15/35 144A 900,000 927
Clydesdale Acquisition Holdings, Inc.  144A  144A
6.750%, 4/15/32 144A 1,700,000 1,745
Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
CMA CGM SA  144A  144A
5.000%, 1/15/31 144A EUR ∞ 975,000 1,148
DAE Funding LLC  144A  144A
3.375%, 3/20/28 144A 700,000 672
3.375%, 3/20/28 § 200,000 192
Efesto Bidco SpA / Efesto US LLC  144A  144A
7.500%, 2/15/32 144A 1,400,000 1,418
Empresa de Transporte de Pasajeros Metro
SA
4.700%, 5/7/50 § 1,400,000 1,127
ESAB Corp.  144A  144A
6.250%, 4/15/29 144A 1,200,000 1,229
Flex, Ltd.
3.750%, 2/1/26 700,000 695
Fortress Transportation & Infrastructure
Investors LLC  144A  144A
5.500%, 5/1/28 144A 400,000 398
7.000%, 5/1/31 144A 4,400,000 4,556
GE Capital UK Funding Unlimited Co.
5.875%, 1/18/33 GBP ∞ 800,000 1,151
Imola Merger Corp.  144A  144A
4.750%, 5/15/29 144A 1,775,000 1,714
Intelligent Packaging, Ltd. Finco, Inc. /
Intelligent Packaging, Ltd. Co-Issuer LLC  144A  144A
6.000%, 9/15/28 144A 1,375,000 1,375
International Distribution Services PLC
7.375%, 9/14/30 GBP §,∞ 1,000,000 1,440
Lima Metro Line 2 Finance, Ltd.  144A  144A
5.875%, 7/5/34 144A 238,596 242
Quikrete Holdings, Inc.  144A  144A
6.375%, 3/1/32 144A 2,400,000 2,468
Rolls-Royce PLC  144A  144A
5.750%, 10/15/27 144A 1,400,000 1,437
SMBC Aviation Capital Finance DAC  144A  144A
2.300%, 6/15/28 144A 200,000 187
Spirit Aerosystems, Inc.  144A  144A
9.375%, 11/30/29 144A 100,000 106
9.750%, 11/15/30 144A 1,500,000 1,654
Standard Industries, Inc.
2.250%, 11/21/26 EUR §,∞ 2,600,000 3,025
TopBuild Corp.  144A  144A
3.625%, 3/15/29 144A 1,400,000 1,324
Toucan FinCo, Ltd. / Toucan FinCo Can, Inc. /
Toucan FinCo US LLC  144A  144A
9.500%, 5/15/30 144A 1,200,000 1,227
TransDigm, Inc.  144A  144A
6.000%, 1/15/33 144A 1,700,000 1,709
7.125%, 12/1/31 144A 1,600,000 1,676
Vallourec SACA  144A  144A
7.500%, 4/15/32 144A 1,300,000 1,363
XPO, Inc.  144A  144A
6.250%, 6/1/28 144A 1,200,000 1,218
Total 45,888
Technology (1.9%)
Booz Allen Hamilton, Inc.  144A  144A
3.875%, 9/1/28 144A 1,200,000 1,160
Broadcom, Inc.  144A  144A
2.450%, 2/15/31 144A 700,000 626
3.137%, 11/15/35 144A 3,100,000 2,615

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Technology continued
CDW LLC / CDW Finance Corp.
5.550%, 8/22/34 1,300,000 1,296
Cloud Software Group, Inc.  144A  144A
8.250%, 6/30/32 144A 1,300,000 1,384
Crowdstrike Holdings, Inc.
3.000%, 2/15/29 1,275,000 1,205
Dell International LLC / EMC Corp.
5.300%, 10/1/29 1,800,000 1,852
8.100%, 7/15/36 162,000 195
Gartner, Inc.  144A  144A
3.750%, 10/1/30 144A 1,400,000 1,310
IPD 3 BV
5.350%, (EURIBOR 3 Month ACT/360 plus
3.375%), 6/15/31 EUR §,∞ 1,700,000 2,000
Marvell Technology, Inc.
5.750%, 2/15/29 1,300,000 1,353
NCR Atleos Corp.  144A  144A
9.500%, 4/1/29 144A 375,000 411
NXP BV / NXP Funding LLC
5.350%, 3/1/26 1,600,000 1,608
Oracle Corp.
3.850%, 4/1/60 1,200,000 827
Seagate HDD Cayman
4.125%, 1/15/31 650,000 596
9.625%, 12/1/32 920,000 1,037
TeamSystem SpA  144A  144A
5.000%, 7/1/31 144A EUR ∞ 1,100,000 1,295
Ubisoft Entertainment SA
0.878%, 11/24/27 EUR §,∞ 800,000 848
UKG, Inc.  144A  144A
6.875%, 2/1/31 144A 2,800,000 2,905
VMware LLC
4.650%, 5/15/27 475,000 478
4.700%, 5/15/30 100,000 100
Total 25,101
Utilities (2.9%)
Chile Electricity Lux MPC SARL  144A  144A
5.672%, 10/20/35 144A 1,100,000 1,108
6.010%, 1/20/33 144A 1,023,000 1,059
Constellation Energy Generation LLC
6.500%, 10/1/53 1,000,000 1,073
ContourGlobal Power Holdings SA  144A  144A
6.750%, 2/28/30 144A 700,000 721
Duke Energy Corp.
3.750%, 4/1/31 EUR ∞ 2,100,000 2,511
Edison International
5.750%, 6/15/27 600,000 604
Electricite de France SA  144A  144A
5.750%, 1/13/35 144A 1,500,000 1,532
6.000%, 4/22/64 144A 1,300,000 1,231
6.250%, 5/23/33 144A 700,000 750
9.125%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
5.411%), 6/15/33 144A µ,α 1,500,000 1,692
Georgia Power Co.
5.250%, 3/15/34 1,200,000 1,224
Monongahela Power Co.  144A  144A
5.850%, 2/15/34 144A 900,000 936
Nakilat, Inc.
6.067%, 12/31/33 § 737,120 769
Corporate Bonds (42.8%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
6.267%, 12/31/33 144A 372,946 390
Niagara Energy SAC  144A  144A
5.746%, 10/3/34 144A 1,500,000 1,485
NPC Ukrenergo
6.875%, 11/9/28 §,φ 200,000 161
Pacific Gas & Electric Co.
2.100%, 8/1/27 100,000 95
2.500%, 2/1/31 100,000 87
2.950%, 3/1/26 100,000 99
3.150%, 1/1/26 1,600,000 1,585
3.300%, 3/15/27 200,000 195
3.300%, 12/1/27 800,000 774
3.300%, 8/1/40 2,700,000 1,932
3.450%, 7/1/25 300,000 300
3.750%, 7/1/28 100,000 97
4.200%, 6/1/41 100,000 77
4.250%, 3/15/46 100,000 74
4.450%, 4/15/42 300,000 238
4.550%, 7/1/30 500,000 488
5.700%, 3/1/35 1,500,000 1,486
PacifiCorp
5.450%, 2/15/34 2,200,000 2,231
Perusahaan Listrik Negara PT  144A  144A
3.000%, 6/30/30 144A 1,500,000 1,381
6.150%, 5/21/48 § 3,300,000 3,214
Southern California Edison Co.
5.200%, 6/1/34 1,100,000 1,067
5.650%, 10/1/28 1,250,000 1,280
Southern California Gas Co.
5.050%, 9/1/34 1,400,000 1,409
Thames Water Super Senior Issuer PLC  144A  144A
9.750%, 10/10/27 144A GBP ∞ 63,493 96
Thames Water Utilities Finance PLC
5.500%, 2/11/43 GBP §,∞ 1,225,000 1,108
Thames Water Utilities, Ltd.  144A  144A
0.000%, 3/22/27 144A GBP PO∞ 9,188 10
Tierra Mojada Luxembourg II SARL
5.750%, 12/1/40 § 1,746,345 1,650
Virginia Electric & Power Co.
5.000%, 1/15/34 400,000 400
Total 38,619
Total Corporate Bonds (Cost: $594,681) 567,594
Governments ( 22.5% )
Governments (22.5%)
Abu Dhabi Government International Bond 144A 144A
2.700%, 9/2/70 144A 3,700,000 1,985
2.700%, 9/2/70  § 900,000 483
3.125%, 9/30/49  § 7,500,000 5,099
3.875%, 4/16/50  § 1,500,000 1,165
Angolan Government International Bond
8.000%, 11/26/29  § 1,200,000 1,086
9.125%, 11/26/49  § 1,600,000 1,239
Argentine Republic Government International
Bond
1.000%, 7/9/29 364,910 304
1.750%, 7/9/30 704,754 559
4.875%, 7/9/41 14,493,196 8,993
5.000%, 7/9/35 5,922,164 3,974

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (22.5%) Shares/ Par
+
Value
$ (000’s)
Governments continued
Australian Government
4.250%, 4/21/26 AUD  §,∞ 2,400,000 1,591
Avenir Issuer IV Ireland DAC
6.000%, 10/25/27  § 2,164,066 2,019
Bank Gospodarstwa Krajowego 144A 144A
5.750%, 7/9/34 144A 2,200,000 2,263
Banque Ouest Africaine de Developpement 144A 144A
2.750%, 1/22/33 144A EUR  ∞ 500,000 493
Benin Government International Bond
6.875%, 1/19/52 EUR  §,∞ 400,000 393
7.960%, 2/13/38 144A 2,000,000 1,895
Brazilian Government International Bond
5.000%, 1/27/45 1,000,000 760
6.125%, 3/15/34 3,400,000 3,364
7.125%, 5/13/54 2,250,000 2,152
Colombia Government International Bond
4.500%, 3/15/29 3,800,000 3,603
5.000%, 6/15/45 6,000,000 4,043
5.200%, 5/15/49 200,000 134
8.000%, 11/14/35 1,000,000 1,004
8.500%, 4/25/35 900,000 934
Costa Rica Government International Bond 144A 144A
7.300%, 11/13/54 144A 800,000 828
Dominican Republic International Bond 144A 144A
4.875%, 9/23/32 144A 550,000 507
4.875%, 9/23/32  § 1,700,000 1,568
6.500%, 2/15/48 144A 2,800,000 2,647
6.500%, 2/15/48  § 1,000,000 945
Ecuador Government International Bond 144A 144A
0.000%, 7/31/30 144A PO  323,958 235
5.000%, 7/31/40 144A 1,225,800 770
5.500%, 7/31/35 144A 2,165,874 1,574
5.500%, 7/31/35  § 2,961,000 2,151
6.900%, 7/31/30  § 700,000 607
Egypt Government International Bond
6.375%, 4/11/31 EUR  §,∞ 6,550,000 7,146
7.500%, 2/16/61 144A 1,900,000 1,383
7.500%, 2/16/61  § 800,000 582
8.625%, 2/4/30 144A 1,800,000 1,818
El Salvador Government International Bond 144A 144A
9.250%, 4/17/30 144A 1,325,000 1,401
9.650%, 11/21/54 144A 1,000,000 1,027
European Union
3.000%, 12/4/34 EUR  §,∞ 13,100,000 15,461
Federal Republic of Nigeria
7.625%, 11/28/47  § 700,000 555
7.696%, 2/23/38  § 600,000 520
7.875%, 2/16/32  § 2,800,000 2,654
9.625%, 6/9/31 144A 800,000 836
Ghana Government International Bond 144A 144A
0.000%, 1/3/30 144A PO  311,062 260
0.000%, 7/3/26 144A PO  139,200 135
5.000%, 7/3/35 144A 2,018,400 1,568
5.000%, 7/3/29 144A 1,403,600 1,314
6.000%, 7/3/29  § 1,000,000 936
Guatemala Government Bond 144A 144A
6.050%, 8/6/31 144A 1,200,000 1,220
6.600%, 6/13/36 144A 1,700,000 1,723
Hungary Government International Bond
5.375%, 9/12/33 EUR  §,∞ 4,400,000 5,582
Governments (22.5%) Shares/ Par
+
Value
$ (000’s)
Governments continued
5.500%, 3/26/36 144A 1,400,000 1,350
6.125%, 5/22/28 144A 1,200,000 1,239
Israel Government International Bond
1.750%, 8/31/25 ILS  ∞ 7,200,000 2,159
5.625%, 2/19/35 1,700,000 1,728
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR  §,∞ 500,000 562
5.875%, 10/17/31 144A EUR  ∞ 300,000 334
6.625%, 3/22/48 144A EUR  ∞ 900,000 826
6.625%, 3/22/48 EUR  §,∞ 800,000 734
6.875%, 10/17/40 144A EUR  ∞ 400,000 400
6.875%, 10/17/40 EUR  §,∞ 100,000 100
8.075%, 4/1/36  § 1,200,000 1,155
Kenya Government International Bond 144A 144A
9.500%, 3/5/36 144A 1,800,000 1,693
9.750%, 2/16/31 144A 1,400,000 1,419
Kingdom of Jordan 144A 144A
4.950%, 7/7/25 144A 300,000 300
5.850%, 7/7/30 144A 400,000 385
7.500%, 1/13/29 144A 800,000 821
Lebanon Government International Bond
6.000%, 1/27/49  §,φ 1,750,000 328
6.100%, 10/4/49  §,φ 1,800,000 337
6.850%, 3/23/27  §,φ 1,750,000 328
Mexican Udibonos
4.000%, 8/24/34 MXN  ∞ 57,125,692 2,827
Morocco Government International Bond 144A 144A
4.000%, 12/15/50 144A 500,000 340
5.500%, 12/11/42  § 800,000 714
North Macedonia 144A 144A
3.675%, 6/3/26 144A EUR  ∞ 500,000 589
Oman Government International Bond
6.000%, 8/1/29  § 900,000 942
6.250%, 1/25/31 144A 2,300,000 2,443
6.500%, 3/8/47  § 500,000 506
6.750%, 1/17/48  § 1,100,000 1,135
Panama Government International Bond
4.500%, 4/16/50 1,300,000 877
6.700%, 1/26/36 1,900,000 1,887
6.853%, 3/28/54 3,800,000 3,477
7.500%, 3/1/31 2,900,000 3,086
8.125%, 4/28/34 100,000 107
RAK Capital
5.000%, 3/12/35  § 825,000 836
Republic of Cameroon International Bond
5.950%, 7/7/32 EUR  §,∞ 1,000,000 920
9.500%, 7/31/31  § 900,000 839
Republic of Indonesia
3.650%, 9/10/32 EUR  ∞ 1,400,000 1,660
Republic of Pakistan
6.000%, 4/8/26  § 2,400,000 2,360
7.375%, 4/8/31  § 700,000 622
Republic of Paraguay
5.600%, 3/13/48  § 600,000 532
6.000%, 2/9/36  § 1,300,000 1,320
6.100%, 8/11/44  § 300,000 287
Republic of Peru
3.300%, 3/11/41 2,700,000 2,000
6.900%, 8/12/37 144A PEN  ∞ 5,500,000 1,575
7.300%, 8/12/33 144A PEN  §,∞ 2,300,000 706

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (22.5%) Shares/ Par
+
Value
$ (000’s)
Governments continued
Republic of Poland Government International
Bond
5.125%, 9/18/34 2,900,000 2,911
5.500%, 3/18/54 1,000,000 927
Republic of South Africa Government
International Bond
4.850%, 9/30/29 1,200,000 1,157
4.875%, 4/14/26 600,000 596
5.000%, 10/12/46 500,000 349
5.750%, 9/30/49 2,100,000 1,577
7.950%, 11/19/54 144A 1,100,000 1,049
8.000%, 1/31/30 ZAR  ∞ 17,700,000 983
8.875%, 2/28/35 ZAR  ∞ 110,400,000 5,829
Republic of Uzbekistan International Bond 144A 144A
5.375%, 5/29/27 144A EUR  ∞ 700,000 845
Romanian Government International Bond 144A 144A
2.000%, 4/14/33 144A EUR  ∞ 1,400,000 1,263
5.250%, 5/30/32 144A EUR  ∞ 1,000,000 1,161
5.625%, 2/22/36 144A EUR  ∞ 550,000 617
6.375%, 9/18/33 144A EUR  ∞ 2,500,000 3,032
Saudi Government International Bond 144A 144A
3.375%, 3/5/32 144A EUR  ∞ 2,850,000 3,345
4.500%, 10/26/46  § 9,300,000 7,652
5.000%, 1/16/34 144A 10,000,000 10,015
5.750%, 1/16/54 144A 700,000 667
Senegal Government International Bond
4.750%, 3/13/28 EUR  §,∞ 700,000 651
5.375%, 6/8/37 EUR  §,∞ 600,000 435
6.750%, 3/13/48  § 800,000 480
7.750%, 6/10/31  § 2,100,000 1,536
Serbia International Bond
1.500%, 6/26/29 EUR  §,∞ 4,400,000 4,727
1.650%, 3/3/33 144A EUR  ∞ 700,000 677
6.500%, 9/26/33  § 1,500,000 1,579
Sri Lanka Government International Bond 144A 144A
3.100%, 1/15/30 144A 404,001 360
3.350%, 3/15/33 144A 792,441 639
3.600%, 6/15/35 144A 535,080 367
3.600%, 5/15/36 144A 371,358 302
3.600%, 2/15/38 144A 743,028 602
4.000%, 4/15/28 144A 391,925 367
State of Minas Gerais
5.333%, 2/15/28  § 60,000 60
Turkiye Government International Bond
4.875%, 4/16/43 6,200,000 4,372
5.750%, 5/11/47 4,400,000 3,298
5.875%, 5/21/30 EUR  ∞ 2,850,000 3,586
47.559%, (Turkish Lira Overnight Reference
Rate plus 49.960%), 9/6/28 TRY  ∞ 51,100,000 1,233
Ukraine Government International Bond 144A 144A
0.000%, 2/1/30 144A PO  377,887 181
0.000%, 2/1/34 144A PO  1,412,114 541
0.000%, 2/1/35 144A PO  262,560 123
0.000%, 8/1/41 PO § 724,000 518
1.750%, 2/1/34 144A 1,865,284 961
1.750%, 2/1/35 144A 2,281,007 1,159
1.750%, 2/1/36 144A 2,498,410 1,240
1.750%, 2/1/29 144A 273,201 168
United Mexican States
2.125%, 10/25/51 EUR  ∞ 1,000,000 626
Governments (22.5%) Shares/ Par
+
Value
$ (000’s)
Governments continued
3.771%, 5/24/61 5,400,000 3,179
4.490%, 5/25/32 EUR  ∞ 1,700,000 2,028
4.500%, 1/31/50 2,300,000 1,670
6.000%, 5/7/36 2,600,000 2,566
6.350%, 2/9/35 1,700,000 1,736
6.400%, 5/7/54 1,150,000 1,057
6.875%, 5/13/37 3,700,000 3,857
US Treasury
4.000%, 11/15/42  β 19,800,000 18,064
4.125%, 8/15/44  β 3,300,000 3,023
4.625%, 5/15/44 15,100,000 14,808
4.625%, 5/15/54  β 4,500,000 4,371
4.750%, 11/15/43  β 8,700,000 8,691
Venezuela Government International Bond
6.000%, 12/9/49  §,φ 32,000 4
7.000%, 3/31/38  §,φ 3,104,000 533
7.650%, 4/21/25  §,φ 2,355,000 371
8.250%, 10/13/24  §,φ 2,356,000 376
9.000%, 5/7/23  §,φ 32,000 5
9.250%, 5/7/28  §,φ 1,741,000 300
9.375%, 1/13/34  φ 1,400,000 313
Total 297,988
Total Governments (Cost: $307,288) 297,988
144A 144A 144A
Municipal Bonds ( 0.2% )
Municipal Bonds (0.2%)
American Municipal Power, Inc.
7.834%, 2/15/41 RB   100,000 119
Bay Area Toll Authority
6.918%, 4/1/40 RB   100,000 112
City of Riverside California Electric Revenue
7.605%, 10/1/40 RB   200,000 237
Golden State Tobacco Securitization Corp.
3.850%, 6/1/50 RB   1,560,000 1,419
Irvine Ranch California Water District
6.622%, 5/1/40 RB   100,000 107
Los Angeles County California Public Works
Financing Authority
7.618%, 8/1/40 RB   200,000 235
Metropolitan Government of Nashville &
Davidson County Tennessee
6.568%, 7/1/37 RB   100,000 109
Municipal Electric Authority of Georgia
6.655%, 4/1/57 RB   93,000 99
New York State Urban Development Corp.
5.770%, 3/15/39 RB   80,000 83
Total Municipal Bonds (Cost: $2,451) 2,520
Structured Products ( 32.3% )
Asset Backed Securities (11.0%)
ABFC Trust, Series 2007-WMC1, Class A1A
5.684%, (US SOFR 1 Month plus 1.365%),
6/25/37  7,257,046 5,155
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-HE4, Class M1
5.334%, (US SOFR 1 Month plus 1.015%),
12/25/34  1,164,688 1,051

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-RM2, Class M2
5.229%, (US SOFR 1 Month plus 0.910%),
1/25/35  29,808 28
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2C
4.734%, (US SOFR 1 Month plus 0.415%),
7/25/36  6,828,344 1,652
ACHV ABS Trust, Series 2023-4CP, Class C 144A 144A
7.710%, 11/25/30 144A  41,794 42
ACHV ABS Trust, Series 2024-2PL, Class A 144A 144A
5.070%, 10/27/31 144A  228,371 229
ACHV ABS Trust, Series 2024-2PL, Class B 144A 144A
5.430%, 10/27/31 144A  703,293 707
ACHV ABS Trust, Series 2024-3AL, Class A 144A 144A
5.010%, 12/26/31 144A  277,074 278
ACHV ABS Trust, Series 2024-3AL, Class B 144A 144A
5.450%, 12/26/31 144A  1,312,599 1,320
ACHV ABS Trust, Series 2024-3AL, Class C 144A 144A
5.680%, 12/26/31 144A  340,963 341
Aegis Asset Backed Securities Trust, Series
2004-6, Class M2
5.434%, (US SOFR 1 Month plus 1.115%),
(AFC), 3/25/35  39,207 37
Affirm Master Trust, Series 2025-1A, Class A 144A 144A
4.990%, 2/15/33 144A  1,300,000 1,310
AIMCO CLO, Series 2015-AA, Class AR3 144A 144A
5.530%, (US SOFR 3 Month plus 1.250%),
10/17/34 144A  1,200,000 1,201
Ameriquest Mortgage Securities, Inc., Series
2004-R5, Class M1
5.304%, (US SOFR 1 Month plus 0.985%),
7/25/34  1,953 2
Ares European CLO X DAC, Series 10A,
Class AR 144A 144A
3.059%, (EURIBOR 3 Month ACT/360 plus
0.780%), 10/15/31 144A EUR ∞ 544,195 639
Asset Backed Securities Corp. Home Equity
Loan Trust, Series 2005-HE5, Class M4
5.334%, (US SOFR 1 Month plus 1.015%),
6/25/35  50,963 50
Atlas Senior Loan Fund XV, Ltd., Series 2024-
15A, Class A1R 144A 144A
5.499%, (US SOFR 3 Month plus 1.220%),
10/23/32 144A  2,007,999 2,010
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-1A, Class A 144A 144A
5.360%, 6/20/30 144A  4,000,000 4,104
Babson CLO, Ltd., Series 2018-1A, Class A1 144A 144A
5.468%, (US SOFR 3 Month plus 1.212%),
4/15/31 144A  2,249,230 2,249
Bain Capital Euro CLO, Series 2018-2A,
Class AR 144A 144A
2.976%, (EURIBOR 3 Month ACT/360 plus
0.740%), 1/20/32 144A EUR ∞ 165,915 195
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE6, Class 1A1
5.684%, (US SOFR 1 Month plus 1.365%),
8/25/37  13,822 14
Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Bluemountain CLO, Ltd., Series 2016-3A,
Class AR12 144A 144A
5.526%, (US SOFR 3 Month plus 1.200%),
11/15/30 144A  1,523,537 1,522
Cairn CLO X BV, Series 2018-10A, Class AR 144A 144A
3.059%, (EURIBOR 3 Month ACT/360 plus
0.780%), 10/15/31 144A EUR ∞ 509,941 599
Capital Street Master Trust, Series 2024-1,
Class A 144A 144A
5.654%, (US 30 Day Average SOFR plus
1.350%), 10/16/28 144A  1,300,000 1,299
Carlyle Global Market Strategies Euro CLO,
Series 2017-3A, Class A1R 144A 144A
2.979%, (EURIBOR 3 Month ACT/360 plus
0.700%), 1/15/31 144A EUR ∞ 514,744 605
CarMax Select Receivables Trust, Series
2025-A, Class B
5.010%, 9/16/30  2,200,000 2,222
Carrington Mortgage Loan Trust, Series 2005-
FRE1, Class M3
5.199%, (US SOFR 1 Month plus 0.880%),
12/25/35  8,016,000 6,510
Carvana Auto Receivables Trust, Series 2023-
P1, Class A3 144A 144A
5.980%, 12/10/27 144A  840,570 844
CBAM CLO Management LLC, Series 2019-
10A, Class A1R 144A 144A
5.651%, (US SOFR 3 Month plus 1.382%),
4/20/32 144A  2,081,852 2,085
Citigroup Mortgage Loan Trust, Series 2007-
AHL1, Class A2C
4.854%, (US SOFR 1 Month plus 0.535%),
12/25/36  64,068 63
Citigroup Mortgage Loan Trust, Series 2007-
FS1, Class 2A1A 144A 144A
4.465%, (US SOFR 1 Month plus 1.115%),
(AFC), 10/25/37 144A  6,243,004 5,691
Countrywide Asset-Backed Certificates Trust,
Series 2004-9, Class MV4
6.009%, (US SOFR 1 Month plus 1.690%),
11/25/34  44,520 45
Countrywide Asset-Backed Certificates Trust,
Series 2005-AB4, Class 2A4
5.134%, (US SOFR 1 Month plus 0.815%),
3/25/36  58,799 51
Countrywide Asset-Backed Certificates Trust,
Series 2006-1, Class AF5
4.419%, (AFC), 7/25/36 ∑ 68,384 65
Countrywide Asset-Backed Certificates Trust,
Series 2006-26, Class 1A
4.714%, (US SOFR 1 Month plus 0.395%),
6/25/37  291,172 277
Countrywide Asset-Backed Certificates Trust,
Series 2006-5, Class M1
4.959%, (US SOFR 1 Month plus 0.640%),
8/25/36  1,061,205 1,041
Countrywide Asset-Backed Certificates Trust,
Series 2006-BC3, Class M2
4.914%, (US SOFR 1 Month plus 0.595%),
2/25/37  900,000 856

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates Trust,
Series 2007-1, Class 2A3
4.574%, (US SOFR 1 Month plus 0.255%),
7/25/37  359 –π
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 1A
5.274%, (US SOFR 1 Month plus 0.955%),
10/25/47  782,556 767
Countrywide Asset-Backed Certificates Trust,
Series 2007-9, Class 1A
4.634%, (US SOFR 1 Month plus 0.315%),
6/25/47  649,051 573
Countrywide Asset-Backed Certificates Trust,
Series 2007-SEA1, Class 1A1 144A 144A
5.534%, (US SOFR 1 Month plus 1.215%),
(AFC), 5/25/47 144A  864,887 717
CPS Auto Trust, Series 2024-A, Class B 144A 144A
5.650%, 5/15/28 144A  1,725,000 1,730
CPS Auto Trust, Series 2024-A, Class C 144A 144A
5.740%, 4/15/30 144A  1,575,000 1,588
CPS Auto Trust, Series 2024-D, Class A 144A 144A
4.910%, 6/15/28 144A  374,720 375
CPS Auto Trust, Series 2024-D, Class B 144A 144A
4.650%, 3/15/29 144A  800,000 800
CPS Auto Trust, Series 2024-D, Class C 144A 144A
4.760%, 1/15/31 144A  1,000,000 999
CRB Securitization Trust, Series 2023-1,
Class A 144A 144A
6.960%, 10/20/33 144A  192,487 193
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-HE17, Class A1
4.562%, (US SOFR 1 Month plus 0.735%),
1/25/32  1,436 1
CVC Cordatus Loan Fund XI DAC, Series
2011-A, Class AR 144A 144A
2.929%, (EURIBOR 3 Month ACT/360 plus
0.650%), 10/15/31 144A EUR ∞ 510,730 601
Drive Auto Receivables Trust, Series 2024-2,
Class C
4.670%, 5/17/32  3,000,000 3,004
Ellington Loan Acquisition Trust, Series 2007-
2, Class A1 144A 144A
5.484%, (US SOFR 1 Month plus 1.165%),
5/25/37 144A  144,630 142
Euro-Galaxy III CLO DAC, Series 2013-
3A, Class ARRR 144A 144A
2.811%, (EURIBOR 3 Month ACT/360 plus
0.620%), 4/24/34 144A EUR ∞ 298,942 351
Exeter Automobile Receivables Trust, Series
2024-1A, Class B
5.290%, 8/15/28  500,000 501
Exeter Automobile Receivables Trust, Series
2024-1A, Class C
5.410%, 5/15/30  500,000 504
Exeter Automobile Receivables Trust, Series
2024-5A, Class C
4.640%, 1/15/30  2,100,000 2,102
Exeter Automobile Receivables Trust, Series
2025-2A, Class C
5.160%, 7/15/31  3,500,000 3,539
Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Foursight Capital Automobile Receivables
Trust, Series 2024-1, Class A2 144A 144A
5.490%, 1/16/29 144A  426,732 428
Foursight Capital Automobile Receivables
Trust, Series 2024-1, Class B 144A 144A
5.550%, 5/15/29 144A  1,000,000 1,011
Fremont Home Loan Trust, Series 2005-2,
Class M4
5.364%, (US SOFR 1 Month plus 1.045%),
6/25/35  300,000 279
GLS Auto Receivables Trust, Series 2024-1A,
Class B 144A 144A
5.490%, 7/17/28 144A  1,200,000 1,205
GLS Auto Receivables Trust, Series 2024-2A,
Class B 144A 144A
5.770%, 11/15/28 144A  1,200,000 1,212
GLS Auto Select Receivables Trust, Series
2023-2A, Class B 144A 144A
6.670%, 12/17/29 144A  2,000,000 2,071
GreenSky Home Improvement Trust, Series
2024-1, Class A2 144A 144A
5.880%, 7/25/59 144A  295,234 297
GreenSky Home Improvement Trust, Series
2024-1, Class A3 144A 144A
5.550%, 7/25/59 144A  500,000 512
GreenSky Home Improvement Trust, Series
2024-1, Class B 144A 144A
5.870%, 7/25/59 144A  1,400,000 1,425
GreenSky Home Improvement Trust, Series
2024-1, Class C 144A 144A
6.360%, 7/25/59 144A  500,000 513
GSAA Home Equity Trust, Series 2006-17,
Class A1
4.554%, (US SOFR 1 Month plus 0.235%),
11/25/36  44,337 11
GSAMP Trust, Series 2004-WF, Class M2
6.084%, (US SOFR 1 Month plus 1.765%),
10/25/34  12,172 12
GSAMP Trust, Series 2007-FM2, Class A2B
4.524%, (US SOFR 1 Month plus 0.205%),
1/25/37  136,269 82
GSAMP Trust, Series 2007-NC1, Class A2A
4.534%, (US SOFR 1 Month plus 0.215%),
12/25/46  10,975 5
Harvest CLO XX DAC, Series 2020-A,
Class AR 144A 144A
2.916%, (EURIBOR 3 Month ACT/360 plus
0.680%), 10/20/31 144A EUR ∞ 429,842 505
Henley Funding, Ltd., Series 2024-7A,
Class AR 144A 144A
3.148%, (EURIBOR 3 Month ACT/360 plus
0.990%), 4/25/34 144A EUR ∞ 1,400,000 1,644
Hertz Vehicle Financing III LLC, Series 2023-
1A, Class A 144A 144A
5.490%, 6/25/27 144A  2,600,000 2,613
Home Equity Loan Trust, Series 2007-FRE1,
Class 2AV4
4.774%, (US SOFR 1 Month plus 0.455%),
4/25/37  500,000 440

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
HSI Asset Securitization Corp. Trust, Series
2005-I1, Class 2A4
5.214%, (US SOFR 1 Month plus 0.895%),
11/25/35  98,990 92
IndyMac Residential Asset Backed Trust,
Series 2007-B, Class 2A2
4.594%, (US SOFR 1 Month plus 0.275%),
7/25/37  284,753 155
JP Morgan Mortgage Acquisition Trust, Series
2007-CH3, Class M1
4.734%, (US SOFR 1 Month plus 0.415%),
3/25/37  400,000 389
KKR CLO, Ltd., Series 9, Class AR2 144A 144A
5.468%, (US SOFR 3 Month plus 1.212%),
7/15/30 144A  231,138 231
LCM, Ltd., Series 31A, Class AR 144A 144A
5.549%, (US SOFR 3 Month plus 1.280%),
7/20/34 144A  1,000,000 1,000
Long Beach Mortgage Loan Trust, Series
2006-1, Class 2A4
5.034%, (US SOFR 1 Month plus 0.715%),
2/25/36  48,718 42
Long Beach Mortgage Loan Trust, Series
2006-3, Class 2A4
4.974%, (US SOFR 1 Month plus 0.655%),
5/25/46  262,147 78
Long Beach Mortgage Loan Trust, Series
2006-4, Class 1A
4.734%, (US SOFR 1 Month plus 0.415%),
5/25/36  1,297,699 679
Madison Park Euro Funding XIV DAC, Series
14A, Class A1R 144A 144A
3.079%, (EURIBOR 3 Month ACT/360 plus
0.800%), 7/15/32 144A EUR ∞ 299,238 351
Magnetite CLO, Ltd., Series 2015-12A,
Class AR4 144A 144A
5.406%, (US SOFR 3 Month plus 1.150%),
10/15/31 144A  1,171,507 1,172
MASTR Asset Backed Securities Trust, Series
2004-OPT1, Class M1
5.214%, (US SOFR 1 Month plus 0.895%),
2/25/34  568,177 580
MASTR Asset Backed Securities Trust, Series
2004-WMC2, Class M1
5.334%, (US SOFR 1 Month plus 1.015%),
4/25/34  53,037 52
MASTR Asset Backed Securities Trust, Series
2006-FRE2, Class A1
4.734%, (US SOFR 1 Month plus 0.415%),
3/25/36  6,923,371 6,451
MASTR Asset Backed Securities Trust, Series
2006-HE3, Class A2
4.634%, (US SOFR 1 Month plus 0.315%),
8/25/36  1,852,376 538
MASTR Asset Backed Securities Trust, Series
2006-HE5, Class A3
4.754%, (US SOFR 1 Month plus 0.435%),
11/25/36  1,488,907 876
Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
MASTR Asset Backed Securities Trust, Series
2006-WMC4, Class A5
4.734%, (US SOFR 1 Month plus 0.415%),
10/25/36  1,164,713 377
Merrill Lynch Mortgage Investors Trust, Series
2007-SD1, Class A1
5.334%, (US SOFR 1 Month plus 1.015%),
2/25/47  621,062 363
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE5, Class M4
5.304%, (US SOFR 1 Month plus 0.985%),
9/25/35  6,182,210 5,119
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-NC1, Class M2
5.139%, (US SOFR 1 Month plus 0.820%),
1/25/35  162,120 161
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-WMC5, Class M5
5.424%, (US SOFR 1 Month plus 1.105%),
6/25/35  23,419 23
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE7, Class A2C
4.754%, (US SOFR 1 Month plus 0.435%),
9/25/36  55,784 24
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8, Class A2C
4.574%, (US SOFR 1 Month plus 0.255%),
10/25/36  49,923 22
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE5, Class A2C
4.684%, (US SOFR 1 Month plus 0.365%),
3/25/37  50,052 21
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-NC2, Class M1
5.784%, (US SOFR 1 Month plus 1.465%),
2/25/33  8,650 9
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A3
4.664%, (US SOFR 1 Month plus 0.345%),
4/25/37  2,611,556 1,346
Oak Hill Euro Credit Partners VII DAC, Series
2021-7A, Class AR 144A 144A
2.976%, (EURIBOR 3 Month ACT/360 plus
0.740%), 10/20/31 144A EUR ∞ 589,416 694
OneMain Direct Auto Receivables Trust,
Series 2023-1A, Class A 144A 144A
5.410%, 11/14/29 144A  2,000,000 2,019
OneMain Financial Issuance Trust, Series
2023-2A, Class A2 144A 144A
5.804%, (US 30 Day Average SOFR plus
1.500%), 9/15/36 144A  2,100,000 2,136
OZLM XVII, Ltd., Series 2017-17A, Class
A1RR 144A 144A
5.419%, (US SOFR 3 Month plus 1.150%),
7/20/30 144A  144,140 144
Pagaya AI Debt Grantor Trust, Series 2024-10,
Class A 144A 144A
5.183%, 6/15/32 144A  504,865 507
Pagaya AI Debt Grantor Trust, Series 2024-10,
Class B 144A 144A
5.750%, 6/15/32 144A  427,090 429

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Pagaya AI Debt Grantor Trust, Series 2024-10,
Class C 144A 144A
5.992%, 6/15/32 144A  499,958 501
Pagaya AI Debt Trust, Series 2023-3, Class B 144A 144A
9.570%, 12/16/30 144A  813,526 818
Pagaya AI Debt Trust, Series 2024-3, Class A 144A 144A
6.258%, 10/15/31 144A  1,539,385 1,550
RAAC Series, Series 2007-RP4, Class A 144A 144A
5.134%, (US SOFR 1 Month plus 0.465%),
(AFC), 11/25/46 144A  131,214 120
Rad CLO 4, Ltd., Series 2019-4A, Class AR 144A 144A
5.512%, (US SOFR 3 Month plus 1.230%),
4/25/32 144A  615,890 616
RCKT Mortgage Trust, Series 2024-CES4,
Class A1A 144A 144A
7.147%, (AFC), 6/25/44 144A ∑ 1,855,871 1,872
RCKT Mortgage Trust, Series 2024-CES5,
Class A1A 144A 144A
6.846%, (AFC), 8/25/44 144A ∑ 1,464,564 1,472
RCKT Mortgage Trust, Series 2024-CES6,
Class A1A 144A 144A
5.344%, (AFC), 9/25/44 144A ∑ 845,544 846
RCKT Mortgage Trust, Series 2024-CES7,
Class A1A 144A 144A
6.264%, (AFC), 10/25/44 144A ∑ 1,019,211 1,016
Reach ABS Trust, Series 2024-2A, Class A 144A 144A
5.880%, 7/15/31 144A  214,747 215
Reach ABS Trust, Series 2024-2A, Class B 144A 144A
5.840%, 7/15/31 144A  3,500,000 3,541
Renaissance Home Equity Loan Trust, Series
2006-4, Class AF6
5.340%, 1/25/37 ∑ 1,514,158 462
Residential Asset Securities Corp., Series
2007-KS3, Class AI4
5.114%, (US SOFR 1 Month plus 0.795%),
(AFC), 4/25/37  921,457 895
Santander Drive Auto Receivables Trust,
Series 2023-5, Class C
6.430%, 2/18/31  1,600,000 1,660
Santander Drive Auto Receivables Trust,
Series 2023-6, Class C
6.400%, 3/17/31  812,500 841
Santander Drive Auto Receivables Trust,
Series 2025-2, Class B
4.870%, 5/15/31  500,000 505
Santander Drive Auto Receivables Trust,
Series 2025-2, Class C
5.060%, 5/15/31  3,000,000 3,037
Saranac CLO, Ltd., Series 2018-6A,
Class A1R 144A 144A
5.724%, (US SOFR 3 Month plus 1.402%),
8/13/31 144A  935,157 933
Saxon Asset Securities Trust, Series 2006-1,
Class M1
4.899%, (US SOFR 1 Month plus 0.580%),
(AFC), 3/25/36  112,898 110
SMB Private Education Loan Trust, Series
2024-C, Class A1A 144A 144A
5.500%, 6/17/52 144A  1,214,720 1,243
Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series
2024-C, Class A1B 144A 144A
5.403%, (US 30 Day Average SOFR plus
1.100%), 6/17/52 144A  433,828 431
SMB Private Education Loan Trust, Series
2024-D, Class A1A 144A 144A
5.380%, 7/15/53 144A  2,043,732 2,084
SMB Private Education Loan Trust, Series
2024-D, Class A1B 144A 144A
5.403%, (US 30 Day Average SOFR plus
1.100%), 7/15/53 144A  2,399,164 2,399
Soundview Home Loan Trust, Series 2006-2,
Class M2
4.959%, (US SOFR 1 Month plus 0.640%),
3/25/36  29,305 29
Soundview Home Loan Trust, Series 2006-
OPT2, Class A4
4.994%, (US SOFR 1 Month plus 0.675%),
5/25/36  62,687 61
Soundview Home Loan Trust, Series 2006-
OPT3, Class M1
4.899%, (US SOFR 1 Month plus 0.580%),
6/25/36  6,689,510 5,964
Stream Innovations Issuer Trust, Series 2024-
1A, Class A 144A 144A
6.270%, 7/15/44 144A  352,947 366
Structured Asset Investment Loan Trust,
Series 2005-7, Class M2
5.199%, (US SOFR 1 Month plus 0.880%),
8/25/35  169,131 165
Structured Asset Investment Loan Trust,
Series 2006-BNC3, Class A3
4.584%, (US SOFR 1 Month plus 0.265%),
9/25/36  1,006 1
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-BC4, Class A4
4.774%, (US SOFR 1 Month plus 0.455%),
12/25/36  70,700 69
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-WF1, Class A6
4.854%, (US SOFR 1 Month plus 0.535%),
2/25/37  30,808 30
Toro European CLO DAC, Series 6A,
Class  AR 144A 144A
3.185%, (EURIBOR 3 Month ACT/360 plus
0.920%), 1/12/32 144A EUR ∞ 475,791 559
Toro European CLO DAC, Series 7A,
Class ARE 144A 144A
2.953%, (EURIBOR 3 Month ACT/360 plus
0.810%), 2/15/34 144A EUR ∞ 246,567 289
Tralee CLO VI, Ltd., Series 2024-6A,
Class A1RR 144A 144A
5.502%, (US SOFR 3 Month plus 1.220%),
10/25/32 144A  727,107 727
Trinitas CLO VI, Ltd., Series 2017-6A,
Class ARRR 144A 144A
5.612%, (US SOFR 3 Month plus 1.330%),
1/25/34 144A  1,600,000 1,600

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Trinitas CLO XIV, Ltd., Series 2020-14A,
Class A1R 144A 144A
5.622%, (US SOFR 3 Month plus 1.340%),
1/25/34 144A  3,500,000 3,500
TSTAT, Ltd., Series 2022-1A, Class A1RR 144A 144A
5.419%, (US SOFR 3 Month plus 1.150%),
7/20/37 144A  327,498 328
Venture CDO, Ltd., Series 2017-28A,
Class A1R 144A 144A
5.521%, (US SOFR 3 Month plus 1.252%),
7/20/30 144A  38,937 39
Venture CDO, Ltd., Series 2018-33A,
Class A1LR 144A 144A
5.578%, (US SOFR 3 Month plus 1.322%),
7/15/31 144A  420,127 420
WaMu Asset-Backed Certificates, Series 2007-
HE1, Class 1A
4.734%, (US SOFR 1 Month plus 0.415%),
1/25/37  88,281 76
Total 146,611
Mortgage Securities (21.3%)
Angel Oak Mortgage Trust, Series 2024-8,
Class A1 144A 144A
6.338%, (AFC), 5/27/69 144A ∑ 3,183,948 3,176
ATLX Trust, Series 2024-RPL1, Class A1 144A 144A
4.850%, (AFC), 4/25/64 144A ∑ 930,445 899
BAMLL Commercial Mortgage Securities Trust,
Series 2020-BOC, Class A 144A 144A
2.627%, 1/15/32 144A  2,350,000 2,055
Banc of America Funding Trust, Series 2006-J,
Class 4A1
5.078%, (CSTR), 1/20/47  19,990 17
Banc of America Funding Trust, Series 2007-6,
Class A1
5.014%, (US SOFR 1 Month plus 0.695%),
7/25/37  31,371 30
BCAP LLC Trust, Series 2009-RR14,
Class 2A2 144A 144A
3.805%, (CSTR), 7/26/36 144A  13,881 12
BCAP LLC Trust, Series 2009-RR5, Class 3A3 144A 144A
6.250%, (CSTR), 8/26/36 144A  2,005,959 777
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 4A
5.513%, (CSTR), 7/25/34  706 1
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2007-4, Class 22A1
4.317%, (CSTR), 6/25/47  46,288 41
Bear Stearns ALT-A Trust, Series 2006-6,
Class 2A1
4.333%, (CSTR), 11/25/36  101,343 46
Benchmark Mortgage Trust, Series 2024-V12,
Class A3
5.738%, 12/15/57  2,200,000 2,291
BMO Mortgage Trust, Series 2024-5C5,
Class A2
5.462%, 2/15/57  1,500,000 1,538
BMO Mortgage Trust, Series 2024-5C5,
Class A3
5.857%, 2/15/57  5,800,000 6,048
Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
BMO Mortgage Trust, Series 2024-5C8,
Class A2
5.152%, 12/15/57  2,100,000 2,141
Chase Home Lending Mortgage Trust, Series
2023-RPL3, Class A1 144A 144A
3.250%, (AFC), 9/25/63 144A  6,172,715 5,523
Chase Home Lending Mortgage Trust, Series
2024-RPL1, Class A1A 144A 144A
3.250%, (AFC), 3/25/64 144A  1,263,821 1,123
Chase Home Lending Mortgage Trust, Series
2024-RPL2, Class A1A 144A 144A
3.250%, (AFC), 8/25/64 144A  1,294,311 1,146
Chase Home Lending Mortgage Trust, Series
2024-RPL3, Class A1A 144A 144A
3.250%, (AFC), 9/25/64 144A  1,307,376 1,162
Chase Home Lending Mortgage Trust, Series
2024-RPL4, Class A1A 144A 144A
3.375%, (AFC), 12/25/64 144A  3,111,821 2,781
CIM Trust, Series 2024-R1, Class A1 144A 144A
4.750%, (AFC), 6/25/64 144A  859,603 853
Citicorp Mortgage Securities Trust, Series
2007-8, Class 1A3
6.000%, 9/25/37  1,193 1
Citigroup Mortgage Loan Trust, Series 2007-
10, Class 22AA
4.783%, (CSTR), 9/25/37  4,907 5
Citigroup Mortgage Loan Trust, Series 2007-
10, Class 2A3A
7.875%, (CSTR), 9/25/37  3,325 3
Citigroup Mortgage Loan Trust, Series 2007-
AR4, Class 2A2A
4.770%, (CSTR), 3/25/37  234,234 205
COLT Mortgage Loan Trust, Series 2024-3,
Class A1 144A 144A
7.393%, (AFC), 6/25/69 144A ∑ 812,285 822
Countrywide Alternative Loan Trust, Series
2004-28CB, Class 5A1
5.750%, 1/25/35  6,518 6
Countrywide Alternative Loan Trust, Series
2005-1CB, Class 2A1
6.000%, 3/25/35  256,108 115
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
5.096%, (US SOFR 1 Month plus 0.775%),
11/20/35  3,012 3
Countrywide Alternative Loan Trust, Series
2005-76, Class 1A1
5.879%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 1.480%),
1/25/36  8,277 8
Countrywide Alternative Loan Trust, Series
2005-79CB, Class A3
5.500%, 1/25/36  96,161 52
Countrywide Alternative Loan Trust, Series
2005-J1, Class 1A8
5.500%, 2/25/35  76,390 71
Countrywide Alternative Loan Trust, Series
2005-J1, Class 3A1
6.500%, 8/25/32  605 1

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series
2005-J11, Class 1A13
5.500%, 11/25/35  143,730 79
Countrywide Alternative Loan Trust, Series
2006-45T1, Class 1A13
6.000%, 2/25/37  103,848 37
Countrywide Alternative Loan Trust, Series
2006-5T2, Class A1
4.934%, (US SOFR 1 Month plus 0.615%),
4/25/36  315,953 107
Countrywide Alternative Loan Trust, Series
2006-HY10, Class 2A1
5.372%, (CSTR), 5/25/36  3,760 4
Countrywide Alternative Loan Trust, Series
2006-OA12, Class A1B
4.622%, (US SOFR 1 Month plus 0.305%),
9/20/46  3,318 3
Countrywide Alternative Loan Trust, Series
2006-OA17, Class 1A1A
4.627%, (US SOFR 1 Month plus 0.310%),
12/20/46  17,455 15
Countrywide Alternative Loan Trust, Series
2006-OA2, Class A1
4.852%, (US SOFR 1 Month plus 0.535%),
5/20/46  234,266 207
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
4.852%, (US SOFR 1 Month plus 0.535%),
7/20/46  5,025 4
Countrywide Alternative Loan Trust, Series
2007-9T1, Class 2A2
6.000%, 5/25/37  217,095 92
Countrywide Alternative Loan Trust, Series
2007-AL1, Class A1
4.684%, (US SOFR 1 Month plus 0.365%),
6/25/37  2,978,622 2,488
Countrywide Alternative Loan Trust, Series
2007-OA3, Class 1A1
4.714%, (US SOFR 1 Month plus 0.395%),
4/25/47  20,478 19
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2005-22, Class 3A1
5.129%, (CSTR), 10/25/35  7,936 6
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2005-HYB8,
Class 1A1
5.432%, (CSTR), 12/20/35  193 –π
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36  13,118 4
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36  94,341 42
Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-OA4, Class A1
5.359%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 0.960%),
4/25/46  33,967 9
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-OA4, Class A2
4.974%, (US SOFR 1 Month plus 0.655%),
4/25/46  900,138 257
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2007-HYB1,
Class 3A1
4.252%, (CSTR), 3/25/37  4,144 4
Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33  185 –π
Credit Suisse Mortgage Trust, Series 2014-6R,
Class 3A2 144A 144A
5.760%, (CSTR), 9/27/35 144A  108,382 92
Credit Suisse Mortgage Trust, Series 2021-
RPL3, Class A1 144A 144A
2.000%, 1/25/60 144A  5,629,408 4,964
Cross Mortgage Trust, Series 2024-H4,
Class A1 144A 144A
7.147%, (AFC), 7/25/69 144A ∑ 776,240 783
Cross Mortgage Trust, Series 2024-H6,
Class A1 144A 144A
5.129%, (AFC), 9/25/69 144A  2,140,542 2,133
Deutsche ALT-A Securities, Inc. Mortgage
Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35  242,037 203
EMF-NL BV, Series 2008-APRX, Class A2
3.063%, (EURIBOR 3 Month ACT/360 plus
0.800%), 4/17/41 EUR §,∞ 17,601 21
Federal Home Loan Mortgage Corp., Series
5426, Class CF
5.250%, (US 30 Day Average SOFR plus
0.900%), 12/15/50  1,953,308 1,951
Federal National Mortgage Association, Series
2003-W6, Class F
4.770%, (US 30 Day Average SOFR plus
0.465%), 9/25/42  10,206 10
Federal National Mortgage Association, Series
2024-54, Class FC
5.275%, (US 30 Day Average SOFR plus
0.970%), 8/25/54  1,735,092 1,738
First Horizon Mortgage Pass-Through Trust,
Series 2007-2, Class 1A5
5.750%, 5/25/37  142,032 42
GCAT Trust, Series 2024-NQM2, Class A1 144A 144A
7.359%, (AFC), 6/25/59 144A ∑ 670,673 676
Government National Mortgage Association,
Series 2019-H20, Class FC
4.946%, (US SOFR 1 Month plus 0.615%),
11/20/69  82,729 83
Government National Mortgage Association,
Series 2020-H08, Class FC
5.096%, (US SOFR 1 Month plus 0.765%),
2/20/70  35,964 36

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Greystone CRE Notes LLC, Series 2025-FL4,
Class A 144A 144A
5.793%, (US SOFR 1 Month plus 1.481%),
1/15/43 144A  2,300,000 2,302
GSR Mortgage Loan Trust, Series 2005-AR6,
Class 1A1
6.562%, (CSTR), 9/25/35  248 –π
GSR Mortgage Loan Trust, Series 2006-2F,
Class 3A6
6.000%, 2/25/36  68,845 30
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 2A1
4.729%, (CSTR), 1/25/36  696 1
GSR Mortgage Loan Trust, Series 2007-AR1,
Class 2A1
4.495%, (CSTR), 3/25/47  5,932 3
HarborView Mortgage Loan Trust, Series
2005-10, Class 2A1A
5.052%, (US SOFR 1 Month plus 0.735%),
(AFC), 11/19/35  2,827 2
HarborView Mortgage Loan Trust, Series
2005-3, Class 2A1A
4.912%, (US SOFR 1 Month plus 0.595%),
(AFC), 6/19/35  5,926 6
HomeBanc Mortgage Trust, Series 2005-1,
Class A1
4.934%, (US SOFR 1 Month plus 0.615%),
3/25/35  2,118 2
HSI Asset Securitization Corp. Trust, Series
2006-NC1, Class 2A
4.874%, (US SOFR 1 Month plus 0.555%),
11/25/35  698,979 652
IndyMac INDX Mortgage Loan Trust, Series
2004-AR6, Class 5A1
5.297%, (CSTR), 10/25/34  10,660 10
IndyMac INDX Mortgage Loan Trust, Series
2005-AR12, Class 2A1A
4.914%, (US SOFR 1 Month plus 0.595%),
(AFC), 7/25/35  909 1
IndyMac INDX Mortgage Loan Trust, Series
2005-AR14, Class 2A1A
5.034%, (US SOFR 1 Month plus 0.715%),
7/25/35  6,930 6
JP Morgan Mortgage Trust, Series 2005-ALT1,
Class 2A1
5.461%, (CSTR), 10/25/35  4,806 4
JP Morgan Mortgage Trust, Series 2007-A1,
Class 6A1
5.496%, (CSTR), 7/25/35  2,068 2
JP Morgan Mortgage Trust, Series 2007-A4,
Class 3A1
5.298%, (CSTR), 6/25/37  25,066 19
JP Morgan Mortgage Trust, Series 2024-5,
Class A11 144A 144A
5.555%, (US 30 Day Average SOFR plus
1.250%), (AFC), 11/25/54 144A  1,102,958 1,103
LoanCore Issuer,
Ltd., Series 2022-CRE7, Class A 144A 144A
5.853%, (US 30 Day Average SOFR plus
1.550%), 1/17/37 144A  3,273,973 3,274
Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Luminent Mortgage Trust, Series 2006-6,
Class A1
4.834%, (US SOFR 1 Month plus 0.515%),
10/25/46  554,880 506
Merrill Lynch Mortgage Investors Trust, Series
2006-A3, Class 6A1
5.205%, (CSTR), 5/25/36  5,155 5
MF1, Series 2022-FL8, Class A 144A 144A
5.668%, (US SOFR 1 Month plus 1.350%),
2/19/37 144A  728,178 728
Mill City Mortgage Loan Trust, Series 2018-1,
Class A1 144A 144A
3.250%, (AFC), 5/25/62 144A  212,825 210
New Residential Mortgage Loan Trust, Series
2021-NQM1R, Class A3 144A 144A
1.198%, (AFC), 7/25/55 144A  527,223 480
New Residential Mortgage Loan Trust, Series
2023-NQM1, Class A1A 144A 144A
7.864%, (AFC), 10/25/63 144A ∑ 2,667,172 2,694
OBX Trust, Series 2023-NQM8, Class A1 144A 144A
8.045%, (AFC), 9/25/63 144A ∑ 1,813,779 1,840
OBX Trust, Series 2023-NQM9, Class A1 144A 144A
8.159%, (AFC), 10/25/63 144A ∑ 3,457,623 3,514
OBX Trust, Series 2024-HYB2, Class A1 144A 144A
3.677%, (CSTR), 4/25/53 144A  2,504,046 2,499
OBX Trust, Series 2024-NQM8, Class A1 144A 144A
7.233%, (AFC), 5/25/64 144A ∑ 752,497 761
OPEN Trust, Series 2023-AIR, Class A 144A 144A
7.401%, (US SOFR 1 Month plus 3.089%),
11/15/40 144A  926,516 927
Pretium Mortgage Credit Partners Trust,
Series 2024-NPL8, Class A1 144A 144A
5.963%, (AFC), 11/25/54 144A ∑ 918,244 919
PRPM Trust, Series 2023-NQM2, Class A1 144A 144A
7.250%, (AFC), 8/25/68 144A ∑ 2,195,016 2,206
PRPM Trust, Series 2024-6, Class A1 144A 144A
5.699%, (AFC), 11/25/29 144A ∑ 927,627 930
PRPM Trust, Series 2024-NQM1, Class A1 144A 144A
7.265%, (AFC), 12/25/68 144A ∑ 760,031 766
PRPM Trust, Series 2024-NQM2, Class A1 144A 144A
7.292%, (AFC), 6/25/69 144A ∑ 809,059 823
PRPM Trust, Series 2024-NQM3, Class A1 144A 144A
6.239%, (AFC), 8/25/69 144A ∑ 2,362,246 2,357
Residential Accredit Loans, Inc., Series 2006-
QA7, Class 1A1
4.814%, (US SOFR 1 Month plus 0.495%),
8/25/36  3,079 3
Residential Accredit Loans, Inc., Series 2006-
QA8, Class A1
4.814%, (US SOFR 1 Month plus 0.495%),
9/25/36  9,307 9
Residential Asset Securitization Trust, Series
2007-A2, Class 2A2
6.500%, 4/25/37  3,311,432 873
Securitized Asset Backed Receivables LLC
Trust, Series 2005-FR4, Class M2
5.394%, (US SOFR 1 Month plus 1.075%),
1/25/36  23,488 22
Sequoia Mortgage Trust, Series 2024-HYB1,
Class A1A 144A 144A
4.466%, 11/25/63 144A  1,486,500 1,501

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Specialty Underwriting & Residential Finance
Trust, Series 2005-BC2, Class M3
5.409%, (US SOFR 1 Month plus 1.090%),
12/25/35  40,310 40
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-19XS, Class 1A1
4.754%, (US SOFR 1 Month plus 0.435%),
10/25/35  26,872 26
Structured Asset Mortgage Investments II
Trust, Series 2005-AR8, Class A2
6.226%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 1.480%),
2/25/36  176,202 150
Structured Asset Mortgage Investments II
Trust, Series 2006-AR6, Class 1A1
4.794%, (US SOFR 1 Month plus 0.475%),
(AFC), 7/25/46  113,016 99
Suntrust Alternative Loan Trust, Series 2005-
1F, Class 1A1
5.084%, (US SOFR 1 Month plus 0.765%),
12/25/35  3,590 3
Towd Point Mortgage Trust, Series 2015-4,
Class B2 144A 144A
4.114%, (CSTR, AFC), 4/25/55 144A  2,500,000 2,435
Towd Point Mortgage Trust, Series 2017-2,
Class M1 144A 144A
3.750%, (AFC), 4/25/57 144A  2,500,000 2,456
Towd Point Mortgage Trust, Series 2024-4,
Class A1A 144A 144A
4.435%, (AFC), 10/27/64 144A  2,050,001 2,059
Towd Point Mortgage Trust, Series 2024-
CES6, Class A1 144A 144A
5.725%, (AFC), 11/25/64 144A ∑ 976,568 981
Uniform Mortgage Backed Security TBA
4.000%, 8/15/54  6,000,000 5,578
4.500%, 8/15/54  24,400,000 23,329
5.000%, 7/15/54  2,649,346 2,596
5.000%, 8/15/54  37,150,654 36,387
6.000%, 7/15/54  41,100,000 41,763
6.500%, 8/15/54  68,900,000 71,038
Verus Securitization Trust, Series 2023-4,
Class A1 144A 144A
5.811%, (AFC), 5/25/68 144A ∑ 629,155 630
Verus Securitization Trust, Series 2023-7,
Class A1 144A 144A
7.070%, (AFC), 10/25/68 144A ∑ 1,968,504 1,996
Verus Securitization Trust, Series 2024-INV1,
Class A1 144A 144A
6.116%, (AFC), 3/25/69 144A ∑ 2,720,060 2,745
Verus Securitization Trust, Series 2024-R1,
Class A1 144A 144A
5.218%, 9/25/69 144A  887,146 887
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR19, Class A6
5.661%, (CSTR, AFC), 2/25/33  374 –π
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR12, Class 3A3
4.017%, (CSTR), 10/25/36  10,380 9
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR2, Class 1A1
4.585%, (CSTR), 3/25/36  84,784 77
Structured Products (32.3%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR8, Class 2A1
5.077%, (CSTR), 8/25/36  5,136 5
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 3A1
4.093%, (CSTR), 2/25/37  1,947 2
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA3, Class 4A2
5.099%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 0.700%),
4/25/47  197,631 161
Wells Fargo Alternative Loan Trust, Series
2007-PA4, Class 2A1
6.520%, (CSTR), 7/25/37  19,732 18
Wells Fargo Commercial Mortgage Trust,
Series 2024-5C2, Class A2
5.439%, 11/15/57  3,300,000 3,391
Wells Fargo Commercial Mortgage Trust,
Series 2024-5C2, Class A3
5.920%, (AFC), 11/15/57  2,600,000 2,723
Wells Fargo Mortgage Backed Securities
Trust, Series 2006-AR5, Class 2A1
6.678%, (CSTR), 4/25/36  15,548 15
Wells Fargo Mortgage Backed Securities
Trust, Series 2007-AR8, Class A1
6.678%, (CSTR), 11/25/37  12,755 12
Total 282,662
Total Structured Products (Cost: $429,801) 429,273
144A 144A 144A
Bank Loan Obligations ( 4.5% )
Bank Loan Obligations (4.5%)
Air Canada, 6.322%, (US SOFR 1 Month plus
2.000%), 3/21/31 1,287,000 1,287
Albion Financing 3 SARL, 5.236%, (EURIBOR
3 Month ACT/360 plus 3.000%), 8/16/29
EUR∞ 1,400,000 1,641
Amentum Holdings, Inc., 6.577%, (US SOFR
1 Month plus 2.250%), 9/29/31 1,230,667 1,228
AmSurg Corp. First Out, 11.111%, (US SOFR
3 Month plus 6.750%), 7/20/26Æ 281,436 281
AmSurg Corp. Last Out, 12.236%, (US SOFR
3 Month plus 7.875%), 11/3/28Þ 1,059,850 1,092
Avolon TLB Borrower 1 US LLC, 6.071%, (US
SOFR 1 Month plus 1.750%), 6/24/30 1,155,352 1,156
Bank of Industry, Ltd., 3.695%, (EURIBOR
3 Month ACT/360 plus 1.700%), 8/23/27
EUR∞ 3,000,000 3,499
Charter Communications Operating LLC,
6.548%, (US SOFR 3 Month plus 2.250%),
12/15/31 565,361 566
Cotiviti, Inc., 7.074%, (US SOFR 1 Month plus
2.750%), 5/1/31 2,863,859 2,848
Directv Financing LLC, 9.791%, (US SOFR 1
Month plus 5.250%), 8/2/29 951,500 942
First Student Bidco, Inc., 6.796%, (US SOFR
3 Month plus 2.500%), 7/21/28 994,924 995
Fortress Intermediate 3, Inc., 7.827%, (US
SOFR 1 Month plus 3.500%), 6/27/31 1,389,500 1,391

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Bank Loan Obligations (4.5%) Shares/ Par
+
Value
$ (000’s)
Bank Loan Obligations continued
GFL Environmental Services, Inc., 6.824%,
(US SOFR 3 Month plus 2.500%), 3/3/32 725,000 724
Global Medical Response, Inc., 9.079%, (US
SOFR 1 Month plus 5.500%), 10/31/28Þ 275,314 275
Goat Holdco LLC, 7.077%, (US SOFR 1
Month plus 3.000%), 1/27/32 1,296,750 1,298
Kaseya, Inc., 7.577%, (US SOFR 1 Month
plus 3.250%), 3/20/32 997,500 1,001
LifePoint Health, Inc., 8.006%, (US SOFR 3
Month plus 3.750%), 5/19/31 995,000 983
LifePoint Health, Inc., 7.820%, (US SOFR 3
Month plus 3.500%), 5/19/31 1,488,769 1,464
Modena Buyer LLC, 8.780%, (US SOFR 3
Month plus 4.500%), 7/1/31 639,839 615
Newfold Digital Holdings Group, Inc., 7.927%,
(US SOFR 3 Month plus 3.500%), 2/10/28Æ 2,581,449 1,988
Novelis Holdings, Inc., 6.296%, (US SOFR 3
Month plus 2.000%), 3/11/32 1,895,250 1,898
OCS Group Holdings, Ltd., 9.961%, (SONIO
plus 5.750%), 11/28/31 GBP∞ 2,500,000 3,412
QualityTech LP, 7.813%, (US SOFR plus
3.500%), 10/30/31 1,400,000 1,402
Quikrete Holdings, Inc., 6.577%, (US SOFR 1
Month plus 2.250%), 2/10/32 1,296,750 1,294
Republic of Panama, 4.103%, (EURIBOR
6 Month ACT/360 plus 1.750%), 3/5/27
EUR∞,Æ 1,900,000 2,254
Republic of Turkey, 8.343%, (EURIBOR
6 Month ACT/360 plus 6.210%), 4/27/31
EUR∞,Æ 1,700,000 2,184
Restaurant Brands International, 6.077%, (US
SOFR 1 Month plus 1.750%), 9/20/30 2,376,000 2,363
Rockpoint Gas Storage Partners LP, 7.296%,
(US SOFR 3 Month plus 3.000%), 9/18/31 1,291,754 1,296
Setanta Aircraft Leasing DAC, 6.046%, (US
SOFR 3 Month plus 1.750%), 11/5/28 2,000,000 2,009
SOCAR Turkey Energy AS, 5.931%,
(EURIBOR 6 Month ACT/360 plus 3.450%),
8/11/26 EUR∞ 5,800,000 6,807
Standard Industries, Inc., 6.071%, (US SOFR
1 Month plus 2.000%), 9/22/28 389,975 390
Station Casinos LLC, 6.327%, (US SOFR 1
Month plus 2.250%), 3/14/31 1,185,000 1,186
Stepstone Group MidCo 2 GmbH, 6.673%,
(EURIBOR 3 Month ACT/360 plus 4.500%),
4/26/32 EUR∞ 1,650,000 1,899
Stonepeak Nile Parent LLC, 9.250%, (US
SOFR 3 Month plus 2.750%), 4/9/32 1,200,000 1,203
US Renal Care, Inc., 9.441%, (US SOFR 1
Month plus 5.000%), 6/20/28 992,405 937
VEON Amsterdam, 8.531%, (US SOFR 3
Month plus 4.250%), 3/25/27Æ 950,000 950
Wand NewCo 3, Inc., 6.827%, (US SOFR 1
Month plus 2.500%), 1/30/31 328,814 327
X Corp., 9.500%, (US SOFR 6 Month plus
–%), 10/26/29 1,100,000 1,069
X Corp., 10.927%, (US SOFR 1 Month plus
6.500%), 10/26/29 2,089,286 2,039
Total Bank Loan Obligations (Cost: $58,905) 60,193
Warrants ( 0.0% ) Shares/ Par
+
Value
$ (000's)
Consumer, Cyclical (0.0%)
Spirit Airlines, Inc. * 7,627 38
Spirit Airlines, Inc.  144A* 5,499 27
Total 65
Total Warrants (Cost: $162) 65
Short-Term Investments ( 14.3% )
Governments (0.2%)
US Treasury
0.000%, 7/3/25 415,000 415
0.000%, 8/14/25β 91,000 90
0.000%, 8/19/25β 245,000 244
0.000%, 9/4/25β 102,000 101
0.000%, 9/11/25β 617,000 612
0.000%, 9/16/25β 1,374,000 1,361
0.000%, 10/21/25β 305,000 301
Total 3,124
Repurchase Agreements (14.1%)
Bank of Nova Scotia, 2.700%, 7/8/25
(Purchased on 6/23/25, to be repurchased
at CAD 10,010,356, collateralized by a
Province of Alberta Government Bond,
3.05%, due 12/1/48, par and fair value of
CAD 12,900,000 and CAD 10,175,649,
respectively) CAD∞ 10,000,000 7,344
Canadian Imperial Bank of Commerce,
2.720%, 7/7/25 (Purchased on 6/26/25,
to be repurchased at CAD 20,014,904,
collateralized by a Province of Quebec
Government Bond, 3.5%, due 12/1/45,
par and fair value of CAD 23,563,000 and
CAD 20,353,013, respectively) CAD∞ 20,000,000 14,687
Canadian Imperial Bank of Commerce,
2.720%, 7/10/25 (Purchased on 6/25/25,
to be repurchased at CAD 10,010,433,
collateralized by a Province of Ontario
Government Bond, 3.75%, due 6/2/32,
par and fair value of CAD 10,012,000 and
CAD 10,170,991, respectively) CAD∞ 10,000,000 7,343
Canadian Imperial Bank of Commerce,
2.720%, 7/9/25 (Purchased on 6/27/25,
to be repurchased at CAD 10,006,707,
collateralized by a Province of Ontario
Government Bond, 3.75%, due 12/2/53,
par and fair value of CAD 11,513,000 and
CAD 10,190,387, respectively) CAD∞ 10,000,000 7,344
Canadian Imperial Bank of Commerce,
2.720%, 7/11/25 (Purchased on 6/26/25,
to be repurchased at CAD 30,031,299,
collateralized by a Province of Quebec
Government Bond, 3.5%, due 12/1/45,
par and fair value of CAD 35,345,000 and
CAD 30,529,951, respectively) CAD∞ 30,000,000 22,030
Citigroup Global Markets, Inc., 4.410%,
7/2/25 (Purchased on 6/30/25, to be
repurchased at $64,607,914, collateralized
by a US Treasury Note, 3.875%, due
5/31/27, par and fair value of $65,583,800
and $65,734,950, respectively) 64,600,000 64,600

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Investments (14.3%) Shares/ Par
+
Value
$ (000’s)
Repurchase Agreements continued
Deutsche Bank Securities, Inc., 4.440%,
7/1/25 (Purchased on 6/30/25, to be
repurchased at $3,800,469, collateralized
by a US Treasury Bond, 4.625%, due
5/15/54, par and fair value of $3,979,100
and $3,871,851, respectively) 3,800,000 3,800
Short-Term Investments (14.3%) Shares/ Par
+
Value
$ (000’s)
Repurchase Agreements continued
JP Morgan Securities LLC, 4.480%,
7/1/25 (Purchased on 6/27/25, to be
repurchased at $59,107,355, collateralized
by a US Treasury Inflation Indexed
Bond, 0.625%, due 1/15/26, par and fair
value of $60,440,594 and $60,117,142,
respectively) 59,100,000 59,100
Total 186,248
Total Short-Term Investments (Cost: $189,167) 189,372
Total Investments (116.7%) (Cost: $1,584,411)
@
1,548,367
Other Assets, Less Liabilities (-16.7%) (222,074)
Net Assets (100.0%) 1,326,293
Reverse Repurchase Agreements
Reference Entity Counterparty
Interest
Rate
Borrowing
Date
Maturity
Date Currency
Amount
Borrowed
(000's)
Payable for
Reverse
Repurchase
Agreements
(000s)
Argentine Republic Government
International Bond
Morgan Stanley And Co.
International
4.100% 12/19/24 Open USD (3,143) $ (3,143)
Romanian Government
International Bond
Morgan Stanley And Co.
International
1.650% 6/20/25 Open EUR (391) (461)
Serbia International Bond Barclays Bank PLC 4.200% 12/19/24 Open USD (844) (844)
$ (4,448)
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Euro-Bobl Future Long EUR 36,300 363 9/25 $ 50,320 $ (229) $ 33
Euro-BTP Future Long EUR 4,300 43 9/25 6,129 (1) 10
Euro-Bund Future Long EUR 6,300 63 9/25 9,659 (47) 4
Euro-OAT Future Short EUR 3,400 34 9/25 4,960 19 (2)
Euro-Schatz Future Long EUR 40,700 407 9/25 51,418 (90) 14
Five-Year US Treasury Note Future Long USD 85,300 853 9/25 92,977 994 113
Long Gilt Future Short GBP 600 6 9/25 766 (13) (1)
Ten-Year Canada Government Bond Future Long CAD 4,300 43 9/25 3,852 33 9
Ten-Year US Treasury Note Future Long USD 18,800 188 9/25 21,079 426 59
Two-Year US Treasury Note Future Long USD 59,000 295 9/25 61,367 12 12
Ultra Ten-Year US Treasury Note Future Long USD 35,000 350 9/25 39,993 836 170
US Treasury Long Bond Future Short USD 600 6 9/25 693 (20) (6)
$ 1,920 $ 415

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Centrally Cleared Interest Rate Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day USD-SOFR
Compounded-OIS
3.000% 3/27 4,800 USD $ 54 $ (10) $ 44 $ (3)
1-Day USD-SOFR
Compounded-OIS
3.250% 6/30 6,900 USD 105 (52) 53 77
1-Day USD-SOFR
Compounded-OIS
3.900% 2/35 21,414 USD (44) (384) (428) (89)
1-Day USD-SOFR
Compounded-OIS
3.908% 3/35 500 USD – (10) (10) 2
1-Day USD-SOFR
Compounded-OIS
3.874% 3/35 800 USD – (13) (13) (3)
1-Day USD-SOFR
Compounded-OIS
3.899% 3/35 800 USD – (15) (15) (3)
1-Day USD-SOFR
Compounded-OIS
3.905% 3/35 800 USD – (15) (15) (3)
1-Day USD-SOFR
Compounded-OIS
3.250% 3/35 35,600 USD 2,322 (1,088) 1,234 (145)
1-Day USD-SOFR
Compounded-OIS
3.930% 3/35 1,600 USD – (34) (34) (7)
1-Day USD-SOFR
Compounded-OIS
3.250% 6/35 14,400 USD 652 (130) 522 (61)
1-Day USD-SOFR
Compounded-OIS
3.500% 12/54 8,900 USD 63 586 649 (74)
1-Day USD-SOFR
Compounded-OIS
3.250% 6/55 16,700 USD 2,240 (266) 1,974 (134)
6-Month EURIBOR 2.400% 4/30 700 EUR – (5) (5) –π
6-Month EURIBOR 2.520% 4/35 500 EUR – 4 4 1
6-Month EURIBOR 2.510% 4/35 1,000 EUR – 9 9 1
6-Month EURIBOR 2.550% 4/35 500 EUR – 2 2 1
6-Month EURIBOR 2.450% 5/35 400 EUR – 6 6 1
$ 5,392 $ (1,415) $ 3,977 $ (439)
Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day GBP-SONIO
Compounded-OIS
3.500% 3/30 28,400 GBP $ (736) $ 504 $ (232) $ 37
1-Day GBP-SONIO
Compounded-OIS
3.500% 3/35 2,900 GBP (174) 25 (149) 7
1-Day GBP-SONIO
Compounded-OIS
3.750% 3/55 1,200 GBP (142) (48) (190) 1
1-Year BRL-CDI 13.926% 1/27 6,400 BRL – (3) (3) 1
1-Year BRL-CDI 13.927% 1/27 50,900 BRL – (21) (21) 9
1-Year BRL-CDI 13.320% 1/29 3,600 BRL – 4 4 3
1-Year BRL-CDI 13.291% 1/29 33,700 BRL – 35 35 31
6-Month
AUD-BBR-BBSW
4.750% 12/33 45,700 AUD 272 237 509 57
6-Month CZK-PRIBOR 3.365% 11/29 78,900 CZK (32) (6) (38) (3)
Canadian Overnight
Repo Rate Average
3.750% 12/25 35,200 CAD (65) 204 139 (4)
Canadian Overnight
Repo Rate Average
2.500% 6/29 8,000 CAD (210) 199 (11) 4
$ (1,087) $ 1,130 $ 43 $ 143

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value(000's)
Variation
Margin(000's)
Markit CDX Emerging
Markets Index,
Series 36
1.000% 12/26 0.625% 16,491 USD $ (308) $ 397 $ 89 $ 25
Markit CDX Emerging
Markets Index,
Series 37
1.000% 6/27 0.803% 490 USD (17) 19 2 1
Markit CDX Emerging
Markets Index,
Series 38
1.000% 12/27 0.904% 4,200 USD (167) 176 9 8
Markit CDX Emerging
Markets Index,
Series 39
1.000% 6/28 1.001% 600 USD (23) 23 –π 1
Markit CDX Emerging
Markets Index,
Series 40
1.000% 12/28 1.142% 10,200 USD (320) 273 (47) 20
Markit CDX Emerging
Markets Index,
Series 41
1.000% 6/29 1.266% 3,200 USD (94) 63 (31) 6
Markit CDX Emerging
Markets Index,
Series 42
1.000% 12/29 1.377% 4,500 USD (112) 44 (68) 8
Markit CDX Emerging
Markets Index,
Series 43
1.000% 6/30 1.565% 3,500 USD (119) 32 (87) 7
Markit CDX North America
High Yield Index,
Series 43
5.000% 12/29 3.073% 34,825 USD 2,151 404 2,555 117
Markit CDX North America
High Yield Index,
Series 44
5.000% 6/30 3.183% 49,900 USD 2,237 1,517 3,754 173
Markit CDX North America
Investment Grade
Index, Series 43
1.000% 12/29 0.453% 7,300 USD 141 23 164 4
Markit CDX North America
Investment Grade
Index, Series 44
1.000% 6/30 0.510% 98,500 USD 1,406 776 2,182 56
$ 4,775 $ 3,747 $ 8,522 $ 426
Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value(000's)
Variation
Margin(000's)
AT&T, Inc. 1.000% 6/26 0.303% 100 USD $ –π $ 1 $ 1 $ –π
Carnival Corp. 1.000% 12/28 1.023% 600 USD (92) 92 –π –π
Ford Motor Co. 5.000% 12/25 0.506% 400 USD 2 6 8 –π
Ford Motor Co. 5.000% 6/26 0.799% 1,000 USD 11 30 41 –π
Ford Motor Co. 5.000% 6/27 1.088% 300 USD 11 11 22 –π
Ford Motor Co. 5.000% 6/27 1.100% 900 USD 25 41 66 –π
General Electric Co. 1.000% 6/26 0.089% 3,800 USD 8 25 33 –π
General Electric Co. 1.000% 12/26 0.107% 400 USD 1 4 5 –π
Glencore Finance Europe,
Ltd.
5.000% 6/31 1.281% 1,000 EUR 195 45 240 2
Glencore Finance Europe,
Ltd.
5.000% 12/31 1.385% 500 EUR 105 20 125 1
Marks & Spencer PLC 1.000% 6/27 0.301% 100 EUR (3) 5 2 –π
Marks & Spencer PLC 1.000% 12/28 0.537% 500 EUR (20) 29 9 –π

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000’s) Currency
Upfront
Premium Paid/
(Received)
(000’s)
Unrealized
Appreciation/
(Depreciation)
(000’s)
Market
Value(000’s)
Variation
Margin(000’s)
Volkswagen International
Finance NV
1.000% 6/29 0.982% 3,100 EUR $ 25 $ (22) $ 3 $ 2
$ 268 $ 287 $ 555 $ 5
Written Options
Description Currency
Notional Par
(000's) Exercise Price
Expiration
Date
Number of
Contracts Value (000's)
Call - Ten-Year US Treasury Note Future USD 15 $ 112.500 7/25 15 $ (8)
Put - Ten-Year US Treasury Note Future USD 15 109.000 7/25 15 —π
(Premiums Received $12)
$ (8)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 664 $ 424 $ 1,088 $ (529) $ (9) $ (538) $ (8)
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Buy       Royal Bank of Canada AUD 5,925 3,900 7/2/25 $ 40 $ — $ 40
Sell       Barclays Bank PLC AUD 7,808 5,139 7/2/25 — (107) (107)
Sell       JP Morgan Chase Bank NA AUD 1,883 1,240 8/5/25 — (5) (5)
Buy       BNP Paribas SA BRL 56,378 10,377 7/2/25 341 — 341
Buy       Goldman Sachs Bank USA BRL 22,421 4,064 9/3/25 60 — 60
Sell       BNP Paribas SA BRL 32,994 6,073 7/2/25 — (183) (183)
Sell       Goldman Sachs Bank USA BRL 22,080 4,064 7/2/25 — (60) (60)
Sell       JP Morgan Chase Bank NA BRL 1,346 248 7/2/25 — (7) (7)
Buy       HSBC Bank PLC CAD 477 350 7/2/25 3 — 3
Buy       JP Morgan Chase Bank NA CAD 7,895 5,798 7/2/25 32 — 32
Sell       Barclays Bank PLC CAD 316 232 7/2/25 — (2) (2)
Sell       BNP Paribas SA CAD 1,198 879 7/2/25 — (10) (10)
Sell       HSBC Bank PLC CAD 6,417 4,713 7/2/25 — (40) (40)
Sell       Royal Bank of Canada CAD 441 324 7/2/25 — (3) (3)
Sell       BNP Paribas SA CAD 20,015 14,702 7/7/25 — (10) (10)
Sell       BNP Paribas SA CAD 10,010 7,353 7/8/25 — (75) (75)
Sell       HSBC Bank PLC CAD 10,007 7,351 7/9/25 — (21) (21)
Sell       BNP Paribas SA CAD 10,010 7,354 7/10/25 — (67) (67)
Sell       JP Morgan Chase Bank NA CAD 30,031 22,064 7/11/25 — (12) (12)
Sell       HSBC Bank PLC CAD 476 350 8/5/25 — (3) (3)
Buy       JP Morgan Chase Bank NA CHF 1,809 2,280 7/2/25 72 — 72
Sell       HSBC Bank PLC CHF 1,907 2,403 7/2/25 — (83) (83)
Sell       Royal Bank of Canada CHF 13 17 7/2/25 — (1) (1)
Sell       Barclays Bank PLC CHF 110 139 8/4/25 — (1) (1)
Buy       BNP Paribas SA CNH 6,522 914 8/20/25 19 — 19
Buy       HSBC Bank PLC CNH 33,573 4,708 8/20/25 7 — 7
Buy       JP Morgan Chase Bank NA CNH 16,846 2,362 8/20/25 5 — 5
Buy       NatWest Markets PLC CNH 58,708 8,232 8/20/25 21 — 21
Sell       HSBC Bank PLC CNH 6,123 856 7/16/25 — (7) (7)
Sell       JP Morgan Chase Bank NA CNH 9,691 1,356 7/16/25 — (12) (12)
Sell       Barclays Bank PLC CNH 13,395 1,878 8/20/25 — (13) (13)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       BNP Paribas SA CNH 13,460 1,887 8/20/25 $ — $ (5) $ (5)
Sell       HSBC Bank PLC CNH 42,650 5,981 8/20/25 — (23) (23)
Sell       JP Morgan Chase Bank NA CNH 30,304 4,250 8/20/25 — (34) (34)
Sell       Barclays Bank PLC CZK 3,450 165 8/22/25 — (9) (9)
Sell       BNP Paribas SA CZK 350 17 8/22/25 — (1) (1)
Buy       Bank of America NA EGP 16,296 326 7/21/25 26 — 26
Buy       Goldman Sachs Bank USA EGP 20,807 417 7/21/25 34 — 34
Buy       Goldman Sachs Bank USA EGP 3,551 70 8/25/25 6 — 6
Buy       HSBC Bank PLC EGP 1,223 24 8/26/25 2 — 2
Buy       Barclays Bank PLC EUR 4,932 5,810 7/2/25 90 — 90
Buy       JP Morgan Chase Bank NA EUR 613 722 7/2/25 18 — 18
Sell       Bank of America NA EUR 125,335 147,639 7/2/25 — (5,126) (5,126)
Sell       Barclays Bank PLC EUR 1,366 1,609 7/2/25 — (58) (58)
Sell       HSBC Bank PLC EUR 3,291 3,877 7/2/25 — (118) (118)
Sell       JP Morgan Chase Bank NA EUR 2,599 3,062 7/2/25 — (86) (86)
Sell       JP Morgan Chase Bank NA EUR 130,123 153,613 8/4/25 — (726) (726)
Buy       Barclays Bank PLC GBP 19,432 26,673 7/2/25 234 — 234
Sell       JP Morgan Chase Bank NA GBP 19,432 26,673 7/2/25 — (493) (493)
Sell       Barclays Bank PLC GBP 19,432 26,677 8/4/25 — (234) (234)
Buy       BNP Paribas SA IDR 34,041,151 2,099 7/16/25 13 — 13
Buy       Goldman Sachs Bank USA IDR 22,341,211 1,378 7/16/25 7 — 7
Buy       HSBC Bank PLC IDR 18,832,740 1,161 7/16/25 2 — 2
Buy       JP Morgan Chase Bank NA IDR 9,095,713 561 7/16/25 2 — 2
Sell       Barclays Bank PLC IDR 44,186,279 2,723 7/11/25 — (13) (13)
Sell       Bank of America NA IDR 40,372,232 2,489 7/16/25 — (15) (15)
Sell       Barclays Bank PLC ILS 151 45 7/18/25 — (3) (3)
Sell       UBS AG ILS 21 6 7/18/25 — —π —π
Sell       BNP Paribas SA ILS 7,156 2,126 9/2/25 — (171) (171)
Buy       Barclays Bank PLC INR 11,418 133 8/20/25 — —π —π
Buy       BNP Paribas SA INR 339,848 3,956 8/20/25 47 — 47
Buy       JP Morgan Chase Bank NA INR 320,904 3,736 8/20/25 24 — 24
Sell       JP Morgan Chase Bank NA INR 671,660 7,834 7/11/25 — (4) (4)
Buy       Barclays Bank PLC JPY 33,526 233 7/2/25 — —π —π
Buy       HSBC Bank PLC JPY 547,001 3,799 7/2/25 — (8) (8)
Buy       JP Morgan Chase Bank NA JPY 1,145,500 7,955 7/2/25 87 — 87
Buy       UBS AG JPY 272,633 1,893 7/2/25 10 — 10
Buy       BNP Paribas SA JPY 181,107 1,262 8/4/25 2 — 2
Buy       HSBC Bank PLC JPY 963,284 6,714 8/4/25 9 — 9
Sell       HSBC Bank PLC JPY 201,000 1,396 7/2/25 3 — 3
Sell       JP Morgan Chase Bank NA JPY 649,500 4,510 7/2/25 — (10) (10)
Buy       UBS AG KRW 64,094 47 7/8/25 —π — —π
Buy       Barclays Bank PLC KRW 5,072,475 3,751 7/11/25 1 — 1
Buy       Bank of America NA KRW 1,177,330 871 7/16/25 8 — 8
Buy       Barclays Bank PLC KRW 14,018 10 7/16/25 —π — —π
Sell       Barclays Bank PLC KRW 64,195 47 7/8/25 — —π —π
Sell       Bank of America NA KRW 1,143,574 846 7/16/25 — (7) (7)
Sell       Barclays Bank PLC KRW 29,117 22 7/16/25 — —π —π
Sell       JP Morgan Chase Bank NA KRW 5,001,759 3,700 7/16/25 — (48) (48)
Sell       UBS AG KRW 64,063 47 7/16/25 — —π —π
Buy       BNP Paribas SA KWD 9 29 6/17/26 —π — —π
Buy       BNP Paribas SA KWD 9 30 6/30/26 —π — —π
Sell       BNP Paribas SA KWD 595 1,968 5/9/30 83 — 83
Sell       BNP Paribas SA KWD 65 216 5/13/30 9 — 9
Buy       JP Morgan Chase Bank NA MXN 77,100 4,034 12/17/25 45 — 45
Sell       Barclays Bank PLC MXN 20,197 1,068 9/17/25 — (19) (19)
Sell       UBS AG MXN 59,741 3,158 9/17/25 — (76) (76)
Sell       Barclays Bank PLC NOK 383 38 7/2/25 — —π —π

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       UBS AG NOK 3,621 359 7/2/25 $ — $ (3) $ (3)
Sell       Barclays Bank PLC NOK 4,011 398 8/4/25 — (1) (1)
Sell       JP Morgan Chase Bank NA NZD 1,151 701 7/2/25 — (15) (15)
Sell       Barclays Bank PLC NZD 1,151 702 8/4/25 — (4) (4)
Buy       Barclays Bank PLC PEN 72 20 9/17/25 —π — —π
Sell       Bank of America NA PEN 3,427 965 9/17/25 — (26) (26)
Sell       Barclays Bank PLC PEN 18,921 5,330 9/17/25 — (146) (146)
Buy       Barclays Bank PLC PLN 156 43 7/10/25 2 — 2
Buy       HSBC Bank PLC PLN 1,199 333 7/10/25 12 — 12
Buy       JP Morgan Chase Bank NA PLN 1,677 465 7/10/25 19 — 19
Sell       Barclays Bank PLC PLN 5 1 7/18/25 — —π —π
Sell       JP Morgan Chase Bank NA PLN 1,642 455 7/18/25 — (11) (11)
Buy       Barclays Bank PLC SGD 5,348 4,206 7/2/25 44 — 44
Buy       Bank of America NA SGD 34 27 8/5/25 —π — —π
Buy       Goldman Sachs Bank USA SGD 9 7 8/5/25 —π — —π
Buy       HSBC Bank PLC SGD 332 262 8/5/25 4 — 4
Buy       JP Morgan Chase Bank NA SGD 12 10 8/5/25 —π — —π
Sell       Bank of America NA SGD 95 75 7/2/25 — (1) (1)
Sell       HSBC Bank PLC SGD 3,782 2,974 7/2/25 — (28) (28)
Sell       JP Morgan Chase Bank NA SGD 1,448 1,139 7/2/25 — (11) (11)
Buy       Bank of America NA THB 12,779 393 7/16/25 3 — 3
Buy       Barclays Bank PLC THB 67,006 2,064 7/16/25 24 — 24
Buy       Goldman Sachs Bank USA THB 1,965 61 7/16/25 1 — 1
Sell       Barclays Bank PLC THB 9,517 293 7/16/25 — (1) (1)
Sell       BNP Paribas SA THB 7,394 228 7/16/25 — (4) (4)
Sell       HSBC Bank PLC THB 33,967 1,046 7/16/25 — (20) (20)
Sell       UBS AG THB 30,840 950 7/16/25 — (21) (21)
Buy       Barclays Bank PLC TRY 133,444 3,308 7/18/25 34 — 34
Buy       Barclays Bank PLC TRY 20,815 511 7/31/25 5 — 5
Buy       Barclays Bank PLC TRY 6,747 164 8/11/25 2 — 2
Buy       Barclays Bank PLC TRY 1,425 35 8/14/25 —π — —π
Sell       Barclays Bank PLC TRY 78,215 1,939 7/18/25 — (13) (13)
Buy       BNP Paribas SA TWD 217,736 7,486 7/11/25 156 — 156
Buy       BNP Paribas SA TWD 35,595 1,226 7/16/25 27 — 27
Buy       Goldman Sachs Bank USA TWD 70,110 2,414 7/16/25 258 — 258
Buy       HSBC Bank PLC TWD 24,397 840 7/16/25 70 — 70
Buy       JP Morgan Chase Bank NA TWD 193,121 6,649 7/16/25 157 — 157
Buy       BNP Paribas SA TWD 19,462 677 8/20/25 82 — 82
Buy       HSBC Bank PLC TWD 40,815 1,419 8/20/25 — (50) (50)
Sell       BNP Paribas SA TWD 64,088 2,207 7/16/25 — (228) (228)
Sell       HSBC Bank PLC TWD 45,519 1,567 7/16/25 — (171) (171)
Sell       JP Morgan Chase Bank NA TWD 69,409 2,390 7/16/25 — (257) (257)
Sell       Bank of America NA TWD 542 19 8/20/25 — (2) (2)
Sell       BNP Paribas SA TWD 131,516 4,572 8/20/25 — (541) (541)
Sell       HSBC Bank PLC TWD 112,231 3,902 8/20/25 — (457) (457)
Sell       JP Morgan Chase Bank NA TWD 185,677 6,455 8/20/25 — (765) (765)
Buy       Barclays Bank PLC ZAR 54,621 3,080 7/23/25 6 — 6
Sell       Barclays Bank PLC ZAR 84,054 4,740 7/23/25 — (90) (90)
Sell       Goldman Sachs Bank USA ZAR 350 20 7/23/25 — —π —π
Sell       JP Morgan Chase Bank NA ZAR 23,833 1,344 7/23/25 — (10) (10)
$ 2,268 $ (10,885) $ (8,617)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection
Reference Entity Counterparty
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread Currency
Notional
Amount
(000's)
Upfront
Premium
Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value
(000's)
Republic of Indonesia Barclays Bank PLC 1.000% 6/31 0.905% USD 5,700 $ (143) $ 173 $ 30
Republic of Poland JP Morgan Chase
Bank NA
1.000% 6/29 0.591% USD 2,000 20 10 30
Republic of Turkey Morgan Stanley
Capital
Services LLC
1.000% 12/28 2.402% USD 3,000 (160) 27 (133)
Softbank Group Corp. Goldman Sachs
International
1.000% 6/26 1.490% USD 3,600 (17) – (17)
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 12/26 0.493% USD 300 –π 2 2
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 6/27 0.538% USD 100 –π 1 1
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 6/28 0.674% USD 100 (1) 2 1
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 12/28 0.784% USD 300 (2) 4 2
$ (303) $ 219 $ (84)
Written Options
Description Counterparty Currency
Notional Par
(000's)
Exercise
Price
Expiration
Date
Number of
Contracts Value (000's)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 2,600 $ 3.525 7/25 2,600,000 $ (9)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 2,600 3.555 7/25 2,600,000 (11)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 2,600 3.583 7/25 2,600,000 (11)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 2,600 3.653 7/25 2,600,000 (11)
Call - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 2,600 3.664 7/25 2,600,000 (12)
Call - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 500 3.669 7/25 500,000 (2)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 3.680 7/25 800,000 (3)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 900 3.695 7/25 900,000 (6)
Call - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 3,000 3.715 7/25 3,000,000 (12)
Call - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 2,900 3.725 7/25 2,900,000 (16)
Call - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 1,300 3.772 7/25 1,300,000 (12)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 1,000 3.775 7/25 1,000,000 (9)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 2,600 3.875 7/25 2,600,000 (7)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 2,600 3.905 7/25 2,600,000 (6)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 2,600 3.933 7/25 2,600,000 (4)
Put - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 500 4.019 7/25 500,000 —π

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Written Options (continued)
Description Counterparty Currency
Notional Par
(000’s)
Exercise
Price
Expiration
Date
Number of
Contracts
Value
(000’s)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 $ 4.030 7/25 800,000 $ —π
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 2,600 4.053 7/25 2,600,000 —π
Put - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 2,600 4.064 7/25 2,600,000 —π
Put - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 3,000 4.065 7/25 3,000,000 —π
Put - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 2,900 4.075 7/25 2,900,000 —π
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 900 4.095 7/25 900,000 —π
Put - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 1,300 4.122 7/25 1,300,000 —π
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 1,000 4.125 7/25 1,000,000 —π
(Premiums Received $155)
$ (131)
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 2,268 $ 66 $ 2,334 $ (10,885) $ (131) $ (150) $ (11,166)
Restricted Securities
Description       Coupon Maturity Date
Acquisition
Date Cost (000's) Value (000's)
Value as a
Percentage of Net
Assets
AmSurg Corp. 11/2/23 $ 396 $ 428 0.03%
Corestate Capital Holding SA 8/22/23 –π –π –%
DrillCo Holding Lux SA - Class B 6/8/23 54 55 –%
DrillCo Holding Lux SA - Class C 6/8/23 484 496 0.04%
Turkiye Is Bankasi AS, Series 2024-H 7.96% 11/15/34 9/18/24 1,250 1,250 0.09%
VakifBank DPR, Series 2025-E, Class 4A2 6.83% 3/15/35 1/31/25 2,000 1,961 0.15%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
δ Restricted security – see accompanying table for additional details
π Amount is less than one thousand.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025 the value of these securities (in thousands) was $487,822 representing 36.7%
of the net assets.
φ Defaulted Security - not accruing income as of the date of this report.
∞ Foreign Bond — par value is foreign denominated.
§ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2025, the aggregate value of these securities was $185,137 (in thousands), representing 14.0% of net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
Þ PIK - Payment In Kind. PIK rate of Corestate Capital Holding SA is 10.00%, AmSurg Corp. Last Out is 8.875%, Global Medical Response, Inc. Corporate
Bond is 0.75%, and Global Medical Response, Inc. Bank Loan Obligation is 0.75%.
µ Perpetual maturity, date shown, if applicable, represents next contractual call date.
Ψ Contingent convertible security
β Part or all of the security has been pledged as collateral.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,588,852 and the net unrealized depreciation of investments based on that cost was $38,756 which is comprised of $49,910 aggregate gross unrealized appreciation and $88,666 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Bank Loan Obligations $ — $ 52,536 $ 7,657
Common Stocks
Consumer, Cyclical 57 — —
All Others — — 1,305
Corporate Bonds
Basic Materials — 8,153 520
Financial — 159,786 3,436
All Others — 395,699 —
Governments — 297,988 —
Municipal Bonds — 2,520 —
Structured Products — 429,273 —
Short-Term Investments — 189,372 —
Other Financial Instruments^
Futures 2,320 — —
Forward Foreign Currency Contracts — 2,268 —
Interest Rate Swaps — 5,184 —
Credit Default Swaps — 9,376 —
Warrants — 65 —
Total Assets:
$ 2,377 $ 1,552,220 $ 12,918
Liabilities:
Other Financial Instruments^
Futures (400) — —
Forward Foreign Currency Contracts — (10,885) —
Written Options (8) (131) —
Interest Rate Swaps — (1,164) —
Credit Default Swaps — (383) —
Reverse Repurchase Agreements — (4,448) —
Total Liabilities:
$ (408) $ (17,011) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2025.

Schedule of Investments
June 30, 2025 (unaudited)
Active/Passive All Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 97.9% ) Shares/ Par
+
Value
$ (000's)
Commodities (2.0%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  24,045 500
Total 500
Domestic Equity (60.9%)
Invesco S&P 500 Equal Weight ETF  7,205 1,310
iShares Core S&P 500 ETF  5,513 3,423
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 1,014,423 1,582
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 311,271 1,582
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 1,351,236 1,585
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 191,771 688
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 437,619 687
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 129,614 313
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 158,469 313
Schwab U.S. REIT ETF  14,750 312
Investment Companies (97.9%) Shares/ Par
+
Value
$ (000’s)
Domestic Equity continued
SPDR Dow Jones REIT ETF  3,242 313
SPDR Portfolio S&P 400 Mid Cap ETF  34,472 1,875
SPDR Portfolio S&P 600 Small Cap ETF  29,324 1,249
Total 15,232
Foreign Equity (35.0%)
Dimensional International Value ETF  10,208 437
iShares Core MSCI EAFE ETF  18,625 1,555
iShares Core MSCI Emerging Markets ETF  2,050 123
iShares MSCI International Quality Factor ETF  18,778 812
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 1,925,581 2,070
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 1,214,834 2,375
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 623,866 1,375
Total 8,747
Total Investment Companies (Cost: $24,479) 24,479
Total Investments (97.9%) (Cost: $24,479)
@
24,479
Other Assets, Less Liabilities (2.1%) 524
Net Assets (100.0%) 25,003
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $24,479 and the net unrealized depreciation of investments based on that cost was $– which is comprised of $– aggregate gross unrealized appreciation and $– aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 24,479 $ — $ —
Total Assets:
$ 24,479 $ — $ —

Active/Passive All Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2025 are as follows:
Portfolio
Value at
Beginning
of Period Purchases Sales
Value at
6/30/2025
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
6/30/2025
(amount in thousands)
Domestic Equity $ – $ 1,582 $ – $ 1,582 $ – $ – $ – $ – 1,014
Emerging Markets – 2,070 – 2,070 – – – – 1,926
Focused Appreciation – 1,582 – 1,582 – – – – 311
International Equity – 2,375 – 2,375 – – – – 1,215
International Growth – 1,375 – 1,375 – – – – 624
Large Cap Blend – 1,585 – 1,585 – – – – 1,351
Mid Cap Growth Stock – 688 – 688 – – – – 192
Mid Cap Value – 687 – 687 – – – – 438
Small Cap Growth Stock – 313 – 313 – – – – 130
Small Cap Value – 313 – 313 – – – – 158
$ – $ 12,570 $ – $ 12,570 $ – $ – $ – $ – 7,359

Schedule of Investments
June 30, 2025 (unaudited)
Active/Passive Aggressive Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 97.9% ) Shares/ Par
+
Value
$ (000's)
Commodities (2.5%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  30,056 624
Total 624
Domestic Equity (49.7%)
Invesco S&P 500 Equal Weight ETF  5,833 1,060
iShares Core S&P 500 ETF  4,110 2,552
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 881,410 1,375
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 270,456 1,375
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 1,172,208 1,375
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 156,904 563
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 358,052 562
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 77,769 188
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 95,081 187
Schwab U.S. REIT ETF  20,650 437
SPDR Dow Jones REIT ETF  4,540 438
SPDR Portfolio S&P 400 Mid Cap ETF  27,577 1,500
SPDR Portfolio S&P 600 Small Cap ETF  19,061 812
Total 12,424
Investment Companies (97.9%) Shares/ Par
+
Value
$ (000’s)
Fixed Income (19.0%)
iShares Core U.S. Aggregate Bond ETF  17,639 1,750
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 606,208 625
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 1,998,224 2,250
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 116,932 125
Total 4,750
Foreign Equity (26.7%)
Dimensional International Value ETF  8,750 375
iShares Core MSCI EAFE ETF  16,319 1,362
iShares MSCI International Quality Factor ETF  15,889 687
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 1,058,140 1,138
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 1,023,018 2,000
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 510,436 1,125
Total 6,687
Total Investment Companies (Cost: $24,485) 24,485
Total Investments (97.9%) (Cost: $24,485)
@
24,485
Other Assets, Less Liabilities (2.1%) 518
Net Assets (100.0%) 25,003
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $24,485 and the net unrealized depreciation of investments based on that cost was $– which is comprised of $– aggregate gross unrealized appreciation and $– aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 24,485 $ — $ —
Total Assets:
$ 24,485 $ — $ —

Active/Passive Aggressive Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2025 are as follows:
Portfolio
Value at
Beginning
of Period Purchases Sales
Value at
6/30/2025
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
6/30/2025
(amount in thousands)
Domestic Equity $ – $ 1,375 $ – $ 1,375 $ – $ – $ – $ – 881
Emerging Markets – 1,138 – 1,138 – – – – 1,058
Focused Appreciation – 1,375 – 1,375 – – – – 270
International Equity – 2,000 – 2,000 – – – – 1,023
International Growth – 1,125 – 1,125 – – – – 510
Large Cap Blend – 1,375 – 1,375 – – – – 1,172
Mid Cap Growth Stock – 563 – 563 – – – – 157
Mid Cap Value – 562 – 562 – – – – 358
Multi-Sector Bond – 625 – 625 – – – – 606
Select Bond – 2,250 – 2,250 – – – – 1,998
Short-Term Bond – 125 – 125 – – – – 117
Small Cap Growth Stock – 188 – 188 – – – – 78
Small Cap Value – 187 – 187 – – – – 95
$ – $ 12,888 $ – $ 12,888 $ – $ – $ – $ – 8,325

Schedule of Investments
June 30, 2025 (unaudited)
Asset Allocation Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 96.1% ) Shares/ Par
+
Value
$ (000's)
Commodities (0.4%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  46,500 966
Total 966
Domestic Equity (42.1%)
Invesco S&P 500 Equal Weight ETF  26,700 4,853
iShares Core S&P 500 ETF  55,750 34,615
iShares Core S&P Mid-Cap ETF  7,350 456
iShares Core S&P Small-Cap ETF  2,800 306
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 7,232,246 11,282
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 2,332,491 11,858
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 9,914,157 11,629
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 2,025,301 7,261
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 4,103,541 6,447
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 1,380,149 3,328
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 1,715,627 3,383
Schwab U.S. REIT ETF  188,900 3,997
SPDR Dow Jones REIT ETF  40,700 3,925
SPDR Portfolio S&P 400 Mid Cap ETF  170,400 9,266
SPDR Portfolio S&P 600 Small Cap ETF  142,000 6,049
Total 118,655
Fixed Income (33.8%)
iShares Core U.S. Aggregate Bond ETF  220,541 21,878
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 13,687,444 14,112
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 45,172,277 50,864
Investment Companies (96.1%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 2,609,274 2,789
SPDR Portfolio Long Term Treasury ETF  211,600 5,624
Total 95,267
Foreign Equity (19.8%)
Dimensional International Value ETF  66,500 2,848
iShares Core MSCI EAFE ETF  109,500 9,141
iShares MSCI International Quality Factor ETF  129,100 5,580
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 10,386,025 11,165
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 8,828,574 17,260
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 4,401,618 9,701
Total 55,695
Total Investment Companies (Cost: $249,900) 270,583
Short-Term Investments ( 2.6% )
Governments (2.1%)
US Treasury
0.000%, 7/29/25 2,000,000 1,994
0.000%, 8/28/25 2,000,000 1,986
0.000%, 9/30/25 2,000,000 1,979
Total 5,959
Investment Companies (0.5%)
JPMorgan Ultra-Short Income ETF 28,100 1,424
Total 1,424
Total Short-Term Investments (Cost: $7,386) 7,383
Total Investments (98.7%) (Cost: $257,286)
@
277,966
Other Assets, Less Liabilities (1.3%) 3,774
Net Assets (100.0%) 281,740
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Payment
Received by
the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Bloomberg Commodity Index
3 Month Forward
Morgan Stanley
Capital Services LLC
0.180% Bloomberg
Commodity
Index 3 Month
Forward
10/25 6,098 $ — $ —
$ — $ —

Asset Allocation Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — — — — —
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $257,286 and the net unrealized appreciation of investments based on that cost was $20,680 which is comprised of $28,837 aggregate gross unrealized appreciation and
$8,157 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 270,583 $ — $ —
Short-Term Investments
Governments — 5,959 —
Investment Companies 1,424 — —
Other Financial Instruments^
Total Return Swaps — — —
Total Assets:
$ 272,007 $ 5,959 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Asset Allocation Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2025 are as follows:
Portfolio
Value at
12/31/2024 Purchases Sales
Value at
6/30/2025
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
6/30/2025
(amount in thousands)
Domestic Equity $ 12,770 $ – $ 1,700 $ 11,282 $ 414 $ (202) $ – $ – 7,232
Emerging Markets 10,411 – 490 11,165 1,245 (1) – – 10,386
Focused Appreciation 12,648 860 2,600 11,858 19 931 – – 2,332
International Equity 14,510 – 500 17,260 3,212 38 – – 8,829
International Growth 14,854 – 6,800 9,701 58 1,589 – – 4,402
Large Cap Blend 12,849 – 1,770 11,629 631 (81) – – 9,914
Mid Cap Growth Stock 6,262 510 – 7,261 489 – – – 2,025
Mid Cap Value 6,274 – – 6,447 173 – – – 4,104
Multi-Sector Bond 13,659 390 560 14,112 707 (84) – – 13,687
Select Bond 46,842 4,000 1,980 50,864 2,208 (206) – – 45,172
Short-Term Bond 2,871 – 170 2,789 82 6 – – 2,609
Small Cap Growth Stock 3,488 – – 3,328 (160) – – – 1,380
Small Cap Value 3,462 – – 3,383 (79) – – – 1,716
$ 160,900 $ 5,760 $ 16,570 $ 161,079 $ 8,999 $ 1,990 $ – $ – 113,789

Schedule of Investments
June 30, 2025 (unaudited)
Balanced Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 96.4% ) Shares/ Par
+
Value
$ (000's)
Commodities (0.3%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  258,400 5,367
Total 5,367
Domestic Equity (28.9%)
Invesco S&P 500 Equal Weight ETF  106,400 19,337
iShares Core S&P 500 ETF  214,200 132,997
iShares Core S&P Mid-Cap ETF  91,250 5,659
iShares Core S&P Small-Cap ETF  39,800 4,350
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 31,008,031 48,373
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 9,874,493 50,202
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 42,407,468 49,744
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 10,472,543 37,544
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 21,351,676 33,543
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 8,989,835 21,674
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 10,373,971 20,457
Schwab U.S. REIT ETF  1,297,100 27,447
SPDR Dow Jones REIT ETF  279,800 26,984
SPDR Portfolio S&P 400 Mid Cap ETF  757,200 41,177
SPDR Portfolio S&P 600 Small Cap ETF  946,800 40,334
Total 559,822
Fixed Income (53.0%)
iShares Core U.S. Aggregate Bond ETF  2,571,853 255,128
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 140,754,962 145,118
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 442,886,748 498,690
Investment Companies (96.4%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 26,871,789 28,726
SPDR Portfolio Long Term Treasury ETF  3,663,300 97,371
Total 1,025,033
Foreign Equity (14.2%)
Dimensional International Value ETF  348,200 14,913
iShares Core MSCI EAFE ETF  462,400 38,601
iShares MSCI International Quality Factor ETF  563,600 24,359
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 64,761,865 69,619
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 40,291,421 78,770
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 21,532,684 47,458
Total 273,720
Total Investment Companies (Cost: $1,808,555) 1,863,942
Short-Term Investments ( 2.2% )
Governments (1.7%)
US Treasury
0.000%, 7/29/25 11,300,000 11,263
0.000%, 8/28/25 11,300,000 11,221
0.000%, 9/30/25 11,300,000 11,180
Total 33,664
Investment Companies (0.5%)
JPMorgan Ultra-Short Income ETF 188,550 9,556
Total 9,556
Total Short-Term Investments (Cost: $43,242) 43,220
Total Investments (98.6%) (Cost: $1,851,797)
@
1,907,162
Other Assets, Less Liabilities (1.4%) 27,680
Net Assets (100.0%) 1,934,842
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Payment
Received by
the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Bloomberg Commodity Index
3 Month Forward
Morgan Stanley
Capital Services LLC
0.180% Bloomberg
Commodity
Index 3 Month
Forward
10/25 33,452 $ — $ —
$ — $ —

Balanced Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — — — — —
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,851,797 and the net unrealized appreciation of investments based on that cost was $55,365 which is comprised of $132,140 aggregate gross unrealized appreciation and $76,775 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 1,863,942 $ — $ —
Short-Term Investments
Governments — 33,664 —
Investment Companies 9,556 — —
Other Financial Instruments^
Total Return Swaps — — —
Total Assets:
$ 1,873,498 $ 33,664 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Balanced Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2025 are as follows:
Portfolio
Value at
12/31/2024 Purchases Sales
Value at
6/30/2025
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
6/30/2025
(amount in thousands)
Domestic Equity $ 54,270 $ – $ 6,800 $ 48,373 $ 1,777 $ (874) $ – $ – 31,008
Emerging Markets 65,975 – 4,180 69,619 7,508 316 – – 64,762
Focused Appreciation 53,753 3,940 11,550 50,202 20 4,039 – – 9,874
International Equity 70,965 – 7,700 78,770 15,436 69 – – 40,291
International Growth 72,497 – 33,070 47,458 (229) 8,260 – – 21,533
Large Cap Blend 55,144 – 7,760 49,744 2,377 (17) – – 42,407
Mid Cap Growth Stock 32,590 2,440 – 37,544 2,514 – – – 10,473
Mid Cap Value 32,647 – – 33,543 896 – – – 21,352
Multi-Sector Bond 143,799 580 5,820 145,118 7,429 (870) – – 140,755
Select Bond 523,773 – 46,340 498,690 28,668 (7,411) – – 442,887
Short-Term Bond 30,286 – 2,480 28,726 827 93 – – 26,872
Small Cap Growth Stock 22,717 – – 21,674 (1,043) – – – 8,990
Small Cap Value 24,885 – 3,860 20,457 170 (738) – – 10,374
$ 1,183,301 $ 6,960 $ 129,560 $ 1,129,918 $ 66,350 $ 2,867 $ – $ – 871,577

Schedule of Investments
June 30, 2025 (unaudited)
Active/Passive Conservative Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 98.0% ) Shares/ Par
+
Value
$ (000's)
Commodities (1.5%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  18,034 375
Total 375
Domestic Equity (16.0%)
Invesco S&P 500 Equal Weight ETF  1,372 249
iShares Core S&P 500 ETF  1,102 684
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 267,628 418
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 82,120 417
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 353,794 415
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 52,301 188
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 119,351 188
Schwab U.S. REIT ETF  14,750 312
SPDR Dow Jones REIT ETF  3,243 313
SPDR Portfolio S&P 400 Mid Cap ETF  10,341 562
SPDR Portfolio S&P 600 Small Cap ETF  5,865 250
Total 3,996
Fixed Income (72.2%)
iShares Core U.S. Aggregate Bond ETF  66,147 6,562
Investment Companies (98.0%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 2,546,072 2,625
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 5,550,622 6,250
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 584,659 625
SPDR Portfolio Long Term Treasury ETF  75,210 2,000
Total 18,062
Foreign Equity (8.3%)
Dimensional International Value ETF  2,917 125
iShares Core MSCI EAFE ETF  4,581 382
iShares MSCI International Quality Factor ETF  4,333 187
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 458,140 492
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 287,724 563
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 141,788 313
Total 2,062
Total Investment Companies (Cost: $24,495) 24,495
Total Investments (98.0%) (Cost: $24,495)
@
24,495
Other Assets, Less Liabilities (2.0%) 508
Net Assets (100.0%) 25,003
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At June 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $24,495 and the net unrealized depreciation of investments based on that cost was $– which is comprised of $– aggregate gross unrealized appreciation and $– aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 24,495 $ — $ —
Total Assets:
$ 24,495 $ — $ —

Active/Passive Conservative Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2025 are as follows:
Portfolio
Value at
Beginning
of Period Purchases Sales
Value at
6/30/2025
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
6/30/2025
(amount in thousands)
Domestic Equity $ – $ 418 $ – $ 418 $ – $ – $ – $ – 268
Emerging Markets – 492 – 492 – – – – 458
Focused Appreciation – 417 – 417 – – – – 82
International Equity – 563 – 563 – – – – 288
International Growth – 313 – 313 – – – – 142
Large Cap Blend – 415 – 415 – – – – 354
Mid Cap Growth Stock – 188 – 188 – – – – 52
Mid Cap Value – 188 – 188 – – – – 119
Multi-Sector Bond – 2,625 – 2,625 – – – – 2,546
Select Bond – 6,250 – 6,250 – – – – 5,551
Short-Term Bond – 625 – 625 – – – – 585
$ – $ 12,494 $ – $ 12,494 $ – $ – $ – $ – 10,444

Northwestern Mutual Series Fund, Inc.
June 30, 2025 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Growth Stock
Portfolio
Focused
Appreciation
Portfolio
Large Cap
Core Stock
Portfolio
Large Cap
Blend Portfolio
Index 500
Stock Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 1,401,217 $ 1,507,860 $ 768,126 $ 170,586 $ 6,807,273
Cash ........................................................................ 9,475 11,212 5,802 1,413 58,864
Collateral with Counterparty .......................................... — — — — 4,742
Receivable for Portfolio Shares Sold ............................... 70 3,511 595 3,392 2,542
Receivable for Investment Securities Sold ........................ — 3,514 3,514 313 —
Variation Margin Receivable .......................................... — — — — 279
Prepaid Expenses and Other Assets ............................... 21 22 18 14 57
Dividends and Interest Receivable ..................................
175 858 462 95 3,400
Total Assets .......................................................
1,410,958 1,526,977 778,517 175,813 6,877,157
Liabilities
Payable for Portfolio Shares Redeemed .......................... 503 473 270 15 3,908
Payable for Investment Securities Purchased ................... — — 3,975 3,225 —
Investment Advisory Fees Payable ................................. 469 747 262 89 1,053
Compliance Fees Payable ............................................ 3 3 3 2 7
Accrued Expenses ......................................................
38 47 35 42 71
Total Liabilities ................................................... 1,013 1,270 4,545 3,373 5,039
Net Assets ......................................................... $ 1,409,945 $ 1,525,707 $ 773,972 $ 172,440 $ 6,872,118
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 542,151 $ 445,381 $ 452,836 $ 113,761 $ 1,524,947
Total Distributable Earnings (Loss) ..................................
867,794 1,080,326 321,136 58,679 5,347,171
Net Assets for Shares Outstanding (10) (11) ..................... $ 1,409,945 $ 1,525,707 $ 773,972 $ 172,440 $ 6,872,118
Net Asset Value, Offering and Redemption Price per Share . $ 4 .53 $ 5 .08 $ 2 .02 $ 1 .17 $ 10 .13
(1) Unaffiliated Investments, at Cost ................................... $ 613,938 $ 665,435 $ 608,957 $ 138,244 $ 1,875,287
(10) Shares Outstanding .................................................. 310,983 300,064 383,323 146,947 678,325
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2025 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Large
Company
Value Portfolio
Domestic
Equity Portfolio
Equity Income
Portfolio
Mid Cap
Growth Stock
Portfolio
Index 400
Stock Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 153,187 $ 1,050,433 $ 730,967 $ 1,061,301 $ 1,388,954
Cash ........................................................................ 3,139 17,406 8,822 3,486 17,172
Foreign Currency, at Value (4) ....................................... — — 146 — —
Collateral with Counterparty .......................................... 122 — — — 5
Receivable for Portfolio Shares Sold ............................... 23 3,845 68 1,873 1,092
Receivable for Investment Securities Sold ........................ 726 — 4,178 414 —
Prepaid Expenses and Other Assets ............................... 14 20 18 20 31
Dividends and Interest Receivable ..................................
199 1,514 1,652 65 1,340
Total Assets .......................................................
157,410 1,073,218 745,851 1,067,159 1,408,594
Liabilities
Payable for Portfolio Shares Redeemed .......................... 203 307 278 177 414
Payable for Investment Securities Purchased ................... 42 — 3,322 — —
Variation Margin Payable .............................................. — — — — 10
Payable for Foreign Currency ........................................ 326 — 19 — —
Investment Advisory Fees Payable ................................. 86 431 342 457 255
Compliance Fees Payable ............................................ 3 3 3 3 3
Accrued Expenses ......................................................
33 58 42 45 98
Total Liabilities ................................................... 693 799 4,006 682 780
Net Assets ......................................................... $ 156,717 $ 1,072,419 $ 741,845 $ 1,066,477 $ 1,407,814
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 132,796 $ 836,999 $ 462,810 $ 787,245 $ 893,677
Total Distributable Earnings (Loss) ..................................
23,921 235,420 279,035 279,232 514,137
Net Assets for Shares Outstanding (10) (11) ..................... $ 156,717 $ 1,072,419 $ 741,845 $ 1,066,477 $ 1,407,814
Net Asset Value, Offering and Redemption Price per Share . $ 0 .87 $ 1 .56 $ 1 .85 $ 3 .59 $ 2 .35
(1) Unaffiliated Investments, at Cost ................................... $ 141,791 $ 965,850 $ 586,112 $ 959,765 $ 1,015,836
(4) Foreign Currency, at Cost ............................................ — — 140 — —
(10) Shares Outstanding .................................................. 180,307 687,207 400,218 297,458 599,246
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2025 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Mid Cap Value
Portfolio
Small Cap
Growth Stock
Portfolio
Index 600
Stock Portfolio
Small Cap
Value Portfolio
International
Growth
Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 635,573 $ 691,135 $ 469,964 $ 541,355 $ 1,103,375
Cash ........................................................................ 6,575 9,809 1,719 6,673 21,249
Foreign Currency, at Value (4) ....................................... — — — — 49
Collateral with Counterparty .......................................... 995 — 3 — —
Receivable for Portfolio Shares Sold ............................... 1,685 860 434 762 3,124
Receivable for Investment Securities Sold ........................ 2,502 541 1,613 14,988 5,548
Receivable for Foreign Currency .................................... — — — — 7
Prepaid Expenses and Other Assets ............................... 17 18 24 17 20
Dividends and Interest Receivable ..................................
1,606 300 541 550 1,884
Total Assets .......................................................
648,953 702,663 474,298 564,345 1,135,256
Liabilities
Payable for Portfolio Shares Redeemed .......................... 304 166 222 4,061 426
Payable for Investment Securities Purchased ................... 1,200 1,376 1,949 11,474 6,246
Accrued Foreign Capital Gains Tax ................................. — — — — 542
Variation Margin Payable .............................................. — — 1 — —
Payable for Foreign Currency ........................................ 1,169 — — — 5
Investment Advisory Fees Payable ................................. 369 309 87 391 542
Compliance Fees Payable ............................................ 2 3 2 3 3
Accrued Expenses ......................................................
73 57 63 48 93
Total Liabilities ................................................... 3,117 1,911 2,324 15,977 7,857
Net Assets ......................................................... $ 645,836 $ 700,752 $ 471,974 $ 548,368 $ 1,127,399
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 570,579 $ 576,860 $ 380,041 $ 383,915 $ 684,269
Total Distributable Earnings (Loss) ..................................
75,257 123,892 91,933 164,453 443,130
Net Assets for Shares Outstanding (10) (11) ..................... $ 645,836 $ 700,752 $ 471,974 $ 548,368 $ 1,127,399
Net Asset Value, Offering and Redemption Price per Share . $ 1 .57 $ 2 .41 $ 1 .52 $ 1 .97 $ 2 .20
(1) Unaffiliated Investments, at Cost ................................... $ 631,631 $ 615,118 $ 414,323 $ 450,216 $ 778,146
(4) Foreign Currency, at Cost ............................................ — — — — 49
(10) Shares Outstanding .................................................. 411,051 290,704 309,536 278,031 511,529
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2025 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Research
International
Core Portfolio
International
Equity Portfolio
Emerging
Markets Equity
Portfolio
Government
Money Market
Portfolio
Short-Term
Bond Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 955,682 $ 2,185,915 $ 1,153,491 $ 315,951 $ 384,818
Investments in Repurchase Agreements, at Value (3) ......... — — — 198,000 —
Cash ........................................................................ 20,997 26,629 12,812 480 7,528
Foreign Currency, at Value (4) ....................................... 470 743 525 — —
Collateral with Counterparty .......................................... — 3,590 — — —
Receivable for Portfolio Shares Sold ............................... 315 5,708 4,051 2,948 804
Receivable for Investment Securities Sold ........................ 1,687 4,641 11,607 — 27,986
Variation Margin Receivable .......................................... — — — — 23
Receivable for Foreign Currency .................................... 11 1,439 — — —
Prepaid Expenses and Other Assets ............................... 19 25 20 16 15
Dividends and Interest Receivable ..................................
4,094 8,481 3,410 948 3,080
Total Assets .......................................................
983,275 2,237,171 1,185,916 518,343 424,254
Liabilities
Payable for Portfolio Shares Redeemed .......................... 710 623 615 856 264
Payable for Investment Securities Purchased ................... 4,837 1,554 9,473 9,731 31,982
Accrued Foreign Capital Gains Tax ................................. 850 3,335 8,364 — —
Variation Margin Payable .............................................. — — — — 95
Payable for Foreign Currency ........................................ 2 3,446 — — —
Investment Advisory Fees Payable ................................. 546 1,212 805 128 108
Compliance Fees Payable ............................................ 3 4 3 3 2
Accrued Expenses ......................................................
86 150 98 38 81
Total Liabilities ................................................... 7,034 10,324 19,358 10,756 32,532
Net Assets ......................................................... $ 976,241 $ 2,226,847 $ 1,166,558 $ 507,587 $ 391,722
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 673,139 $ 1,738,443 $ 1,026,890 $ 507,588 $ 380,801
Total Distributable Earnings (Loss) ..................................
303,102 488,404 139,668 (1) 10,921
Net Assets for Shares Outstanding (10) (11) ..................... $ 976,241 $ 2,226,847 $ 1,166,558 $ 507,587 $ 391,722
Net Asset Value, Offering and Redemption Price per Share . $ 1 .26 $ 1 .95 $ 1 .08 $ 1 .00 $ 1 .07
(1) Unaffiliated Investments, at Cost ................................... $ 726,920 $ 1,835,644 $ 931,722 $ 315,951 $ 384,007
(3) Investments in Repurchase Agreements, at Cost .............. — — — 198,000 —
(4) Foreign Currency, at Cost ............................................ 469 743 688 — —
(10) Shares Outstanding .................................................. 775,198 1,139,075 1,084,749 507,586 366,521
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 3,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2025 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Select Bond
Portfolio
Long-Term U.S.
Government
Bond Portfolio
Inflation
Protection
Portfolio
High Yield
Bond Portfolio
Multi-Sector
Bond Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 2,806,643 $ 177,165 $ 409,950 $ 669,255 $ 1,362,119
Investments in Repurchase Agreements, at Value (3) ......... — — — — 186,248
Cash ........................................................................ 78,005 2,058 5,375 29,857 7,127
Foreign Currency, at Value (4) ....................................... 1 — — — 1,955
Collateral with Counterparty .......................................... — 1,147 4,761 — 10,212
Receivable for Portfolio Shares Sold ............................... 10,095 16 257 105 4,520
Receivable for Investment Securities Sold ........................ 86,241 6,058 52 404 137,211
Receivable for Financing Transactions ............................ — 147,795 — — —
Variation Margin Receivable .......................................... — 32 24 — 1,088
Outstanding Swap Contracts, at Value (8) ........................ — — 7,147 — 66
Receivable for Foreign Currency .................................... — — — — 3,022
Deferred Expense for Financing Transactions ................... — 33 — — —
Prepaid Expenses and Other Assets ............................... 30 14 18 17 23
Dividends and Interest Receivable ..................................
17,186 1,459 1,903 10,789 16,627
Total Assets .......................................................
2,998,201 335,777 429,487 710,427 1,730,218
Liabilities
Payable for Portfolio Shares Redeemed .......................... 842 39 118 208 644
Payable for Investment Securities Purchased ................... 180,002 18,439 4,100 6,200 384,113
Payable for Financing Transactions ................................ — 193,917 — — —
Variation Margin Payable .............................................. — 226 9 — 538
Outstanding Options Written, at Value (6) ......................... — 11 — — 139
Payable for Reverse Repurchase Agreements .................. — — — — 4,448
Outstanding Swap Contracts, at Value (9) ........................ — — 296 — 150
Payable for Foreign Currency ........................................ — — — — 10,937
Collateral from Counterparty .......................................... 340 636 9,731 — 2,063
Investment Advisory Fees Payable ................................. 694 49 138 250 739
Compliance Fees Payable ............................................ 4 2 2 3 3
Accrued Expenses ......................................................
119 39 73 93 151
Total Liabilities ................................................... 182,001 213,358 14,467 6,754 403,925
Net Assets ......................................................... $ 2,816,200 $ 122,419 $ 415,020 $ 703,673 $ 1,326,293
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 3,138,495 $ 191,174 $ 438,148 $ 701,732 $ 1,378,961
Total Distributable Earnings (Loss) ..................................
(322,295) (68,755) (23,128) 1,941 (52,668)
Net Assets for Shares Outstanding (10) (11) ..................... $ 2,816,200 $ 122,419 $ 415,020 $ 703,673 $ 1,326,293
Net Asset Value, Offering and Redemption Price per Share . $ 1 .13 $ 0 .62 $ 1 .07 $ 0 .70 $ 1 .03
(1) Unaffiliated Investments, at Cost ................................... $ 2,830,824 $ 196,600 $ 441,125 $ 680,404 $ 1,398,368
(3) Investments in Repurchase Agreements, at Cost .............. — — — — 186,043
(4) Foreign Currency, at Cost ............................................ 1 — — — 1,880
(6) Premiums Received on Options Written .......................... — 16 — — 167
(8) Premiums Paid on Swap Contracts ................................ — 168 7 — 12,046
(9) Premiums Received from Swap Contracts ...................... — 7 1 — 3,001
(10) Shares Outstanding .................................................. 2,501,271 196,936 388,469 1,004,406 1,286,788
(11) Shares Authorized, $.01 Par Value ............................... 6,000,000 2,000,000 2,000,000 3,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2025 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Active/Passive
All Equity
Portfolio
Active/Passive
Aggressive
Portfolio
Asset
Allocation
Portfolio
Balanced
Portfolio
Active/Passive
Conservative
Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 11,909 $ 11,597 $ 116,887 $ 777,244 $ 12,001
Affiliated Investments, at Value (2) .................................. 12,570 12,888 161,079 1,129,918 12,494
Cash ........................................................................ 25,003 25,003 4,912 25,255 25,003
Receivable for Portfolio Shares Sold ............................... — — 22 60 —
Receivable for Investment Securities Sold ........................ — — 13,314 78,092 —
Due from Investment Advisor ........................................ 1 1 — — 1
Prepaid Expenses and Other Assets ............................... — — 15 25 —
Total Assets .......................................................
49,483 49,489 296,229 2,010,594 49,499
Liabilities
Payable for Portfolio Shares Redeemed .......................... — — 612 923 —
Payable for Investment Securities Purchased ................... 24,479 24,485 13,540 73,797 24,495
Collateral from Counterparty .......................................... — — 278 818 —
Investment Advisory Fees Payable ................................. — — 24 162 —
Compliance Fees Payable ............................................ — — 2 3 —
Accrued Expenses ......................................................
1 1 33 49 1
Total Liabilities ................................................... 24,480 24,486 14,489 75,752 24,496
Net Assets ......................................................... $ 25,003 $ 25,003 $ 281,740 $ 1,934,842 $ 25,003
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 25,000 $ 25,000 $ 240,808 $ 1,753,031 $ 25,000
Total Distributable Earnings (Loss) ..................................
3 3 40,932 181,811 3
Net Assets for Shares Outstanding (10) (11) ..................... $ 25,003 $ 25,003 $ 281,740 $ 1,934,842 $ 25,003
Net Asset Value, Offering and Redemption Price per Share . $ 1 .00 $ 1 .00 $ 1 .19 $ 1 .40 $ 1 .00
(1) Unaffiliated Investments, at Cost ................................... $ 11,909 $ 11,597 $ 101,677 $ 715,412 $ 12,001
(2) Affiliated Investments, at Cost ....................................... 12,570 12,888 155,609 1,136,385 12,494
(10) Shares Outstanding .................................................. 25,000 25,000 236,024 1,381,452 25,000
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 4,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2025 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Growth Stock
Portfolio
Focused
Appreciation
Portfolio
Large Cap
Core Stock
Portfolio
Large Cap
Blend Portfolio
Index 500
Stock Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 178 $ 270 $ 80 $ 29 $ 1,244
Unaffiliated Dividends (1) ........................................
3,174 4,150 4,026 923 42,872
Total Income ..................................................
3,352 4,420 4,106 952 44,116
Expenses
Investment Advisory Fees ....................................... 2,672 5,083 1,536 613 6,397
Custodian Fees ....................................................... 2 8 18 3 6
Shareholder Reporting Fees ................................... 12 15 9 6 36
Audit Fees ............................................................... 16 15 17 14 19
Valuation Services ................................................... — — — — 1
Compliance Fees .................................................... 7 7 6 5 14
Directors Fees ......................................................... 28 29 25 22 59
Professional Fees .................................................... 8 8 8 6 15
Trade Name Fees .................................................... — — — — 58
Other Expenses .......................................................
9 9 6 2 39
Total Expenses ..............................................
2,754 5,174 1,625 671 6,644
Less Waived Fees:
Paid by Affiliate ................................................
(31) (867) (35) (96) (441)
Net Expenses .................................................
2,723 4,307 1,590 575 6,203
Net Investment Income (Loss) ................................ 629 113 2,516 377 37,913
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 62,203 45,907 45,324 5,400 67,055
Futures Contracts .................................................... — — — — (397)
Net Realized Gain (Loss) on Investments ...
62,203 45,907 45,324 5,400 66,658
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 36,901 61,030 (6,970) 2,075 287,202
Futures Contracts .................................................... — — — — 3,740
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 36,901 61,030 (6,970) 2,075 290,942
Net Gain (Loss) on Investments ..................................
99,104 106,937 38,354 7,475 357,600
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 99,733 $ 107,050 $ 40,870 $ 7,852 $ 395,513
(1) Net of Foreign Witholding Tax ................................ $ 19 $ 210 $ 26 $ 22 $ 10

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2025 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Large
Company
Value Portfolio
Domestic
Equity
Portfolio
Equity Income
Portfolio
Mid Cap
Growth Stock
Portfolio
Index 400
Stock Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 68 $ 282 $ 133 $ 226 $ 280
Unaffiliated Dividends (1) ........................................
2,127 11,984 9,663 2,619 10,867
Total Income ..................................................
2,195 12,266 9,796 2,845 11,147
Expenses
Investment Advisory Fees ....................................... 547 2,685 2,286 2,587 1,686
Custodian Fees ....................................................... 10 1 5 5 9
Shareholder Reporting Fees ................................... 7 23 14 14 28
Audit Fees ............................................................... 16 15 15 16 17
Valuation Services ................................................... 2 — 1 — 1
Compliance Fees .................................................... 5 6 6 6 7
Directors Fees ......................................................... 22 27 25 27 29
Professional Fees .................................................... 7 8 8 8 9
Trade Name Fees .................................................... — — — — 66
Other Expenses .......................................................
5 8 6 7 12
Total Expenses ..............................................
621 2,773 2,366 2,670 1,864
Less Waived Fees:
Paid by Affiliate ................................................
(39) (191) (302) (1) (213)
Net Expenses .................................................
582 2,582 2,064 2,669 1,651
Net Investment Income (Loss) ................................ 1,613 9,684 7,732 176 9,496
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 759 23,062 44,145 8,678 23,418
Futures Contracts .................................................... — — — — (303)
Foreign Currency Transactions ............................... (831) — 33 — —
Net Realized Gain (Loss) on Investments ...
(72) 23,062 44,178 8,678 23,115
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 4,487 (13,968) (8,652) 57,117 (31,174)
Futures Contracts .................................................... — — — — 920
Foreign Currency Transactions ............................... (469) — 23 — —
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 4,018 (13,968) (8,629) 57,117 (30,254)
Net Gain (Loss) on Investments ..................................
3,946 9,094 35,549 65,795 (7,139)
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 5,559 $ 18,778 $ 43,281 $ 65,971 $ 2,357
(1) Net of Foreign Witholding Tax ................................ $ 27 $ — $ 359 $ — $ 8

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2025 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Mid Cap Value
Portfolio
Small Cap
Growth Stock
Portfolio
Index 600
Stock Portfolio
Small Cap
Value Portfolio
International
Growth
Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 221 $ 120 $ 60 $ 264 $ 534
Unaffiliated Dividends (1) ........................................
9,152 1,788 3,973 4,721 11,310
Total Income ..................................................
9,373 1,908 4,033 4,985 11,844
Expenses
Investment Advisory Fees ....................................... 2,669 1,798 501 2,311 3,128
Custodian Fees ....................................................... 14 3 9 3 54
Shareholder Reporting Fees ................................... 26 23 18 17 29
Audit Fees ............................................................... 17 15 17 14 18
Valuation Services ................................................... 3 — 2 — 9
Compliance Fees .................................................... 6 6 5 6 6
Directors Fees ......................................................... 24 25 23 24 27
Professional Fees .................................................... 8 8 7 8 19
Trade Name Fees .................................................... — — 21 — —
Other Expenses .......................................................
8 6 7 5 8
Total Expenses ..............................................
2,775 1,884 610 2,388 3,298
Less Waived Fees:
Paid by Affiliate ................................................
(527) — — (12) (4)
Net Expenses .................................................
2,248 1,884 610 2,376 3,294
Net Investment Income (Loss) ................................ 7,125 24 3,423 2,609 8,550
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 14,339 11,486 3,254 13,614 61,757
Futures Contracts .................................................... — — (130) — —
Foreign Currency Transactions ............................... (3,441) — — — 19
Net Realized Gain (Loss) on Investments ...
10,898 11,486 3,124 13,614 61,776
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 957 (44,610) (27,466) (29,260) 69,095
Futures Contracts .................................................... — — 119 — —
Foreign Currency Transactions ............................... (1,747) — — — 197
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. (790) (44,610) (27,347) (29,260) 69,292
Net Gain (Loss) on Investments ..................................
10,108 (33,124) (24,223) (15,646) 131,068
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 17,233 $ (33,100) $ (20,800) $ (13,037) $ 139,618
(1) Net of Foreign Witholding Tax ................................ $ 135 $ — $ 3 $ 13 $ (339)

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2025 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Research
International
Core Portfolio
International
Equity
Portfolio
Emerging
Markets Equity
Portfolio
Government
Money Market
Portfolio
Short-Term
Bond Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 354 $ 906 $ 332 $ 11,063 $ 9,079
Unaffiliated Dividends (1) ........................................
16,852 45,995 17,590 — —
Total Income ..................................................
17,206 46,901 17,922 11,063 9,079
Expenses
Investment Advisory Fees ....................................... 3,405 6,650 5,451 757 629
Custodian Fees ....................................................... 47 104 193 10 9
Shareholder Reporting Fees ................................... 26 38 30 7 14
Audit Fees ............................................................... 17 18 18 16 20
Valuation Services ................................................... 16 10 9 5 63
Compliance Fees .................................................... 6 8 6 5 6
Directors Fees ......................................................... 26 31 27 24 23
Professional Fees .................................................... 19 30 46 6 7
Other Expenses .......................................................
6 15 7 3 7
Total Expenses ..............................................
3,568 6,904 5,787 833 778
Less Waived Fees:
Paid by Affiliate ................................................
(363) (7) (954) — —
Net Expenses .................................................
3,205 6,897 4,833 833 778
Net Investment Income (Loss) ................................ 14,001 40,004 13,089 10,230 8,301
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 35,544 35,523 11,701 1 (377)
Futures Contracts .................................................... — — — — 466
Swap Contracts ....................................................... — — — — 32
Foreign Currency Transactions ............................... 177 4,065 (370) — —
Net Realized Gain (Loss) on Investments ...
35,721 39,588 11,331 1 121
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 91,138 346,024 103,564 — 3,875
Futures Contracts .................................................... — — — — (608)
Foreign Currency Transactions ............................... 458 (6,838) 151 — —
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 91,596 339,186 103,715 — 3,267
Net Gain (Loss) on Investments ..................................
127,317 378,774 115,046 1 3,388
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 141,318 $ 418,778 $ 128,135 $ 10,231 $ 11,689
(1) Net of Foreign Witholding Tax ................................ $ (121) $ 635 $ 788 $ — $ —

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2025 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Select Bond
Portfolio
Long-
Term U.S.
Government
Bond Portfolio
Inflation
Protection
Portfolio
High Yield
Bond Portfolio
Multi-Sector
Bond Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 65,825 $ 3,422 $ 9,083 $ 22,006 $ 38,779
Total Income ..................................................
65,825 3,422 9,083 22,006 38,779
Expenses
Investment Advisory Fees ....................................... 4,159 321 1,086 1,450 5,000
Custodian Fees ....................................................... 20 6 12 1 119
Shareholder Reporting Fees ................................... 30 9 23 28 25
Audit Fees ............................................................... 23 22 22 22 28
Valuation Services ................................................... 73 10 17 46 77
Compliance Fees .................................................... 9 5 5 6 7
Directors Fees ......................................................... 37 22 23 24 28
Professional Fees .................................................... 10 8 7 7 10
Interest Expense ..................................................... — 1,052 — — 143
Other Expenses .......................................................
21 6 16 6 41
Total Expenses ..............................................
4,382 1,461 1,211 1,590 5,478
Less Waived Fees:
Paid by Affiliate ................................................
(79) (29) (278) — (692)
Net Expenses .................................................
4,303 1,432 933 1,590 4,786
Net Investment Income (Loss) ................................ 61,522 1,990 8,150 20,416 33,993
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... (13,597) (107) (2,367) (4,569) 2,038
Futures Contracts .................................................... — 576 263 — 232
Options Written ........................................................ — 41 — — 364
Swap Contracts ....................................................... — (103) 554 — 5,296
Foreign Currency Transactions ............................... — — 2 — (14,115)
Reverse Repurchase Agreements .......................... — — — — (79)
Net Realized Gain (Loss) on Investments ...
(13,597) 407 (1,548) (4,569) (6,264)
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 66,880 2,824 10,158 16,761 42,325
Futures Contracts .................................................... — (1,256) — — 3,380
Options Written ........................................................ — 5 — — 59
Swap Contracts ....................................................... — 217 694 — (2,951)
Foreign Currency Transactions ............................... — — — — (11,816)
Reverse Repurchase Agreements .......................... — — — — (23)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 66,880 1,790 10,852 16,761 30,974
Net Gain (Loss) on Investments ..................................
53,283 2,197 9,304 12,192 24,710
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 114,805 $ 4,187 $ 17,454 $ 32,608 $ 58,703
(1) Net of Foreign Witholding Tax ................................ $ — $ — $ — $ — $ 4

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2025 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Active/Passive
All Equity
Portfolio
***
Active/Passive
Aggressive
Portfolio
***
Asset
Allocation
Portfolio
Balanced
Portfolio
Active/Passive
Conservative
Portfolio
***
Investment Income
Income
Interest (1) ............................................................... $ 3 $ 3 $ 204 $ 1,204 $ 3
Unaffiliated Dividends (1) ........................................
— — 1,235 9,279 —
Total Income ..................................................
3 3 1,439 10,483 3
Expenses
Investment Advisory Fees ....................................... — — 540 2,352 —
Custodian Fees ....................................................... — — 2 2 —
Shareholder Reporting Fees ................................... — — 7 12 —
Audit Fees ............................................................... — — 18 19 —
Valuation Services ................................................... — — 2 2 —
Compliance Fees .................................................... — — 5 8 —
Directors Fees ......................................................... — — 22 32 —
Professional Fees .................................................... — — 7 9 —
Other Expenses .......................................................
1 1 6 15 1
Total Expenses ..............................................
1 1 609 2,451 1
Less Waived Fees:
Paid by Affiliate ................................................
(1) (1) (405) (1,409) (1)
Net Expenses .................................................
— — 204 1,042 —
Net Investment Income (Loss) ................................ 3 3 1,235 9,441 3
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... — — 3,013 15,851 —
Affiliated Investment Securities ............................... — — 1,990 2,867 —
Swap Contracts ....................................................... — — 222 1,242 —
Net Realized Gain (Loss) on Investments ...
— — 5,225 19,960 —
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... — — 1,884 8,276 —
Affiliated Investment Securities ............................... — — 8,999 66,350 —
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. — — 10,883 74,626 —
Net Gain (Loss) on Investments ..................................
— — 16,108 94,586 —
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 3 $ 3 $ 17,343 $ 104,027 $ 3
***
Portfolio commenced operations on June 30, 2025.

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Growth Stock Portfolio Focused Appreciation Portfolio Large Cap Core Stock Portfolio
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 629 $ 1,227 $ 113 $ (258) $ 2,516 $ 4,680
Net Realized Gain (Loss) on Investments 62,203 59,334 45,907 197,096 45,324 113,077
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 36,901 330,399 61,030 211,585 (6,970) 26,077
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
99,733 390,960 107,050 408,423 40,870 143,834
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (1,260) — (121,060) — (39,889)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (1,260) — (121,060) — (39,889)
Capital Transactions:
Shares Sold ............................................ 15,002 36,144 40,860 58,822 9,185 16,011
Reinvestment of Distributions Paid .......... — 1,260 — 121,060 — 39,889
Shares Redeemed .................................. (74,314) (124,683) (116,016) (252,551) (32,877) (71,947)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(59,312) (87,279) (75,156) (72,669) (23,692) (16,047)
Total Increase (Decrease) in Net Assets ..... 40,421 302,421 31,894 214,694 17,178 87,898
Net Assets
Beginning of Period ................................... 1,369,524 1,067,103 1,493,813 1,279,119 756,794 668,896
End of Period .............................................
$ 1,409,945 $ 1,369,524 $ 1,525,707 $ 1,493,813 $ 773,972 $ 756,794
Portfolio Share Transactions:
Shares Sold ............................................ 3,651 9,739 8,960 13,500 4,899 8,740
Reinvestment of Distributions Paid ......... — 339 — 29,723 — 22,435
Shares Redeemed .................................. (18,060) (33,730) (24,825) (58,101) (17,426) (39,096)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(14,409) (23,652) (15,865) (14,878) (12,527) (7,921)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Large Cap Blend Portfolio Index 500 Stock Portfolio Large Company Value Portfolio
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 377 $ 859 $ 37,913 $ 73,199 $ 1,613 $ 3,103
Net Realized Gain (Loss) on Investments 5,400 20,096 66,658 239,043 (72) 9,276
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 2,075 16,572 290,942 1,024,524 4,018 3,233
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
7,852 37,527 395,513 1,336,766 5,559 15,612
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (39,875) — (178,920) — (8,865)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (39,875) — (178,920) — (8,865)
Capital Transactions:
Shares Sold ............................................ 9,494 10,917 236,875 370,667 12,396 12,807
Reinvestment of Distributions Paid .......... — 39,875 — 178,920 — 8,865
Shares Redeemed .................................. (16,860) (64,223) (323,043) (629,741) (17,171) (24,484)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(7,366) (13,431) (86,168) (80,154) (4,775) (2,812)
Total Increase (Decrease) in Net Assets ..... 486 (15,779) 309,345 1,077,692 784 3,935
Net Assets
Beginning of Period ................................... 171,954 187,733 6,562,773 5,485,081 155,933 151,998
End of Period .............................................
$ 172,440 $ 171,954 $ 6,872,118 $ 6,562,773 $ 156,717 $ 155,933
Portfolio Share Transactions:
Shares Sold ............................................ 8,509 8,476 25,190 41,738 14,555 15,120
Reinvestment of Distributions Paid ......... — 37,832 — 20,122 — 10,592
Shares Redeemed .................................. (15,087) (50,866) (34,083) (70,563) (20,377) (29,067)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(6,578) (4,558) (8,893) (8,703) (5,822) (3,355)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Domestic Equity Portfolio Equity Income Portfolio Mid Cap Growth Stock Portfolio
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 9,684 $ 20,649 $ 7,732 $ 13,983 $ 176 $ (946)
Net Realized Gain (Loss) on Investments 23,062 97,521 44,178 69,601 8,678 214,253
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. (13,968) (44,310) (8,629) (1,307) 57,117 (130,060)
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
18,778 73,860 43,281 82,277 65,971 83,247
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (102,181) — (41,793) — (944)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (102,181) — (41,793) — (944)
Capital Transactions:
Shares Sold ............................................ 57,371 74,737 18,350 23,076 16,507 20,337
Reinvestment of Distributions Paid .......... — 102,181 — 41,793 — 944
Shares Redeemed .................................. (58,226) (151,167) (42,479) (100,151) (43,873) (157,686)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(855) 25,751 (24,129) (35,282) (27,366) (136,405)
Total Increase (Decrease) in Net Assets ..... 17,923 (2,570) 19,152 5,202 38,605 (54,102)
Net Assets
Beginning of Period ................................... 1,054,496 1,057,066 722,693 717,491 1,027,872 1,081,974
End of Period .............................................
$ 1,072,419 $ 1,054,496 $ 741,845 $ 722,693 $ 1,066,477 $ 1,027,872
Portfolio Share Transactions:
Shares Sold ............................................ 37,835 45,856 10,319 12,970 4,995 6,292
Reinvestment of Distributions Paid ......... — 65,459 — 24,005 — 305
Shares Redeemed .................................. (38,205) (92,472) (23,825) (56,673) (13,250) (48,768)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(370) 18,843 (13,506) (19,698) (8,255) (42,171)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Index 400 Stock Portfolio Mid Cap Value Portfolio
Small Cap Growth Stock
Portfolio
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 9,496 $ 17,271 $ 7,125 $ 13,353 $ 24 $ (425)
Net Realized Gain (Loss) on Investments 23,115 92,039 10,898 43,200 11,486 81,667
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. (30,254) 64,764 (790) (1,602) (44,610) 7,416
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
2,357 174,074 17,233 54,951 (33,100) 88,658
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (62,287) — (32,615) — (2,597)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (62,287) — (32,615) — (2,597)
Capital Transactions:
Shares Sold ............................................ 64,460 86,044 29,208 45,944 29,160 32,142
Reinvestment of Distributions Paid .......... — 62,287 — 32,615 — 2,597
Shares Redeemed .................................. (61,518) (148,417) (33,040) (134,003) (28,339) (74,438)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
2,942 (86) (3,832) (55,444) 821 (39,699)
Total Increase (Decrease) in Net Assets ..... 5,299 111,701 13,401 (33,108) (32,279) 46,362
Net Assets
Beginning of Period ................................... 1,402,515 1,290,814 632,435 665,543 733,031 686,669
End of Period .............................................
$ 1,407,814 $ 1,402,515 $ 645,836 $ 632,435 $ 700,752 $ 733,031
Portfolio Share Transactions:
Shares Sold ............................................ 28,666 37,246 18,949 30,048 12,683 13,322
Reinvestment of Distributions Paid ......... — 28,210 — 21,303 — 1,088
Shares Redeemed .................................. (26,906) (63,889) (21,423) (87,425) (12,003) (30,757)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
1,760 1,567 (2,474) (36,074) 680 (16,347)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Index 600 Stock Portfolio Small Cap Value Portfolio International Growth Portfolio
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 3,423 $ 5,911 $ 2,609 $ 4,167 $ 8,550 $ 8,509
Net Realized Gain (Loss) on Investments 3,124 24,801 13,614 54,616 61,776 41,732
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. (27,347) 7,126 (29,260) (2,103) 69,292 3,805
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
(20,800) 37,838 (13,037) 56,680 139,618 54,046
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (15,464) — (24,321) — (35,524)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (15,464) — (24,321) — (35,524)
Capital Transactions:
Shares Sold ............................................ 41,207 56,623 12,599 16,076 42,302 85,236
Reinvestment of Distributions Paid .......... — 15,464 — 24,321 — 35,524
Shares Redeemed .................................. (24,793) (55,647) (29,873) (69,926) (98,681) (113,994)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
16,414 16,440 (17,274) (29,529) (56,379) 6,766
Total Increase (Decrease) in Net Assets ..... (4,386) 38,814 (30,311) 2,830 83,239 25,288
Net Assets
Beginning of Period ................................... 476,360 437,546 578,679 575,849 1,044,160 1,018,872
End of Period .............................................
$ 471,974 $ 476,360 $ 548,368 $ 578,679 $ 1,127,399 $ 1,044,160
Portfolio Share Transactions:
Shares Sold ............................................ 27,828 36,537 6,593 8,218 20,660 42,339
Reinvestment of Distributions Paid ......... — 10,289 — 12,714 — 17,978
Shares Redeemed .................................. (16,435) (35,426) (15,266) (35,584) (47,777) (56,663)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
11,393 11,400 (8,673) (14,652) (27,117) 3,654

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Research International Core
Portfolio International Equity Portfolio
Emerging Markets Equity
Portfolio
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 14,001 $ 15,424 $ 40,004 $ 48,765 $ 13,089 $ 16,983
Net Realized Gain (Loss) on Investments 35,721 14,189 39,588 43,489 11,331 (54,864)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 91,596 (2,933) 339,186 (17,384) 103,715 79,621
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
141,318 26,680 418,778 74,870 128,135 41,740
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (20,820) — (55,095) — (15,666)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (20,820) — (55,095) — (15,666)
Capital Transactions:
Shares Sold ............................................ 45,477 101,845 71,643 113,139 59,528 194,607
Reinvestment of Distributions Paid .......... — 20,820 — 55,095 — 15,666
Shares Redeemed .................................. (68,858) (98,872) (140,924) (187,934) (65,256) (114,013)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(23,381) 23,793 (69,281) (19,700) (5,728) 96,260
Total Increase (Decrease) in Net Assets ..... 117,937 29,653 349,497 75 122,407 122,334
Net Assets
Beginning of Period ................................... 858,304 828,651 1,877,350 1,877,275 1,044,151 921,817
End of Period .............................................
$ 976,241 $ 858,304 $ 2,226,847 $ 1,877,350 $ 1,166,558 $ 1,044,151
Portfolio Share Transactions:
Shares Sold ............................................ 39,840 91,129 40,825 69,402 60,532 204,668
Reinvestment of Distributions Paid ......... — 18,327 — 33,533 — 16,473
Shares Redeemed .................................. (59,234) (88,181) (79,638) (114,100) (65,678) (117,419)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(19,394) 21,275 (38,813) (11,165) (5,146) 103,722

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Government Money Market
Portfolio Short-Term Bond Portfolio Select Bond Portfolio
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 10,230 $ 25,269 $ 8,301 $ 15,995 $ 61,522 $ 124,240
Net Realized Gain (Loss) on Investments 1 24 121 (1,207) (13,597) (38,407)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. — — 3,267 4,318 66,880 (34,601)
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
10,231 25,293 11,689 19,106 114,805 51,232
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(10,232) (25,295) — (13,119) — (110,410)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(10,232) (25,295) — (13,119) — (110,410)
Capital Transactions:
Shares Sold ............................................ 157,863 294,741 22,020 49,924 92,655 239,410
Reinvestment of Distributions Paid .......... 10,232 25,295 — 13,119 — 110,410
Shares Redeemed .................................. (165,239) (341,686) (32,240) (64,009) (195,696) (389,903)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
2,856 (21,650) (10,220) (966) (103,041) (40,083)
Total Increase (Decrease) in Net Assets ..... 2,855 (21,652) 1,469 5,021 11,764 (99,261)
Net Assets
Beginning of Period ................................... 504,732 526,384 390,253 385,232 2,804,436 2,903,697
End of Period .............................................
$ 507,587 $ 504,732 $ 391,722 $ 390,253 $ 2,816,200 $ 2,804,436
Portfolio Share Transactions:
Shares Sold ............................................ 157,863 294,741 20,927 48,118 84,057 218,470
Reinvestment of Distributions Paid ......... 10,232 25,295 — 12,688 — 98,757
Shares Redeemed .................................. (165,239) (341,686) (30,643) (61,920) (177,377) (353,090)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
2,856 (21,650) (9,716) (1,114) (93,320) (35,863)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Long-Term U.S. Government
Bond Portfolio Inflation Protection Portfolio High Yield Bond Portfolio
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 1,990 $ 3,277 $ 8,150 $ 13,310 $ 20,416 $ 41,678
Net Realized Gain (Loss) on Investments 407 (10,535) (1,548) (1,614) (4,569) (20,262)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 1,790 382 10,852 (3,451) 16,761 21,310
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
4,187 (6,876) 17,454 8,245 32,608 42,726
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (3,761) — (12,928) — (43,835)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (3,761) — (12,928) — (43,835)
Capital Transactions:
Shares Sold ............................................ 20,877 17,448 19,563 40,431 19,965 55,105
Reinvestment of Distributions Paid .......... — 3,761 — 12,928 — 43,835
Shares Redeemed .................................. (17,103) (17,163) (30,495) (57,467) (44,677) (146,398)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
3,774 4,046 (10,932) (4,108) (24,712) (47,458)
Total Increase (Decrease) in Net Assets ..... 7,961 (6,591) 6,522 (8,791) 7,896 (48,567)
Net Assets
Beginning of Period ................................... 114,458 121,049 408,498 417,289 695,777 744,344
End of Period .............................................
$ 122,419 $ 114,458 $ 415,020 $ 408,498 $ 703,673 $ 695,777
Portfolio Share Transactions:
Shares Sold ............................................ 33,629 27,836 18,623 38,978 29,368 81,518
Reinvestment of Distributions Paid ......... — 5,630 — 12,312 — 66,215
Shares Redeemed .................................. (27,835) (27,106) (29,096) (55,260) (65,952) (217,799)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
5,794 6,360 (10,473) (3,970) (36,584) (70,066)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Multi-Sector Bond Portfolio
Active/Passive
All Equity
Portfolio
Active/Passive
Aggressive
Portfolio Asset Allocation Portfolio
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the
Period Ended
June 30, 2025
(unaudited)
***
For the
Period Ended
June 30, 2025
(unaudited)
***
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 33,993 $ 64,752 $ 3 $ 3 $ 1,235 $ 6,361
Net Realized Gain (Loss) on Investments (6,264) (14,918) — — 5,225 8,187
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 30,974 29,774 — — 10,883 11,103
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
58,703 79,608 3 3 17,343 25,651
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (65,277) — — — (13,706)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (65,277) — — — (13,706)
Capital Transactions:
Shares Sold ............................................ 46,959 164,823 25,000 25,000 9,052 20,061
Reinvestment of Distributions Paid .......... — 65,277 — — — 13,706
Shares Redeemed .................................. (84,381) (139,098) — — (17,428) (46,762)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(37,422) 91,002 25,000 25,000 (8,376) (12,995)
Total Increase (Decrease) in Net Assets ..... 21,281 105,333 25,003 25,003 8,967 (1,050)
Net Assets
Beginning of Period ................................... 1,305,012 1,199,679 — — 272,773 273,823
End of Period .............................................
$ 1,326,293 $ 1,305,012 $ 25,003 $ 25,003 $ 281,740 $ 272,773
Portfolio Share Transactions:
Shares Sold ............................................ 46,721 167,730 25,000 25,000 7,998 17,810
Reinvestment of Distributions Paid ......... — 66,406 — — — 12,337
Shares Redeemed .................................. (84,327) (140,929) — — (15,274) (41,490)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(37,606) 93,207 25,000 25,000 (7,276) (11,343)
***
Portfolio commenced operations on June 30, 2025.

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Balanced Portfolio
Active/Passive
Conservative
Portfolio
For the Six
Months
Ended June
30, 2025
(unaudited)
For the
Year Ended
December 31,
2024
For the
Period Ended
June 30, 2025
(unaudited)
***
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 9,441 $ 53,646 $ 3
Net Realized Gain (Loss) on Investments 19,960 48,561 —
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 74,626 39,057 —
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
104,027 141,264 3
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (81,180) —
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (81,180) —
Capital Transactions:
Shares Sold ............................................ 41,917 63,347 25,000
Reinvestment of Distributions Paid .......... — 81,180 —
Shares Redeemed .................................. (126,922) (251,233) —
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(85,005) (106,706) 25,000
Total Increase (Decrease) in Net Assets ..... 19,022 (46,622) 25,003
Net Assets
Beginning of Period ................................... 1,915,820 1,962,442 —
End of Period .............................................
$ 1,934,842 $ 1,915,820 $ 25,003
Portfolio Share Transactions:
Shares Sold ............................................ 31,231 47,687 25,000
Reinvestment of Distributions Paid ......... — 60,854 —
Shares Redeemed .................................. (94,400) (188,775) —
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(63,169) (80,234) 25,000
***
Portfolio commenced operations on June 30, 2025.

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2025 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows
Cash and Restricted Cash is the sum of Cash and Collateral with Counterparty from the Statement of Assets and Liabilities.
Supplemental disclosure of cash flow information:
Interest paid was $1,074 for the period ended June 30, 2025.
Long-Term U.S.
Government Bond Portfolio
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations ..................... $ 4,187
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from
Operations to Net Cash from Operating Activities
Purchase of Investment Securities ................................................................. (121,362)
Proceeds from Disposition of Investment Securities ....................................... 74,961
(Purchase) or Sale of Short-Term Investment Securities, Net…………………. 39,901
Proceeds from (Payments for) Closed Futures Contracts and Cleared Swaps (319)
Cash Paid for Terminated Options Written ........................................................ (1)
Premiums Received on Options Written ........................................................... 58
Amortization (Accretion) of Premium/Discount, net ......................................... (461)
(Increase) Decrease in:
Prepaid Expenses and Other Assets ........................................................... (12)
Dividends and Interest Receivable .............................................................. (164)
Increase (Decrease) in:
Collateral from Counterparty .......................................................................... 636
Payable for Investment Advisory Fees .......................................................... (3)
Accrued Expenses ......................................................................................... (15)
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities ................................................................................. (2,824)
Futures Contracts ....................................................................................... 1,256
Options Written .............................................................................................. (5)
Swap Contracts .......................................................................................... (217)
Net Realized (Gain) Loss from:
Investment Securities ................................................................................. 107
Futures Contracts ....................................................................................... (576)
Options Written .............................................................................................. (41)
Paydowns .................................................................................................. 1
Swap Contracts .......................................................................................... 103
Total Adjustments .......................................................................................... (8,977)
Net Cash (Used in) Provided by Operating Activities ......................................... (4,790)
Cash Flows from Financing Activities
Cash Received from Financing Transactions ..................................................... 1,568,028
Cash (Used for) Financing Transactions ............................................................ (1,565,147)
Proceeds from Portfolio Shares Sold ................................................................. 20,910
Payment on Portfolio Shares Redeemed ........................................................... (17,065)
Net Cash (Used in) Provided by Financing Activities .......................................... 6,726
Net Increase (Decrease) in Cash and Cash Equivalents ....................................... 1,936
Cash and Restricted Cash, Beginning of Period ................................................... 1,269
Cash and Restricted Cash, End of Period ............................................................ $ 3,205

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Growth Stock Portfolio
2025
@
 . . . $ 4.21 $ 0.00
‡
$ 0.32 $ 0.32 $ — $ — $ — $ 4.53 7.72% $ 1,409,945 0.42%
+
0.42%
+
0.10%
+
5%
2024 . . . . 3.06 0.00
‡
1.15 1.15 (0.00)
‡
— (0.00)
‡
4.21 37.82 1,369,524 0.42 0.42 0.10 7
2023 . . . . 2.04 0.00
‡
1.02 1.02 (0.00)
‡
— (0.00)
‡
3.06 49.69 1,067,103 0.43 0.43 0.14 9
2022 . . . . 4.04 0.00
‡
(1.50) (1.50) — (0.50) (0.50) 2.04 (38.70) 750,703 0.43 0.43 0.04 14
2021 . . . . 3.60 (0.00)
‡
0.61 0.61 (0.00)
‡
(0.17) (0.17) 4.04 16.67 1,389,899 0.42 0.42 (0.10) 36
2020 . . . . 3.18 0.00
‡
1.04 1.04 (0.02) (0.60) (0.62) 3.60 34.97 1,286,403 0.43 0.42 0.00 24
Focused Appreciation Portfolio
2025
@
 . . . $ 4.73 $ 0.00
‡
$ 0.35 $ 0.35 $ — $ — $ — $ 5.08 7.53% $ 1,525,707 0.73%
+
0.61%
+
0.02%
+
1%
2024 . . . . 3.87 (0.00)
‡
1.26 1.26 — (0.40) (0.40) 4.73 34.43 1,493,813 0.74 0.61 (0.02) 9
2023 . . . . 2.72 (0.00)
‡
1.38 1.38 — (0.23) (0.23) 3.87 50.99 1,279,119 0.74 0.62 (0.10) 7
2022 . . . . 4.32 (0.00)
‡
(1.19) (1.19) (0.00)
‡
(0.41) (0.41) 2.72 (27.83) 963,929 0.74 0.62 (0.03) 18
2021 . . . . 4.02 (0.00)
‡
0.76 0.76 (0.01) (0.45) (0.46) 4.32 18.90 1,327,361 0.74 0.62 (0.01) 11
2020 . . . . 3.17 0.01 1.02 1.03 (0.02) (0.16) (0.18) 4.02 32.55 1,186,696 0.75 0.62 0.19 21
Large Cap Core Stock Portfolio
2025
@
 . . . $ 1.91 $ 0.01 $ 0.10 $ 0.11 $ — $ — $ — $ 2.02 5.60% $ 773,972 0.44%
+
0.43%
+
0.69%
+
42%
2024 . . . . 1.66 0.01 0.34 0.35 (0.01) (0.09) (0.10) 1.91 22.16 756,794 0.44 0.43 0.64 74
2023 . . . . 1.44 0.01 0.36 0.37 (0.02) (0.13) (0.15) 1.66 25.78 668,896 0.45 0.44 0.82 63
2022 . . . . 2.21 0.02 (0.43) (0.41) (0.02) (0.34) (0.36) 1.44 (18.88) 566,195 0.44 0.44 0.94 55
2021 . . . . 1.91 0.01 0.47 0.48 (0.02) (0.16) (0.18) 2.21 25.10 842,806 0.44 0.43 0.70 56
2020 . . . . 1.62 0.02 0.34 0.36 (0.02) (0.05) (0.07) 1.91 22.74 719,977 0.45 0.44 0.98 72
Large Cap Blend Portfolio
2025
@
 . . . $ 1.12 $ 0.00
‡
$ 0.05 $ 0.05 $ — $ — $ — $ 1.17 4.73% $ 172,440 0.84%
+
0.72%
+
0.47%
+
19%
2024 . . . . 1.19 0.01 0.25 0.26 (0.01) (0.32) (0.33) 1.12 23.86 171,954 0.84 0.74 0.49 50
2023 . . . . 1.08 0.01 0.21 0.22 (0.01) (0.10) (0.11) 1.19 20.61 187,733 0.82 0.75 0.75 119
2022 . . . . 1.39 0.01 (0.21) (0.20) (0.01) (0.10) (0.11) 1.08 (13.78) 195,927 0.81 0.76 0.78 38
2021 . . . . 1.25 0.01 0.22 0.23 (0.01) (0.08) (0.09) 1.39 18.46 203,126 0.81 0.78 0.68 19
2020 . . . . 1.22 0.01 0.10 0.11 (0.06) (0.02) (0.08) 1.25 10.05 180,564 0.83 0.80 0.77 28
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2025. (Unaudited)
‡
Amount is less than $0.005.
+
Computed on an annualized basis.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Index 500 Stock Portfolio
2025
@
 . . . $ 9.55 $ 0.06 $ 0.52 $ 0.58 $ — $ — $ — $ 10.13 6.09% $ 6,872,118 0.21%
+
0.19%
+
1.18%
+
1%
2024 . . . . 7.88 0.11 1.83 1.94 (0.11) (0.16) (0.27) 9.55 24.75 6,562,773 0.21 0.19 1.19 2
2023 . . . . 6.38 0.11 1.54 1.65 (0.10) (0.05) (0.15) 7.88 26.04 5,485,081 0.21 0.20 1.48 2
2022 . . . . 8.18 0.10 (1.59) (1.49) (0.09) (0.22) (0.31) 6.38 (18.28) 4,465,914 0.21 0.20 1.41 2
2021 . . . . 6.60 0.09 1.77 1.86 (0.09) (0.19) (0.28) 8.18 28.45 5,504,970 0.21 0.19 1.19 3
2020 . . . . 5.79 0.09 0.94 1.03 (0.10) (0.12) (0.22) 6.60 18.18 4,419,729 0.21 0.20 1.63 5
Large Company Value Portfolio
2025
@
 . . . $ 0.84 $ 0.01 $ 0.02 $ 0.03 $ — $ — $ — $ 0.87 3.70% $ 156,717 0.80%
+
0.75%
+
2.07%
+
56%
2024 . . . . 0.80 0.02 0.07 0.09 (0.02) (0.03) (0.05) 0.84 10.69 155,933 0.80 0.75 1.99 40
2023 . . . . 0.92 0.02 0.01 0.03 (0.03) (0.12) (0.15) 0.80 3.80 151,998 0.80 0.75 2.07 36
2022 . . . . 1.19 0.02 (0.03) (0.01) (0.04) (0.22) (0.26) 0.92 (0.34) 152,414 0.78 0.74 1.87 37
2021 . . . . 1.00 0.02 0.19 0.21 (0.01) (0.01) (0.02) 1.19 21.92 227,560 0.76 0.74 1.63 40
2020 . . . . 1.03 0.02 0.00
‡
0.02 (0.02) (0.03) (0.05) 1.00 2.64 211,998 0.78 0.76 2.02 84
Domestic Equity Portfolio
2025
@
 . . . $ 1.53 $ 0.01 $ 0.02 $ 0.03 $ — $ — $ — $ 1.56 1.69% $ 1,072,419 0.54%
+
0.50%
+
1.88%
+
20%
2024 . . . . 1.58 0.03 0.08 0.11 (0.03) (0.13) (0.16) 1.53 7.07 1,054,496 0.54 0.50 1.91 31
2023 . . . . 1.63 0.03 0.02 0.05 (0.03) (0.07) (0.10) 1.58 3.71 1,057,066 0.54 0.50 2.04 23
2022 . . . . 1.93 0.03 (0.10) (0.07) (0.03) (0.20) (0.23) 1.63 (2.99) 1,060,119 0.53 0.50 1.84 12
2021 . . . . 1.64 0.03 0.33 0.36 (0.03) (0.04) (0.07) 1.93 22.71 1,096,677 0.53 0.50 1.77 29
2020 . . . . 1.75 0.03 (0.04) (0.01) (0.03) (0.07) (0.10) 1.64 0.73 946,072 0.55 0.53 2.25 33
Equity Income Portfolio
2025
@
 . . . $ 1.75 $ 0.02 $ 0.08 $ 0.10 $ — $ — $ — $ 1.85 6.07% $ 741,845 0.66%
+
0.57%
+
2.15%
+
18%
2024 . . . . 1.66 0.03 0.17 0.20 (0.04) (0.07) (0.11) 1.75 11.88 722,693 0.66 0.57 1.89 24
2023 . . . . 1.69 0.04 0.11 0.15 (0.04) (0.14) (0.18) 1.66 9.68 717,491 0.66 0.57 2.24 18
2022 . . . . 2.01 0.04 (0.10) (0.06) (0.04) (0.22) (0.26) 1.69 (3.22) 702,376 0.65 0.57 2.17 15
2021 . . . . 1.63 0.03 0.39 0.42 (0.04) — (0.04) 2.01 25.70 867,936 0.65 0.57 1.74 18
2020 . . . . 1.78 0.04 (0.05) (0.01) (0.07) (0.07) (0.14) 1.63 1.20 787,521 0.66 0.59 2.48 30
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2025. (Unaudited)
‡
Amount is less than $0.005.
+
Computed on an annualized basis.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Mid Cap Growth Stock Portfolio
2025
@
 . . . $ 3.36 $ 0.00
‡
$ 0.23 $ 0.23 $ — $ — $ — $ 3.59 6.63% $ 1,066,477 0.54%
+
0.54%
+
0.04%
+
43%
2024 . . . . 3.11 (0.00)
‡
0.25 0.25 (0.00)
‡
— (0.00)
‡
3.36 8.21 1,027,872 0.54 0.54 (0.09) 127
2023 . . . . 2.71 0.00
‡
0.41 0.41 (0.01) — (0.01) 3.11 14.96 1,081,974 0.54 0.54 0.09 39
2022 . . . . 3.94 0.01 (0.95) (0.94) (0.00)
‡
(0.29) (0.29) 2.71 (23.77) 1,008,774 0.53 0.53 0.23 46
2021 . . . . 4.09 0.01 0.41 0.42 (0.01) (0.56) (0.57) 3.94 10.18 1,375,568 0.53 0.52 0.13 30
2020 . . . . 3.42 0.01 0.82 0.83 (0.01) (0.15) (0.16) 4.09 25.41 1,344,564 0.54 0.54 0.18 47
Index 400 Stock Portfolio
2025
@
 . . . $ 2.35 $ 0.02 $ (0.02) $ 0.00
‡
$ — $ — $ — $ 2.35 0.09% $ 1,407,814 0.28%
+
0.24%
+
1.41%
+
6%
2024 . . . . 2.17 0.03 0.26 0.29 (0.03) (0.08) (0.11) 2.35 13.63 1,402,515 0.28 0.24 1.26 16
2023 . . . . 1.97 0.03 0.29 0.32 (0.03) (0.09) (0.12) 2.17 16.15 1,290,814 0.28 0.25 1.42 19
2022 . . . . 2.57 0.03 (0.38) (0.35) (0.02) (0.23) (0.25) 1.97 (13.26) 1,137,710 0.28 0.25 1.34 14
2021 . . . . 2.15 0.03 0.49 0.52 (0.02) (0.08) (0.10) 2.57 24.46 1,335,937 0.27 0.24 1.03 20
2020 . . . . 2.02 0.02 0.23 0.25 (0.03) (0.09) (0.12) 2.15 13.37 1,115,469 0.28 0.26 1.31 18
Mid Cap Value Portfolio
2025
@
 . . . $ 1.53 $ 0.02 $ 0.02 $ 0.04 $ — $ — $ — $ 1.57 2.75% $ 645,836 0.88%
+
0.72%
+
2.27%
+
43%
2024 . . . . 1.48 0.03 0.10 0.13 (0.03) (0.05) (0.08) 1.53 8.65 632,435 0.88 0.72 2.04 57
2023 . . . . 1.64 0.03 0.06 0.09 (0.04) (0.21) (0.25) 1.48 6.26 665,543 0.88 0.72 2.17 50
2022 . . . . 2.00 0.04 (0.08) (0.04) (0.04) (0.28) (0.32) 1.64 (1.15) 650,964 0.88 0.72 2.10 74
2021 . . . . 1.65 0.03 0.35 0.38 (0.02) (0.01) (0.03) 2.00 23.27 704,855 0.88 0.72 1.54 54
2020 . . . . 1.65 0.03 — 0.03 (0.03) — (0.03) 1.65 1.67 600,403 0.89 0.75 1.79 76
Small Cap Growth Stock Portfolio
2025
@
 . . . $ 2.53 $ 0.00
‡
$ (0.12) $ (0.12) $ — $ — $ — $ 2.41 (4.59)% $ 700,752 0.56%
+
0.56%
+
0.01%
+
48%
2024 . . . . 2.24 (0.00)
‡
0.30 0.30 (0.01) — (0.01) 2.53 13.18 733,031 0.56 0.56 (0.06) 68
2023 . . . . 1.89 0.00
‡
0.35 0.35 (0.00)
‡
— (0.00)
‡
2.24 18.36 686,669 0.56 0.56 0.17 64
2022 . . . . 3.22 0.00
‡
(0.90) (0.90) — (0.43) (0.43) 1.89 (28.49) 594,877 0.56 0.56 0.05 52
2021 . . . . 3.42 (0.00)
‡
0.15 0.15 (0.00)
‡
(0.35) (0.35) 3.22 4.11 830,014 0.54 0.54 (0.06) 43
2020 . . . . 2.72 0.00
‡
0.86 0.86 (0.00)
‡
(0.16) (0.16) 3.42 33.47 840,446 0.56 0.56 0.10 60
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2025. (Unaudited)
‡
Amount is less than $0.005.
+
Computed on an annualized basis.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Index 600 Stock Portfolio
2025
@
 . . . $ 1.60 $ 0.01 $ (0.09) $ (0.08) $ — $ — $ — $ 1.52 (4.57)% $ 471,974 0.27%
+
0.27%
+
1.52%
+
7%
2024 . . . . 1.53 0.02 0.10 0.12 (0.02) (0.03) (0.05) 1.60 8.43 476,360 0.27 0.27 1.29 19
2023 . . . . 1.39 0.02 0.20 0.22 (0.02) (0.06) (0.08) 1.53 15.76 437,546 0.28 0.28 1.45 25
2022 . . . . 1.85 0.02 (0.32) (0.30) (0.02) (0.14) (0.16) 1.39 (16.37) 371,552 0.28 0.28 1.12 16
2021 . . . . 1.50 0.02 0.37 0.39 (0.01) (0.03) (0.04) 1.85 26.22 434,426 0.27 0.27 1.28 22
2020 . . . . 1.43 0.01 0.13 0.14 (0.02) (0.05) (0.07) 1.50 10.93 344,102 0.31 0.31 1.10 28
Small Cap Value Portfolio
2025
@
 . . . $ 2.02 $ 0.01 $ (0.06) $ (0.05) $ — $ — $ — $ 1.97 (2.28)% $ 548,368 0.88%
+
0.87%
+
0.96%
+
21%
2024 . . . . 1.91 0.01 0.19 0.20 (0.02) (0.07) (0.09) 2.02 10.36 578,679 0.88 0.87 0.73 32
2023 . . . . 1.81 0.02 0.22 0.24 (0.01) (0.13) (0.14) 1.91 13.85 575,849 0.88 0.87 0.82 29
2022 . . . . 2.58 0.01 (0.48) (0.47) (0.01) (0.29) (0.30) 1.81 (18.53) 535,618 0.88 0.87 0.50 27
2021 . . . . 2.20 0.01 0.49 0.50 (0.01) (0.11) (0.12) 2.58 23.00 685,304 0.87 0.86 0.27 22
2020 . . . . 2.17 0.01 0.15 0.16 (0.01) (0.12) (0.13) 2.20 9.29 615,079 0.88 0.88 0.50 28
International Growth Portfolio
2025
@
 . . . $ 1.94 $ 0.02 $ 0.24 $ 0.26 $ — $ — $ — $ 2.20 13.73% $ 1,127,399 0.61%
+
0.61%
+
1.59%
+
13%
2024 . . . . 1.90 0.02 0.09 0.11 (0.02) (0.05) (0.07) 1.94 5.30 1,044,160 0.61 0.61 0.80 23
2023 . . . . 1.63 0.02 0.31 0.33 (0.02) (0.04) (0.06) 1.90 20.77 1,018,872 0.62 0.62 0.99 21
2022 . . . . 2.40 0.02 (0.58) (0.56) (0.01) (0.20) (0.21) 1.63 (23.13) 893,048 0.62 0.62 0.84 15
2021 . . . . 2.14 0.01 0.33 0.34 (0.01) (0.07) (0.08) 2.40 15.92 1,068,232 0.62 0.61 0.51 25
2020 . . . . 1.85 0.01 0.32 0.33 (0.03) (0.01) (0.04) 2.14 17.91 924,242 0.63 0.63 0.64 21
Research International Core Portfolio
2025
@
 . . . $ 1.08 $ 0.02 $ 0.16 $ 0.18 $ — $ — $ — $ 1.26 16.57% $ 976,241 0.79%
+
0.71%
+
3.09%
+
17%
2024 . . . . 1.07 0.02 0.02 0.04 (0.02) (0.01) (0.03) 1.08 3.25 858,304 0.79 0.72 1.77 21
2023 . . . . 0.98 0.02 0.11 0.13 (0.02) (0.02) (0.04) 1.07 12.95 828,651 0.80 0.75 1.87 15
2022 . . . . 1.29 0.02 (0.25) (0.23) (0.02) (0.06) (0.08) 0.98 (17.16) 744,073 0.80 0.75 1.83 25
2021 . . . . 1.18 0.02 0.12 0.14 (0.01) (0.02) (0.03) 1.29 12.07 963,103 0.78 0.73 1.37 18
2020 . . . . 1.08 0.01 0.13 0.14 (0.02) (0.02) (0.04) 1.18 13.46 891,001 0.81 0.76 1.36 25
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2025. (Unaudited)
+
Computed on an annualized basis.
‡
Amount is less than $0.005.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
International Equity Portfolio
2025
@
 . . . $ 1.59 $ 0.03 $ 0.33 $ 0.36 $ — $ — $ — $ 1.95 22.65% $ 2,226,847 0.68%
+
0.68%
+
3.94%
+
8%
2024 . . . . 1.58 0.04 0.02 0.06 (0.05) — (0.05) 1.59 3.94 1,877,350 0.68 0.68 2.52 19
2023 . . . . 1.40 0.04 0.19 0.23 (0.05) — (0.05) 1.58 16.09 1,877,275 0.68 0.68 2.65 14
2022 . . . . 1.59 0.04 (0.15) (0.11) (0.04) (0.04) (0.08) 1.40 (6.83) 1,726,196 0.69 0.63 2.69 13
2021 . . . . 1.55 0.04 0.04 0.08 (0.04) — (0.04) 1.59 5.00 1,865,208 0.68 0.51 2.30 118
2020 . . . . 1.65 0.04 (0.09) (0.05) (0.05) — (0.05) 1.55 (2.71) 1,779,819 0.68 0.54 2.59 65
Emerging Markets Equity Portfolio
2025
@
 . . . $ 0.96 $ 0.01 $ 0.11 $ 0.12 $ — $ — $ — $ 1.08 12.21% $ 1,166,558 1.08%
+
0.90%
+
2.44%
+
18%
2024 . . . . 0.93 0.02 0.02 0.04 (0.01) — (0.01) 0.96 4.02 1,044,151 1.08 0.89 1.66 38
2023 . . . . 0.89 0.02 0.04 0.06 (0.02) — (0.02) 0.93 6.91 921,817 1.10 0.91 1.89 24
2022 . . . . 1.32 0.01 (0.35) (0.34) (0.01) (0.08) (0.09) 0.89 (25.28) 854,238 1.09 0.91 1.29 33
2021 . . . . 1.39 0.02 (0.08) (0.06) (0.01) — (0.01) 1.32 (4.55) 993,493 1.06 0.91 1.14 33
2020 . . . . 1.12 0.01 0.28 0.29 (0.02) — (0.02) 1.39 26.86 1,024,098 1.10 0.95 0.67 31
Government Money Market Portfolio
2025
@
 . . . $ 1.00 $ 0.02 $ — $ 0.02 $ (0.02) $ — $ (0.02) $ 1.00 2.03% $ 507,587 0.33%
+
0.33%
+
4.05%
+
—%
2024 . . . . 1.00 0.05 — 0.05 (0.05) (0.00)
‡
(0.05) 1.00 4.99 504,732 0.33 0.33 4.87 —
2023 . . . . 1.00 0.05 — 0.05 (0.05) (0.00)
‡
(0.05) 1.00 4.83 526,384 0.33 0.33 4.72 —
2022 . . . . 1.00 0.01 — 0.01 (0.01) (0.00)
‡
(0.01) 1.00 1.36 542,517 0.33 0.28
**
1.40 —
2021 . . . . 1.00 0.00
‡
— 0.00
‡
(0.00)
‡
(0.00)
‡
(0.00)
‡
1.00 — 488,858 0.33 0.08
**
0.00 —
2020 . . . . 1.00 0.00
‡
— 0.00
‡
(0.00)
‡
(0.00)
‡
(0.00)
‡
1.00 0.31 582,312 0.33 0.25
**
0.26 —
Short-Term Bond Portfolio
2025
@
 . . . $ 1.04 $ 0.02 $ 0.01 $ 0.03 $ — $ — $ — $ 1.07 3.09% $ 391,722 0.40%
+
0.40%
+
4.28%
+
64%
§
2024 . . . . 1.02 0.04 0.02 0.06 (0.04) — (0.04) 1.04 5.04 390,253 0.40 0.40 4.13 116
§
2023 . . . . 0.99 0.03 0.02 0.05 (0.02) — (0.02) 1.02 5.26 385,232 0.38 0.38 3.38 56
§
2022 . . . . 1.05 0.02 (0.07) (0.05) (0.01) (0.00)
‡
(0.01) 0.99 (4.52) 382,738 0.38 0.38 1.90 54
§
2021 . . . . 1.08 0.01 (0.02) (0.01) (0.02) (0.00)
‡
(0.02) 1.05 (0.10) 412,284 0.38 0.38 1.27 46
§
2020 . . . . 1.06 0.02 0.02 0.04 (0.02) — (0.02) 1.08 4.29 383,608 0.39 0.39 1.96 49
§
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2025. (Unaudited)
+
Computed on an annualized basis.
**
During the years ended December 31, 2022, 2021 and 2020, MSA voluntarily agreed to waive a portion of its advisory fee to maintain a positive yield in the Government Money Market Portfolio.
The Government Money Market Portfolio's net expense ratio would increase by an amount of 0.04%, 0.25% and 0.08%, respectively, if such voluntary waiver were excluded for the years ended
December 31, 2022, 2021 and 2020.
‡
Amount is less than $0.005.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Select Bond Portfolio
2025
@
 . . . $ 1.08 $ 0.02 $ 0.03 $ 0.05 $ — $ — $ — $ 1.13 4.16% $ 2,816,200 0.32%
+
0.31%
+
4.44%
+
127%
§
2024 . . . . 1.10 0.05 (0.03) 0.02 (0.04) — (0.04) 1.08 1.76 2,804,436 0.31 0.31 4.33 234
§
2023 . . . . 1.07 0.04 0.02 0.06 (0.03) — (0.03) 1.10 6.19 2,903,697 0.31 0.31 3.86 248
§
2022 . . . . 1.26 0.03 (0.20) (0.17) (0.02) (0.00)
‡
(0.02) 1.07 (13.33) 2,786,616 0.31 0.31 2.30 275
§
2021 . . . . 1.37 0.02 (0.04) (0.02) (0.03) (0.06) (0.09) 1.26 (1.59) 3,428,416 0.31 0.30 1.15 272
§
2020 . . . . 1.30 0.02 0.10 0.12 (0.04) (0.01) (0.05) 1.37 8.98 3,404,268 0.31 0.30 1.75 340
§
Long-Term U.S. Government Bond Portfolio
2025
@
 . . . $ 0.60 $ 0.01 $ 0.01 $ 0.02 $ — $ — $ — $ 0.62 3.67% $ 122,419 2.50%
**,+
2.45%
**,+
3.40%
+
6%
§
2024 . . . . 0.66 0.02 (0.06) (0.04) (0.02) — (0.02) 0.60 (5.78) 114,458 2.73
**
2.68
**
2.76 44
§
2023 . . . . 0.65 0.02 0.01 0.03 (0.02) — (0.02) 0.66 3.33 121,049 2.21
**
2.16
**
2.67 32
§
2022 . . . . 0.94 0.02 (0.30) (0.28) (0.01) — (0.01) 0.65 (29.53) 100,157 1.02
**
0.98
**
2.49 27
§
2021 . . . . 1.21 0.02 (0.08) (0.06) (0.01) (0.20) (0.21) 0.94 (5.37) 138,869 0.67
**
0.67
**
1.73 28
§
2020 . . . . 1.12 0.02 0.17 0.19 (0.02) (0.08) (0.10) 1.21 17.37 153,933 0.94
**
0.94
**
1.61 157
§
Inflation Protection Portfolio
2025
@
 . . . $ 1.02 $ 0.02 $ 0.03 $ 0.05 $ — $ — $ — $ 1.07 4.30% $ 415,020 0.60%
+
0.46%
+
4.00%
+
13%
2024 . . . . 1.04 0.03 (0.02) 0.01 (0.03) — (0.03) 1.02 1.96 408,498 0.59 0.45 3.22 50
2023 . . . . 1.05 0.03 0.01 0.04 (0.05) — (0.05) 1.04 3.90 417,289 0.58 0.52 3.06 41
§
2022 . . . . 1.28 0.05 (0.21) (0.16) (0.04) (0.03) (0.07) 1.05 (12.96) 423,548 0.57 0.54 4.44 51
2021 . . . . 1.21 0.04 0.04 0.08 (0.01) (0.00)
‡
(0.01) 1.28 6.61 513,931 0.56 0.53 3.17 78
2020 . . . . 1.13 0.02 0.08 0.10 (0.02) — (0.02) 1.21 9.57 423,389 0.58 0.55 1.34 56
High Yield Bond Portfolio
2025
@
 . . . $ 0.67 $ 0.02 $ 0.01 $ 0.03 $ — $ — $ — $ 0.70 4.79% $ 703,673 0.46%
+
0.46%
+
5.94%
+
12%
2024 . . . . 0.67 0.04 — 0.04 (0.04) — (0.04) 0.67 6.38 695,777 0.46 0.46 5.91 26
2023 . . . . 0.63 0.04 0.04 0.08 (0.04) — (0.04) 0.67 13.24 744,344 0.45 0.45 6.12 17
2022 . . . . 0.75 0.04 (0.12) (0.08) (0.04) — (0.04) 0.63 (11.33) 689,405 0.45 0.45 5.54 19
2021 . . . . 0.75 0.04 — 0.04 (0.04) — (0.04) 0.75 5.31 842,332 0.44 0.44 4.87 35
2020 . . . . 0.75 0.04 — 0.04 (0.04) — (0.04) 0.75 6.64 825,203 0.45 0.45 5.36 42
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2025. (Unaudited)
+
Computed on an annualized basis.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.
‡
Amount is less than $0.005.
**
The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.70% and 0.65%
respectively for the period ended June 30, 2025, 0.70% and 0.65% respectively in 2024, 0.69% and 0.65% respectively in 2023, 0.68% and 0.65% respectively in 2022, 0.65% and 0.65%
respectively in 2021, and 0.64% and 0.64% respectively in 2020.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Multi-Sector Bond Portfolio
2025
@
 . . . $ 0.99 $ 0.03 $ 0.01 $ 0.04 $ — $ — $ — $ 1.03 4.67% $ 1,326,293 0.85%
**,+
0.74%
**,+
5.25%
+
13%
§
2024 . . . . 0.97 0.05 0.02 0.07 (0.05) — (0.05) 0.99 6.42 1,305,012 0.86
**
0.75
**
5.13 34
§
2023 . . . . 0.91 0.04 0.04 0.08 (0.02) — (0.02) 0.97 9.71 1,199,679 0.83
**
0.73
**
4.53 26
§
2022 . . . . 1.13 0.03 (0.21) (0.18) (0.04) (0.00)
‡
(0.04) 0.91 (15.39) 1,112,579 0.81
**
0.72
**
3.48 18
2021 . . . . 1.16 0.03 (0.03) 0.00
‡
(0.02) (0.01) (0.03) 1.13 (0.08) 1,316,651 0.81
**
0.71
**
2.90 21
2020 . . . . 1.14 0.04 0.03 0.07 (0.05) (0.00)
‡
(0.05) 1.16 6.13 1,148,511 0.82
**
0.73
**
3.23 30
§
Active/Passive All Equity Portfolio
2025
***
. . . $ 1.00 $ 0.00
‡
$ — $ — $ — $ — $ — $ 1.00 —% $ 25,003 1.51%
+
0.27%
+
4.12%
+
—%
Active/Passive Aggressive Portfolio
2025
***
. . . $ 1.00 $ 0.00
‡
$ — $ — $ — $ — $ — $ 1.00 —% $ 25,003 1.51%
+
0.27%
+
4.12%
+
—%
Asset Allocation Portfolio
2025
@
 . . . $ 1.12 $ 0.01 $ 0.06 $ 0.07 $ — $ — $ — $ 1.19 6.51% $ 281,740 0.45%
+
0.15%
+
0.92%
+
10%
2024 . . . . 1.08 0.03 0.07 0.10 (0.02) (0.04) (0.06) 1.12 9.72 272,773 0.58 0.13 2.29 26
2023 . . . . 1.01 0.02 0.14 0.16 (0.02) (0.07) (0.09) 1.08 15.24 273,823 0.58 0.10 1.95 11
2022 . . . . 1.33 0.02 (0.23) (0.21) (0.03) (0.08) (0.11) 1.01 (14.83) 257,699 0.57 0.09 1.46 35
2021 . . . . 1.29 0.02 0.12 0.14 (0.03) (0.07) (0.10) 1.33 10.45 320,737 0.55 0.09 1.37 18
2020 . . . . 1.22 0.03 0.12 0.15 (0.03) (0.05) (0.08) 1.29 13.43 306,692 0.57 0.09 2.32 29
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2025. (Unaudited)
+
Computed on an annualized basis.
**
The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.82% and 0.72%
respectively for the period ended June 30, 2025, 0.82% and 0.72% respectively in 2024, 0.83% and 0.73% respectively in 2023, 0.81% and 0.71% respectively in 2022, 0.80% and 0.71%
respectively in 2021, and 0.81% and 0.72% respectively in 2020.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.
‡
Amount is less than $0.005.
***
For the period June 30, 2025 (commencement of operations) to June 30, 2025. (Unaudited)

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Balanced Portfolio
2025
@
 . . . $ 1.33 $ 0.01 $ 0.06 $ 0.07 $ — $ — $ — $ 1.40 5.66% $ 1,934,842 0.26%
+
0.11%
+
1.00%
+
7%
2024 . . . . 1.29 0.04 0.06 0.10 (0.03) (0.03) (0.06) 1.33 7.43 1,915,820 0.31 0.09 2.73 29
2023 . . . . 1.21 0.03 0.13 0.16 (0.03) (0.05) (0.08) 1.29 13.07 1,962,442 0.31 0.06 2.15 9
2022 . . . . 1.57 0.02 (0.24) (0.22) (0.05) (0.09) (0.14) 1.21 (14.14) 1,883,127 0.31 0.06 1.54 30
2021 . . . . 1.57 0.02 0.10 0.12 (0.04) (0.08) (0.12) 1.57 7.56 2,381,573 0.31 0.06 1.51 20
2020 . . . . 1.49 0.04 0.13 0.17 (0.04) (0.05) (0.09) 1.57 12.49 2,367,387 0.31 0.06 2.40 28
Active/Passive Conservative Portfolio
2025
***
. . . $ 1.00 $ 0.00
‡
$ — $ — $ — $ — $ — $ 1.00 —% $ 25,003 1.51%
+
0.27%
+
4.12%
+
—%
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2025. (Unaudited)
+
Computed on an annualized basis.
***
For the period June 30, 2025 (commencement of operations) to June 30, 2025. (Unaudited)
‡
Amount is less than $0.005.

Notes to Financial Statements (unaudited)
Note 1. Organization
Northwestern Mutual Series Fund, Inc. (the "Series Fund") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation
Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio,
Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value
Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio,
Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money
Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation
Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Active/Passive All Equity Portfolio, Active/
Passive Aggressive Portfolio, Asset Allocation Portfolio, Balanced Portfolio and Active/Passive Conservative Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by an affiliate, The
Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds).
The Government Money Market Portfolio is a government money market fund under Rule 2a-7 of the 1940 Act.
The Active/Passive All Equity Portfolio, Active/Passive Aggressive Portfolio, Asset Allocation Portfolio, Balanced Portfolio and
Active/Passive Conservative Portfolio (collectively, “Allocation Portfolios”) each operate as “fund-of-funds”.  Each of these
Allocation Portfolios invest in a combination of both actively managed and passive underlying Portfolios of the Series Fund and exchange traded funds which are not portfolios of the Series Fund.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.
A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends and interest are netted against income and separately disclosed in the Statements of Operations.
Some of the Portfolios may be subject to capital gains taxes imposed by certain countries in which they invest. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.
C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue
Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.
In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2021 to 2024) for major jurisdictions and concluded there was no material impact to the Portfolios' net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Notes to Financial Statements (unaudited)
D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Government Money Market Portfolio and at least annually for the remaining Portfolios, when applicable.
E. New Accounting Pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09, Income taxes (Topic 740): Improvements to Income Tax Disclosure (“ASU 2023-09”), which enhances the transparency and usefulness of income tax disclosures. ASU 2023-09 will be effective for fiscal year ends beginning after December 15, 2024. Management is evaluating the impact of this guidance on future financial statements.
F. Segment Reporting — Collectively, the Series Fund President, Series Fund Chief Financial Officer and the Chief Investment
Officer of Mason Street Advisors, LLC (“MSA” and the Series Fund investment adviser) act as the Portfolios’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each
Portfolio as a whole and that each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the each Portfolio’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within each
Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.
G. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is specific identification. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-
dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios. The Portfolios consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in the short-term investments on the Schedule of Investments as well as in investments on the Statements of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.
Note 3. Security Valuation
For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the
New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.
The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:
Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives
Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)
Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)
The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.
The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’

Notes to Financial Statements (unaudited)
investments classified as Level 1 and Level 2 in the fair value hierarchy:
Equity securities (common and preferred stock) and exchange traded funds (“ETFs”) for which market quotations are readily available are valued at the last sale or, when available, official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are generally valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy when such fair value procedures are applied.
Fixed income securities, including corporate, short-term investments (other than in the Government Money Market
Portfolio), convertible, municipal bonds, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as
Level 2 in the fair value hierarchy.
Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.
Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.
Investments in open-end mutual funds (including other Portfolios and excluding ETFs) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy.
All securities in the Government Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.
Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.
Centrally-cleared swaps and over-the-counter financial derivatives, such as foreign currency contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.
The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’

Notes to Financial Statements (unaudited)
investments classified as Level 3 in the fair value hierarchy:
Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors (“Board”).
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data ( e.g. trade information or broker quotes). The factors considered in reaching these values at
June 30, 2025 included, but were not limited to, broker quotes, liquidity, prepayment speed, duration, geopolitical events and recoverability.
A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of
Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, a Level 3 reconciliation and details of significant unobservable inputs have been included in the notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments. As of June 30, 2025, there were no Portfolios that owned a material amount of Level 3 securities.
The day-to-day responsibility for pricing Portfolio securities and other investments has been delegated to State Street Bank and Trust Company in its capacity as fund accountant, subject to the oversight of MSA. Securities for which market quotations are readily available are priced at market value and all other securities and assets are valued at fair value as determined in good faith by the Board of Directors (the “Board”) of the Series Fund. The Board has designated MSA, the Portfolios’
investment adviser, as “valuation designee” under Rule 2a-5 of the 1940 Act to perform fair value determinations for the
Portfolios’ investments that do not have readily available market quotations, subject to the Board’s oversight. MSA has adopted Valuation Policies and Procedures that govern MSA’s responsibilities for executing the fair valuation process. While the Board has designated MSA as valuation designee, the Board oversees MSA in its role as valuation designee.
Note 4. Securities and Other Investments
A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations, and the Portfolios post collateral to meet margin requirements. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.
B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.
C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Notes to Financial Statements (unaudited)
D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.
The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of income and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.
E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.
F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-
indexed bond will be included as interest income in the applicable Portfolio’s Statements of Operations even though investors do not receive their principal until maturity.
G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and
Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested.
H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of

Notes to Financial Statements (unaudited)
those securities. For the period ended June 30, 2025, the Long-Term U.S. Government Bond Portfolio entered into financing transactions utilizing various U.S. Treasury bonds.
I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan.
The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding.
Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.
J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The
Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest
payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of
Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the
Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account.
Note 5. Derivative Instruments
The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the
Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of
Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.
Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as
“Collateral with Counterparty” on the Statements of Assets and Liabilities.
A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the
Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Notes to Financial Statements (unaudited)
B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.
C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.
Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security.
Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.
D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”)
and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the
Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of
Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the
Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Notes to Financial Statements (unaudited)
Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.
Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically credit indices, corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.
As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the
Schedules of Investments.
If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.
E. Derivative Disclosures — Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2025, are (amounts in thousands):
Asset Derivatives Liability Derivatives
Portfolio
Statement of Assets and Liabilities
Location Value
Statement of Assets and Liabilities
Location Value
Index 500 Stock Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
$ 279 Payables – Variation Margin (Futures) $ -
Large Company Value Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency - Payables – Foreign Currency 326

Notes to Financial Statements (unaudited)
Asset Derivatives Liability Derivatives
Portfolio
Statement of Assets and Liabilities
Location Value
Statement of Assets and Liabilities
Location Value
Equity Income Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency $ - Payables – Foreign Currency $ 19
Index 400 Stock Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
- Payables – Variation Margin (Futures) 10
Mid Cap Value Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency - Payables – Foreign Currency 1,169
Index 600 Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
- Payables – Variation Margin (Futures) 1
International Growth Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 7 Payables – Foreign Currency 5
Research International Core Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 11 Payables – Foreign Currency 2
International Equity Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 1,439 Payables – Foreign Currency 3,446
Short-Term Bond Portfolio
Interest rate contracts Receivables – Variation Margin
(Futures)
23 Payables – Variation Margin (Futures) 95
Long-Term U.S. Government Bond Portfolio
Interest rate contracts Receivables – Variation Margin
(Futures)
21 Payables – Variation Margin (Futures) 185
Interest rate contracts Receivables – Variation Margin
(Cleared Swap)
11 Payables – Variation Margin (Cleared
Swap)
41
Interest rate contracts Receivables – Outstanding Options
Written, at Value
- Payables – Outstanding Options
Written, at Value
11
Inflation Protection Portfolio
Inflation contracts Receivables – Variation Margin
(Cleared Swap)
24 Payables – Variation Margin (Cleared
Swap)
9
Inflation contracts Receivables – Outstanding Swaps
Contracts, at Value
7,147 Payables – Outstanding Swaps
Contracts, at Value
296
Multi-Sector Bond Portfolio
Credit contracts Receivables – Outstanding Swaps
Contracts, at Value
66 Payables – Outstanding Swaps
Contracts, at Value
150
Credit contracts Receivables – Variation Margin
(Cleared Swap)
431 Payables – Variation Margin (Cleared
Swap)
-
Forward foreign
currency contracts
Receivables – Foreign Currency 3,022 Payables – Foreign Currency 10,937
Interest rate contracts Receivables – Variation Margin
(Futures)
424 Payables – Variation Margin (Futures) 9
Interest rate contracts Receivables – Variation Margin
(Cleared Swap)
233 Payables – Variation Margin (Cleared
Swap)
529
Interest rate contracts Receivables – Outstanding Options
Written, at Value
- Payables – Outstanding Options
Written, at Value
139
Balanced Portfolio
Commodity contracts Receivables – Outstanding Swaps
Contracts, at Value
- Payables – Outstanding Swaps
Contracts, at Value
-
Asset Allocation Portfolio
Commodity contracts Receivables – Outstanding Swaps
Contracts, at Value
- Payables – Outstanding Swaps
Contracts, at Value
-

Notes to Financial Statements (unaudited)
Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June
30, 2025 are (amounts in thousands):
Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure for the period ended June 30, 2025 are (amounts in thousands):
Realized Gain (Loss) on Derivatives Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Index 500 Stock Portfolio
Equity contracts $ − $ (397) $ − $ − $ (397)
Large Company Value Portfolio
Forward foreign currency contracts − − (831) − (831)
Equity Income Portfolio
Forward foreign currency contracts − − 33 − 33
Index 400 Stock Portfolio
Equity contracts − (303) − − (303)
Mid Cap Value Portfolio
Forward foreign currency contracts − − (3,441) − (3,441)
Index 600 Stock Portfolio
Equity contracts − (130) − − (130)
International Growth Portfolio
Forward foreign currency contracts − − 19 − 19
Research International Core Portfolio
Forward foreign currency contracts − − 177 − 177
International Equity Portfolio
Forward foreign currency contracts − − 4,065 − 4,065
Emerging Markets Equity Portfolio
Forward foreign currency contracts − − (370) − (370)
Short-Term Bond Portfolio
Credit contracts − − − 32 32
Interest rate contracts − 466 − − 466
Long-Term U.S. Government Bond Portfolio
Interest rate contracts 41 576 − (103) 514
Inflation Protection Portfolio
Forward foreign currency contracts − − 2 − 2
Interest rate contracts − 263 − − 263
Inflation contracts − − − 554 554
Multi-Sector Bond Portfolio
Credit contracts − − − 2,048 2,048
Forward foreign currency contracts − − (14,115) − (14,115)
Interest rate contracts 364 232 − 3,248 3,844
Balanced Portfolio
Commodity contracts − − − 222 222
Asset Allocation Portfolio
Commodity contracts − − − 1,242 1,242
Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Index 500 Stock Portfolio
Equity contracts $ − $ 3,740 $ − $ − $ 3,740
Large Company Value Portfolio
Forward foreign currency contracts − − (469) − (469)

Notes to Financial Statements (unaudited)
Volumes on derivative instruments by contract type and primary risk exposure, for the period ended June 30, 2025 are:
Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Equity Income Portfolio
Forward foreign currency contracts $ − $ − $ 23 $ − $ 23
Index 400 Stock Portfolio
Equity contracts − 920 − − 920
Mid Cap Value Portfolio
Forward foreign currency contracts − − (1,747) − (1,747)
Index 600 Stock Portfolio
Equity Contracts − 119 − − 119
International Growth Portfolio
Forward foreign currency contracts − − 197 − 197
Research International Core Portfolio
Forward foreign currency contracts − − 458 − 458
International Equity Portfolio
Forward foreign currency contracts − − (6,838) − (6,838)
Emerging Markets Equity Portfolio
Forward foreign currency contracts − − 151 − 151
Short-Term Bond Portfolio
Interest rate contracts − (608) − − (608)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts 5 (1,256) − 217 (1,034)
Inflation Protection Portfolio
Inflation contracts − − − 694 694
Multi-Sector Bond Portfolio
Credit contracts − − − 1,665 1,665
Forward foreign currency contracts − − (11,816) − (11,816)
Interest rate contracts 59 3,380 − (4,616) (1,177)
Balanced Portfolio
Commodity contracts − − − − −
Asset Allocation Portfolio
Commodity contracts − − − − −
Volume of Derivative Instruments Held
Average Number of
Contracts
Average Notional
( Amounts in Thousands )
Portfolio
Exchange Traded
Options Futures
Forward Foreign
Currency Contracts Swaps
Over the
Counter
Options
Index 500 Stock Portfolio
Equity contracts − 222 − − −
Large Company Value Portfolio
Forward foreign currency contracts − − 14,516 − −
Index 400 Stock Portfolio
Equity contracts − 45 − − −
Mid Cap Value Portfolio
Forward foreign currency contracts − − 51,414 − −
Index 600 Stock Portfolio
Equity contracts − 19 − − −
International Equity Portfolio
Forward foreign currency contracts − − 171,185 − −
Short-Term Bond Portfolio
Credit contracts − − − 995 −
Interest rate contracts − 654 − − −

Notes to Financial Statements (unaudited)
Note 6. Portfolio Risk
In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company.
Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the
Portfolio may realize significantly less than the value at which it previously recorded those investments.
The value of a Portfolio’s investments may decline because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. The global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Local and global markets and normal market operations can be adversely affected by significant market disruptions. Market disruptions can be caused by local, regional or global events such as war, military conflict, political instability, acts of terrorism, social unrest, environmental disasters, natural disasters or events, trade disputes, supply chain disruptions, spread of infectious diseases or other public health issues, climate change, recessions, or other events. Climate change, the outbreak of infectious diseases or other public health issues may exacerbate other pre-existing political, social, economic, market and financial risks. Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. The impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. The impact of any such events could negatively affect the global economy as well as the economies of individual countries, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Such events may affect certain sectors, industries, businesses, geographic regions or countries more significantly than others. In addition, any of such circumstances could result in disruptions in the trading markets and could result in increased market volatility. Such events could adversely affect the prices and liquidity of a Portfolio’s securities and could have a materially negative impact on the value of a Portfolio. Such events also could impact the ability of the Fund to process transactions or perform other operational activities. The Fund cannot predict the effects of geopolitical or other events in the future on the U.S. and other economies, the securities markets, or the Portfolios.
Volume of Derivative Instruments Held
Average Number of
Contracts
Average Notional
( Amounts in Thousands )
Portfolio
Exchange Traded
Options Futures
Forward Foreign
Currency Contracts Swaps
Over the
Counter
Options
Long-Term U.S. Government Bond Portfolio
Interest rate contracts 35 459 − 17,160 −
Inflation Protection Portfolio
Interest rate contracts − 26 − − −
Inflation contracts − − − 168,850 −
Multi-Sector Bond Portfolio
Credit contracts − − − 253,672 −
Forward foreign currency contracts − − 892,437 − −
Interest rate contracts 20 2,145 − 1,117,613 21,333
Balanced Portfolio
Commodity contracts − − − 34,432 −
Asset Allocation Portfolio
Commodity contracts − − − 6,166 −

Notes to Financial Statements (unaudited)
Master Netting Arrangements
The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase
Agreements and Global Master Repurchase Agreements are in place that governs repurchase, reverse repurchase, and sale-
buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master
Agreements and Credit Support Annexes (“ISDA agreements”) are in place that governs certain OTC financial derivative transactions. ISDA agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA agreement. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances.
Certain Portfolios have agreements with counterparties that contain provisions, or contingency features, that allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, certain agreements specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the Portfolio to terminate while a decline in the Portfolio’s net assets of more than a certain percentage would allow the counterparty to terminate. In such a situation, the counterparty involved would have the option to waive the triggering event or liquidate the affected positions pursuant to the terms of the related agreement. The aggregate amount of derivatives in a liability position is disclosed in Note 5.
Offsetting Assets and Liabilities
Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the
Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral, for the period ended June 30, 2025, has been limited such that the net amount cannot be less than zero.
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral as of period end:
Large Company Value Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ - $ - $ - $ (185) $ - $ (185) $ (185) $ - $ (185)
Morgan Stanley Capital Services
LLC - - - (141) - (141) (141) 120 (21)
Total $ - $ - $ - $ (326) $ - $ (326) $ (326) $ 120 $ (206)

Notes to Financial Statements (unaudited)
Mid Cap Value Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ - $ - $ - $ (368) $ - $ (368) $ (368) $ 360 $ (8)
Morgan Stanley Capital Services
LLC - - - (801) - (801) (801) 635 (166)
Total $ - $ - $ - $ (1,169) $ - $ (1,169) $ (1,169) $ 995 $ (174)
International Equity Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 61 $ - $ 61 $ (200) $ - $ (200) $ (139) $ - $ (139)
Barclays Bank PLC 4 - 4 (68) - (68) (64) - (64)
Citibank NA 161 - 161 (763) - (763) (602) 602 -
Goldman Sachs Bank USA 5 - 5 (77) - (77) (72) - (72)
HSBC Bank USA 478 - 478 (1,103) - (1,103) (625) 625 -
JP Morgan Chase Bank NA 109 - 109 (450) - (450) (341) 341 -
Morgan Stanley And Co.
International PLC - - - (115) - (115) (115) 115 -
Standard Chartered Bank - - - (22) - (22) (22) - (22)
State Street Bank And Trust
Company 30 - 30 (97) - (97) (67) - (67)
UBS AG 591 - 591 (540) - (540) 51 (51) -
Total $ 1,439 $ - $ 1,439 $ (3,435) $ - $ (3,435) $ (1,996) $ 1,632 $ (364)
Inflation Protection Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ - $ 2,127 $ 2,127 $ - $ - $ - $ 2,127 $ (2,119) $ 8
Barclays Bank PLC - - - - (296) (296) (296) - (296)
Goldman Sachs International - 5,020 5,020 - - - 5,020 (4,960) 60
Total $ - $ 7,147 $ 7,147 $ - $ (296) $ (296) $ 6,851 $ (7,079) $ (228)

Notes to Financial Statements (unaudited)
The following is a summary by counterparty of the market value of repurchase agreements, financing transactions, collateral and net exposure as of period end:
The Long-Term U.S. Government Bond Portfolio average amount of borrowings outstanding during the period ended June
30, 2025 was $71,726 (amount in thousands) at a weighted average interest rate of 4.490%. Average borrowings include sale-buyback transactions.
Multi-Sector Bond Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts
Written
Options Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 37 $ - $ 37 $ (5,177) $ - $ - $ (5,177) $ (5,140) $ 4,575 $ (565)
Barclays Bank PLC 442 30 472 (714) - - (714) (242) 242 -
BNP Paribas SA 779 - 779 (1,295) - - (1,295) (516) 417 (99)
Goldman Sachs Bank USA 366 - 366 (60) (76) (17) (153) 213 (213) -
HSBC Bank PLC 112 - 112 (1,029) - - (1,029) (917) 911 (6)
JP Morgan Chase Bank NA 461 30 491 (2,506) (13) - (2,519) (2,028) 1,253 (775)
Morgan Stanley Capital Services
LLC - 6 6 - (42) (113) (175) (169) 169 -
NatWest Markets PLC 21 - 21 - - - - 21 - 21
Royal Bank of Canada 40 - 40 (4) - - (4) 36 - 36
UBS AG 10 - 10 (100) - - (100) (90) 47 (43)
Total $ 2,268 $ 66 $ 2,334 $ (10,885) $ (131) $ (150) $ (11,166) $ (8,832) $ 7,401 $ (1,431)
Government Money Market Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Reverse
Repurchase
Agreements
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Bank of Montreal $ 20,000 $ - $ - $ 20,000 $ (20,000) $ -
Bank of Nova Scotia 20,000 - - 20,000 (20,000) -
BNP Paribas 20,000 - - 20,000 (20,000) -
Citigroup Global Markets, Inc. 25,000 - - 25,000 (25,000) -
Goldman Sachs Group LP 15,000 - - 15,000 (15,000) -
Mitsubishi UFJ 25,000 - - 25,000 (25,000) -
Mizuho Securities 28,000 - - 28,000 (28,000) -
Natixis S.A. 25,000 - - 25,000 (25,000) -
TD Securities 20,000 - - 20,000 (20,000) -
Total $ 198,000 $ - $ - $ 198,000 $ (198,000) $ -
Long-Term U.S. Government Bond Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Short Sales
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Goldman Sachs & Co. LLC $ - $ - $ (46,103) $ (46,103) $ 45,933 $ (170)
Morgan Stanley & Co. LLC - - (147,814) (147,814) 115,761 (32,053)
Total $ - $ - $ (193,917) $ (193,917) $ 161,694 $ (32,223)

Notes to Financial Statements (unaudited)
The Multi-Sector Bond Portfolio average amount of borrowings outstanding during the period ended June 30, 2025 was
$5,301 (amount in thousands) at a weighted average interest rate of 3.581%. Average borrowings include reverse repurchase agreements.
Note 7. Investment Advisory, Sub-Advisory, and Compliance Fees
The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, an affiliate and wholly-owned subsidiary of Northwestern
Mutual. Certain Portfolios, listed below, pay a fixed annual rate based on the average daily net asset values of the Portfolio.
* Rate effective May 1, 2025. Prior to May 1, 2025, the rate for the investment advisory fee was graded by the asset size of the Portfolio according to the following schedule: 0.60% on the Portfolio’s first $100 million of average daily net assets, 0.50% on the next $150 million, and 0.40% on average daily net assets in excess of $250 million.
** Rate effective May 1, 2025. Prior to May 1, 2025, the rate for the investment advisory fee was a fixed annual rate of 0.30% based on the average daily net asset values of the Portfolio.
For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:
Multi-Sector Bond Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Reverse
Repurchase
Agreements
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Bank of Nova Scotia $ 7,344 $ - $ - $ 7,344 $ (7,344) $ -
Barclays Bank PLC - (844) - (844) 844 -
Canadian Imperial Bank of
Commerce 51,404 - - 51,404 (51,404) -
Citigroup Global Markets, Inc. 64,600 - - 64,600 (64,600) -
Deutsche Bank Securities, Inc. 3,800 - - 3,800 (3,800) -
Morgan Stanley & Co.
International PLC - (3,604) - (3,604) 3,604 -
JP Morgan Securities LLC 59,100 - - 59,100 (59,100) -
Total $ 186,248 $ (4,448) $ - $ 181,800 $ (181,800) $ -
Portfolio Fee
Index 500 Stock Portfolio ............................... 0.20%
Index 400 Stock Portfolio ............................... 0.25%
Mid Cap Value Portfolio ................................. 0.85%
Small Cap Value Portfolio .............................. 0.85%
Government Money Market Portfolio ............. 0.30%
Select Bond Portfolio ..................................... 0.30%
Active/Passive All Equity Portfolio ................. 0.15%
Active/Passive Aggressive Portfolio .............. 0.15%
Asset Allocation Portfolio * ............................. 0.15%
Balanced Portfolio ** ...................................... 0.15%
Active/Passive Conservative Portfolio ........... 0.15%
Portfolio
First $50
Million
Next $50
Million
Excess Over
$100 Million
Growth Stock Portfolio ................................... 0.60% 0.50% 0.40%
Large Cap Core Stock Portfolio ..................... 0.60% 0.50% 0.40%
Mid Cap Growth Stock Portfolio .................... 0.80% 0.65% 0.50%
Small Cap Growth Stock Portfolio ................. 0.80% 0.65% 0.50%
High Yield Bond Portfolio ............................... 0.60% 0.50% 0.40%
Portfolio
First $100
Million
Next $400
Million
Excess Over
$500 Million
Focused Appreciation Portfolio ...................... 0.80% 0.75% 0.70%

Notes to Financial Statements (unaudited)
For certain Portfolios, MSA contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees, fees for class actions, other passive securities litigation and anti-
trust claim filing services and such non-recurring and extraordinary expenses as they may arise) will not exceed the following amounts:
Portfolio
First $100
Million
Next $150
Million
Excess Over
$250 Million
Large Company Value Portfolio ..................... 0.72% 0.67% 0.62%
Domestic Equity Portfolio .............................. 0.65% 0.55% 0.50%
International Growth Portfolio ........................ 0.75% 0.65% 0.55%
Short-Term Bond Portfolio ............................. 0.35% 0.33% 0.30%
Long-Term U.S. Government Bond Portfolio . 0.555% 0.515% 0.495%
Inflation Protection Portfolio ........................... 0.58% 0.55% 0.49%
Multi-Sector Bond Portfolio ............................ 0.79% 0.78% 0.77%
Portfolio
First $150
Million
Next $150
Million
Next $200
Million
Excess Over
$500 Million
Large Cap Blend Portfolio ............................. 0.77% 0.70% 0.62% 0.56%
Research International Core Portfolio ........... 0.88% 0.82% 0.75% 0.68%
Portfolio
First $500
Million
Excess
Over $500
Million
Equity Income Portfolio .................................. 0.65% 0.60%
Portfolio
First $200
Million
Excess
Over $200
Million
Index 600 Stock Portfolio ............................... 0.25% 0.20%
Portfolio
First $50
Million
Excess
Over $50
Million
International Equity Portfolio .......................... 0.85% 0.65%
Portfolio
First $250
Million
Next $250
Million
Next $500
Million
Excess Over
$1.0 Billion
Emerging Markets Equity Portfolio ................ 1.14% 1.08% 0.96% 0.78%
Portfolio Expiration
Focused Appreciation Portfolio ...................... 0.90% April 30, 2026
Large Cap Blend Portfolio ............................. 0.85% April 30, 2026
Large Company Value Portfolio ..................... 0.80% April 30, 2026
Domestic Equity Portfolio .............................. 0.75% April 30, 2026
Equity Income Portfolio .................................. 0.75% April 30, 2026
Mid Cap Value Portfolio ................................. 1.00% April 30, 2026
Index 600 Stock Portfolio ............................... 0.35% April 30, 2026
Small Cap Value Portfolio .............................. 1.00% April 30, 2026
International Growth Portfolio ........................ 1.10% April 30, 2026
Research International Core Portfolio ........... 1.15% April 30, 2026
Emerging Markets Equity Portfolio ................ 1.50% April 30, 2026
Short-Term Bond Portfolio ............................. 0.45% April 30, 2026
Long-Term U.S. Government Bond Portfolio . 0.65% April 30, 2026
Inflation Protection Portfolio ........................... 0.65% April 30, 2026
Multi-Sector Bond Portfolio ............................ 0.90% April 30, 2026
Active/Passive All Equity Portfolio ................. 0.27% April 30, 2026
Active/Passive Aggressive Portfolio .............. 0.27% April 30, 2026
Asset Allocation Portfolio ............................... 0.75% April 30, 2026

Notes to Financial Statements (unaudited)
Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.60%
on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and
0.38% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30,
2026.
Focused Appreciation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is
0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.37% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after
April 30, 2026.
Large Cap Blend Portfolio – For the period from January 1, 2025 through April 30, 2025, MSA agreed to waive a portion of its management fee such that the management fee was 0.65% on the Portfolio’s first $150 million of average net assets, 0.60%
on the next $350 million, and 0.56% on average net assets in excess of $500 million. Effective May 1, 2025, MSA has agreed to waive a portion of its management fee such that the management fee is 0.65% on the Portfolio’s first $150 million of average net assets, 0.55% on the next $350 million, and 0.52% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Index 500 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.20%
on the Portfolio’s first $2 billion of average net assets, and 0.18% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Large Company Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.67% on the Portfolio’s first $100 million of average net assets, 0.62% on the next $150 million, 0.59% on the next $250 million, and 0.57% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Domestic Equity Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.65%
on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million,
0.43% on the next $500 million, and 0.41% on the average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Equity Income Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.56%
on the Portfolio’s first $500 million of average net assets, 0.53% on the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Mid Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and 0.49% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Index 400 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.25%
on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Mid Cap Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.78%
on the Portfolio’s first $150 million of average net assets, 0.66% on the next $350 million, and 0.63% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Portfolio Expiration
Active/Passive Conservative Portfolio ........... 0.27% April 30, 2026

Notes to Financial Statements (unaudited)
Small Cap Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.85%
on the Portfolio’s first $500 million of average net assets, and 0.80% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
International Growth Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.75% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.55% on the next $750 million, and 0.54% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Research International Core Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $150 million of average net assets, 0.74% on the next $150 million, 0.67% on the next
$200 million, and 0.60% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
International Equity Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is
0.85% on the Portfolio’s first $50 million of average net assets, 0.65% on the next $1,950 million, and 0.63% on the average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Emerging Markets Equity Portfolio – MSA has agreed to waive a portion of its management fee such that its management fee is 0.95% on the Portfolio’s first $250 million of average net assets, 0.87% on the next $250 million, 0.78% on the next $500 million, and 0.75% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Government Money Market Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $500 million of average net assets, 0.29% on the next $500 million, and 0.28% in excess of
$1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Short-Term Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is
0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million, and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Select Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30%
on the Portfolio’s first $2 billion of average net assets, and 0.28% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Long-Term U.S. Government Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million,
0.495% of the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Inflation Protection Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is
0.42% on the Portfolio’s first $100 million of average net assets, 0.40% on the next $150 million, and 0.38% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
High Yield Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.60%
on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and
0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30,
2026.
Multi-Sector Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is
0.73% on the Portfolio’s first $100 million of average net assets, 0.72% on the next $150 million, 0.69% on the next $250 million, and 0.64% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.

Notes to Financial Statements (unaudited)
Active/Passive All Equity Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.10% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Active/Passive Aggressive Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.10% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Asset Allocation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.10%
on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Balanced Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.10% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Active/Passive Conservative Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.10% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Waivers are not recoupable in future periods.
With respect to certain Portfolios, MSA has engaged and oversees unaffiliated sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such
Portfolio out of its investment management fee.
Compliance fees are paid to Northwestern Mutual, an affiliate of the Series Fund. The compliance fees paid are for the compensation, benefits and expenses of the Chief Compliance Officer and compliance staff. The amounts paid relate only to the Chief Compliance Officer and compliance staffs’ duties and functions performed for the Series Fund.
Note 8. Federal Income Tax Matters
Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, passive foreign investment companies, and financing transactions.
It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies and paydowns on structured product investments.
A summary of the Portfolios’ capital loss carryovers as of December 31, 2024 is provided below:
Capital losses are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year.
Capital
Loss
Carryover
Losses
Utilized
(Amounts in thousands)
Growth Stock Portfolio .............................. $ – $ 34,697
Mid Cap Growth Stock Portfolio .................. – 39,527
Small Cap Growth Stock Portfolio ............... – 40,494
International Equity Portfolio ...................... – 15,718
Emerging Markets Equity Portfolio .............. 106,529 –
Short-Term Bond Portfolio ......................... 13,833 1,096
Select Bond Portfolio ................................ 466,161 25,178
Long-Term U.S. Government Bond Portfolio .. 17,099 –
Inflation Protection Portfolio ....................... 27,523 –
High Yield Bond Portfolio .......................... 44,935 239
Multi-Sector Bond Portfolio ........................ 128,297 2,503

Notes to Financial Statements (unaudited)
When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains.
The tax character of distributions paid for the year ended December 31, 2024 was as follows:
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
2024 Distributions
Paid From:
Portfolio
Ordinary
Income
Long-term
Capital Gain
                                                             (Amounts in thousands)
Growth Stock Portfolio ................................. $ 1,260 $ —
Focused Appreciation Portfolio ........................... — 121,060
Large Cap Core Stock Portfolio ........................... 5,581 34,308
Large Cap Blend Portfolio ............................... 6,986 32,889
Index 500 Stock Portfolio ............................... 76,347 102,573
Large Company Value Portfolio ........................... 3,915 4,950
Domestic Equity Portfolio ............................... 21,844 80,337
Equity Income Portfolio ................................. 18,517 23,276
Mid Cap Growth Stock Portfolio ........................... 944 —
Index 400 Stock Portfolio ............................... 18,277 44,010
Mid Cap Value Portfolio ................................. 18,818 13,797
Small Cap Growth Stock Portfolio ......................... 2,597 —
Index 600 Stock Portfolio ............................... 5,413 10,051
Small Cap Value Portfolio ............................... 4,766 19,555
International Growth Portfolio ............................ 9,209 26,315
Research International Core Portfolio ...................... 15,800 5,020
International Equity Portfolio ............................. 55,095 —
Emerging Markets Equity Portfolio ......................... 15,666 —
Government Money Market Portfolio ....................... 25,286 9
Short-Term Bond Portfolio ............................... 13,119 —
Select Bond Portfolio ................................... 110,410 —
Long-Term U.S. Government Bond Portfolio ................. 3,761 —
Inflation Protection Portfolio .............................. 12,928 —
High Yield Bond Portfolio ................................ 43,835 —
Multi-Sector Bond Portfolio .............................. 65,277 —
Balanced Portfolio ..................................... 42,536 38,644
Asset Allocation Portfolio ................................ 5,503 8,203
Portfolio
Undistributed
Ordinary
Income
Undistributed
Long-Term
Gains
Accumulated
Losses
Unrealized
Appreciation
(Depreciation)
(Amounts in thousands)
Growth Stock Portfolio ............................................................. $ 1,228 $ 24,863 $ – $ 741,970
Focused Appreciation Portfolio .................................................. – 201,020 – 773,080
Large Cap Core Stock Portfolio ................................................. 9,473 107,481 – 163,346
Large Cap Blend Portfolio ........................................................ 11,438 10,186 – 29,252
Index 500 Stock Portfolio ......................................................... 75,498 233,299 – 4,642,860
Large Company Value Portfolio ................................................. 4,542 8,117 – 5,780
Domestic Equity Portfolio ......................................................... 24,240 93,852 – 98,550
Equity Income Portfolio ............................................................ 15,757 67,667 – 152,512
Mid Cap Growth Stock Portfolio ................................................. 7,537 169,150 – 36,573
Index 400 Stock Portfolio ......................................................... 39,966 69,081 – 402,733
Mid Cap Value Portfolio ........................................................... 27,117 32,170 – (1,247)
Small Cap Growth Stock Portfolio .............................................. 15,453 32,894 – 108,645
Index 600 Stock Portfolio ......................................................... 7,008 23,594 – 82,139
Small Cap Value Portfolio ......................................................... 7,008 51,347 – 119,136
International Growth Portfolio .................................................... 9,765 40,819 – 254,447
Research International Core Portfolio ......................................... 16,766 13,851 – 133,986
International Equity Portfolio ..................................................... 57,082 21,478 – (2,233)
Emerging Markets Equity Portfolio ............................................. 13,959 – (106,529) 112,921
Government Money Market Portfolio .......................................... – – – –
Short-Term Bond Portfolio ........................................................ 16,160 – (13,833) (3,089)
Select Bond Portfolio ............................................................... 125,101 – (466,161) (96,038)

Notes to Financial Statements (unaudited)
Note 9. Voluntary Reimbursements
Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 79% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements, included in Unaffiliated Dividends on the Statements of Operations, are recorded when foreign dividend taxes are accrued.
Voluntary reimbursements for the period ended June 30, 2025 are summarized below (amounts in thousands):
Note 10. Guarantees
In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of material loss to be remote.
Note 11. Investment Income and Securities Transactions
For the period ended June 30, 2025, transactions in securities other than short term investments were:
Portfolio
Undistributed
Ordinary
Income
Undistributed
Long-Term
Gains
Accumulated
Losses
Unrealized
Appreciation
(Depreciation)
(Amounts in thousands)
Long-Term U.S. Government Bond Portfolio ................................. $ 4,085 $ – $ (17,099) $ (59,921)
Inflation Protection Portfolio ...................................................... 18,119 – (27,523) (31,178)
High Yield Bond Portfolio ......................................................... 41,921 – (44,935) (27,652)
Multi-Sector Bond Portfolio ....................................................... 73,244 – (128,297) (55,895)
Balanced Portfolio .................................................................. 56,628 46,298 – (25,141)
Asset Allocation Portfolio .......................................................... 6,882 7,883 – 8,822
Portfolio
2025
Reimbursements
International Growth Portfolio ............................ $ 824
International Equity Portfolio ............................. 3,166
Research International Core Portfolio ...................... 1,319
Emerging Markets Equity Portfolio ......................... 1,258
Portfolios
Non-U.S.
Govt.
Security
Purchases
U.S. Govt.
Security
Purchases
Non-U.S.
Govt.
Security
Sales/
Maturities
U.S. Govt.
Security
Sales/
Maturities
(Amounts in thousands)
Growth Stock Portfolio ............................................................ $ 68,001 $ — $ 132,809 $ —
Focused Appreciation Portfolio ................................................. 15,959 — 93,069 —
Large Cap Core Stock Portfolio ................................................ 310,439 — 334,108 —
Large Cap Blend Portfolio ....................................................... 31,507 — 39,397 —
Index 500 Stock Portfolio ........................................................ 39,021 — 89,354 —
Large Company Value Portfolio ................................................ 87,063 — 92,092 —
Domestic Equity Portfolio ........................................................ 214,678 — 209,388 —
Equity Income Portfolio ........................................................... 128,045 — 147,743 —
Mid Cap Growth Stock Portfolio ................................................ 431,229 — 453,220 —
Index 400 Stock Portfolio ........................................................ 83,968 — 76,585 —
Mid Cap Value Portfolio .......................................................... 274,404 — 267,708 —
Small Cap Growth Stock Portfolio ............................................. 328,881 — 333,126 —
Index 600 Stock Portfolio ........................................................ 52,798 — 34,060 —
Small Cap Value Portfolio ........................................................ 113,081 — 116,511 —
International Growth Portfolio ................................................... 142,345 — 184,088 —
Research International Core Portfolio ........................................ 150,499 — 150,977 —

Notes to Financial Statements (unaudited)
Transactions with Affiliated Companies
The Series Fund and its Portfolios are permitted to purchase securities from, and sell securities to (so called “cross-trades”),
(i) other Portfolios, (ii) any registered investment company which is an affiliate, or an affiliate of an affiliate, or (iii) any person which is an affiliate, or an affiliate of an affiliate, of the Series Fund or the Portfolio solely by reason of having a common investment adviser or sub-adviser (or affiliated investment advisers) or common directors and/or officers, pursuant to procedures adopted by the Board under Rule 17a-7 of the 1940 Act (“Procedures”). These Procedures have been designed to ensure that any cross-trade of securities by a Portfolio complies with Rule 17a-7 of the 1940 Act. Each cross-trade is effected at the current market price as defined under the Procedures. Pursuant to the Procedures, for the period ended June
30, 2025, the Series Fund Portfolios engaged in the following cross-trades (amounts in thousands):
Note 12. Subsequent Events
Effective July 1, 2025, the following Portfolio names changed:
Effective July 31, 2025, Putnam Investment Management, LLC began serving as the sub-adviser for the Domestic Equity
Portfolio.
Effective August 1, 2025, MSA entered into a revised advisory fee waiver agreement related to the Emerging Markets Equity
Portfolio in which MSA has agreed to waive a portion of its management fee such that its management fee is 0.84% on the
Portfolio’s first $250 million of average net assets, 0.76% on the next $250 million, and 0.68% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Portfolios
Non-U.S.
Govt.
Security
Purchases
U.S. Govt.
Security
Purchases
Non-U.S.
Govt.
Security
Sales/
Maturities
U.S. Govt.
Security
Sales/
Maturities
(Amounts in thousands)
International Equity Portfolio .................................................... $ 161,330 $ — $ 184,164 $ —
Emerging Markets Equity Portfolio ............................................ 197,721 — 204,452 —
Short-Term Bond Portfolio ....................................................... 101,153 152,533 73,063 172,201
Select Bond Portfolio .............................................................. 1,273,769 2,268,458 993,809 2,507,819
Long-Term U.S. Government Bond Portfolio ................................ — 17,327 105 9,710
Inflation Protection Portfolio ..................................................... 30,548 19,116 22,431 25,215
High Yield Bond Portfolio ........................................................ 81,269 — 83,317 —
Multi-Sector Bond Portfolio ...................................................... 164,234 — 219,420 7,496
Active/Passive All Equity Portfolio * ............................................ 24,479 — — —
Active/Passive Aggressive Portfolio * .......................................... 24,485 — — —
Asset Allocation Portfolio ......................................................... 25,091 — 31,851 —
Balanced Portfolio ................................................................. 123,153 — 196,921 —
Active/Passive Conservative Portfolio * ....................................... 24,495 — — —
* Portfolio commenced operations on June 30, 2025
Cross Trade Sales
Portfolio
Cross Trade
Purchases Portfolio Proceeds
Net Realized Gain
(Loss) on Sales
International Growth Portfolio $ 14,768 International Growth Portfolio $ 2,662 $ 1,465
Mid Cap Value Portfolio 95 Mid Cap Value Portfolio 29 (19)
Small Cap Growth Stock Portfolio 1,739 (450)
Small Cap Value Portfolio 1,419 (378)
Former Name New Name
Asset Allocation Portfolio Active/Passive Moderate Portfolio
Balanced Portfolio Active/Passive Balanced Portfolio

Abbreviations (unaudited)
Abbreviations that may be used in the preceding statements
ADR American Depositary Receipt
AFC Available Funds Cap security - Security accrues interest at an assumed or uncapped rate.  If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO Interest Only Security
PO Principal Only Security
RB Revenue Bond
CPURNSA U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR Interbank Offered Rate
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
CME Chicago Mercantile Exchange
ICE Intercontinental Exchange
FTSE Financial Times Stock Exchange
SONIO Sterling Overnight Interbank Average Rate
DAC Designated Activity Company
TBA To Be Announced
CMT Constant Maturity Treasury
OIS Overnight Index Swaps
BBR Bank Bill Rate
BBSW Bank Bill Swap Reference Rate
DIFC Dubai International Financial Centre
BRL-CDI Brazil Interbank Deposit Rate
EURIBOR Euro Interbank Offered Rate
PRIBOR Prague Interbank Offered Rate
ETF Exchange Traded Fund
Currency Abbreviations
AED United Arab Emirates Dirham
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Renminbi - Offshore
CNY Chinese Yuan Renminbi
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KWD Kuwaiti Dinar
MXN Mexican New Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RUB Russian Ruble
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
ZAR South African Rand

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Northwestern Mutual Series Fund, Inc.
Annual Contract Review Process
Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose on Form N-CSR the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.
At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment advisory agreement between Mason Street Advisors, LLC (“Mason Street
Advisors”) and the Series Fund with respect to each of the existing portfolios of the Series Fund (each, an “Existing Portfolio”
and collectively, the “Existing Portfolios”), as well as the investment sub-advisory agreements between Mason Street Advisors and each of the sub-advisers of those Existing Portfolios for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.
Board Approvals During the Six-Month Period Ended June 30, 2025
At its February 27, 2025 meeting, the Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Existing Portfolios (the “Advisory Agreement”), as well as an amendment thereto.
Also at its February 27, 2025 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1) a Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Wellington
Management Company LLP (“Wellington”) relating to the Series Fund’s Small Cap Growth Stock and Large Cap Core Stock
Portfolios and (2) two Amended and Restated Investment Sub-Advisory Agreements between Mason Street Advisors and
Northern Trust Investments, Inc. (“Northern Trust”) relating to the Series Fund’s Index 400 Stock Portfolio and Index 600 Stock
Portfolio.
At its June 5, 2025 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1)
a Fourth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts
Financial Services Company (“MFS”) relating to the Series Fund’s Research International Core Portfolio, (2) a Third Amended
and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and FIAM LLC (“FIAM”) relating to the
Series Fund’s International Growth Portfolio, (3) a Second Amended and Restated Investment Sub-Advisory Agreement
between Mason Street Advisors and abrdn Investments Limited (“abrdn”), along with an amendment thereto, relating to the
Series Fund’s Emerging Markets Equity Portfolio, (4) an Amended and Restated Investment Sub-Advisory Agreement between
Mason Street Advisors and Dodge & Cox relating to the Series Fund’s International Equity Portfolio, and (5) the Investment
Sub-Advisory Agreement between Mason Street Advisors and J.P. Morgan Investment Management, Inc. (“JPMIM”) relating to the Series Fund’s Large Cap Blend Portfolio.
Wellington, Northern Trust, MFS, FIAM, abrdn, and Dodge & Cox are sometimes collectively referred to herein as the “Sub-
Advisers,” and their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios.” The
Investment Sub-Advisory Agreements with Wellington, Northern Trust, MFS, FIAM, abrdn, and Dodge & Cox are collectively referred to herein as the “Sub-Advisory Agreements.”
Also at its June 5, 2025 meeting, the Board, including the Independent Directors, unanimously approved an Investment Sub-
Advisory Agreement between Mason Street Advisors and Putnam Investment Management, LLC (“Putnam”) relating to the

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Series Fund’s Domestic Equity Portfolio. The foregoing Investment Sub-Advisory Agreement will sometimes be referred to herein as the “New Sub-Advisory Agreement.”
Wellington, Northern Trust, MFS, FIAM, abrdn, Dodge & Cox, JPMIM, and Putnam are sometimes collectively referred to herein as the “Sub-Advisers,” and their respective sub-advised portfolios are sometimes collectively referred to herein as the “Sub-
Advised Portfolios.” The Investment Sub-Advisory Agreements with Wellington, Northern Trust, MFS, FIAM, abrdn, Dodge &
Cox, and JPMIM are collectively referred to herein as the “Existing Sub-Advisory Agreements.”
In determining whether to approve the Existing Sub-Advisory Agreements and the New Sub-Advisory Agreement on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. While particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Existing Portfolios pursuant to the terms of the Existing Sub-Advisory Agreements is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was also based upon information provided and deliberations that occurred at other meetings throughout the year.
The Independent Directors received a memorandum from their counsel advising them of their responsibilities in connection with the consideration of continuance of the Existing Sub-Advisory Agreements, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to sub-
advisers under the Series Fund’s manager-of-managers structure. During the course of their deliberations, the Independent
Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers, and
were represented throughout the process by legal counsel.
Continuation of the Advisory Agreement between the Series Fund and Mason Street Advisors
At its February 27, 2025 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. The Board also unanimously approved an amendment to the Advisory Agreement (the “Amendment”) which (1) incorporated a fee reduction for the Asset Allocation and Balanced
Portfolios , and (2) added three new Series Fund Portfolios, namely the Active/Passive Conservative Portfolio, Active/Passive
Aggressive Portfolio, and Active/Passive All Equity Portfolio (the “New Portfolios”) (as described below).
The material factors and conclusions that formed the basis for the Board’s approval of the continuance of the Advisory
Agreement include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio-by-
Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.
In addition to the information presented by and about Mason Street Advisors during the course of that meeting, the materials provided to the directors in advance of the meeting included Mason Street Advisor’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement and the approval of the Amendment. Those materials also included an independent report prepared by Broadridge (“Broadridge Report”) for each of the Existing Portfolios. The Broadridge Report provided details regarding the fees, expenses, and performance returns captured over a variety of measurement periods, as well as comparative information associated with a peer group for each Portfolio as selected by Broadridge based on the Existing Portfolio’s investment style, characteristics and asset levels, and further customized to filter out funds with different share class characteristics and fund structures. (The Broadridge Report utilizes Morningstar fund classifications and data.) The Broadridge Report included an executive summary of the performance and expense information compiled by Broadridge to facilitate the directors’ review.

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
The materials provided to the Independent Directors included a summary from the Mason Street Advisors’ Chief Compliance
Officer (“CCO”) of Mason Street Advisors’ compliance program, as well as the CCO’s Annual Compliance Report summarizing the results of his review and assessment of the adequacy of Mason Street Advisors’ compliance program. In addition to the information presented at the February 27, 2025 meeting, the directors’ considerations were informed by the information regularly provided to them throughout the year regarding the Existing Portfolios and Mason Street Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Existing Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.
The material factors and conclusions that formed the basis for the Board’s approval of the continuance of the Advisory
Agreement and the approval of the Amendment include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.
Nature, Extent and Quality of Services . In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure, and the tenure and experience of Mason Street Advisors’ investment personnel. The directors considered the performance of each of the Existing Portfolios over various time periods as presented at the February 27, 2025 meeting and at each of the quarterly meetings prior thereto.
Included as part of their review were the presentations and information provided by Mason Street Advisors regarding the services provided by Mason Street Advisors to the Existing Portfolios. These services include the investment management services rendered by Mason Street Advisors’ portfolio managers in providing day-to-day portfolio management services for the
Asset Allocation Portfolio and Balanced Portfolio. The directors considered the effectiveness of Mason Street Advisors’ portfolio managers in providing day-to-day portfolio management services for the foregoing Portfolios. The directors also considered the investment management, administrative and supervisory services related to Mason Street Advisors’ oversight, evaluation and ongoing monitoring of the various sub-advisers appointed to manage the majority of the Series Fund’s Existing Portfolios.
The directors considered the effectiveness and coverage of Mason Street Advisors supervisory oversight of the appointed sub-
advisors, including its monitoring and assessment of sub-advisory investment performance, sub-advisory organizational and personnel developments, sub-advisory investment strategies and execution as well as Mason Street Advisors’ overall level of engagement with the sub-advisory investment teams.
The directors considered information concerning certain benefits to the Series Fund resulting from the functional realignment of MSA under The Northwestern Mutual Life Insurance Company’s (“Northwestern Mutual”) retail investment function that occurred in 2021, as well as benefits from the addition of a second investment advisory client in 2023, including economies of scale from allocating its expenses across a broader client base, additional staff that would support both its second client and the Series Fund, and reduced sub-advisory management fee rates for certain sub-advisers, to name a few.
The directors recognized that in addition to the investment advisory services provided, Mason Street Advisors and its affiliates provided administrative services critical to the operation of the Existing Portfolios and the servicing of the Series Fund’s investors. The risk management infrastructure implemented by Mason Street Advisors, the Series Fund’s compliance program and compliance infrastructure, and its various compliance policies and procedures, oversight of brokerage and trading, and succession planning were also considered by the directors. The directors appreciated that the scope of administrative services provided by Northwestern Mutual for the Series Fund did not change in 2024, nor have MSA or Northwestern Mutual experienced any material issues furnishing such administrative services.
The directors additionally evaluated the nature, scope, extent and quality of services to be provided by MSA with respect to the New Portfolios in light of their extensive experience with MSA. The factors considered by the directors included MSA’s investment personnel to be associated with the New Portfolios, the resources to be committed by MSA in managing the New
Portfolios, and the experience of MSA in managing assets and/or objectives similar to those New Portfolios to be managed solely by MSA. Given the directors’ experience with MSA, they were familiar with and had a thorough understanding of the

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
organization, operations, investment philosophy and personnel. The directors recognized that, in addition to the investment advisory services provided by MSA, MSA and its affiliates would provide certain other services necessary for the operation of the New Portfolios and the servicing of the beneficial owners of shares of the Series Fund. Based on their review of these factors and their experience with MSA’s services for the Existing Portfolios, the directors concluded that they were satisfied with the nature, extent and quality of services to be provided by MSA with respect to each of the New Portfolios, and the resources to be committed by MSA in providing those services.
Based on their review of these factors, and reflecting upon their experience with Mason Street Advisors’ services provided to the Existing Portfolios and the New Portfolios, the Board concluded, as part of their overall evaluation of the Advisory
Agreement and the accompanying Amendment, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Existing Portfolio, as well as the nature, extent and quality of services to be provided by Mason Street Advisors to the New Portfolios, including the resources committed by Mason Street Advisors and its affiliates in providing those services, and the experience and capabilities of the personnel rendering such services.
Investment Performance . The directors considered the investment performance of each of the Existing Portfolios over a variety of periods. The Broadridge Report assisted the Board in its evaluation of the performance of the Existing Portfolios. In addition to considering performance for each Existing Portfolio for both short- and long-term periods, the directors considered:
(i) a comparison of each Existing Portfolio’s one-, three-, and five-year performance to the returns of appropriate index benchmarks, and to the performance averages of each Existing Portfolio’s respective Broadridge fund group categories for the same periods; (ii) the Broadridge overall star rating and for each Existing Portfolio; and (iii) the Broadridge and performance rankings for each Existing Portfolio for the one-, three- and five-year time periods. The directors evaluated each Existing
Portfolio’s performance against these peer categories, industry benchmarks and indices. They viewed this information as providing an objective comparative measure against which they could assess the performance of the Existing Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors affecting the performance of each Existing Portfolio. The directors evaluated a chart provided by Broadridge regarding each Existing Portfolio’s net returns relative to net expenses for the five-year period ended December 31, 2024, which permitted the identification of those Portfolios scoring in the bottom half for performance returns on a comparative basis. The directors considered MSA’s views with respect to performance challenges and expectations for the portfolios in the bottom half of the chart.
In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning portfolio performance, as well as discussions among the Board, the Sub-Advisers and the portfolio managers of the Existing
Portfolios regarding investment strategies and performance that occurred at meetings from time to time. While attentive to short-term performance and what it might indicate in the context of current developments in the economy and financial markets, the directors generally placed greater emphasis on longer-term performance.
Based on the Board’s review of investment performance over various periods, an analysis of the factors resulting in the performance of certain of the Existing Portfolios, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Existing Portfolio over time.
Regarding the New Portfolios, the directors considered MSA’s experience in managing the Asset Allocation and Balanced
Portfolios, both of which are directly managed by MSA, have similar investment strategies, and also operate primarily as “fund of funds.” The directors also considered presentations they had received at various Series Fund Board and committee meetings throughout 2024 concerning The Northwestern Mutual Life Insurance Company’s funds enhancement project, a part of which was the proposal to create the New Portfolios. The directors considered that the New Portfolios would be positioned alongside the Asset Allocation and Balanced Portfolios as a full suite of investment options which encompass the full risk tolerance spectrum. Based on these and other factors deemed relevant, the Board concluded that it was satisfied with the personnel to be associated with the New Portfolios and MSA’s experience and capabilities to manage them.

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Management Fees and Other Expenses . The Broadridge Report assisted the Board in the evaluation of the relative expenses of the Existing Portfolios. The directors reviewed a comparison of the management fees of the Existing Portfolios and those of an independently selected peer group of mutual funds for each of the Existing Portfolios. The directors further considered the expenses of each Existing Portfolio and a comparison of those expenses with each Existing Portfolio’s respective peer group and fund category group as a guide to help assess the reasonableness of each Existing Portfolio’s advisory fees and net and total expense ratios. The Broadridge Report also included additional comparative information relating to other fee components, including costs relating to custodial services, shareholder reporting, audit expenses and advisory fees. The directors used the comparative data to help assess the reasonableness of each Existing Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds because of the differing manner in which service providers bundle the services they provide and the fees they charge.
In evaluating the level of management fees paid by each Existing Portfolio, the directors considered the structure and size of the Existing Portfolios, the fees paid by each Existing Portfolio under the Advisory Agreement, the expense cap and fee waiver agreements in place for certain Existing Portfolios, and the amounts waived or reimbursed by Mason Street Advisors under such agreements. In considering Mason Street Advisors’ management fees on a stand-alone basis, the directors took into consideration that the management fees compensated Mason Street Advisors for a broader range of services
(both investment management and administrative services) than may be included under a typical investment management contract, and concluded that as a result of these additional services, viewing Mason Street Advisors’ management fees in light of Broadridge-reported averages might not provide the most accurate frame of reference for comparative purposes. The directors also took into consideration that the Amendment up for consideration at the February 27, 2025 meeting included a proposed fee reduction for the Asset Allocation and Balanced Portfolios.
The directors also evaluated each Existing Portfolio’s total operating expenses over various periods. The directors observed favorably that all of the Existing Portfolios were ranked in Broadridge’s first or second quartile (meaning lowest expenses) for net total expenses within their respective category groups at December 31, 2024, with 21 of the Existing Portfolios ranking in the first quartile.
Based on their review of the management fees and other expenses, the comparative data, the performance of each Existing
Portfolio, and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Existing Portfolios (as modified by the applicable expense waivers and fee caps) were reasonable in relation to the nature, scope and quality of advisory services provided by Mason Street Advisors and the performance of the Existing Portfolios.
In evaluating the proposed management fees and expenses for the New Portfolios, the directors considered each New
Portfolio’s management fees and expected expense ratios in absolute terms as well as compared with the fees and expenses of comparable peer groups of unaffiliated funds. The directors also considered the projected size of the New Portfolios. The directors considered the comparative data as a guide to help assess the reasonableness of each New Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not apparent.
The directors noted that each of the New Portfolios were projected to be in the top two quintiles (meaning lowest expenses)
of their respective peer groups with respect to total net operating expenses. While noting that the contractual and projected management fees in some instances were projected at lower quintiles, the directors considered that MSA would assume many of the administrative and operational expenses of the New Portfolios, in addition to the investment management expenses. Based on their review of the management and other expenses, the comparative data, the performance of accounts managed similarly to the New Portfolios, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each of the New Portfolios were reasonable in relation to the nature, scope and quality of services to be provided and the experience of the MSA in managing funds similar to the New Portfolios.
Costs and Profitability . The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors based upon its relationship with the Existing Portfolios. The directors considered Mason

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Street Advisors’ pricing methodology for its services as investment adviser. The directors considered Mason Street Advisors’
presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Existing Portfolios on an aggregate and a per portfolio basis, and reviewed Mason Street Advisors’ allocation methodology with respect to its revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of expenses in each Existing Portfolio’s respective Broadridge peer group and fund group category and the ranking of each Existing Portfolio within the applicable peer group and fund group category. In connection with its review of the profitability of Mason Street Advisors’ services to the Existing Portfolios, the directors considered services provided by affiliates of Mason Street Advisors.
The directors considered the allocation of fees as between Mason Street Advisors and each Sub-Adviser as well as applicable asset levels, breakpoints, total expenses and management fee waivers that are in place for the Existing Portfolios. As part of the allocation of fees, the Board considered Mason Street Advisors’ increase in the advisory fee waiver for the Emerging
Markets Equity Portfolio during 2025. The directors noted further MSA’s decision to retain all other existing advisory fee waivers and expense caps for an additional one-year period.
The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including (as applicable) the participation of fund families advised by certain sub-advisers to the Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street
Advisors, the participation of such fund families in a mutual fund partner program offered by such brokerage affiliate of Mason
Street Advisors, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors.
The directors received information about Mason Street Advisors’ ongoing reliance on Rule 12d1-4 under the Investment
Company Act of 1940, as amended, to operate each of the Asset Allocation and Balanced Portfolios as fund of funds on a going forward basis. The directors considered the full scope of services provided by Mason Street Advisors to the Asset Allocation and Balanced Portfolios, and Mason Street Advisors’ view that the fees it received under the Advisory Agreement relating to the Asset Allocation and Balanced Portfolios were based on services that were in addition to and not duplicative of the services provided by any funds acquired by the Asset Allocation and Balanced Portfolios in reliance on Rule 12d1-4 (“acquired funds”). The directors considered that Mason Street Advisors has in place an advisory fee waiver agreement with respect to each of the Asset Allocation and Balanced Portfolios that results in an advisory fee that compensates Mason Street Advisors appropriately for the services provided to the Portfolios. Moreover, the directors were apprised that MSA had evaluated the complexity of the structure and fees and expenses associated with the Balanced and Asset Allocation Portfolios’ investments in acquired funds and had found that the Balanced and Asset Allocation Portfolios’ fees and expenses did not duplicate the fees and expenses of any acquired fund, as required by Rule 12d1-4. The directors observed that the proposed Active/Passive
Conservative, Active/Passive Aggressive, and Active/Passive All Equity Portfolios would also operate as fund of funds once they commenced operations. The directors noted that each of the proposed New Portfolios would likewise have in place advisory fee waiver agreements, which would appropriately compensate Mason Street Advisors for the services it proposed to provide to the New Portfolios.
The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability provided for each
Existing Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability arising from each of the Existing Portfolios was not excessive.
Economies of Scale . The directors also considered whether each Existing Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered that breakpoints are contained in the advisory fee schedules for 20 of the 27 Existing Portfolios and further considered the extent to which the Existing Portfolios may benefit from economies of scale through those breakpoints. The directors also considered Mason Street Advisors’ explanation of why breakpoints for the remaining Existing Portfolios, as well as the proposed New Portfolios, had not been established, including that those portfolios were ranked the lowest or close to the lowest in terms of total expenses of each portfolio’s respective

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
peer group as determined by Broadridge or benefited from advisory fee waivers and/or expense limitation agreements put in place by Mason Street Advisors. Also considered was Mason Street Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Existing and New Portfolio’s assets grow over time. The Board also considered that Mason Street Advisors was able to obtain sub-advisory fee reductions with a number of sub-advisers throughout 2024 and the first two quarters of 2025. Based on this information, the Board concluded that, within the context of its overall determinations regarding the Advisory Agreement, each Existing Portfolio’s and each of the New
Portfolios’ fee structures reflected appropriate economies of scale for the benefit of Portfolio investors.
Continuation of the Sub-Advisory Agreements between Mason Street Advisors and Certain Sub-Advisers
At its February 27, 2025 and June 5, 2025 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Existing Sub-Advisory Agreements with respect to the related Sub-Advised Portfolios. At those meetings, the directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios. In addition to the information presented by and about such Sub-Advisers during the course of those meetings, the directors also had each Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Sub-
Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Existing Sub-
Advisory Agreements. The directors also had Mason Street Advisors’ Executive Summary and Overview of each Sub-Adviser and other materials prepared by Mason Street Advisors. The materials contained detailed information on organizational and management structures, client base, performance over multiple time periods, expenses, brokerage commissions, portfolio turnover, style consistency, key portfolio statistics and metrics, and other factors with respect to each of the Sub-Advised
Portfolios. The materials also contained an analysis of the Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series Fund’s Chief Compliance Officer regarding the compliance structure and practices of each Sub-Adviser. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their ongoing discussions with representatives of Mason Street
Advisors, its affiliates and each Sub-Adviser.
The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Existing
Sub-Advisory Agreements include those discussed below. The directors evaluated a variety of information they deemed relevant on a portfolio-by-portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different directors may have placed greater weight on certain factors than did other directors.
Nature, Extent and Quality of Services . In considering the nature, extent and quality of each Sub-Adviser’s services, the directors reviewed each Sub-Adviser’s financial strength and stability, assets under management and overall reputation. The directors evaluated the investment strategies employed by each Sub-Adviser, as well as the personnel providing such services with respect to the Sub-Advised Portfolio. In particular, the directors considered presentations given by the portfolio managers and how the Sub-Advised Portfolios were being positioned in the current market environment. The directors also considered
Mason Street Advisors’ reports on due diligence visits and conference calls that had been conducted with the Sub-Advisers.
With respect to the Existing Sub-Advisory Agreements reviewed in February, the directors expressed continued confidence in
Wellington’s ability as a sub-adviser. The directors considered the performance of the Small Cap Growth and Large Cap Core
Stock Portfolios. The directors noted that Wellington was a strong, high-quality investment firm and that they appreciated the qualitative improvements made by Wellington with respect to its investment processes. With respect to Northern Trust, the directors were satisfied with the performance of Northern Trust as sub-adviser for the Index 400 Stock and Index 600 Stock
Portfolios. The directors expressed no concerns with either Sub-Adviser’s financial stability, financial strength or other firm level matters.
With respect to the Existing Sub-Advisory Agreements considered for continuance in June, the directors noted no concerns with overall financial strength or stability of any of the Sub-Advisers. The directors noted the underperformance of the
Emerging Markets Equity Portfolio over certain time periods, but appreciated the sub-advisory fee reduction abrdn had agreed

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
to. The directors considered information from each of the Sub-Advisers concerning various organizational changes at the firm, including certain retirements and personnel transitions, and any impact those changes might cause to the management of the relevant Portfolios, if any.
The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers. Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Based on their review of these factors, their discussions with the Sub-Advisers, and their experience with the services provided by the Sub-Advisers for the respective
Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Existing Sub-
Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services, and were satisfied with the experience and capabilities of the Sub-Advisers and the personnel associated with the Sub-Advised Portfolios.
Investment Performance . The directors reviewed the investment performance of each of the Sub-Advised Portfolios over multiple time periods. In addition to considering performance for each Sub-Advised Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Sub-Advised Portfolio’s one-, three-, and five-year (as applicable)
performance to the returns of appropriate industry benchmarks and indices, and to the performance averages of each Sub-
Advised Portfolio’s respective Broadridge fund group categories for the same periods; (ii) the Broadridge overall star rating for each Sub-Advised Portfolio; and (iii) the Broadridge performance rankings for each Sub-Advised Portfolio for the one-, three-
and five-year time periods (as applicable). The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices and viewed this information as providing an objective comparative measure against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.
With respect to the Portfolios managed by Wellington, the directors considered information provided by Wellington concerning certain upcoming personnel changes. In that regard, the directors considered that Wellington provided positive comments regarding the changes. The directors observed that any underperformance related to the Small Cap Growth Stock and Large
Cap Core Stock Portfolios was explainable based on Wellington’s investment these and strategies. With respect to Northern
Trust, the directors noted that the performance achieved by Northern Trust for the Index 400 Stock and Index 600 Stock
Portfolios had been consistent with the underlying indices.
The directors identified no material concerns with respect to the overall performance of Portfolios sub-advised by JPMIM,
MFS or FIAM. The directors did raise questions, however, regarding the performance of the Emerging Markets Equity Portfolio over certain periods relative to its benchmark. The directors considered information concerning the Portfolio’s positioning in
Russia and China and the impact of those holdings on the Portfolio’s performance. The directors observed that abrdn was able to identify reasons for the Portfolio’s underperformance, some of which was due to economic and political uncertainty, and expressed optimism concerning the Portfolio’s performance in future periods.
In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. While attentive to short-term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance. For the reasons set forth above, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.
Management Fees and Other Expenses . The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Sub-Advisory Agreements. The directors considered the fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly-managed accounts. In considering the level of management fees, the directors evaluated the size of the Sub-Advised Portfolios, expenses

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
assumed by Mason Street Advisors, and the existing expense limitation and/or fee waiver arrangements agreed to by Mason
Street Advisors with respect to each Sub-Advised Portfolio (as applicable).
As part of their evaluation, the directors reviewed an independent analysis prepared by Broadridge of comparative expense data for each Sub-Advised Portfolio. Broadridge provided data as of December 31, 2024 comparing each Sub-Advised Portfolio’s net and total expenses with those of a peer group of funds utilized in connection with variable insurance products sharing a similar investment classification, objective and asset allocation, each as selected by Broadridge. The directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios.
The directors considered that 8 of the 9 Sub-Advised Portfolios whose sub-advisory agreements were approved for renewal at the February and June meetings were ranked in Broadridge’s first, most favorable, quartile for total expenses for the period ended December 31, 2024, while the remaining Sub-Advised Portfolio ranked in Broadridge’s second quartile for the same period.
The directors also reviewed the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios. The directors took into consideration the advisory fee waiver and/or expense limitation agreements that were in place with respect to each of the Sub-Advised Portfolios whose sub-advisory agreement was approved for renewal, except for the Small Cap
Growth Stock Portfolio, which ranked in the first quartile of its peer group for both net and total expenses (meaning lowest expenses).
Based on their review of the above information and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios.
Costs and Profitability . The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors from the Sub-Advised Portfolios. The directors considered Mason Street Advisors’
presentations to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Sub-Advised Portfolios on an aggregate and a per portfolio basis, and Mason Street Advisors’ allocation methodology with respect to revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the expense-based rankings of each Sub-Advised Portfolio within the each Existing Portfolio’s respective Broadridge peer group category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided. The directors recognized that sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and each Sub-
Adviser. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information is developed using a variety of assumptions and factors. The directors concluded that they had received sufficient information to evaluate the
Sub-Advisers’ costs and profitability.
The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including (as applicable) the participation of fund families advised by certain
Sub-Advisers to the Sub-Advised Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason
Street Advisors, the participation of such fund families in a certain mutual fund partner program offered by such brokerage affiliate, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors. The directors also reviewed information concerning certain of the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Existing Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-
Advised Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the
Sub-Advised Portfolios, were not excessive.

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Economies of Scale . The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Sub-Advised Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense limitation arrangements in place for the International Growth, Research International Core, Large Cap Blend, Emerging Markets Equity
and Index 600 Stock Portfolios, and the fee waiver arrangements in place with respect to the Large Cap Core Stock, Large
Cap Blend, International Equity, International Growth, Research International Core, Emerging Markets Equity and Index 400
Stock Portfolios. The directors also considered the total assets and expense ratio of each Sub-Advised Portfolio. Based on this information, the Board concluded, within the context of its overall determinations regarding the Existing Sub-Advisory
Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such
Portfolio’s investors.
Other Information . The directors were presented with other information to assist them in their consideration of the continuation of the Advisory Agreement, the Amendment, and the Existing Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the New and Existing Portfolios and information regarding
Mason Street Advisors’ and the Sub-Advisers’ brokerage practices and commissions. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates.
Their review further included information relating to each Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which a Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The directors also considered information regarding each Sub-Adviser’s code of ethics, approach to portfolio manager compensation, and succession planning, as well as information supplied by the Sub-Advisers related to their cybersecurity programs and business continuity plans, and other matters they deemed relevant.
Conclusions of the Directors . Based on a consideration of the foregoing, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment, concluded that the terms of the Advisory Agreement, the Amendment, and the Existing Sub-Advisory Agreements
were fair and reasonable and approved the continuation of each Agreement, as well as the Amendment, as being in the best interests of each Existing and each New Portfolio.
Approval of New Sub-Advisory Agreement
At the June 5, 2025, meeting, the Board, including the Independent Directors, unanimously approved the New Sub-Advisory
Agreement between Mason Street Advisors and Putnam, pursuant to which Putnam was appointed to serve as sub-adviser to the Domestic Equity Portfolio, effective on or about July 31, 2025. (The Domestic Equity Portfolio is hereinafter referred to as the “Portfolio.”)
The Board’s decision to hire Putnam as sub-adviser for the Portfolio was reached after extensive research and qualitative and quantitative analysis of numerous candidate firms and their respective organizational structure, investment processes and long-term performance records.
The material factors and conclusions that formed the basis for the Board’s determination to approve the New Sub-Advisory
Agreement includes those discussed below. In addition to the information provided to them in anticipation of and at the June
5, 2025, Board meeting, the Directors considered the in-person presentation of Putnam related to the Portfolio at a meeting of the Investment Oversight Committee of the Board held on June 5, 2025, and Putnam’s responses to the Directors’ questions during its presentation session at the Investment Oversight Committee meeting.
The process that culminated with the Directors determining to engage Putnam as the replacement investment sub-adviser for the Portfolio had been initiated by the Board of Directors several months earlier. At its December 2024 meeting, the Board was presented with a list of qualifying sub-advisory firms for the mandate, along with a detailed review of the assessment

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
criteria and comparative information regarding each of the candidates. At its February 2025 meeting, the Directors evaluated a compilation of information with respect to each of the candidates for the Portfolio mandate, including historical performance returns over multiple periods peers. The Directors also considered Masons Street Advisors’ positive assessment of the firm’s investment team and the substantial experience of the portfolio managers. Based upon a review of the list of qualified sub-
advisers, the Directors narrowed down the list of candidates to two sub-advisory candidate firms that would receive formal requests for proposals with respect to the Portfolio mandate and would be invited to make presentations to the Board at its
June 2025 meeting.
The Directors considered the different investment approaches utilized by each of the candidates, and the positive and negative considerations of each. The Directors also took into consideration the suitability of each candidate’s respective investment mandate with respect to Northwestern Mutual’s variable products. Finally, the Directors took into consideration Putnam’s general reputation and the strength of the investment-related resources available to be committed in managing the Portfolio.
Based on their review of these factors and other factors deemed relevant, the Board concluded that they were satisfied with the nature, extent and quality of the services to be provided by Putnam with respect to the Portfolio, and the resources to be committed by Putnam in providing such services.
Investment Performance . As a newly appointed sub-adviser, the Directors could not consider Putnam’s investment performance in managing the Portfolio as a factor in evaluating the New Sub-Advisory Agreement, but did consider Putnam’s performance record for a composite of other accounts, including mutual fund accounts, with investment objectives, investment policies and strategies substantially similar to the Portfolio. The Directors considered performance returns (including performance analytics reports evaluating, among other things, standard deviation, information ratio and tracking errors) for these similar accounts for both short- and long-term periods. The Directors also evaluated the similar accounts’ relative performance versus the appropriate index and considered independent Morningstar rankings and ratings of the candidates to provide an objective comparative benchmark against which they could assess the experience and ability of the candidates in managing similar accounts. The Directors also took into consideration information presented regarding the composition of portfolio managed by the candidates in a mandate similar to the Portfolio, including (as applicable) sector and industry weightings, number of holdings, portfolio turnover, total firm ownership, and top ten holdings percentage, among other things.
Management Fees and Other Expenses . In evaluating the management fees paid by the Portfolio, the Directors considered the contractual fees and applicable breakpoints paid by the Portfolio under the Advisory Agreement between Mason Street
Advisors and the Series Fund with respect to the Portfolio. The Directors also considered the sub-advisory fees to be paid by Mason Street Advisors to Putnam for services provided to the Portfolio out of its management fee. The Directors also separately considered the proposed allocation between Mason Street Advisors and Putnam of the Portfolio’s investment advisory fee (i.e., the amount of the advisory fee retained by Mason Street Advisors relative to that paid to Putnam as a sub-
advisory fee). They determined that the allocation in each case was reasonable in light of the nature, scope and quality of services to be provided and was the product of an arm’s length negotiation between Mason Street Advisors and Putnam. In evaluating Putnam’s proposed fees relative to the Portfolio, the Directors considered information relating to amounts Putnam charged under other advisory contracts involving similar investment mandates.
The Directors considered the existing structure, size, and total operating expenses of the Portfolio. They also considered existing expense limitation agreements in place for the Portfolio as well as the advisory fee waiver arrangements that were in place.
Based on their review of the management and other expenses, comparative data and other factors deemed relevant by the
Directors, the Board concluded that the management fees, proposed sub-advisory fees and total operating expenses of the
Portfolio were reasonable in relation to the nature, scope and quality of the services to be provided and the experience of
Putnam.
Costs and Profitability . The Directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser for the products of which the Portfolios are an investment option. Also considered was the financial condition of Mason
Street Advisors and information concerning Mason Street Advisors’ costs and profitability with respect to its relationship with the Portfolio in general as well as in light of the sub-advisory fees negotiated with Putnam for the Portfolio. Mason

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Street Advisors provided comparative information regarding the proposed sub-advisory fees of each of the candidates, and projections regarding Mason Street Advisors’ advisory fee spread. Mason Street Advisors also provided a profitability analysis for the Portfolio based on certain assumptions and metrics. In connection with its review of the profitability of Mason Street
Advisors’ services to the Portfolio, the Directors also considered services provided by affiliates of Mason Street Advisors. The
Directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as Mason Street Advisors, and that it is difficult to make comparisons of profitability among investment advisers and clients because comparative information is not generally publicly available and, when available, such information has been developed using a variety of assumptions and other factors. Based on their review of the profitability analysis for each of the Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with the
Portfolio was not excessive.
Economies of Scale . The Directors considered whether the expense structure of the Portfolio permitted economies of scale to be shared with investors in the Portfolio. They also took into consideration the total assets and expense ratios of the Portfolio.
The Directors considered the breakpoints contained in the management fee schedules applicable to the Portfolio, and the extent to which the Portfolio may benefit from economies of scale through those breakpoints. The Directors also considered the fee waiver agreement in place for the Portfolio. Based on this information, the Board concluded that the fee structure for the Portfolio reflected appropriate economies of scale between the Portfolio and Mason Street Advisors.
Other Information . The Directors were presented with other information intended to assist them in their consideration of the approval of the New Sub-Advisory Agreement, including information regarding Putnam’s risk management structure, any pending or recent litigation or regulatory actions to which Putnam or its affiliates may have been a party, and responses to those actions. The Directors also received information regarding Putnam’s cybersecurity program and business continuity plan, as well as information regarding portfolio manager compensation practices as they may apply to those portfolio managers proposed to provide services to the Portfolio.
Conclusions of the Directors . Based on a consideration of all information deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of its business judgment concluded that it was in the best interest of the Portfolio to approve the New Sub-Advisory Agreement between Mason Street Advisors and Putnam.

REPORT ON FORM N-CSR
RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

(b) Financial Highlights are included within the Semi-Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

Item 8.            Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

                        None.

Item 9.            Proxy Disclosures for Open-End Management Investment Companies

None.

Item 10.          Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Directors’ and Officers’ fees paid by the fund are included within the Semi-Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

Item 11.          Statement Regarding Basis for Approval of Investment Advisory Contract

Full list of the approved investment advisory contracts are included within the Semi-Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

Item 12.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

                        Not applicable.

Item 13.          Portfolio Managers of Closed-End Management Investment Companies.

                        Not applicable.

Item 14.          Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                        Not applicable.

Item 15.          Submission of Matters to a Vote of Security Holders

                        Not applicable.

Item 16.          Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing, as required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.          Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                        Not applicable.

Item 18.          Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.          Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:      /s/ Paul A. Mikelson
Paul A. Mikelson
President and Principal Executive Officer

Date:   August 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul A. Mikelson
Paul A. Mikelson
President and Principal Executive Officer

Date:   August 13, 2025

By:      /s/Phillip J. Rinzel
Phillip J. Rinzel
Treasurer and Principal Financial Officer

Date:   August 13, 2025